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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Australia Index Portfolio
ING Emerging Markets Index Portfolio
ING Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan TOPIX Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 3.6%
75,921		Aristocrat Leisure Ltd.	$290,537	0.2
62,618	@	Billabong International Ltd.	47,642	0.0
13,814		Breville Group Ltd.	84,856	0.0
57,669		Crown Ltd.	741,483	0.4
80,490	L	David Jones Ltd.	251,226	0.1
103,864		Echo Entertainment Group Ltd.	378,026	0.2
318,488	L	John Fairfax Holdings Ltd.	209,542	0.1
7,598	L	Fleetwood Corp. Ltd.	73,743	0.0
8,399	L	Flight Centre Ltd.	294,877	0.2
10,675		G.U.D. Holdings Ltd.	79,977	0.0
87,036	L	Harvey Norman Holdings Ltd.	248,400	0.1
16,431		Invocare Ltd.	188,253	0.1
14,801	L	JB Hi-Fi Ltd.	228,228	0.1
88,538	L	Myer Holdings Ltd.	272,825	0.1
36,896	L	Navitas Ltd.	205,220	0.1
40,400		News Corp., Inc.	1,233,173	0.6
143,328		Pacific Brands Ltd.	128,971	0.1
13,996		Premier Investments Ltd.	124,881	0.1
3,940		Reject Shop Ltd.	68,805	0.0
87,066		Seven West Media Ltd.	183,138	0.1
86,292		Southern Cross Media Group Ltd.	140,870	0.1
20,075		Super Retail Group Ltd.	259,162	0.1
111,163		TABCORP Holdings Ltd.	374,866	0.2
207,509		Tattersall’s Ltd.	686,236	0.4
250,062	@	Ten Network Holdings Ltd.	83,560	0.1
21,315		Trade Me Ltd.	83,551	0.0
19,997	L	Wotif.Com Holdings Ltd.	103,444	0.1
			7,065,492	3.6
		Consumer Staples: 8.7%
80,426		Coca-Cola Amatil Ltd.	1,222,931	0.6
255,727	@	Goodman Fielder Ltd.	189,834	0.1
34,752		GrainCorp Ltd.	423,688	0.2
131,016		Metcash Ltd.	566,199	0.3
97,797		Treasury Wine Estates Ltd.	581,369	0.3
176,063		Wesfarmers Ltd.	7,392,974	3.8
188,712		Woolworths Ltd.	6,662,204	3.4
			17,039,199	8.7
		Energy: 6.0%
28,142	@, L	Aquila Resources Ltd.	58,229	0.0
65,082	@	Aurora Oil and Gas Ltd.	224,692	0.1
82,380	@	Australian Worldwide Exploration Ltd.	111,705	0.1
185,100		Beach Petroleum Ltd.	273,522	0.1
30,719	@	Buru Energy Ltd.	79,641	0.0
20,555		Caltex Australia Ltd.	458,996	0.2
66,562	@	Coalspur Mines Ltd.	36,007	0.0
59,178	@	Drillsearch Energy Ltd.	76,994	0.0
151,412	@	Horizon Oil Ltd.	65,630	0.0
26,146	@	Karoon Gas Australia Ltd.	141,256	0.1
59,685	@, L	Maverick Drilling & Exploration Ltd.	39,637	0.0
166,330		Oil Search Ltd.	1,293,719	0.7
166,323		Origin Energy Ltd.	2,314,794	1.2
119,215	@	Paladin Resources Ltd.	124,026	0.1
145,065		Santos Ltd.	1,884,255	1.0
142,840	@	Senex Energy Ltd.	101,394	0.1
90,461		Whitehaven Coal Ltd.	201,129	0.1
94,998		Woodside Petroleum Ltd.	3,560,618	1.8
31,413		WorleyParsons Ltd.	812,329	0.4
			11,858,573	6.0
		Financials: 43.5%
41,076		Abacus Property Group	92,069	0.1
447,947		AMP Ltd.	2,440,456	1.2
61,213		Ardent Leisure Group	90,609	0.0
26,666		ASX Ltd.	1,007,511	0.5
36,154		Australand Property Group	129,982	0.1
417,103		Australia & New Zealand Banking Group Ltd.	12,439,777	6.3
47,016		Bank of Queensland Ltd.	474,111	0.2
60,394		Bendigo Bank Ltd.	648,153	0.3
64,030		BWP Trust	158,872	0.1
357,505		CFS Retail Property Trust	749,434	0.4
84,122		Challenger Financial Services Group Ltd.	338,677	0.2
72,917	@, X	Chapter HA Units Contingent	—	—
33,943		Charter Hall Group	135,700	0.1
41,750		Charter Hall Retail REIT	170,263	0.1
244,640		Commonwealth Bank of Australia	17,376,647	8.9
357,339		Commonwealth Property Office Fund	413,620	0.2
736,756		Dexus Property Group	800,613	0.4
217,325		Federation Centres Ltd	533,990	0.3
28,396		FKP Property Group	46,910	0.0
30,033		FlexiGroup Ltd./Australia	126,013	0.0
230,280		Goodman Group	1,151,065	0.6
248,071		GPT Group	960,041	0.5
104,929		Henderson Group PLC	257,489	0.1
93,491		Investa Office Fund	298,270	0.2
315,380		Insurance Australia Group	1,881,443	1.0
31,362		IOOF Holdings Ltd.	272,131	0.1
79,185		Lend Lease Corp., Ltd.	844,720	0.4
51,900		Macquarie Group Ltd.	2,018,994	1.0
15,889		Magellan Financial Group Ltd.	113,276	0.1
519,992		Mirvac Group	879,852	0.5
356,088		National Australia Bank Ltd.	11,489,546	5.9
6,291		Perpetual Ltd.	265,157	0.1
36,404	L	Platinum Asset Management Ltd.	197,276	0.1
181,865		QBE Insurance Group Ltd.	2,571,106	1.3

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
90,178		Shopping Centres Australasia Property Group	$155,386	0.1
337,984		Stockland	1,289,866	0.7
195,889		Suncorp-Metway Ltd.	2,417,578	1.2
311,642		Westfield Group	3,530,915	1.8
465,006		Westfield Retail Trust	1,463,973	0.7
472,028		Westpac Banking Corp.	15,190,575	7.7
			85,422,066	43.5
		Health Care: 4.3%
24,515		Acrux Ltd.	99,526	0.0
20,625		Ansell Ltd.	346,009	0.2
8,609		Cochlear Ltd.	611,578	0.3
75,740		CSL Ltd.	4,681,592	2.4
25,920	@, L	Mesoblast Ltd.	166,291	0.1
71,021		Primary Health Care Ltd.	367,798	0.2
19,630		Ramsay Health Care Ltd.	660,709	0.3
111,381		ResMed, Inc.	510,312	0.3
176,907		Sigma Pharmaceuticals Ltd.	136,787	0.1
6,898	L	Sirtex Medical Ltd.	79,687	0.0
60,211		Sonic Healthcare Ltd.	876,117	0.4
			8,536,406	4.3
		Industrials: 6.7%
52,230		ALS Ltd./Queensland	572,906	0.3
148,503		Asciano Group	866,398	0.4
298,017		Aurizon Holdings Ltd.	1,253,622	0.6
93,658	@	Australian Infrastructure Fund	298,386	0.2
70,967		Boart Longyear Group	95,396	0.0
24,594	L	Bradken Ltd.	167,477	0.1
236,376		Brambles Ltd.	2,095,812	1.1
16,953	L	Cabcharge Australia Ltd.	81,021	0.0
21,253	L	Cardno Ltd.	152,767	0.1
79,421		CSR Ltd.	170,888	0.1
20,795	L	Decmil Group Ltd.	51,173	0.0
63,010		Downer EDI Ltd.	327,524	0.2
97,140		Emeco Holdings Ltd.	63,552	0.0
43,110		GWA Group Ltd.	113,506	0.1
24,891		Leighton Holdings Ltd.	536,045	0.3
60,858	@	Macquarie Atlas Roads Group	99,024	0.0
8,716		McMillan Shakespeare Ltd.	133,636	0.1
32,837		Mermaid Marine Australia Ltd.	128,953	0.1
23,784		Mineral Resources Ltd.	264,035	0.1
13,804	L	Monadelphous Group Ltd.	327,523	0.2
42,592		NRW Holdings Ltd.	73,783	0.0
344,872	@	Qantas Airways Ltd.	643,032	0.3
90,333		Qube Logistics Holdings Ltd.	159,653	0.1
30,709		SAI Global Ltd.	107,880	0.0
51,249	L	Seek Ltd.	541,766	0.3
14,995		Seven Group Holdings Ltd.	155,319	0.1
31,207		Skilled Group Ltd.	116,101	0.1
219,800		Sydney Airport	751,220	0.4
103,258		Toll Holdings Ltd.	639,856	0.3
66,970		Transfield Services Ltd.	127,943	0.1
158,713	@	Transpacific Industries Group Ltd.	164,029	0.1
225,243		Transurban Group	1,497,682	0.8
24,927	L	UGL Ltd.	266,131	0.1
231,429	@, X	Virgin Australia Holdings Ltd.	—	—
154,197	@	Virgin Australia Holdings Ltd.	66,809	0.0
			13,110,848	6.7
		Information Technology: 0.7%
32,470		carsales.com.au Ltd.	318,784	0.2
77,528		Computershare Ltd.	826,765	0.4
15,342		Iress Market Technology Ltd.	124,710	0.1
10,223		SMS Management & Technology Ltd.	54,163	0.0
			1,324,422	0.7
		Materials: 17.9%
67,691		Adelaide Brighton Ltd.	250,409	0.1
14,990	@	Alacer Gold Corp.	61,475	0.0
376,419	@	Alumina Ltd.	437,043	0.2
183,722		Amcor Ltd.	1,779,992	0.9
191,631		Arrium Ltd.	175,268	0.1
131,174		Atlas Iron Ltd.	153,071	0.1
40,302		Ausdrill Ltd.	122,406	0.1
110,080	@	Beadell Resources Ltd.	104,646	0.1
487,883		BHP Billiton Ltd.	16,678,285	8.5
78,523	@	BlueScope Steel Ltd.	412,278	0.2
116,510		Boral Ltd.	598,035	0.3
22,435	@, L	Cudeco Ltd.	80,044	0.0
69,163	@	Discovery Metals Ltd.	45,476	0.0
54,689		DuluxGroup Ltd.	254,136	0.1
69,899	@	Evolution Mining Ltd.	107,041	0.1
20,431		Fletcher Building Ltd.	144,699	0.1
259,037		Fortescue Metals Group Ltd.	1,072,420	0.6
63,715	L	Iluka Resources Ltd.	626,229	0.3
31,462		Imdex Ltd.	40,364	0.0
247,980		Incitec Pivot Ltd.	801,511	0.4
35,783		Independence Group NL	148,964	0.1
65,918		James Hardie Industries SE	691,493	0.4
23,365		Kingsgate Consolidated Ltd.	95,078	0.1
294,872	@, L	Lynas Corp. Ltd.	173,600	0.1
28,542		Medusa Mining Ltd.	128,275	0.1
13,214	@	Mineral Deposits Ltd.	52,256	0.0
114,565	@, L	Mirabela Nickel Ltd.	33,643	0.0
98,666		Mount Gibson Iron Ltd.	53,797	0.0
116,221		Newcrest Mining Ltd.	2,432,983	1.2
61,655		Northern Star Resources Ltd	66,875	0.0
27,528		Nufarm Ltd.	113,209	0.1
20,378	@	OceanaGold Corp.	57,927	0.0
55,302		Orica Ltd.	1,413,640	0.7
47,902		OZ Minerals Ltd.	267,403	0.1
71,521		Pan Australian Resources Ltd.	186,126	0.1
70,146	@	Perseus Mining Ltd.	131,363	0.1
62,184	@	Regis Resources Ltd.	269,799	0.1
100,913		Resolute Mining Ltd.	139,971	0.1
66,248		Rio Tinto Ltd.	3,973,683	2.0
14,443	@	Sandfire Resources NL	90,987	0.1

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
56,573	@	Silver Lake Resources Ltd.	$124,550	0.1
25,315		Sims Group Ltd.	266,052	0.1
75,072	@	St Barbara Ltd.	94,184	0.1
377,732	@	Sundance Resources Ltd.	82,588	0.0
12,375		Troy Resources NL	28,018	0.0
23,519		Western Areas NL	84,177	0.0
			35,145,469	17.9
		Telecommunication Services: 4.8%
16,651		iiNET Ltd.	90,379	0.1
21,270	L	M2 Telecommunications Group Ltd.	109,105	0.1
17,868		Singapore Telecommunications Ltd.	51,286	0.0
40,095		Telecom Corp. of New Zealand Ltd.	76,987	0.0
1,891,685		Telstra Corp., Ltd.	8,894,872	4.5
44,050		TPG Telecom Ltd.	145,008	0.1
			9,367,637	4.8
		Utilities: 1.7%
83,109		AGL Energy Ltd.	1,375,718	0.7
124,260		APA Group	773,134	0.4
165,111		DUET Group	394,930	0.2
117,421	@	Energy World Corp. Ltd.	45,437	0.0
122,411		Envestra Ltd.	134,559	0.1
244,677		SP AusNet	305,325	0.1
180,211		Spark Infrastructure Group	312,058	0.2
			3,341,161	1.7
		Total Common Stock
		(Cost $170,146,790)	192,211,273	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(cc)(1): 2.3%
227,779		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $227,783, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $232,335, due 05/31/14)	$227,779	0.1
1,082,045		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,082,069, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,103,686, due 03/31/13-03/15/53)	1,082,045	0.5
1,082,045		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,082,069, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,103,686, due 09/01/22-04/01/43)	1,082,045	0.6
1,082,045		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,082,069, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,103,686, due 04/25/13-01/01/47)	1,082,045	0.6
1,082,045		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,082,071, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,103,686, due 07/01/27-04/01/43)	1,082,045	0.5
			4,555,959	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
1,117,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,117,000)	$1,117,000	0.6
		Total Short-Term Investments
		(Cost $5,672,959)	5,672,959	2.9
		Total Investments in Securities (Cost $175,819,749)	$197,884,232	100.8
		Liabilities in Excess of Other Assets	(1,514,599)	(0.8)
		Net Assets	$196,369,633	100.0

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $179,260,206.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$35,082,283
	Gross Unrealized Depreciation	(16,458,257)
	Net Unrealized Appreciation	$18,624,026

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$209,737	$6,855,755	$—	$7,065,492
Consumer Staples	—	17,039,199	—	17,039,199
Energy	—	11,858,573	—	11,858,573
Financials	815,389	84,606,677	—	85,422,066
Health Care	—	8,536,406	—	8,536,406
Industrials	298,386	12,812,462	—	13,110,848
Information Technology	—	1,324,422	—	1,324,422
Materials	113,209	35,032,260	—	35,145,469
Telecommunication Services	—	9,367,637	—	9,367,637
Utilities	—	3,341,161	—	3,341,161
Total Common Stock	1,436,721	190,774,552	—	192,211,273
Short-Term Investments	1,117,000	4,555,959	—	5,672,959
Total Investments, at fair value	$2,553,721	$195,330,511	$—	$197,884,232
Other Financial Instruments+
Futures	12,186	—	—	12,186
Forward Foreign Currency Contracts	—	13,267	—	13,267
Total Assets	$2,565,907	$195,343,778	$—	$197,909,685

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Australian Dollar	2,820,000	Buy	06/19/13	$2,909,315	$2,918,696	$9,381
							$9,381

Credit Suisse Group AG	Australian Dollar	500,000	Sell	06/19/13	$520,604	$517,500	$3,104
UBS Warburg LLC	Australian Dollar	400,000	Sell	06/19/13	414,781	413,999	782
							$3,886

ING Australia Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	34	06/20/13	$4,395,667	$12,186
			$4,395,667	$12,186

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Equity contracts	$12,186
Foreign exchange contracts	13,267
Total	$25,453

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.2%
		Consumer Discretionary: 6.8%
37,707		Grupo Televisa SAB ADR	$1,003,383	0.9
4,953		Hyundai Mobis	1,390,431	1.3
11,206		Hyundai Motor Co.	2,265,236	2.1
19,300		Kia Motors Corp.	979,243	0.9
28,477		Naspers Ltd.	1,774,291	1.6
			7,412,584	6.8
		Consumer Staples: 4.6%
47,930		BRF - Brasil Foods SA ADR	1,059,732	1.0
55,113	@	Cia de Bebidas das Americas ADR	2,332,933	2.1
14,136		Fomento Economico Mexicano SAB de CV ADR	1,604,436	1.5
			4,997,101	4.6
		Energy: 16.5%
1,434,000		China Petroleum & Chemical Corp.	1,681,660	1.5
249,000		China Shenhua Energy Co., Ltd.	908,512	0.8
1,298,000		CNOOC Ltd.	2,495,931	2.3
387,100	@	Gazprom OAO ADR	3,309,705	3.0
37,089		Lukoil OAO ADR	2,388,531	2.2
6,673		NovaTek OAO GDR	719,047	0.7
1,534,000		PetroChina Co., Ltd.	2,020,073	1.9
152,671		Petroleo Brasileiro SA ADR	2,770,979	2.5
40,131		Sasol Ltd.	1,777,133	1.6
			18,071,571	16.5
		Financials: 24.5%
1,564,000		Agricultural Bank of China Ltd.	752,652	0.7
152,879		Banco Bradesco SA ADR	2,602,000	2.4
5,469,000		Bank of China Ltd.	2,544,517	2.3
5,242,000		China Construction Bank	4,296,968	3.9
541,000		China Life Insurance Co., Ltd.	1,411,470	1.3
296,000		China Overseas Land & Investment Ltd.	818,642	0.8
31,243		ICICI Bank Ltd. ADR	1,340,325	1.2
4,731,000		Industrial and Commercial Bank of China Ltd.	3,327,300	3.0
165,816		Itau Unibanco Holding S.A. ADR	2,951,525	2.7
28,080		KB Financial Group, Inc.	938,047	0.9
137,500		Ping An Insurance Group Co. of China Ltd.	1,069,564	1.0
196,101		Sberbank of Russia ADR	2,514,015	2.3
31,260		Shinhan Financial Group Co., Ltd.	1,125,134	1.0
87,477		Standard Bank Group Ltd.	1,126,432	1.0
			26,818,591	24.5
		Information Technology: 22.8%
732,100		Hon Hai Precision Industry Co., Ltd.	2,037,447	1.8
38,130	@	SK Hynix, Inc.	1,009,524	0.9
31,299	L	Infosys Ltd. ADR	1,687,329	1.5
83,000		MediaTek, Inc.	948,585	0.9
8,029		Samsung Electronics Co., Ltd.	10,943,771	10.0
1,789,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,991,819	5.5
74,000		Tencent Holdings Ltd.	2,366,861	2.2
			24,985,336	22.8
		Materials: 7.3%
28,032		AngloGold Ashanti Ltd.	659,603	0.6
838,855		China Steel Corp.	729,362	0.7
291,000		Formosa Plastics Corp.	689,168	0.6
39,331		Impala Platinum Holdings Ltd.	580,569	0.5
3,398		LG Chem Ltd.	815,218	0.7
4,753		POSCO	1,398,673	1.3
19,355		Uralkali GDR	715,754	0.7
145,577		Vale SA ADR	2,406,388	2.2
			7,994,735	7.3
		Telecommunication Services: 9.7%
141,291		America Movil S.A.B de CV ADR	2,961,459	2.7
438,000		China Mobile Ltd.	4,645,600	4.2
278,000		Chunghwa Telecom Co., Ltd.	859,627	0.8
123,192	L	MTN Group Ltd.	2,164,761	2.0
			10,631,447	9.7
		Total Common Stock
		(Cost $97,458,005)	100,911,365	92.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.9%
		Securities Lending Collateral(cc)(1): 3.6%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.23%, due 04/01/13 (Repurchase Amount $1,000,025, collateralized by various U.S. Government Agency Obligations, 3.000%-6.000%, Market Value plus accrued interest $1,020,000, due 05/15/24-03/01/43)	$1,000,000	0.9

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	$1,000,000	0.9
949,756		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $949,777, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $968,751, due 04/25/13-01/01/47)	949,756	0.9
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.9
			3,949,756	3.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 7.3%
7,953,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,953,000)	$7,953,000	7.3
		Total Short-Term Investments
		(Cost $11,902,756)	11,902,756	10.9
		Total Investments in Securities (Cost $109,360,761)	$112,814,121	103.1
		Liabilities in Excess of Other Assets	(3,404,380)	(3.1)
		Net Assets	$109,409,741	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $109,504,100.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,758,509
		Gross Unrealized Depreciation	(4,448,488)
		Net Unrealized Appreciation	$3,310,021

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,003,383	$6,409,201	$—	$7,412,584
Consumer Staples	4,997,101	—	—	4,997,101
Energy	8,469,215	9,602,356	—	18,071,571
Financials	6,456,340	20,362,251	—	26,818,591
Information Technology	1,687,329	23,298,007	—	24,985,336
Materials	2,406,388	5,588,347	—	7,994,735
Telecommunication Services	2,961,459	7,669,988	—	10,631,447
Total Common Stock	27,981,215	72,930,150	—	100,911,365
Short-Term Investments	7,953,000	3,949,756	—	11,902,756
Total Investments, at fair value	$35,934,215	$76,879,906	$—	$112,814,121
Liabilities Table
Other Financial Instruments+
Futures	$(57,199)	$—	$—	$(57,199)
Total Liabilities	$(57,199)	$—	$—	$(57,199)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Emerging Markets Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	296	06/21/13	$15,205,520	$(57,199)
			$15,205,520	$(57,199)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 7.6%
107,312		Bayerische Motoren Werke AG	$9,286,607	1.4
328,105		DaimlerChrysler AG	17,894,019	2.6
70,769		Inditex S.A.	9,430,736	1.4
89,206		LVMH Moet Hennessy Louis Vuitton S.A.	15,326,519	2.2
			51,937,881	7.6
		Consumer Staples: 11.5%
248,288		Anheuser-Busch InBev Worldwide, Inc.	24,684,228	3.6
198,516		Carrefour S.A.	5,438,014	0.8
198,062		Groupe Danone	13,790,858	2.0
79,575		L’Oreal S.A.	12,624,879	1.9
525,130		Unilever NV	21,516,509	3.2
			78,054,488	11.5
		Energy: 8.9%
893,254		ENI S.p.A.	19,998,582	2.9
265,555		Repsol YPF S.A.	5,395,034	0.8
741,281		Total S.A.	35,502,949	5.2
			60,896,565	8.9
		Financials: 23.3%
151,004		Allianz AG	20,585,267	3.0
446,011		Assicurazioni Generali S.p.A.	6,982,994	1.0
681,430		AXA S.A.	11,776,059	1.7
3,445,420		Banco Santander Central Hispano S.A.	23,341,524	3.4
1,818,937		Banco Bilbao Vizcaya Argentaria S.A.	15,882,688	2.3
353,231		BNP Paribas	18,162,336	2.7
310,884		Deutsche Bank AG	12,154,453	1.8
1,289,165	**, @	ING Groep NV	9,276,135	1.4
4,663,388		Intesa Sanpaolo S.p.A.	6,871,073	1.0
53,738		Muenchener Rueckversicherungs AG	10,071,995	1.5
259,072	@	Societe Generale	8,529,450	1.3
31,677		Unibail-Rodamco SE	7,377,981	1.1
1,804,127	@	UniCredit SpA	7,744,134	1.1
			158,756,089	23.3
		Health Care: 11.4%
276,052		Bayer AG	28,528,947	4.2
71,102		Cie Generale D’Optique Essilor International S.A.	7,911,989	1.2
402,287		Sanofi	41,027,511	6.0
			77,468,447	11.4
		Industrials: 10.8%
148,389		Cie de Saint-Gobain	5,510,224	0.8
158,677		European Aeronautic Defence and Space Co. NV	8,087,536	1.2
303,535		Koninklijke Philips Electronics NV	8,980,715	1.3
183,195		Schneider Electric S.A.	13,396,727	2.0
277,686		Siemens AG	29,934,270	4.4
169,021		Vinci S.A.	7,629,254	1.1
			73,538,726	10.8
		Information Technology: 4.8%
119,132		ASML Holding NV	8,024,266	1.2
308,567		SAP AG	24,817,260	3.6
			32,841,526	4.8
		Materials: 7.2%
104,369		Air Liquide	12,694,415	1.9
337,179		ArcelorMittal	4,380,451	0.6
306,821		BASF AG	26,939,747	3.9
242,173		CRH PLC	5,347,571	0.8
			49,362,184	7.2
		Telecommunication Services: 6.4%
994,524		Deutsche Telekom AG	10,528,365	1.5
645,969		France Telecom S.A.	6,545,518	1.0
1,328,540		Telefonica S.A.	17,999,857	2.6
419,733		Vivendi	8,683,478	1.3
			43,757,218	6.4
		Utilities: 6.1%
667,975		E.ON AG	11,688,091	1.7
2,127,398		Enel S.p.A.	6,975,614	1.0
475,030		Gaz de France	9,125,799	1.3
1,680,994		Iberdrola S.A.	7,858,455	1.2
163,367		RWE AG	6,098,645	0.9
			41,746,604	6.1
		Total Common Stock
		(Cost $622,506,464)	668,359,728	98.0
PREFERRED STOCK: 1.4%
		Consumer Discretionary: 1.4%
48,021		Volkswagen AG	9,564,478	1.4
		Total Preferred Stock
		(Cost $7,916,217)	9,564,478	1.4
		Total Long-Term Investments
		(Cost $630,422,681)	677,924,206	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
		Securities Lending Collateral(cc)(1): 0.0%
474		Citigroup, Inc.
		(Cost $474)	$474	0.0
		Total Short-Term Investments
		(Cost $474)	474	0.0
		Total Investments in Securities (Cost $630,423,155)	$677,924,680	99.4
		Assets in Excess of Other Liabilities	4,135,804	0.6
		Net Assets	$682,060,484	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $671,781,812.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$90,865,520
	Gross Unrealized Depreciation	(84,722,652)
	Net Unrealized Appreciation	$6,142,868

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$51,937,881	$—	$51,937,881
Consumer Staples	—	78,054,488	—	78,054,488
Energy	—	60,896,565	—	60,896,565
Financials	7,377,981	151,378,108	—	158,756,089
Health Care	—	77,468,447	—	77,468,447
Industrials	—	73,538,726	—	73,538,726
Information Technology	—	32,841,526	—	32,841,526
Materials	—	49,362,184	—	49,362,184
Telecommunication Services	—	43,757,218	—	43,757,218
Utilities	—	41,746,604	—	41,746,604
Total Common Stock	7,377,981	660,981,747	—	668,359,728
Preferred Stock	—	9,564,478	—	9,564,478
Short-Term Investments	—	474	—	474
Total Investments, at fair value	$7,377,981	$670,546,699	$—	$677,924,680
Liabilities Table
Other Financial Instruments+
Futures	$(104,772)	$—	$—	$(104,772)
Forward Foreign Currency Contracts	—	(31,634)	—	(31,634)
Total Liabilities	$(104,772)	$(31,634)	$—	$(136,406)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	2,345,000	Buy	06/19/13	$3,039,270	$3,007,636	$(31,634)
							$(31,634)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	132	06/21/13	$4,321,489	$(104,772)
			$4,321,489	$(104,772)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Equity contracts	$(104,772)
Foreign exchange contracts	(31,634)
Total	$(136,406)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 6.5%
220,901		British Sky Broadcasting PLC	$2,969,119	0.5
98,368		Burberry Group PLC	1,991,466	0.3
40,952		Carnival PLC	1,431,699	0.3
413,127		Compass Group PLC	5,287,737	0.9
365,518		GKN PLC	1,472,988	0.3
60,739		InterContinental Hotels Group PLC	1,856,630	0.3
811,685		ITV PLC	1,600,424	0.3
531,594		Kingfisher PLC	2,330,166	0.4
360,611		Marks & Spencer Group PLC	2,138,489	0.4
34,753		Next PLC	2,308,872	0.4
182,473		Pearson PLC	3,283,283	0.6
269,462		Reed Elsevier PLC	3,205,964	0.6
112,905		TUI Travel PLC	560,119	0.1
39,911		Whitbread PLC	1,561,052	0.3
282,427		WPP PLC	4,513,498	0.8
			36,511,506	6.5
		Consumer Staples: 17.7%
78,205		Associated British Foods PLC	2,261,967	0.4
435,004		British American Tobacco PLC	23,326,119	4.1
563,688		Diageo PLC	17,762,198	3.2
220,861		Imperial Tobacco Group PLC	7,724,711	1.4
313,429		J Sainsbury PLC	1,805,343	0.3
144,378		Reckitt Benckiser PLC	10,366,035	1.8
209,476		SABMiller PLC	11,049,023	2.0
104,572		Tate & Lyle PLC	1,351,198	0.2
1,798,113		Tesco PLC	10,452,716	1.9
270,004		Unilever PLC	11,420,450	2.0
484,389		WM Morrison Supermarkets PLC	2,036,043	0.4
			99,555,803	17.7
		Energy: 17.2%
66,483		Amec PLC	1,068,398	0.2
754,030		BG Group PLC	12,975,443	2.3
4,260,305		BP PLC	29,958,626	5.3
80,407		John Wood Group PLC	1,062,393	0.2
58,095		Petrofac Ltd.	1,268,196	0.2
836,594		Royal Dutch Shell PLC - Class A	27,125,337	4.8
585,638		Royal Dutch Shell PLC - Class B	19,475,522	3.5
202,837		Tullow Oil PLC	3,797,076	0.7
			96,730,991	17.2
		Financials: 19.9%
210,482		Aberdeen Asset Management PLC	1,375,509	0.3
43,231		Admiral Group PLC	877,170	0.2
660,925		Aviva PLC	2,995,949	0.5
2,878,209		Barclays PLC	12,805,968	2.3
200,692		British Land Co. PLC	1,661,393	0.3
158,791		Hammerson PLC	1,190,253	0.2
48,965		Hargreaves Lansdown PLC	647,422	0.1
4,118,440		HSBC Holdings PLC	43,942,221	7.8
174,736		Land Securities Group PLC	2,205,794	0.4
1,315,409		Legal & General Group PLC	3,461,558	0.6
9,288,186	@	Lloyds TSB Group PLC	6,920,830	1.2
39,627		London Stock Exchange Group PLC	788,071	0.1
1,096,762		Old Mutual PLC	3,388,750	0.6
571,064		Prudential PLC	9,274,997	1.7
305,516		Resolution Ltd.	1,269,180	0.2
459,100	@	Royal Bank of Scotland Group PLC	1,929,224	0.3
805,814		Royal & Sun Alliance Insurance Group	1,428,829	0.3
25,362		Schroders PLC	814,691	0.2
442,457		Standard Chartered PLC	11,488,939	2.1
528,183		Standard Life PLC	2,944,850	0.5
			111,411,598	19.9
		Health Care: 8.2%
279,180		AstraZeneca PLC	14,003,935	2.5
1,102,353		GlaxoSmithKline PLC	25,813,959	4.6
125,525		Shire PLC	3,822,809	0.7
201,225		Smith & Nephew PLC	2,327,451	0.4
			45,968,154	8.2
		Industrials: 6.9%
56,574		Aggreko PLC	1,535,450	0.3
80,577		Babcock International Group	1,334,317	0.2
728,029		BAE Systems PLC	4,371,221	0.8
74,508		Bunzl PLC	1,470,679	0.3
145,996		Capita Group PLC	1,995,684	0.4
55,601		easyJet PLC	914,841	0.2
226,659		Experian Group Ltd.	3,928,469	0.7
316,020		Group 4 Securicor PLC	1,404,270	0.2
71,830		IMI PLC	1,417,975	0.3
366,315	@	International Consolidated Airlines Group SA	1,414,329	0.2
36,074		Intertek Group PLC	1,864,040	0.3
176,163		Meggitt PLC	1,318,096	0.2
284,251		Melrose Industries PLC	1,151,226	0.2
418,898		Rolls-Royce Holdings PLC	7,208,070	1.3
111,503		Serco Group PLC	1,065,899	0.2
87,980		Smiths Group PLC	1,685,011	0.3
47,689		Weir Group PLC	1,645,313	0.3
61,269		Wolseley PLC	3,055,571	0.5
			38,780,461	6.9
		Information Technology: 1.0%
308,812		ARM Holdings PLC	4,351,263	0.8
266,097		Sage Group PLC	1,387,648	0.2
			5,738,911	1.0
		Materials: 10.3%
292,434		Anglo American PLC	7,551,619	1.3
79,647		Antofagasta PLC	1,195,588	0.2
472,681		BHP Billiton PLC	13,765,344	2.5
162,624		CRH PLC	3,598,962	0.6
30,253		Croda International	1,263,656	0.2
54,909		Eurasian Natural Resources Corp.	206,295	0.0

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
82,618		Evraz PLC	$279,885	0.1
37,017		Fresnillo PLC	765,639	0.1
812,545	L	Glencore International PLC	4,408,871	0.8
45,987		Johnson Matthey PLC	1,613,273	0.3
43,800		Polymetal International PLC	578,416	0.1
20,606		Randgold Resources Ltd.	1,777,038	0.3
176,792		Rexam PLC	1,419,640	0.3
279,220		Rio Tinto PLC	13,151,458	2.3
22,599		Vedanta Resources PLC	346,745	0.1
362,881		Xstrata PLC	5,907,597	1.1
			57,830,026	10.3
		Telecommunication Services: 6.9%
1,762,166		BT Group PLC	7,442,685	1.3
11,044,049		Vodafone Group PLC	31,339,639	5.6
			38,782,324	6.9
		Utilities: 4.3%
1,153,022		Centrica PLC	6,454,272	1.2
814,174		National Grid PLC	9,460,551	1.7
215,073		Scottish & Southern Energy PLC	4,862,037	0.9
53,429		Severn Trent PLC	1,392,243	0.2
153,006		United Utilities Group PLC	1,648,941	0.3
			23,818,044	4.3
		Total Common Stock
		(Cost $462,710,833)	555,127,818	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Securities Lending Collateral(cc)(1): 0.8%
228,216		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $228,220, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $232,780, due 05/31/14)	$228,216	0.0
1,084,107		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,084,131, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,105,789, due 03/31/13-03/15/53)	1,084,107	0.2
1,084,107		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,084,131, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,105,789, due 09/01/22-04/01/43)	1,084,107	0.2
1,084,107		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,084,131, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,105,790, due 04/25/13-01/01/47)	1,084,107	0.2
1,084,107		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,084,133, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,105,789, due 07/01/27-04/01/43)	1,084,107	0.2
			4,564,644	0.8
		Total Short-Term Investments
		(Cost $4,564,644)	4,564,644	0.8
		Total Investments in Securities (Cost $467,275,477)	$559,692,462	99.7
		Assets in Excess of Other Liabilities	1,833,830	0.3
		Net Assets	$561,526,292	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $469,142,846.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,677,934
Gross Unrealized Depreciation	(16,128,318)
Net Unrealized Appreciation	$90,549,616

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$36,511,506	$—	$36,511,506
Consumer Staples	—	99,555,803	—	99,555,803
Energy	—	96,730,991	—	96,730,991
Financials	—	111,411,598	—	111,411,598
Health Care	—	45,968,154	—	45,968,154
Industrials	—	38,780,461	—	38,780,461
Information Technology	—	5,738,911	—	5,738,911
Materials	—	57,830,026	—	57,830,026
Telecommunication Services	—	38,782,324	—	38,782,324
Utilities	—	23,818,044	—	23,818,044
Total Common Stock	—	555,127,818	—	555,127,818
Short-Term Investments	—	4,564,644	—	4,564,644
Total Investments, at fair value	$—	$559,692,462	$—	$559,692,462
Other Financial Instruments+
Forward Foreign Currency Contracts	—	18,024	—	18,024
Total Assets	$—	$559,710,486	$—	$559,710,486
Liabilities Table
Other Financial Instruments+
Futures	$(41,734)	$—	$—	$(41,734)
Total Liabilities	$(41,734)	$—	$—	$(41,734)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	British Pound	1,855,000	Buy	06/19/13	$2,803,673	$2,817,419	$13,746
							$13,746

JPMorgan Chase & Co.	British Pound	1,000,000	Sell	06/19/13	$1,523,102	$1,518,824	$4,278
							$4,278

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING FTSE 100 Index® Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	69	06/21/13	$6,658,548	$(41,734)
			$6,658,548	$(41,734)

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Equity contracts	$(41,734)
Foreign exchange contracts	18,024
Total	$(23,710)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 3.2%
763,000		Belle International Holdings	$1,274,866	0.8
301,918		Esprit Holdings Ltd.	364,742	0.2
957,028		Li & Fung Ltd.	1,322,979	0.9
398,400		Sands China Ltd.	2,073,051	1.3
			5,035,638	3.2
		Consumer Staples: 2.9%
201,286		China Resources Enterprise	598,107	0.4
132,000		Hengan International Group Co., Ltd.	1,294,973	0.8
322,000		Tingyi Cayman Islands Holding Corp.	841,583	0.5
1,189,000		Want Want China Holdings Ltd.	1,831,603	1.2
			4,566,266	2.9
		Energy: 11.3%
647,000		China Coal Energy Co. - Class H	579,331	0.4
3,210,337		China Petroleum & Chemical Corp.	3,764,780	2.4
560,341		China Shenhua Energy Co., Ltd.	2,044,485	1.3
2,935,714		CNOOC Ltd.	5,645,100	3.6
534,000		Kunlun Energy Co. Ltd.	1,137,694	0.7
3,476,604		PetroChina Co., Ltd.	4,578,224	2.9
			17,749,614	11.3
		Financials: 56.7%
1,974,000		AIA Group Ltd.	8,679,141	5.5
13,076,746		Bank of China Ltd.	6,084,110	3.9
1,434,451		Bank of Communications Co., Ltd.	1,077,049	0.7
221,384	L	Bank of East Asia Ltd.	875,855	0.6
609,129		BOC Hong Kong Holdings Ltd.	2,037,310	1.3
228,739		Cheung Kong Holdings Ltd.	3,388,599	2.1
13,829,107		China Construction Bank	11,335,984	7.2
1,222,911		China Life Insurance Co., Ltd.	3,190,577	2.0
674,991		China Overseas Land & Investment Ltd.	1,866,810	1.2
336,000		China Resources Land Ltd.	942,114	0.6
364,706		Hang Lung Properties Ltd.	1,365,408	0.9
125,743		Hang Seng Bank Ltd.	2,020,360	1.3
159,024		Henderson Land Development Co., Ltd.	1,090,814	0.7
179,541		Hong Kong Exchanges and Clearing Ltd.	3,067,964	1.9
2,080,882		HSBC Holdings PLC	22,348,186	14.2
12,146,340		Industrial and Commercial Bank of China Ltd.	8,542,489	5.4
604,782		New World Development Ltd.	1,027,857	0.7
334,216		Ping An Insurance Group Co. of China Ltd.	2,599,748	1.6
493,265		Sino Land Co.	839,522	0.5
239,555		Sun Hung Kai Properties Ltd.	3,232,671	2.1
111,591	L	Swire Pacific Ltd.	1,425,541	0.9
249,637		Wharf Holdings Ltd.	2,232,544	1.4
			89,270,653	56.7
		Industrials: 4.1%
195,818		Cathay Pacific Airways Ltd.	335,824	0.2
210,285		China Merchants Holdings International Co., Ltd.	692,598	0.5
273,811	L	Citic Pacific Ltd.	356,819	0.2
276,697		Cosco Pacific Ltd.	400,640	0.3
351,464		Hutchison Whampoa Ltd.	3,674,616	2.3
234,643		MTR Corp.	933,806	0.6
			6,394,303	4.1
		Information Technology: 4.3%
992,000		Lenovo Group Ltd.	989,422	0.6
182,675		Tencent Holdings Ltd.	5,842,789	3.7
			6,832,211	4.3
		Materials: 0.0%
16,000	@, L	Aluminum Corp. of China Ltd.	6,201	0.0

		Telecommunication Services: 7.3%
992,101		China Mobile Ltd.	10,522,613	6.7
769,110		China Unicom Ltd.	1,036,475	0.6
			11,559,088	7.3
		Utilities: 5.3%
317,654		China Resources Power Holdings Co.	951,509	0.6
309,931		CLP Holdings Ltd.	2,716,970	1.7
855,203		Hong Kong & China Gas	2,498,565	1.6
228,822		Power Assets Holdings Ltd.	2,162,605	1.4
			8,329,649	5.3
		Total Common Stock
		(Cost $130,338,207)	149,743,623	95.1

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Securities Lending Collateral(cc)(1): 0.2%
369,521

Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.15%, due 04/01/13 (Repurchase Amount $369,527, collateralized by various U.S. Government Securities, 0.250%-6.125%, Market Value plus accrued interest $376,912, due 10/31/13-02/15/43)

		(Cost $369,521)	$369,521	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.1%
6,391,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,391,000)	$6,391,000	4.1
		Total Short-Term Investments
		(Cost $6,760,521)	6,760,521	4.3
		Total Investments in Securities (Cost $137,098,728)	$156,504,144	99.4
		Assets in Excess of Other Liabilities	999,464	0.6
		Net Assets	$157,503,608	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $141,224,556.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$21,756,453
		Gross Unrealized Depreciation	(6,476,865)
		Net Unrealized Appreciation	$15,279,588

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$5,035,638	$—	$5,035,638
Consumer Staples	—	4,566,266	—	4,566,266
Energy	—	17,749,614	—	17,749,614
Financials	—	89,270,653	—	89,270,653
Industrials	—	6,394,303	—	6,394,303
Information Technology	—	6,832,211	—	6,832,211
Materials	—	6,201	—	6,201
Telecommunication Services	—	11,559,088	—	11,559,088
Utilities	—	8,329,649	—	8,329,649
Total Common Stock	—	149,743,623	—	149,743,623
Short-Term Investments	6,391,000	369,521	—	6,760,521
Total Investments, at fair value	$6,391,000	$150,113,144	$—	$156,504,144
Other Financial Instruments+
Futures	48,781	—	—	48,781
Forward Foreign Currency Contracts	—	294	—	294
Total Assets	$6,439,781	$150,113,438	$—	$156,553,219
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,356)	$—	$(1,356)
Total Liabilities	$—	$(1,356)	$—	$(1,356)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Hong Kong Sar Dollar	68,000,000	Buy	06/19/13	$8,764,632	$8,763,339	$(1,293)
							$(1,293)

Bank of America	Hong Kong Sar Dollar	8,000,000	Sell	06/19/13	$1,030,919	$1,030,982	$(63)
Citigroup, Inc.	Hong Kong Sar Dollar	7,000,000	Sell	06/19/13	902,402	902,108	294
							$231

ING Hang Seng Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	56	04/29/13	$8,049,520	$48,781
			$8,049,520	$48,781

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Equity contracts	$48,781
Foreign exchange contracts	(1,062)
Total	$47,719

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 11.4%
6,931	@	Amazon.com, Inc.	$1,847,042	0.3
79,342		CBS Corp. - Class B	3,704,478	0.5
249,748		Comcast Corp. — Class A	10,491,913	1.5
143,207		Delphi Automotive PLC	6,358,391	0.9
61,132		Discovery Communications, Inc. - Class A	4,813,534	0.7
70,266		Foot Locker, Inc.	2,405,908	0.4
55,868	L	GameStop Corp.	1,562,628	0.2
155,753		Gap, Inc.	5,513,656	0.8
17,105		Harley-Davidson, Inc.	911,696	0.1
37,163		Home Depot, Inc.	2,593,234	0.4
120,380		Lowe’s Cos., Inc.	4,564,810	0.7
143,859		Macy’s, Inc.	6,019,061	0.9
21,004		McDonald’s Corp.	2,093,889	0.3
58,931		Michael Kors Holdings Ltd.	3,346,691	0.5
160,211		Newell Rubbermaid, Inc.	4,181,507	0.6
41,075		Petsmart, Inc.	2,550,757	0.4
34,293		Ross Stores, Inc.	2,078,842	0.3
39,039		Six Flags Entertainment Corp.	2,829,547	0.4
45,906		Starbucks Corp.	2,614,806	0.4
52,840		TJX Cos., Inc.	2,470,270	0.4
33,083		Walt Disney Co.	1,879,114	0.3
36,502		Wyndham Worldwide Corp.	2,353,649	0.4
			77,185,423	11.4
		Consumer Staples: 10.1%
51,391		Altria Group, Inc.	1,767,336	0.3
111,053		Coca-Cola Co.	4,490,983	0.7
158,160		Coca-Cola Enterprises, Inc.	5,839,267	0.9
56,598		Costco Wholesale Corp.	6,005,614	0.9
28,726		Estee Lauder Cos., Inc.	1,839,326	0.3
56,883		JM Smucker Co.	5,640,518	0.8
39,877		Kraft Foods Group, Inc.	2,054,862	0.3
46,316		Molson Coors Brewing Co.	2,266,242	0.3
33,418		PepsiCo, Inc.	2,643,698	0.4
106,603		Philip Morris International, Inc.	9,883,164	1.5
180,212		Procter & Gamble Co.	13,887,137	2.0
124,794		Walgreen Co.	5,950,178	0.9
40,801		Wal-Mart Stores, Inc.	3,053,139	0.4
35,416		Whole Foods Market, Inc.	3,072,338	0.4
			68,393,802	10.1
		Energy: 11.2%
43,774	@	Cameron International Corp.	2,854,065	0.4
70,189		Chevron Corp.	8,339,857	1.2
28,214		ConocoPhillips	1,695,661	0.2
40,451		Ensco PLC	2,427,060	0.4
53,083		EOG Resources, Inc.	6,798,340	1.0
262,599		ExxonMobil Corp.	23,662,796	3.5
163,993		Halliburton Co.	6,626,957	1.0
75,571		Marathon Oil Corp.	2,548,254	0.4
76,889		Occidental Petroleum Corp.	6,025,791	0.9
59,088		Range Resources Corp.	4,788,492	0.7
45,839		Royal Dutch Shell PLC - Class A ADR	2,986,869	0.4
22,533		Schlumberger Ltd.	1,687,496	0.2
129,487		Statoil ASA ADR	3,187,970	0.5
55,072		Valero Energy Corp.	2,505,225	0.4
			76,134,833	11.2
		Financials: 15.6%
32,457	@	American International Group, Inc.	1,259,981	0.2
77,112		Ameriprise Financial, Inc.	5,679,299	0.8
274,540		Bank of America Corp.	3,343,897	0.5
59,962	@	Berkshire Hathaway, Inc.	6,248,041	0.9
5,702		Blackrock, Inc.	1,464,730	0.2
75,670		Citigroup, Inc.	3,347,641	0.5
84,537		Discover Financial Services	3,790,639	0.6
246,857		Fifth Third Bancorp.	4,026,238	0.6
13,454		Franklin Resources, Inc.	2,028,998	0.3
329,017		Host Hotels & Resorts, Inc.	5,754,507	0.8
65,219		Invesco Ltd.	1,888,742	0.3
256,161		JPMorgan Chase & Co.	12,157,401	1.8
121,371		Lincoln National Corp.	3,957,908	0.6
22,156		M&T Bank Corp.	2,285,613	0.3
34,960		Nasdaq Stock Market, Inc.	1,129,208	0.2
48,485		ProLogis, Inc.	1,938,430	0.3
196,188		SunTrust Bank	5,652,176	0.8
79,778		Travelers Cos., Inc.	6,716,510	1.0
123,037		UnumProvident Corp.	3,475,795	0.5
163,772		US Bancorp.	5,556,784	0.8
65,057		Ventas, Inc.	4,762,172	0.7
77,811		Weingarten Realty Investors	2,454,937	0.4
316,023		Wells Fargo & Co.	11,689,691	1.7
181,455		XL Group PLC	5,498,087	0.8
			106,107,425	15.6
		Health Care: 11.7%
93,142		Amgen, Inc.	9,547,986	1.4
70,147		Cigna Corp.	4,375,068	0.6
39,543	@	Express Scripts Holding Co.	2,279,654	0.3
193,231		Gilead Sciences, Inc.	9,454,793	1.4
45,978		HCA Holdings, Inc.	1,868,086	0.3
29,692		Humana, Inc.	2,052,014	0.3
95,214		Johnson & Johnson	7,762,797	1.1
18,831		McKesson Corp.	2,032,995	0.3
112,331		Medtronic, Inc.	5,275,064	0.8
245,320		Merck & Co., Inc.	10,850,504	1.6
537,346		Pfizer, Inc.	15,507,806	2.3
69,644		WellPoint, Inc.	4,612,522	0.7
55,871		Zimmer Holdings, Inc.	4,202,617	0.6
			79,821,906	11.7

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: 9.8%
90,761		Ametek, Inc.	$3,935,397	0.6
34,401		Boeing Co.	2,953,326	0.4
97,938		Danaher Corp.	6,086,847	0.9
93,341		Equifax, Inc.	5,375,508	0.8
23,178		Flowserve Corp.	3,887,182	0.6
27,259		Fluor Corp.	1,808,089	0.3
82,439		General Dynamics Corp.	5,812,774	0.8
370,139		General Electric Co.	8,557,614	1.3
30,190		L-3 Communications Holdings, Inc.	2,442,975	0.4
60,848		Northrop Grumman Corp.	4,268,487	0.6
34,385		Pall Corp.	2,350,902	0.3
38,725		Roper Industries, Inc.	4,930,080	0.7
316,000		Southwest Airlines Co.	4,259,680	0.6
58,056		Union Pacific Corp.	8,267,755	1.2
20,400		United Technologies Corp.	1,905,972	0.3
			66,842,588	9.8
		Information Technology: 17.1%
50,501		Apple, Inc.	22,353,258	3.3
134,836		Applied Materials, Inc.	1,817,589	0.3
486,934		Cisco Systems, Inc.	10,181,790	1.5
177,377	@	EMC Corp.	4,237,536	0.6
101,199		Fidelity National Information Services, Inc.	4,009,504	0.6
18,707		Google, Inc. - Class A	14,853,919	2.2
37,105		International Business Machines Corp.	7,914,496	1.1
110,001		Intel Corp.	2,403,522	0.3
70,620		Intuit, Inc.	4,636,203	0.7
35,643		KLA-Tencor Corp.	1,879,812	0.3
514,614		Microsoft Corp.	14,723,107	2.2
152,426	@	NetApp, Inc.	5,206,872	0.8
329,249		Oracle Corp.	10,647,913	1.6
35,325		Qualcomm, Inc.	2,365,009	0.3
115,734	@	Seagate Technology	4,231,235	0.6
11,394		Visa, Inc.	1,935,157	0.3
54,428		Western Digital Corp.	2,736,640	0.4
			116,133,562	17.1
		Materials: 4.0%
11,835		CF Industries Holdings, Inc.	2,253,029	0.3
75,864		Eastman Chemical Co.	5,300,618	0.8
66,961		Freeport-McMoRan Copper & Gold, Inc.	2,216,409	0.3
118,541		International Paper Co.	5,521,640	0.8
31,682		LyondellBasell Industries NV Class A	2,005,154	0.3
70,469		Monsanto Co.	7,443,640	1.1
59,536		Nucor Corp.	2,747,586	0.4
			27,488,076	4.0
		Telecommunication Services: 3.4%
194,551		AT&T, Inc.	7,138,076	1.0
153,536		CenturyTel, Inc.	5,393,720	0.8
219,077		Verizon Communications, Inc.	10,767,635	1.6
			23,299,431	3.4
		Utilities: 3.8%
232,171		CenterPoint Energy, Inc.	5,562,817	0.8
84,205		DTE Energy Co.	5,754,570	0.9
22,954		Entergy Corp.	1,451,611	0.2
118,486		Great Plains Energy, Inc.	2,747,690	0.4
242,796		NV Energy, Inc.	4,863,204	0.7
29,737		Pinnacle West Capital Corp.	1,721,475	0.3
97,816		Public Service Enterprise Group, Inc.	3,359,001	0.5
			25,460,368	3.8
		Total Common Stock
		(Cost $584,399,008)	666,867,414	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(cc)(1): 0.2%
493,508		Deutsche Bank AG, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $493,522, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $503,379, due 02/25/14-02/01/43)	$493,508	0.1
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.1
			1,493,508	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
12,207,800		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $12,207,800)	$12,207,800	1.8
		Total Short-Term Investments
		(Cost $13,701,308)	13,701,308	2.0
		Total Investments in Securities (Cost $598,100,316)	$680,568,722	100.1
		Liabilities in Excess of Other Assets	(410,794)	(0.1)
		Net Assets	$680,157,928	100.0

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $600,364,723.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$86,499,777
	Gross Unrealized Depreciation	(6,295,778)
	Net Unrealized Appreciation	$80,203,999

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$666,867,414	$—	$—	$666,867,414
Short-Term Investments	12,207,800	1,493,508	—	13,701,308
Total Investments, at fair value	$679,075,214	$1,493,508	$—	$680,568,722
Other Financial Instruments+
Futures	77,649	—	—	77,649
Total Assets	$679,152,863	$1,493,508	$—	$680,646,371

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	131	06/21/13	$10,235,685	$77,649
			$10,235,685	$77,649

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 11.4%
15,400		Advance Auto Parts, Inc.	$1,272,810	0.2
160,748	@	Aeropostale, Inc.	2,186,173	0.3
144,928		American Eagle Outfitters	2,710,154	0.4
45,669	@	ANN, Inc.	1,325,314	0.2
107,489	@	Bally Technologies, Inc.	5,586,203	0.8
155,222		Brinker International, Inc.	5,844,108	0.9
113,277		Cheesecake Factory	4,373,625	0.7
129,514		Chico’s FAS, Inc.	2,175,835	0.3
108,296		Cinemark Holdings, Inc.	3,188,234	0.5
81,315		Delphi Automotive PLC	3,610,386	0.5
26,925		Dick’s Sporting Goods, Inc.	1,273,553	0.2
39,712		DineEquity, Inc.	2,731,788	0.4
187,217		Foot Locker, Inc.	6,410,310	1.0
62,392		Guess ?, Inc.	1,549,193	0.2
50,450		Hanesbrands, Inc.	2,298,502	0.3
43,804		Harley-Davidson, Inc.	2,334,753	0.4
13,161	@	Jarden Corp.	563,949	0.1
85,277		Life Time Fitness, Inc.	3,648,150	0.5
333,355		LKQ Corp.	7,253,805	1.1
54,416		Michael Kors Holdings Ltd.	3,090,285	0.5
86,339		Newell Rubbermaid, Inc.	2,253,448	0.3
160,577	@	Office Depot, Inc.	631,068	0.1
13,171	@	Panera Bread Co.	2,176,376	0.3
37,144		Petsmart, Inc.	2,306,642	0.3
66,074		Regis Corp.	1,201,886	0.2
98,645	@, L	Saks, Inc.	1,131,458	0.2
37,069		Thor Industries, Inc.	1,363,769	0.2
9,229	@	Toll Brothers, Inc.	316,001	0.0
13,339		Tractor Supply Co.	1,388,990	0.2
13,949		Wyndham Worldwide Corp.	899,432	0.1
			77,096,200	11.4
		Consumer Staples: 4.0%
18,975		Church & Dwight Co., Inc.	1,226,354	0.2
38,795		Coca-Cola Enterprises, Inc.	1,432,311	0.2
14,817		Energizer Holdings, Inc.	1,477,700	0.2
147,294		Flowers Foods, Inc.	4,851,864	0.7
11,500	@, L	Green Mountain Coffee Roasters, Inc.	652,740	0.1
120,971		Hillshire Brands Co.	4,252,131	0.7
65,459		Ingredion, Inc.	4,733,995	0.7
18,900		JM Smucker Co.	1,874,124	0.3
40,513		Sanderson Farms, Inc.	2,212,820	0.3
80,241	@	Smithfield Foods, Inc.	2,124,782	0.3
39,021		Universal Corp.	2,186,737	0.3
			27,025,558	4.0
		Energy: 5.5%
359,895	L	Arch Coal, Inc.	1,954,230	0.3
106,433	L	Bill Barrett Corp.	2,157,397	0.3
30,060	@	Dril-Quip, Inc.	2,620,330	0.4
57,853		EQT Corp.	3,919,541	0.6
39,624	@	Helix Energy Solutions Group, Inc.	906,597	0.1
83,250		HollyFrontier Corp.	4,283,212	0.6
22,400		Oceaneering International, Inc.	1,487,584	0.2
196,217		Patterson-UTI Energy, Inc.	4,677,813	0.7
11,790		Range Resources Corp.	955,462	0.2
54,151		Rosetta Resources, Inc.	2,576,505	0.4
21,995	@	Rowan Companies PLC	777,743	0.1
232,430		Superior Energy Services	6,036,207	0.9
63,651	@	Unit Corp.	2,899,303	0.4
44,111		World Fuel Services Corp.	1,752,089	0.3
			37,004,013	5.5
		Financials: 22.6%
56,962	@	Affiliated Managers Group, Inc.	8,747,654	1.3
31,335	@	Alexander & Baldwin, Inc.	1,120,226	0.2
5,359	@	Alleghany Corp.	2,121,735	0.3
125,368		American Campus Communities, Inc.	5,684,185	0.8
59,377		American Financial Group, Inc.	2,813,282	0.4
262,864		Apollo Investment Corp.	2,197,543	0.3
113,070		Arthur J. Gallagher & Co.	4,670,922	0.7
42,602	@	Aspen Insurance Holdings Ltd.	1,643,585	0.2
65,597		Associated Banc-Corp.	996,418	0.2
19,459		Commerce Bancshares, Inc.	794,511	0.1
488,164		DCT Industrial Trust, Inc.	3,612,414	0.5
245,621		DDR Corp.	4,278,718	0.6
107,291		East-West Bancorp., Inc.	2,754,160	0.4
33,324		Equity Lifestyle Properties, Inc.	2,559,283	0.4
35,263		Everest Re Group Ltd.	4,579,253	0.7
11,522		Federal Realty Investment Trust	1,244,837	0.2
285,800		Fidelity National Financial, Inc.	7,210,734	1.1
193,724		First American Financial Corp.	4,953,523	0.7
181,621		FirstMerit Corp.	3,002,195	0.5
139,651		Fulton Financial Corp.	1,633,917	0.2
54,600		HCC Insurance Holdings, Inc.	2,294,838	0.3
60,026		Home Properties, Inc.	3,806,849	0.6
30,887		Hospitality Properties Trust	847,539	0.1
208,538		Host Hotels & Resorts, Inc.	3,647,330	0.5

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
81,315		Invesco Ltd.	$2,354,882	0.4
54,305		Jones Lang LaSalle, Inc.	5,398,460	0.8
21,243		Macerich Co.	1,367,624	0.2
30,046	@	MSCI, Inc. - Class A	1,019,461	0.2
167,531	L	National Retail Properties, Inc.	6,059,596	0.9
234,839		New York Community Bancorp., Inc.	3,369,940	0.5
20,619	@	PartnerRe Ltd.	1,919,835	0.3
69,347		Primerica, Inc.	2,273,195	0.3
34,964		ProAssurance Corp.	1,654,846	0.3
91,894		Prosperity Bancshares, Inc.	4,354,857	0.7
58,961		Protective Life Corp.	2,110,804	0.3
49,442		Raymond James Financial, Inc.	2,279,276	0.3
24,538		Rayonier, Inc.	1,464,183	0.2
14,448		Realty Income Corp.	655,217	0.1
88,460		Reinsurance Group of America, Inc.	5,278,408	0.8
42,468		Senior Housing Properties Trust	1,139,416	0.2
66,532		Signature Bank	5,240,060	0.8
70,139		SL Green Realty Corp.	6,039,669	0.9
21,945		Stancorp Financial Group, Inc.	938,368	0.1
58,166	@	SVB Financial Group	4,126,296	0.6
49,598		Tanger Factory Outlet Centers, Inc.	1,794,456	0.3
59,868		UDR, Inc.	1,448,207	0.2
74,303		UnumProvident Corp.	2,099,060	0.3
69,091		Webster Financial Corp.	1,676,148	0.3
194,836		Weingarten Realty Investors	6,147,076	0.9
88,324		XL Group PLC	2,676,217	0.4
			152,101,208	22.6
		Health Care: 10.3%
4,081	@	Actavis, Inc.	375,901	0.1
10,631	@	Charles River Laboratories International, Inc.	470,634	0.1
89,153		Community Health Systems, Inc.	4,224,961	0.6
67,176		Cooper Cos., Inc.	7,246,947	1.1
61,520	@	Henry Schein, Inc.	5,693,676	0.8
18,637	@	Idexx Laboratories, Inc.	1,721,872	0.3
45,785		Masimo Corp.	898,302	0.1
58,235	@	Mednax, Inc.	5,219,603	0.8
102,788	@	Myriad Genetics, Inc.	2,610,815	0.4
109,999		Owens & Minor, Inc.	3,581,567	0.5
34,414		Regeneron Pharmaceuticals, Inc.	6,070,630	0.9
75,514	L	Resmed, Inc.	3,500,829	0.5
65,224		Steris Corp.	2,713,971	0.4
110,491	@	Thoratec Corp.	4,143,413	0.6
15,266	@	United Therapeutics Corp.	929,241	0.1
105,252		Universal Health Services, Inc.	6,722,445	1.0
133,113	@	Vertex Pharmaceuticals, Inc.	7,318,553	1.1
35,498		WellCare Health Plans, Inc.	2,057,464	0.3
52,327		Zimmer Holdings, Inc.	3,936,037	0.6
			69,436,861	10.3
		Industrials: 17.1%
78,560		Acuity Brands, Inc.	5,448,136	0.8
48,640	@	Aecom Technology Corp.	1,595,392	0.2
85,817	@	Alaska Air Group, Inc.	5,488,855	0.8
236,722		Ametek, Inc.	10,264,266	1.5
128,193		BE Aerospace, Inc.	7,728,756	1.1
101,525	@	Clean Harbors, Inc.	5,897,587	0.9
20,776	@	Copart, Inc.	712,201	0.1
18,586		Corporate Executive Board Co.	1,080,962	0.2
133,138		Corrections Corp. of America	5,201,702	0.8
41,587		Deluxe Corp.	1,721,702	0.3
32,200		Equifax, Inc.	1,854,398	0.3
50,603		Fluor Corp.	3,356,497	0.5
27,617	@	Fortune Brands Home & Security, Inc.	1,033,704	0.2
47,445	@	FTI Consulting, Inc.	1,786,779	0.3
12,126		GATX Corp.	630,188	0.1
91,150	@	General Cable Corp.	3,338,825	0.5
51,495	@	Genesee & Wyoming, Inc.	4,794,699	0.7
43,430		Granite Construction, Inc.	1,382,811	0.2
16,673		Hubbell, Inc.	1,619,115	0.2
523,346	@	JetBlue Airways Corp.	3,611,087	0.5
27,321		Kansas City Southern	3,029,899	0.5
29,090		KBR, Inc.	933,207	0.1
22,356		Kennametal, Inc.	872,778	0.1
36,456		Lincoln Electric Holdings, Inc.	1,975,186	0.3
13,201		Mine Safety Appliances Co.	655,034	0.1
56,468		Nordson Corp.	3,724,065	0.6
53,353		Old Dominion Freight Line	2,038,085	0.3
19,479		Pall Corp.	1,331,779	0.2
63,512		Regal-Beloit Corp.	5,180,039	0.8
15,031		Roper Industries, Inc.	1,913,597	0.3
90,521		Trinity Industries, Inc.	4,103,317	0.6
10,318		URS Corp.	489,176	0.1
9,865		Valmont Industries, Inc.	1,551,469	0.2
70,659		Verisk Analytics, Inc.	4,354,714	0.6
25,500		Wabtec Corp.	2,603,805	0.4
149,067		Waste Connections, Inc.	5,363,431	0.8
44,464		Watts Water Technologies, Inc.	2,133,827	0.3
81,167		Werner Enterprises, Inc.	1,959,371	0.3
51,879		Woodward Governor Co.	2,062,709	0.3
			114,823,150	17.1
		Information Technology: 15.6%
19,719	@	ACI Worldwide, Inc.	963,470	0.1
42,197		Alliance Data Systems Corp.	6,831,272	1.0
79,258	@	Ansys, Inc.	6,453,186	1.0
128,211		AOL, Inc.	4,934,841	0.7
44,174	@	Avnet, Inc.	1,599,099	0.2
61,955	@	Cadence Design Systems, Inc.	863,033	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
7,894	@	Commvault Systems, Inc.	$647,150	0.1
47,989	@	CoreLogic, Inc.	1,240,996	0.2
12,900	@	Equinix, Inc.	2,790,399	0.4
12,400	@	F5 Networks, Inc.	1,104,592	0.2
64,794		Fairchild Semiconductor International, Inc.	916,187	0.1
122,504		Fidelity National Information Services, Inc.	4,853,608	0.7
36,379		Flir Systems, Inc.	946,218	0.1
104,416	@	Gartner, Inc.	5,681,275	0.9
209,600	@	Ingram Micro, Inc.	4,124,928	0.6
348,828	@	Integrated Device Technology, Inc.	2,605,745	0.4
22,899		InterDigital, Inc.	1,095,259	0.2
71,097	@, L	International Rectifier Corp.	1,503,702	0.2
200,834		Jabil Circuit, Inc.	3,711,412	0.6
14,952		Jack Henry & Associates, Inc.	690,932	0.1
37,834		KLA-Tencor Corp.	1,995,365	0.3
10,043		Lender Processing Services, Inc.	255,695	0.0
140,776	@	MEMC Electronic Materials, Inc.	619,414	0.1
74,010		Mentor Graphics Corp.	1,335,881	0.2
124,622	@	Micros Systems, Inc.	5,671,547	0.8
23,311		National Instruments Corp.	763,435	0.1
28,691	@	NetApp, Inc.	980,085	0.2
49,715	@	NeuStar, Inc.	2,313,239	0.4
287,739	@	Polycom, Inc.	3,188,148	0.5
137,361	@	PTC, Inc.	3,501,332	0.5
314,359	@	QLogic Corp.	3,646,564	0.5
23,000	@	Rackspace Hosting, Inc.	1,161,040	0.2
295,812	@	Riverbed Technolgoy, Inc.	4,410,557	0.7
61,802	@	Semtech Corp.	2,187,173	0.3
17,852	@	Silicon Laboratories, Inc.	738,359	0.1
88,595	@	Skyworks Solutions, Inc.	1,951,748	0.3
27,626		SolarWinds, Inc.	1,632,697	0.2
17,033		Solera Holdings, Inc.	993,535	0.2
31,234	@	Synopsys, Inc.	1,120,676	0.2
28,822	@	Tech Data Corp.	1,314,571	0.2
416,092		Tellabs, Inc.	869,632	0.1
218,248	@	TIBCO Software, Inc.	4,412,975	0.7
44,120	@	Trimble Navigation Ltd.	1,321,835	0.2
57,438	@	Vantiv, Inc.	1,363,578	0.2
66,772	@	Vishay Intertechnology, Inc.	908,767	0.1
76,316		Xilinx, Inc.	2,912,982	0.4
			105,128,134	15.6
		Materials: 6.7%
75,313		Cabot Corp.	2,575,705	0.4
24,636		Carpenter Technology Corp.	1,214,308	0.2
291,932		Commercial Metals Co.	4,627,122	0.7
50,635		Domtar Corp.	3,930,289	0.6
54,356		Eastman Chemical Co.	3,797,854	0.6
46,587	@	Louisiana-Pacific Corp.	1,006,279	0.1
92,999		Minerals Technologies, Inc.	3,860,388	0.6
5,696		NewMarket Corp.	1,483,011	0.2
162,190		Packaging Corp. of America	7,277,465	1.1
33,328		Rock-Tenn Co.	3,092,505	0.4
45,040		RPM International, Inc.	1,422,363	0.2
370,408		Steel Dynamics, Inc.	5,878,375	0.9
153,958		Worthington Industries	4,769,619	0.7
			44,935,283	6.7
		Utilities: 4.6%
28,990		Alliant Energy Corp.	1,454,718	0.2
68,952		Cleco Corp.	3,242,813	0.5
59,756		DTE Energy Co.	4,083,725	0.6
19,800		El Paso Electric Co.	666,270	0.1
60,448		Energen Corp.	3,143,900	0.5
30,590		Entergy Corp.	1,934,512	0.3
209,230		Great Plains Energy, Inc.	4,852,044	0.7
46,623		Idacorp, Inc.	2,250,492	0.4
338,976		NV Energy, Inc.	6,789,689	1.0
11,490		OGE Energy Corp.	804,070	0.1
63,364		PNM Resources, Inc.	1,475,748	0.2
			30,697,981	4.6
		Total Common Stock
		(Cost $567,261,574)	658,248,388	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateral(cc)(1): 2.2%
719,626		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $719,639, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $734,019, due 05/31/14)	$719,626	0.1
3,418,489		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,418,564, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $3,486,860, due 03/31/13-03/15/53)	3,418,489	0.6

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
3,418,489		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,418,564, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $3,486,859, due 09/01/22-04/01/43)	$3,418,489	0.5
3,418,489		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,418,564, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,486,860, due 04/25/13-01/01/47)	3,418,489	0.5
3,418,489		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,418,571, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,486,859, due 07/01/27-04/01/43)	3,418,489	0.5
			14,393,582	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
13,525,401		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $13,525,401)	$13,525,401	2.0
		Total Short-Term Investments
		(Cost $27,918,983)	27,918,983	4.2
		Total Investments in Securities (Cost $595,180,557)	$686,167,371	102.0
		Liabilities in Excess of Other Assets	(13,656,608)	(2.0)
		Net Assets	$672,510,763	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $599,869,883.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$99,439,944
		Gross Unrealized Depreciation	(13,142,456)
		Net Unrealized Appreciation	$86,297,488

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$658,248,388	$—	$—	$658,248,388
Short-Term Investments	13,525,401	14,393,582	—	27,918,983
Total Investments, at fair value	$671,773,789	$14,393,582	$—	$686,167,371
Other Financial Instruments+
Futures	200,675	—	—	200,675
Total Assets	$671,974,464	$14,393,582	$—	$686,368,046

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	93	06/21/13	$10,704,300	$200,675
			$10,704,300	$200,675

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 15.6%
13,658		Arbitron, Inc.	$640,150	0.2
40,254	@	Arctic Cat, Inc.	1,759,100	0.6
582	@	Biglari Holdings, Inc.	217,197	0.1
12,375		Brunswick Corp.	423,472	0.1
18,355	L	Buckle, Inc.	856,261	0.3
25,207	@	Capella Education Co.	784,946	0.3
12,239		Cato Corp.	295,449	0.1
33,051		Cheesecake Factory	1,276,099	0.4
40,393		Childrens Place Retail Stores, Inc.	1,810,414	0.6
48,280		Cinemark Holdings, Inc.	1,421,363	0.5
38,210	@, L	Coinstar, Inc.	2,232,228	0.8
46,213		Cooper Tire & Rubber Co.	1,185,826	0.4
2,585		Cracker Barrel Old Country Store	208,997	0.1
40,971		Dana Holding Corp.	730,513	0.3
40,067	@, L	Digital Generation, Inc.	257,631	0.1
28,372		DineEquity, Inc.	1,951,710	0.7
28,538	@	EW Scripps Co.	343,312	0.1
34,888	@	Express, Inc.	621,355	0.2
90,281		Finish Line	1,768,605	0.6
32,144		Fred’s, Inc.	439,730	0.2
24,237	@	Helen of Troy Ltd.	929,731	0.3
36,050	@	Hibbett Sporting Goods, Inc.	2,028,534	0.7
11,661		Hillenbrand, Inc.	294,790	0.1
46,162	@	Jack in the Box, Inc.	1,596,744	0.5
103,516		La-Z-Boy, Inc.	1,953,347	0.7
12,570		Life Time Fitness, Inc.	537,745	0.2
11,898		Lumber Liquidators	835,478	0.3
16,011	@	Marriott Vacations Worldwide Corp.	687,032	0.2
46,225	L	Monro Muffler, Inc.	1,835,595	0.6
18,848		Movado Group, Inc.	631,785	0.2
19,190	@	Multimedia Games, Inc.	400,495	0.1
66,450		OfficeMax, Inc.	771,485	0.3
29,289	@	Papa John’s International, Inc.	1,810,646	0.6
14,467		Perry Ellis International, Inc.	263,155	0.1
16,500		PetMed Express, Inc.	221,348	0.1
58,278		Pool Corp.	2,797,344	1.0
24,027	@	Red Robin Gourmet Burgers, Inc.	1,095,631	0.4
109,459	@	Ruby Tuesday, Inc.	806,713	0.3
63,105	L	Smith & Wesson Holding Corp.	567,945	0.2
6,759	@	Sonic Corp.	87,056	0.0
14,080		Stage Stores, Inc.	364,390	0.1
37,296		Standard Motor Products, Inc.	1,033,845	0.4
25,774	L	Sturm Ruger & Co., Inc.	1,307,515	0.4
25,234		Superior Industries International	471,371	0.2
4,688		Vail Resorts, Inc.	292,156	0.1
13,671	@	Vitamin Shoppe, Inc.	667,828	0.2
38,571		Wolverine World Wide, Inc.	1,711,395	0.6
			45,225,457	15.6
		Consumer Staples: 3.1%
8,853		Andersons, Inc.	473,812	0.2
5,923		Calavo Growers, Inc.	170,464	0.1
40,893		Casey’s General Stores, Inc.	2,384,062	0.8
20,290		Elizabeth Arden, Inc.	816,672	0.3
4,921	@	Hain Celestial Group, Inc.	300,575	0.1
17,211		Inter Parfums, Inc.	420,465	0.1
5,493		J&J Snack Foods Corp.	422,357	0.2
55,534	@	Medifast, Inc.	1,272,839	0.4
38,692		Sanderson Farms, Inc.	2,113,357	0.7
12,697		WD-40 Co.	695,415	0.2
			9,070,018	3.1
		Energy: 4.1%
113,423	L	Basic Energy Services, Inc.	1,550,492	0.5
5,369		Bristow Group, Inc.	354,032	0.1
78,285		C&J Energy Services, Inc.	1,792,726	0.6
54,280		Carrizo Oil & Gas, Inc.	1,398,796	0.5
16,860	@	Dril-Quip, Inc.	1,469,686	0.5
7,392	@	Gulfport Energy Corp.	338,775	0.1
78,263	@	ION Geophysical Corp.	532,971	0.2
147,305	@	Key Energy Services, Inc.	1,190,224	0.4
50,139		Petroquest Energy, Inc.	222,617	0.1
85,738	@	Pioneer Energy Services Corp.	707,339	0.2
5,744		Rosetta Resources, Inc.	273,300	0.1
31,176	@	Swift Energy Co.	461,717	0.2
14,438	@	Unit Corp.	657,651	0.2
26,300		World Fuel Services Corp.	1,044,636	0.4
			11,994,962	4.1
		Financials: 20.5%
31,530		Calamos Asset Management, Inc.	371,108	0.1
42,318		Cash America International, Inc.	2,220,425	0.8
32,305		Colonial Properties Trust	730,416	0.3
32,538		Columbia Banking System, Inc.	715,185	0.2
197,254		DCT Industrial Trust, Inc.	1,459,680	0.5
50,828		Encore Capital Group, Inc.	1,529,923	0.5
53,071		EPR Properties	2,762,346	1.0
52,479		Financial Engines, Inc.	1,900,789	0.7
53,183		First American Financial Corp.	1,359,889	0.5
15,910		Geo Group, Inc.	598,534	0.2
10,968		Healthcare Realty Trust, Inc.	311,382	0.1
21,464		IBERIABANK Corp.	1,073,629	0.4
14,338		Jones Lang LaSalle, Inc.	1,425,341	0.5
101,364		LaSalle Hotel Properties	2,572,618	0.9
29,525		LTC Properties, Inc.	1,202,553	0.4

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
26,629		MarketAxess Holdings, Inc.	$993,262	0.3
7,172		Mid-America Apartment Communities, Inc.	495,298	0.2
45,788	@	National Financial Partners Corp.	1,027,025	0.4
16,806	L	National Retail Properties, Inc.	607,873	0.2
43,715		Oritani Financial Corp.	677,145	0.2
39,983		PacWest Bancorp	1,163,905	0.4
23,884	@	Pinnacle Financial Partners, Inc.	557,930	0.2
7,627	@	Piper Jaffray Cos.	261,606	0.1
20,424	@	Portfolio Recovery Associates, Inc.	2,592,214	0.9
28,100		Post Properties, Inc.	1,323,510	0.5
99,160		PrivateBancorp, Inc.	1,875,116	0.6
62,190		ProAssurance Corp.	2,943,453	1.0
22,568		Prosperity Bancshares, Inc.	1,069,498	0.4
65,609		Provident Financial Services, Inc.	1,001,849	0.3
10,741		PS Business Parks, Inc.	847,680	0.3
22,528		Sabra Healthcare REIT, Inc.	653,537	0.2
24,404		Selective Insurance Group	585,940	0.2
19,092		Signature Bank	1,503,686	0.5
53,527		Starwood Property Trust, Inc.	1,485,910	0.5
58,194		Stewart Information Services Corp.	1,482,201	0.5
62,941	@, L	Stifel Financial Corp.	2,182,165	0.8
213,938		Susquehanna Bancshares, Inc.	2,659,249	0.9
21,278	@	SVB Financial Group	1,509,461	0.5
87,249		Tanger Factory Outlet Centers, Inc.	3,156,669	1.1
9,048	@	Texas Capital Bancshares, Inc.	365,992	0.1
2,856		UMB Financial Corp.	140,144	0.0
81,915		Umpqua Holdings Corp.	1,086,193	0.4
9,890		Universal Health Realty Income Trust	570,752	0.2
28,900		Webster Financial Corp.	701,114	0.2
30,685	@	Wilshire Bancorp., Inc.	208,044	0.1
55,727		Wintrust Financial Corp.	2,064,128	0.7
18,564	@, L	World Acceptance, Corp.	1,594,091	0.5
			59,620,458	20.5
		Health Care: 11.5%
50,195		Acorda Therapeutics, Inc.	1,607,746	0.6
43,437	@, L	Affymetrix, Inc.	205,023	0.1
5,077		Air Methods Corp.	244,914	0.1
24,873		Align Technology, Inc.	833,494	0.3
42,968	@	Amsurg Corp.	1,445,444	0.5
11,510		Analogic Corp.	909,520	0.3
121,866	@	Arqule, Inc.	315,633	0.1
52,773	@, L	Bio-Reference Labs, Inc.	1,371,043	0.5
33,239	@	Centene Corp.	1,463,846	0.5
29,726		Chemed Corp.	2,377,485	0.8
14,227		Conmed Corp.	484,572	0.2
21,334		Cubist Pharmaceuticals, Inc.	998,858	0.3
27,032	@	Emergent Biosolutions, Inc.	377,907	0.1
9,374		Ensign Group, Inc.	313,092	0.1
2,351	@	Greatbatch, Inc.	70,224	0.0
50,582		Haemonetics Corp.	2,107,246	0.7
49,349	@	Healthsouth Corp.	1,301,333	0.5
5,941	@	ICU Medical, Inc.	350,222	0.1
28,533		Impax Laboratories, Inc.	440,550	0.2
13,240		IPC The Hospitalist Co., Inc.	588,915	0.2
4,539		Landauer, Inc.	255,909	0.1
59,813		Luminex Corp.	988,111	0.3
14,711	@	Magellan Health Services, Inc.	699,802	0.2
73,301		Medicines Co.	2,449,719	0.8
6,528	@	Mednax, Inc.	585,105	0.2
41,868	@	Merit Medical Systems, Inc.	513,302	0.2
106,183		Momenta Pharmaceuticals, Inc.	1,416,481	0.5
14,729	@	MWI Veterinary Supply, Inc.	1,948,058	0.7
16,326	@	Neogen Corp.	809,280	0.3
61,047		Omnicell, Inc.	1,152,567	0.4
9,199		Owens & Minor, Inc.	299,519	0.1
46,424	@	Salix Pharmaceuticals Ltd.	2,375,980	0.8
55,951	L	Spectrum Pharmaceuticals, Inc.	417,394	0.1
37,056		Team Health Holdings, Inc.	1,348,097	0.5
10,270	@	Thoratec Corp.	385,125	0.1
			33,451,516	11.5
		Industrials: 16.4%
24,958		AAR Corp.	458,978	0.2
83,330		Actuant Corp.	2,551,565	0.9
4,695		Acuity Brands, Inc.	325,598	0.1
13,156		Allegiant Travel Co.	1,167,990	0.4
4,290		AO Smith Corp.	315,615	0.1
11,786		Applied Industrial Technologies, Inc.	530,370	0.2
27,133		Atlas Air Worldwide Holdings, Inc.	1,105,941	0.4
3,273		AZZ, Inc.	157,758	0.0
68,703		Barnes Group, Inc.	1,987,578	0.7
3,915		Belden CDT, Inc.	202,210	0.1
58,648		Brady Corp.	1,966,467	0.7
15,866	@	Clean Harbors, Inc.	921,656	0.3
15,968	@	Consolidated Graphics, Inc.	624,349	0.2
6,522		Cubic Corp.	278,620	0.1
9,785		Curtiss-Wright Corp.	339,539	0.1
6,784		EMCOR Group, Inc.	287,574	0.1
43,541	@	EnerSys	1,984,599	0.7
39,689		EnPro Industries, Inc.	2,030,886	0.7
9,616		Exponent, Inc.	518,687	0.2
45,879		Forward Air Corp.	1,710,828	0.6
19,568		Franklin Electric Co., Inc.	656,898	0.2
78,731		Healthcare Services Group	2,017,875	0.7
46,326		Heartland Express, Inc.	617,989	0.2
55,738	@	HUB Group, Inc.	2,143,683	0.7
27,545		Kelly Services, Inc.	514,541	0.2
55,456		Knight Transportation, Inc.	892,842	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
18,756	@	Moog, Inc.	$859,587	0.3
60,869		Old Dominion Freight Line	2,325,196	0.8
76,699		Orbital Sciences Corp.	1,280,106	0.4
17,507		Regal-Beloit Corp.	1,427,871	0.5
26,992		Simpson Manufacturing Co., Inc.	826,225	0.3
11,556		Standex International Corp.	638,122	0.2
35,820		Teledyne Technologies, Inc.	2,809,721	1.0
6,362		Tennant Co.	308,939	0.1
48,142	@	Tetra Tech, Inc.	1,467,849	0.5
60,552		Toro Co.	2,787,814	1.0
49,327	@	TrueBlue, Inc.	1,042,773	0.4
4,282		Unifirst Corp.	387,521	0.1
20,739		United Stationers, Inc.	801,562	0.3
23,086		Universal Forest Products, Inc.	919,054	0.3
34,206		Waste Connections, Inc.	1,230,732	0.4
45,024		Watts Water Technologies, Inc.	2,160,702	0.7
			47,584,410	16.4
		Information Technology: 17.4%
11,697	@, L	3D Systems Corp.	377,111	0.1
89,012		Advanced Energy Industries, Inc.	1,628,920	0.6
31,771	@	Arris Group, Inc.	545,508	0.2
35,892	@	Aspen Technology, Inc.	1,158,953	0.4
25,607	@	Benchmark Electronics, Inc.	461,438	0.2
40,338		Blackbaud, Inc.	1,195,215	0.4
103,191		Brooks Automation, Inc.	1,050,484	0.4
18,899	@	Cabot Microelectronics Corp.	656,740	0.2
37,540	@	CACI International, Inc.	2,172,440	0.7
55,982		Cardtronics, Inc.	1,537,266	0.5
32,729		Coherent, Inc.	1,857,043	0.6
21,825		Comtech Telecommunications	529,911	0.2
36,621	@	CSG Systems International	775,999	0.3
4,343	@	Cymer, Inc.	417,362	0.1
26,610		DealerTrack Holdings, Inc.	781,802	0.3
53,375	@	Digital River, Inc.	754,722	0.3
6,623		Faro Technologies, Inc.	287,372	0.1
13,588		FEI Co.	877,105	0.3
40,597	@, L	Finisar Corp.	535,474	0.2
15,078		Forrester Research, Inc.	477,219	0.2
161,570	@	Harmonic, Inc.	935,490	0.3
41,682		Heartland Payment Systems, Inc.	1,374,255	0.5
3,481	@	iGate Corp.	65,478	0.0
13,829	@	Insight Enterprises, Inc.	285,154	0.1
44,975	@	Integrated Device Technology, Inc.	335,963	0.1
60,033		j2 Global, Inc.	2,353,894	0.8
155,540	@	Kulicke & Soffa Industries, Inc.	1,798,042	0.6
12,191	L	Liquidity Services, Inc.	363,414	0.1
4,501		Littelfuse, Inc.	305,393	0.1
75,510		LogMeIn, Inc.	1,451,302	0.5
23,595	@	Manhattan Associates, Inc.	1,752,873	0.6
16,631		MAXIMUS, Inc.	1,329,981	0.5
66,264	@	Microsemi Corp.	1,535,337	0.5
81,514		MKS Instruments, Inc.	2,217,181	0.8
29,995		Monotype Imaging Holdings, Inc.	712,381	0.2
41,221	@	Nanometrics, Inc.	594,819	0.2
31,975		National Instruments Corp.	1,047,181	0.4
29,705	@	Netscout Systems, Inc.	729,852	0.2
27,562	@	Oplink Communications, Inc.	452,017	0.2
24,438	@	Perficient, Inc.	284,947	0.1
65,397	@	Plexus Corp.	1,589,801	0.5
115,376	@	Polycom, Inc.	1,278,366	0.4
39,265		Power Integrations, Inc.	1,704,494	0.6
67,877	@	Progress Software Corp.	1,546,238	0.5
6,851		Sourcefire, Inc.	405,785	0.1
46,834	@	SYKES Enterprises, Inc.	747,471	0.3
25,477	@	Synaptics, Inc.	1,036,659	0.4
58,288		Synchronoss Technologies, Inc.	1,808,677	0.6
44,763	@	SYNNEX Corp.	1,656,231	0.6
8,924	@	Ultratech, Inc.	352,766	0.1
24,530	@	Virtusa Corp.	582,833	0.2
			50,712,359	17.4
		Materials: 6.0%
15,735		A Schulman, Inc.	496,597	0.2
8,997		American Vanguard Corp.	274,768	0.1
66,243		Buckeye Technologies, Inc.	1,983,978	0.7
94,857	@	Century Aluminum Co.	734,193	0.2
88,373		Commercial Metals Co.	1,400,712	0.5
9,272		Eagle Materials, Inc.	617,793	0.2
18,000		Haynes International, Inc.	995,400	0.3
60,085		HB Fuller Co.	2,348,122	0.8
6,087		Kaiser Aluminum Corp.	393,525	0.1
8,063		KapStone Paper and Packaging Corp.	224,151	0.1
24,881	@	Kraton Performance Polymers, Inc.	582,215	0.2
8,076		Materion Corp.	230,166	0.1
26,978		Minerals Technologies, Inc.	1,119,857	0.4
22,313		Myers Industries, Inc.	311,490	0.1
18,240		Neenah Paper, Inc.	561,062	0.2
24,352		PH Glatfelter Co.	569,350	0.2
9,444		Quaker Chemical Corp.	557,385	0.2
9,462	@	RTI International Metals, Inc.	299,851	0.1
45,365		Schweitzer-Mauduit International, Inc.	1,756,986	0.6
8,311		Stepan Co.	524,424	0.2
49,870		Worthington Industries	1,544,973	0.5
			17,526,998	6.0
		Telecommunication Services: 0.2%
13,090		Atlantic Tele-Network, Inc.	634,996	0.2

		Utilities: 3.1%
27,103		American States Water Co.	1,560,320	0.5
14,920		CH Energy Group, Inc.	975,619	0.3
29,042		Cleco Corp.	1,365,845	0.5

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
60,878		El Paso Electric Co.	$2,048,545	0.7
12,258		Idacorp, Inc.	591,693	0.2
26,153		Laclede Group, Inc.	1,116,733	0.4
11,671		Northwest Natural Gas Co.	511,423	0.2
8,700		Piedmont Natural Gas Co.	286,056	0.1
12,436		Portland General Electric Co.	377,184	0.1
6,422		Southwest Gas Corp.	304,788	0.1
			9,138,206	3.1
		Total Common Stock
		(Cost $249,987,327)	284,959,380	97.9
RIGHTS: —%
		Materials: —%
15,300	X	Gerber Scientific	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $249,987,327)	284,959,380	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
		Securities Lending Collateral(cc)(1): 4.5%
3,133,112		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $3,133,170, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $3,195,774, due 05/01/20-04/01/43)	$3,133,112	1.1
659,562		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $659,574, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $672,753, due 05/31/14)	659,562	0.2
3,133,112		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,133,181, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $3,195,775, due 03/31/13-03/15/53)	3,133,112	1.0
3,133,112		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,133,181, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,195,775, due 04/25/13-01/01/47)	3,133,112	1.1
3,133,112		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,133,188, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,195,774, due 07/01/27-04/01/43)	3,133,112	1.1
			13,192,010	4.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
5,697,800		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,697,800)	$5,697,800	2.0
		Total Short-Term Investments
		(Cost $18,889,810)	18,889,810	6.5
		Total Investments in Securities (Cost $268,877,137)	$303,849,190	104.4
		Liabilities in Excess of Other Assets	(12,918,629)	(4.4)
		Net Assets	$290,930,561	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $270,689,786.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$39,856,271
Gross Unrealized Depreciation	(6,696,867)
Net Unrealized Appreciation	$33,159,404

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$284,959,380	$—	$—	$284,959,380
Rights	—	—	—	—
Short-Term Investments	5,697,800	13,192,010	—	18,889,810
Total Investments, at fair value	$290,657,180	$13,192,010	$—	$303,849,190
Other Financial Instruments+
Futures	51,734	—	—	51,734
Total Assets	$290,708,914	$13,192,010	$—	$303,900,924

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	48	06/21/13	$4,554,720	$51,734
			$4,554,720	$51,734

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 10.1%
5,883		Accor S.A.	$204,606	0.0
7,834		Adidas AG	814,341	0.2
7,400		Aisin Seiki Co., Ltd.	272,775	0.1
2,400		Asics Corp.	39,683	0.0
1,876		Bayerische Motoren Werke AG	120,095	0.0
13,088		Bayerische Motoren Werke AG	1,132,614	0.3
2,700		Benesse Holdings, Inc.	114,909	0.0
25,124		Bridgestone Corp.	845,373	0.2
41,720		British Sky Broadcasting PLC	560,756	0.1
16,917		Burberry Group PLC	342,486	0.1
6,741		Carnival PLC	235,668	0.1
2,314		Christian Dior S.A.	384,099	0.1
6,932		Cie Generale des Etablissements Michelin	580,770	0.1
19,657		Cie Financiere Richemont SA	1,547,630	0.3
72,367		Compass Group PLC	926,247	0.2
4,162		Continental AG	498,860	0.1
21,096		Crown Ltd.	271,243	0.1
7,000		Daihatsu Motor Co., Ltd.	145,664	0.0
34,462		DaimlerChrysler AG	1,879,471	0.4
4,000	L	Dena Co., Ltd.	109,066	0.0
18,300		Denso Corp.	777,539	0.2
7,000	L	Dentsu, Inc.	209,062	0.0
1,600		Don Quijote Co., Ltd.	70,969	0.0
21,177		Echo Entertainment Group Ltd.	77,076	0.0
8,885	L	Electrolux AB	226,483	0.1
5,308		Eutelsat Communications	187,255	0.0
2,100		Fast Retailing Co., Ltd.	671,553	0.1
34,900	@	Fiat S.p.A	186,431	0.0
23,000		Fuji Heavy Industries Ltd.	364,825	0.1
82,000	@	Galaxy Entertainment Group Ltd.	343,859	0.1
206,600	@	Genting International PLC	249,957	0.1
57,298		GKN PLC	230,903	0.1
36,172		Hennes & Mauritz AB	1,295,468	0.3
61,500		Honda Motor Co., Ltd.	2,368,395	0.5
800		Hugo Boss AG	89,838	0.0
13,729	@	Husqvarna AB - B Shares	81,216	0.0
8,340		Inditex S.A.	1,111,395	0.2
10,345		InterContinental Hotels Group PLC	316,219	0.1
17,200	L	Isetan Mitsukoshi Holdings Ltd.	248,651	0.1
46,000		Isuzu Motors Ltd.	278,783	0.1
147,249		ITV PLC	290,335	0.1
20,000		J Front Retailing Co., Ltd.	156,203	0.0
5,000		Jardine Cycle & Carriage Ltd.	206,760	0.0
85		Jupiter Telecommunications Co.	111,335	0.1
3,337		Kabel Deutschland Holding AG	308,083	0.1
89,609		Kingfisher PLC	392,788	0.1
4,794		Lagardere SCA	176,696	0.0
216,722		Li & Fung Ltd.	299,593	0.1
4,685		Luxottica Group S.p.A.	235,233	0.1
9,573		LVMH Moet Hennessy Louis Vuitton S.A.	1,644,741	0.4
58,461		Marks & Spencer Group PLC	346,684	0.1
104,000		Mazda Motor Corp.	305,912	0.1
2,448		McDonald’s Holdings Co. Japan Ltd.	65,897	0.0
150,255	@	Mitsubishi Motors Corp.	157,102	0.0
8,100		Namco Bandai Holdings, Inc.	143,284	0.0
7,246		Next PLC	481,400	0.1
7,000		NGK Spark Plug Co., Ltd.	107,357	0.0
7,000		NHK Spring Co., Ltd.	73,288	0.0
13,100		Nikon Corp.	308,587	0.1
94,900		Nissan Motor Co., Ltd.	920,571	0.2
1,050		Nitori Co., Ltd.	81,067	0.0
4,260		Nokian Renkaat OYJ	190,054	0.0
1,900		Oriental Land Co., Ltd.	311,234	0.1
84,600		Panasonic Corp.	637,061	0.1
31,270		Pearson PLC	562,649	0.1
9,899		Pirelli & C S.p.A.	104,143	0.0
2,916		PPR	641,312	0.1
5,391		Publicis Groupe	361,837	0.1
28,500		Rakuten, Inc.	291,474	0.1
26,663		Reed Elsevier NV	457,103	0.1
46,959		Reed Elsevier PLC	558,702	0.1
7,435		Renault S.A.	466,456	0.1
1,100		Rinnai Corp.	78,422	0.0
102,800		Sands China Ltd.	534,914	0.1
1,800		Sankyo Co., Ltd.	84,278	0.0
8,100		Sega Sammy Holdings, Inc.	162,613	0.0
22,000		Sekisui Chemical Co., Ltd.	243,061	0.1
21,000		Sekisui House Ltd.	285,360	0.1
10,918		SES S.A.	342,429	0.1
35,331		Shangri-La Asia Ltd.	69,374	0.0
34,000	L	Sharp Corp.	97,279	0.0
800		Shimamura Co., Ltd.	93,534	0.0
2,700		Shimano, Inc.	221,006	0.1
64,000		Singapore Press Holdings Ltd.	231,517	0.1
77,292		SJM Holdings Ltd.	193,486	0.0
3,549		Sodexho Alliance S.A.	330,812	0.1
38,600		Sony Corp.	671,673	0.2
5,100		Stanley Electric Co., Ltd.	88,479	0.0
10,900		Sumitomo Rubber Industries, Inc.	182,993	0.0
13,500		Suzuki Motor Corp.	302,552	0.1
1,187		Swatch Group AG - BR	692,019	0.2
2,393	@	Swatch Group AG - Reg	243,321	0.1
27,952		TABCORP Holdings Ltd.	94,260	0.0
11,000		Takashimaya Co., Ltd.	109,130	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
54,078		Tattersall’s Ltd.	$178,837	0.0
1,478	@	Telenet Group Holding NV	73,218	0.0
4,800		Toho Co., Ltd.	100,345	0.0
7,300		Toyota Industries Corp.	268,924	0.1
105,689		Toyota Motor Corp.	5,449,935	1.2
730		USS Co., Ltd.	83,955	0.0
1,371		Volkswagen AG	258,578	0.1
6,496		Whitbread PLC	254,080	0.1
12,019		Wolters Kluwer NV	262,639	0.1
47,184		WPP PLC	754,053	0.2
75,200	@	Wynn Macau Ltd.	200,364	0.0
3,210	L	Yamada Denki Co., Ltd.	147,277	0.0
11,500		Yamaha Motor Co., Ltd.	155,725	0.0
26,643		Yue Yuen Industrial Holdings	87,051	0.0
			45,434,667	10.1
		Consumer Staples: 11.7%
23,600		Aeon Co., Ltd.	305,562	0.1
23,000		Ajinomoto Co., Inc.	338,186	0.1
30,535		Anheuser-Busch InBev Worldwide, Inc.	3,035,720	0.7
3,018		Aryzta AG	178,373	0.0
13,300		Asahi Group Holdings, Ltd.	318,038	0.1
11,016		Associated British Foods PLC	318,622	0.1
3,833		Beiersdorf AG	354,264	0.1
73,658		British American Tobacco PLC	3,949,746	0.9
3,967	L	Carlsberg A/S	386,759	0.1
21,499		Carrefour S.A.	588,929	0.1
2,208		Casino Guichard Perrachon S.A.	232,170	0.1
7,728	@	Coca-Cola Hellenic Bottling Co. S.A.	207,194	0.1
22,282		Coca-Cola Amatil Ltd.	338,813	0.1
2,745		Colruyt S.A.	132,690	0.0
22,689	@	DE Master Blenders 1753 NV	350,462	0.1
3,521		Delhaize Group	192,210	0.0
97,090		Diageo PLC	3,059,373	0.7
23,143		Distribuidora Internacional de Alimentacion SA	160,622	0.0
2,500		FamilyMart Co., Ltd.	114,269	0.0
289,122		Golden Agri-Resources Ltd.	135,297	0.0
21,992		Groupe Danone	1,531,281	0.3
3,407		Heineken Holding NV	218,609	0.1
8,398		Heineken NV	633,432	0.1
6,052		Henkel AG & Co. KGaA	478,355	0.1
6,851		Henkel KGaA - Vorzug	660,035	0.2
38,077		Imperial Tobacco Group PLC	1,331,760	0.3
36,645		J Sainsbury PLC	211,074	0.1
41,300		Japan Tobacco, Inc.	1,321,084	0.3
8,064	@	Jeronimo Martins	157,069	0.0
21,317		Kao Corp.	689,433	0.2
5,882		Kerry Group PLC	350,491	0.1
6,000	L	Kikkoman Corp.	104,912	0.0
30,000		Kirin Brewery Co., Ltd.	482,352	0.1
40,163		Koninklijke Ahold NV	615,712	0.1
2,500		Lawson, Inc.	191,954	0.0
29		Lindt & Spruengli AG	111,672	0.0
5		Lindt & Spruengli AG	225,640	0.0
9,588		L’Oreal S.A.	1,521,173	0.3
2,800		MEIJI Holdings Co., Ltd.	128,470	0.0
11,299		Metcash Ltd.	48,830	0.0
4,735		Metro AG	134,780	0.0
121,596		Nestle S.A.	8,800,464	1.9
8,000	L	Nippon Meat Packers, Inc.	129,126	0.0
7,000		Nisshin Seifun Group, Inc.	92,484	0.0
2,000	L	Nissin Food Products Co., Ltd.	91,817	0.0
54,272		Olam International Ltd.	75,555	0.0
7,825		Pernod-Ricard S.A.	975,293	0.2
24,779		Reckitt Benckiser PLC	1,779,080	0.4
735		Remy Cointreau SA	84,945	0.0
35,988		SABMiller PLC	1,898,223	0.4
30,600		Seven & I Holdings Co., Ltd.	1,015,295	0.2
11,600	L	Shiseido Co., Ltd.	162,626	0.0
2,293		Suedzucker AG	96,917	0.0
21,446	@	Svenska Cellulosa AB - B Shares	553,691	0.1
8,347		Swedish Match AB	259,110	0.1
17,787		Tate & Lyle PLC	229,830	0.1
305,526		Tesco PLC	1,776,071	0.4
4,000		Toyo Suisan Kaisha Ltd.	123,477	0.0
8,303		Treasury Wine Estates Ltd.	49,358	0.0
4,700		Uni-Charm Corp.	268,362	0.1
63,658		Unilever NV	2,608,303	0.6
50,584		Unilever PLC	2,139,569	0.5
38,351		Wesfarmers Ltd.	1,610,378	0.4
74,000		Wilmar International Ltd.	206,890	0.1
79,107		WM Morrison Supermarkets PLC	332,512	0.1
48,289		Woolworths Ltd.	1,704,773	0.4
3,400	L	Yakult Honsha Co., Ltd.	137,267	0.0
			53,046,833	11.7
		Energy: 6.8%
10,485		Subsea 7 SA	246,415	0.1
6,237		Aker Solutions ASA	117,071	0.0
13,803		Amec PLC	221,818	0.1
128,323		BG Group PLC	2,208,198	0.5
719,725		BP PLC	5,061,133	1.1
6,698		Caltex Australia Ltd.	149,567	0.0
6,402		Cie Generale de Geophysique-Veritas	144,391	0.0
91,346		ENI S.p.A.	2,045,096	0.5
2,539		Fugro NV	140,736	0.0
8,758		Galp Energia SGPS SA	137,299	0.0
1,100		Idemitsu Kosan Co., Ltd.	95,965	0.0
85		Inpex Holdings, Inc.	457,791	0.1
92,200		JX Holdings, Inc.	519,868	0.1
7,610	@	Lundin Petroleum AB	165,365	0.0
6,214		OMV AG	264,958	0.1
40,607		Origin Energy Ltd.	565,146	0.1
9,682		Petrofac Ltd.	211,355	0.1
32,816		Repsol YPF S.A.	666,692	0.2
142,623		Royal Dutch Shell PLC - Class A	4,624,342	1.0
101,505		Royal Dutch Shell PLC - Class B	3,375,571	0.7

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
10,027		Saipem S.p.A.	$308,184	0.1
35,536		Santos Ltd.	461,579	0.1
12,977		SeaDrill Ltd.	472,926	0.1
42,550		Statoil ASA	1,038,770	0.2
3,691		Technip S.A.	378,587	0.1
19,260		Tenaris S.A.	392,235	0.1
12,000		TonenGeneral Sekiyu KK	118,994	0.0
80,533		Total S.A.	3,857,052	0.9
13,016		Transocean Ltd.	672,459	0.2
32,055		Tullow Oil PLC	600,065	0.1
23,785		Woodside Petroleum Ltd.	891,485	0.2
8,029		WorleyParsons Ltd.	207,627	0.0
			30,818,740	6.8
		Financials: 23.5%
39,761		3i Group PLC	191,492	0.0
34,685		Aberdeen Asset Management PLC	226,668	0.1
8,168		Admiral Group PLC	165,731	0.0
63,548		Aegon NV	383,708	0.1
10,096		Ageas	342,671	0.1
385,600		AIA Group Ltd.	1,695,378	0.4
17,758		Allianz AG	2,420,818	0.5
112,539		AMP Ltd.	613,123	0.1
69,000		Ascendas Real Estate Investment Trust	144,989	0.0
44,842		Assicurazioni Generali S.p.A.	702,071	0.2
6,485		ASX Ltd.	245,020	0.1
101,959		Australia & New Zealand Banking Group Ltd.	3,040,849	0.7
111,645		Aviva PLC	506,083	0.1
67,527		AXA S.A.	1,166,961	0.3
2,190		Baloise Holding AG	205,753	0.1
87,730		Banco de Sabadell SA	161,540	0.0
82,767	@	Banco Populare Scarl	104,854	0.0
204,973		Banco Popular Espanol S.A.	152,415	0.0
401,473		Banco Santander Central Hispano S.A.	2,719,840	0.6
47,579	@	Bank Hapoalim BM	216,153	0.1
52,422	@	Bank Leumi Le-Israel BM	185,389	0.0
59,805	L	Bank of East Asia Ltd.	236,605	0.1
14,000		Bank of Kyoto Ltd.	137,276	0.0
46,000		Bank of Yokohama Ltd.	266,882	0.1
436,592		Barclays PLC	1,942,522	0.4
205,647		Banco Bilbao Vizcaya Argentaria S.A.	1,795,679	0.4
14,002		Bendigo Bank Ltd.	150,271	0.0
38,055		BNP Paribas	1,956,702	0.4
139,410		BOC Hong Kong Holdings Ltd.	466,275	0.1
29,882		British Land Co. PLC	247,373	0.1
755	@	CaixaBank	2,555	0.0
53,000		CapitaCommercial Trust	67,881	0.0
21,141		Capital Shopping Centres Group PLC	107,686	0.0
115,000		CapitaLand Ltd.	328,927	0.1
94,000		CapitaMall Trust	158,657	0.0
22,000		CapitaMalls Asia Ltd.	36,499	0.0
72,576		CFS Retail Property Trust	152,140	0.0
56,383		Cheung Kong Holdings Ltd.	835,272	0.2
28,000		Chiba Bank Ltd.	201,841	0.1
6,000		Chugoku Bank Ltd.	97,133	0.0
135,560		Sumitomo Mitsui Trust Holdings, Inc.	645,513	0.1
21,000		City Developments Ltd.	192,559	0.0
8,254		CNP Assurances	113,433	0.0
135,477	@	Commerzbank AG	199,579	0.1
59,837		Commonwealth Bank of Australia	4,250,190	0.9
3,687		Corio NV	172,233	0.0
36,015	@	Credit Agricole S.A.	297,295	0.1
6,400		Credit Saison Co., Ltd.	160,119	0.0
45,009		Credit Suisse Group	1,183,769	0.3
37,773		CaixaBank	128,151	0.0
330		Dai-ichi Life Insurance Co., Ltd.	442,834	0.1
2,873		Daito Trust Construction Co., Ltd.	246,546	0.1
21,000		Daiwa House Industry Co., Ltd.	410,729	0.1
64,000		Daiwa Securities Group, Inc.	453,674	0.1
24,716	@	Danske Bank A/S	443,141	0.1
72,000		DBS Group Holdings Ltd.	931,883	0.2
35,162		Deutsche Bank AG	1,374,708	0.3
7,318		Deutsche Boerse AG	443,933	0.1
186,290		Dexus Property Group	202,436	0.1
39,221		DnB NOR ASA	577,222	0.1
8,271	@	Erste Bank der Oesterreichischen Sparkassen AG	231,456	0.1
40,293		Federation Centres Ltd	99,004	0.0
82,000		First Pacific Co.	111,156	0.0
37,000		Fukuoka Financial Group, Inc.	185,521	0.0
788		Gecina S.A.	91,563	0.0
8,856		Gjensidige Forsikring ASA	146,545	0.0
83,700		Global Logistic Properties Ltd.	177,751	0.0
68,248		Goodman Group	341,141	0.1
874,585	@, X	GPT Group	—	—
53,334		GPT Group	206,404	0.1
3,200		Groupe Bruxelles Lambert S.A.	245,114	0.1
16,000		Gunma Bank Ltd.	95,555	0.0
15,000		Hachijuni Bank Ltd.	89,864	0.0
26,519		Hammerson PLC	198,779	0.1
83,682		Hang Lung Properties Ltd.	313,294	0.1
29,473		Hang Seng Bank Ltd.	473,554	0.1
2,438		Hannover Rueckversicheru - Reg	191,946	0.0
5,029		Hargreaves Lansdown PLC	66,494	0.0
36,656		Henderson Land Development Co., Ltd.	251,439	0.1
15,000	L	Hiroshima Bank Ltd.	72,662	0.0
39,354		Hong Kong Exchanges and Clearing Ltd.	672,474	0.2
681,878		HSBC Holdings PLC	7,275,384	1.6
20,101		Hysan Development Co., Ltd.	101,761	0.0
924		ICADE	80,879	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
15,722		ICAP PLC	$69,575	0.0
46,759		Immofinanz Immobilien Anlagen AG	177,387	0.0
144,270	**, @	ING Groep NV	1,038,089	0.2
76,688		Insurance Australia Group	457,493	0.1
386,909		Intesa Sanpaolo S.p.A.	570,075	0.1
24,374		Investec PLC	170,460	0.0
17,621		Investor AB	509,715	0.1
10,401		Iyo Bank Ltd.	96,535	0.0
25		Japan Prime Realty Investment Corp.	96,835	0.0
24		Japan Real Estate Investment Corp.	332,545	0.1
89		Japan Retail Fund Investment Corp.	220,820	0.1
27,000		Joyo Bank Ltd.	150,616	0.0
8,858		Julius Baer Group Ltd.	345,219	0.1
8,878		KBC Groep NV	307,838	0.1
39,000		Keppel Land Ltd.	124,390	0.0
35,818		Kerry Properties Ltd.	159,439	0.0
7,902		Kinnevik Investment AB	191,827	0.0
4,887		Klepierre	192,177	0.0
29,794		Land Securities Group PLC	376,107	0.1
222,611		Legal & General Group PLC	585,811	0.1
16,811		Lend Lease Corp., Ltd.	179,334	0.0
87,827		Link Real Estate Investment Trust	479,015	0.1
1,605,673	@	Lloyds TSB Group PLC	1,196,422	0.3
5,404		London Stock Exchange Group PLC	107,471	0.0
12,798		Macquarie Group Ltd.	497,863	0.1
19,792	@	Corp. Mapfre S.A.	61,506	0.0
30,749		Mediobanca S.p.A.	157,180	0.0
125,534		Mirvac Group	212,410	0.1
47,000		Mitsubishi Estate Co., Ltd.	1,331,388	0.3
496,721		Mitsubishi UFJ Financial Group, Inc.	2,996,835	0.7
11,100		Mitsubishi UFJ Lease & Finance Co., Ltd.	58,166	0.0
32,919		Mitsui Fudosan Co., Ltd.	940,078	0.2
21,369		Mitsui Sumitomo Insurance Group Holdings, Inc.	475,961	0.1
868,972	L	Mizuho Financial Group, Inc.	1,864,644	0.4
6,845		Muenchener Rueckversicherungs AG	1,282,943	0.3
85,067		National Australia Bank Ltd.	2,744,774	0.6
39,179	@	Natixis	149,051	0.0
149,257		New World Development Ltd.	253,670	0.1
26		Nippon Building Fund, Inc.	364,317	0.1
16,326		NKSJ Holdings, Inc.	343,910	0.1
139,600		Nomura Holdings, Inc.	867,997	0.2
104,711		Nordea Bank AB	1,187,916	0.3
173,559		Old Mutual PLC	536,259	0.1
40,400	L	ORIX Corp.	515,826	0.1
1,400		Osaka Securities Exchange Co. Ltd.	129,824	0.0
96,608		Oversea-Chinese Banking Corp.	832,240	0.2
707		Partners Group	174,600	0.0
95,877		Prudential PLC	1,557,197	0.4
40,257		QBE Insurance Group Ltd.	569,131	0.1
12,661		Ratos AB	133,985	0.0
54,946		Resolution Ltd.	228,258	0.1
74,100	L	Resona Holdings, Inc.	391,255	0.1
76,499	@	Royal Bank of Scotland Group PLC	321,463	0.1
139,762		Royal & Sun Alliance Insurance Group	247,819	0.1
16,986		Sampo OYJ	655,136	0.2
4,621		Schroders PLC	148,438	0.0
6,566		Scor S.A.	188,883	0.0
23,860		Segro PLC	92,422	0.0
33,000		Shinsei Bank Ltd.	75,830	0.0
21,000		Shizuoka Bank Ltd.	237,058	0.1
39,000		Singapore Exchange Ltd.	242,957	0.1
107,843		Sino Land Co.	183,545	0.0
54,608	L	Skandinaviska Enskilda Banken AB	549,181	0.1
26,120	@	Societe Generale	859,951	0.2
7,800		Sony Financial Holdings, Inc.	116,662	0.0
90,974		Standard Chartered PLC	2,362,252	0.5
88,543		Standard Life PLC	493,666	0.1
101,630		Stockland	387,856	0.1
51,100	L	Sumitomo Mitsui Financial Group, Inc.	2,096,371	0.5
14,000		Sumitomo Realty & Development Co., Ltd.	545,399	0.1
58,915		Sun Hung Kai Properties Ltd.	795,028	0.2
46,863		Suncorp-Metway Ltd.	578,363	0.1
7,000		Suruga Bank Ltd.	112,488	0.0
18,792	L	Svenska Handelsbanken AB	803,756	0.2
31,537		Swedbank AB	718,551	0.2
25,079		Swire Pacific Ltd.	320,376	0.1
17,800		Swire Properties Ltd.	63,306	0.0
1,255		Swiss Life Holding	186,559	0.0
1,963		Swiss Prime Site AG	158,913	0.0
13,711		Swiss Re Ltd.	1,116,652	0.3
22,900		T&D Holdings, Inc.	274,273	0.1
28,350		Tokio Marine Holdings, Inc.	820,176	0.2
20,000		Tokyu Land Corp.	188,726	0.0
137,245		UBS AG - Reg	2,110,446	0.5
3,517		Unibail-Rodamco SE	819,155	0.2
153,663	@	UniCredit SpA	659,591	0.2
51,206		Unione di Banche Italiane SCPA	189,683	0.0
47,000		United Overseas Bank Ltd.	774,840	0.2
1,435		Wendel	151,955	0.0
82,837		Westfield Group	938,546	0.2
92,531		Westfield Retail Trust	291,314	0.1
118,223		Westpac Banking Corp.	3,804,595	0.8
56,264		Wharf Holdings Ltd.	503,178	0.1
36,882		Wheelock & Co., Ltd.	196,927	0.1
8,818		Wing Hang Bank Ltd.	93,874	0.0
6,000		Yamaguchi Financial Group, Inc.	59,916	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
5,622		Zurich Insurance Group AG	$1,569,380	0.4
			106,469,204	23.5
		Health Care: 9.9%
4,152		Actelion Ltd. - Reg	225,768	0.1
1,700		Alfresa Holdings Corp.	92,565	0.0
18,300		Astellas Pharma, Inc.	987,594	0.2
48,307		AstraZeneca PLC	2,423,125	0.5
31,252		Bayer AG	3,229,778	0.7
10,100		Chugai Pharmaceutical Co., Ltd.	225,072	0.1
2,639		Cochlear Ltd.	187,473	0.0
4,180		Coloplast A/S	225,237	0.1
21,029		CSL Ltd.	1,299,831	0.3
26,000		Daiichi Sankyo Co., Ltd.	501,871	0.1
10,800	L	Eisai Co., Ltd.	483,872	0.1
19,744	@	Elan Corp. PLC	228,783	0.1
10,292		Elekta AB	156,119	0.0
8,070		Cie Generale D’Optique Essilor International S.A.	898,002	0.2
4,767		Fresenius AG	588,999	0.1
7,419		Fresenius Medical Care AG & Co. KGaA	501,624	0.1
7,415		Getinge AB	226,412	0.1
191,485		GlaxoSmithKline PLC	4,484,032	1.0
271	@	Grifols SA	7,812	0.0
5,435	@	Grifols SA	201,868	0.0
2,600		Hisamitsu Pharmaceutical Co., Inc.	140,847	0.0
11,000		Kyowa Hakko Kogyo Co., Ltd.	124,711	0.0
2,318		Lonza Group AG	150,709	0.0
5,200		Medipal Holdings Corp.	72,958	0.0
2,007		Merck KGaA	303,144	0.1
1,900		Miraca Holdings, Inc.	91,311	0.0
8,100		Mitsubishi Tanabe Pharma Corp.	124,202	0.0
87,234		Novartis AG	6,217,338	1.4
15,472	L	Novo-Nordisk A/S	2,493,810	0.6
8,800		Olympus Corp.	208,815	0.1
3,300		Ono Pharmaceutical Co., Ltd.	203,956	0.0
4,370	L	Orion Oyj	114,989	0.0
12,100		Otsuka Holdings Co. Ltd.	419,984	0.1
480	@	Prothena Corp. PLC	3,211	0.0
8,862	@	Qiagen NV	185,021	0.0
2,256		Ramsay Health Care Ltd.	75,933	0.0
26,648		Roche Holding AG - Genusschein	6,212,266	1.4
44,989		Sanofi	4,588,234	1.0
2,700		Santen Pharmaceutical Co., Ltd.	124,878	0.0
15,300		Shionogi & Co., Ltd.	310,072	0.1
20,326		Shire PLC	619,019	0.1
34,631		Smith & Nephew PLC	400,556	0.1
14,766		Sonic Healthcare Ltd.	214,857	0.1
1,851		Sonova Holding AG - Reg	222,293	0.1
4,600		Suzuken Co., Ltd.	166,993	0.0
2,600		Sysmex Corp.	158,411	0.0
1,100		Taisho Pharmaceutical Holdings Co. Ltd.	77,963	0.0
30,700		Takeda Pharmaceutical Co., Ltd.	1,681,831	0.4
5,500		Terumo Corp.	236,728	0.1
35,855		Teva Phaemaceutical Industries Ltd.	1,425,240	0.3
5,039		UCB S.A.	322,344	0.1
838	@	William Demant Holding	70,235	0.0
			44,938,696	9.9
		Industrials: 12.1%
82,867		ABB Ltd.	1,881,217	0.4
14,590	L	Abertis Infraestructuras S.A.	245,824	0.1
7,621	L	ACS Actividades de Construccion y Servicios S.A.	178,561	0.0
4,916		Adecco S.A.	269,634	0.1
992		Aeroports de Paris	84,181	0.0
10,052		Aggreko PLC	272,817	0.1
13,783		Alfa Laval AB	318,183	0.1
30,000	L	All Nippon Airways Co., Ltd.	61,912	0.0
15,303		ALS Ltd./Queensland	167,857	0.0
7,838		Alstom	319,698	0.1
14,000		Amada Co., Ltd.	93,119	0.0
2,764	L	Andritz AG	186,051	0.0
31		AP Moller - Maersk A/S	232,577	0.1
53		AP Moller - Maersk A/S - Class B	415,973	0.1
39,000		Asahi Glass Co., Ltd.	271,649	0.1
38,956		Asciano Group	227,278	0.1
12,307		Assa Abloy AB	503,119	0.1
15,421		Altantia S.p.A.	244,243	0.1
27,006		Atlas Copco AB - Class A	768,416	0.2
18,047		Atlas Copco AB - Class B	457,244	0.1
39,544		Auckland International Airport Ltd.	97,587	0.0
65,737		Aurizon Holdings Ltd.	276,526	0.1
14,280		Babcock International Group	236,470	0.1
124,118		BAE Systems PLC	745,227	0.2
34,079		Balfour Beatty PLC	121,913	0.0
6,685		Bouygues S.A.	181,557	0.0
58,583		Brambles Ltd.	519,422	0.1
1,720		Brenntag AG	268,952	0.1
12,261		Bunzl PLC	242,014	0.1
2,078	@	Bureau Veritas SA	258,699	0.1
25,692		Capita Group PLC	351,195	0.1
51,053		Cathay Pacific Airways Ltd.	87,555	0.0
5,900		Central Japan Railway Co.	623,412	0.1
6,000	L	Chiyoda Corp.	67,244	0.0
15,320		Cie de Saint-Gobain	568,887	0.1
43,287		Cobham PLC	160,311	0.0
64,000		ComfortDelgro Corp., Ltd.	98,757	0.0
26,000	L	Dai Nippon Printing Co., Ltd.	248,418	0.1
9,000		Daikin Industries Ltd.	354,193	0.1
12,910		Deutsche Lufthansa AG	252,512	0.1
31,341		Deutsche Post AG	723,283	0.2
6,971		DSV A/S	168,699	0.0
12,902		East Japan Railway Co.	1,062,051	0.2
6,400	@	Edenred	209,750	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
15,742		European Aeronautic Defence and Space Co. NV	$802,347	0.2
37,586		Experian Group Ltd.	651,443	0.1
7,300		Fanuc Ltd.	1,123,985	0.3
16,172		Ferrovial SA	257,397	0.1
32,093		Fiat Industrial SpA	361,930	0.1
985		Fraport AG Frankfurt Airport Services Worldwide	55,296	0.0
55,656		Group 4 Securicor PLC	247,314	0.1
6,958		GEA Group AG	229,817	0.1
1,472		Geberit AG - Reg	362,957	0.1
16,997		Groupe Eurotunnel S.A.	135,502	0.0
41,000		Hankyu Hanshin Holdings, Inc.	247,564	0.1
8,719		Hexagon AB	238,114	0.1
13,000		Hino Motors Ltd.	141,138	0.0
4,100	L	Hitachi Construction Machinery Co., Ltd.	88,237	0.0
9,000		Hopewell Holdings	36,535	0.0
209,400		Hutchison Port Holdings Trust	177,990	0.0
86,615		Hutchison Whampoa Ltd.	905,575	0.2
54,000		IHI Corp.	164,416	0.0
11,845		IMI PLC	233,829	0.1
32,094	@	International Consolidated Airlines Group SA	123,809	0.0
5,366		Intertek Group PLC	277,275	0.1
33,181		Invensys PLC	177,708	0.0
57,100		Itochu Corp.	701,607	0.2
2,500		Japan Airlines Co. Ltd.	116,455	0.0
9,000		JGC Corp.	230,985	0.1
10,600		LIXIL Group Corp.	211,488	0.1
8,100		JTEKT Corp.	76,718	0.0
31,000		Kajima Corp.	84,251	0.0
10,000		Kamigumi Co., Ltd.	92,015	0.0
57,000		Kawasaki Heavy Industries Ltd.	180,637	0.0
18,000	L	Keihin Electric Express Railway Co., Ltd.	188,029	0.0
21,000		Keio Corp.	180,556	0.0
13,000		Keisei Electric Railway Co., Ltd.	137,341	0.0
53,700		Keppel Corp., Ltd.	486,447	0.1
61,000	L	Kintetsu Corp.	284,429	0.1
35,500		Komatsu Ltd.	849,063	0.2
6,012		Kone OYJ	474,029	0.1
3,281		Koninklijke Boskalis Westminster NV	130,530	0.0
2,584		Koninklijke Vopak NV	155,885	0.0
42,000		Kubota Corp.	609,457	0.1
2,358		Kuehne & Nagel International AG	257,441	0.1
5,800		Kurita Water Industries Ltd.	128,792	0.0
8,260		Legrand S.A.	360,365	0.1
5,312		Leighton Holdings Ltd.	114,398	0.0
4,000		Makita Corp.	178,327	0.0
1,557		MAN AG	167,761	0.0
63,000		Marubeni Corp.	482,334	0.1
29,970		Meggitt PLC	224,243	0.1
60,400		Melrose Industries PLC	244,622	0.1
4,873	@, L	Metso OYJ	208,213	0.0
53,100		Mitsubishi Corp.	1,000,078	0.2
74,000		Mitsubishi Electric Corp.	601,987	0.1
123,000		Mitsubishi Heavy Industries Ltd.	711,612	0.2
66,007		Mitsui & Co., Ltd.	930,572	0.2
37,000		Mitsui OSK Lines Ltd.	122,436	0.0
57,658		MTR Corp.	229,461	0.1
3,800	L	Nabtesco Corp.	78,019	0.0
13,000		NGK Insulators Ltd.	138,885	0.0
4,200	L	Nidec Corp.	251,765	0.1
34,000		Nippon Express Co., Ltd.	163,022	0.0
62,000		Nippon Yusen KK	159,799	0.0
154,727	@	Noble Group Ltd.	152,445	0.0
18,000		NSK Ltd.	137,400	0.0
49,072		NWS Holdings Ltd.	87,472	0.0
20,000		Obayashi Corp.	95,680	0.0
23,000	L	Odakyu Electric Railway Co., Ltd.	286,657	0.1
27,768		Orkla ASA	223,212	0.1
9,115		Prysmian S.p.A.	188,058	0.0
40,324	@	Qantas Airways Ltd.	75,186	0.0
4,352		Randstad Holdings NV	178,639	0.0
4,333		Rexel SA	94,612	0.0
74,406		Rolls-Royce Holdings PLC	1,280,320	0.3
38,749		Koninklijke Philips Electronics NV	1,146,470	0.3
8,493		Safran S.A.	379,054	0.1
38,510		Sandvik AB	594,045	0.1
11,867		Scania AB - B Shares	248,969	0.1
906		Schindler Holding AG	129,288	0.0
1,925		Schindler Holding AG	282,350	0.1
19,441		Schneider Electric S.A.	1,421,686	0.3
7,900		Secom Co., Ltd.	407,723	0.1
10,023		Securitas AB	94,455	0.0
36,000		SembCorp Industries Ltd.	151,157	0.0
34,000	L	SembCorp Marine Ltd.	121,983	0.0
14,534		Serco Group PLC	138,936	0.0
205		SGS S.A.	503,150	0.1
21,000		Shimizu Corp.	68,906	0.0
31,236		Siemens AG	3,367,209	0.7
21,000		Singapore Airlines Ltd.	184,468	0.0
16,101		Skanska AB	291,579	0.1
13,139		SKF AB - B Shares	321,053	0.1
2,200		SMC Corp.	427,213	0.1
15,032		Smiths Group PLC	287,896	0.1
63,348		Snam Rete Gas S.p.A.	289,388	0.1
1,136		Societe BIC S.A.	131,986	0.0
51,500		Sojitz Corp.	80,824	0.0
58,000		Singapore Technologies Engineering Ltd.	202,062	0.0
867		Sulzer AG	148,361	0.0
45,000		Sumitomo Corp.	569,167	0.1
27,900		Sumitomo Electric Industries Ltd.	343,284	0.1
19,000		Sumitomo Heavy Industries	75,448	0.0
39,000		Taisei Corp.	108,518	0.0
3,716		Thales S.A.	157,259	0.0
4,500		THK Co., Ltd.	89,416	0.0
11,902		TNT Express NV	87,287	0.0
37,000		Tobu Railway Co., Ltd.	212,415	0.1
43,000		Tokyu Corp.	318,095	0.1
29,874		Toll Holdings Ltd.	185,120	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
27,000	L	Toppan Printing Co., Ltd.	$194,921	0.0
10,000	L	Toto Ltd.	89,843	0.0
8,500		Toyota Tsusho Corp.	217,899	0.1
49,105		Transurban Group	326,508	0.1
3,795		Vallourec	182,562	0.0
17,757		Vinci S.A.	801,514	0.2
53,023	L	Volvo AB - B Shares	774,127	0.2
6,236		Wartsila OYJ	281,106	0.1
8,376		Weir Group PLC	288,979	0.1
6,700		West Japan Railway Co.	322,339	0.1
10,146		Wolseley PLC	505,995	0.1
14,900		Yamato Holdings Co., Ltd.	270,265	0.1
1,378		Zodiac Aerospace	160,637	0.0
			54,891,015	12.1
		Information Technology: 4.1%
5,500	L	Advantest Corp.	77,851	0.0
12,374	@	Amadeus IT Holding S.A.	335,436	0.1
54,138		ARM Holdings PLC	762,822	0.2
3,600		ASM Pacific Technology Ltd.	39,631	0.0
11,808		ASML Holding NV	795,341	0.2
1,959		Atos Origin	134,991	0.0
8,300		Brother Industries Ltd.	85,969	0.0
43,800		Canon, Inc.	1,609,650	0.4
5,789		Capgemini S.A.	263,803	0.1
19,806		Computershare Ltd.	211,213	0.1
2,368		Dassault Systemes SA	273,978	0.1
114,784		Telefonaktiebolaget LM Ericsson	1,437,979	0.3
18,900		Fuji Photo Film Co., Ltd.	374,904	0.1
73,000		Fujitsu Ltd.	304,961	0.1
3,144		Gemalto NV	274,463	0.1
2,200		Hamamatsu Photonics KK	87,271	0.0
1,400		Hirose Electric Co., Ltd.	184,757	0.0
182,000		Hitachi Ltd.	1,062,519	0.2
17,100		Hoya Corp.	322,484	0.1
4,700		Ibiden Co., Ltd.	73,660	0.0
41,998		Infineon Technologies AG	332,305	0.1
1,807		Keyence Corp.	555,181	0.1
3,400	L	Konami Corp.	68,051	0.0
19,500		Konica Minolta Holdings, Inc.	142,998	0.0
6,100		Kyocera Corp.	559,690	0.1
1,200	@	Mellanox Technologies Ltd.	66,406	0.0
8,600		Murata Manufacturing Co., Ltd.	650,244	0.1
105,000		NEC Corp.	280,336	0.1
1,992	@	NICE Systems Ltd.	73,254	0.0
3,900	L	Nintendo Co., Ltd.	421,580	0.1
14,000		Nippon Electric Glass Co., Ltd.	69,904	0.0
150,612	L	Nokia OYJ	489,931	0.1
3,900		Nomura Research Institute Ltd.	100,718	0.0
52		NTT Data Corp.	171,707	0.0
7,800		Omron Corp.	197,302	0.0
30,000	L	Ricoh Co., Ltd.	327,524	0.1
4,000		Rohm Co., Ltd.	138,691	0.0
50,498		Sage Group PLC	263,338	0.1
34,958		SAP AG	2,811,583	0.6
10,000		Shimadzu Corp.	71,052	0.0
25,768		STMicroelectronics NV	199,072	0.1
4,900	L	TDK Corp.	172,213	0.0
6,300		Tokyo Electron Ltd.	268,785	0.1
155,000		Toshiba Corp.	790,420	0.2
4,800		Trend Micro, Inc.	134,773	0.0
6,506		United Internet AG	158,396	0.0
583		Yahoo! Japan Corp.	268,951	0.1
10,300		Yokogawa Electric Corp.	103,372	0.0
			18,601,460	4.1
		Materials: 8.4%
11,865		Air Liquide	1,443,141	0.3
6,000		Air Water, Inc.	83,678	0.0
9,142		Akzo Nobel NV	580,850	0.1
88,666	@	Alumina Ltd.	102,946	0.0
46,365		Amcor Ltd.	449,208	0.1
50,040		Anglo American PLC	1,292,199	0.3
15,130		Antofagasta PLC	227,118	0.1
35,018		ArcelorMittal	454,935	0.1
2,310		Arkema	210,510	0.1
47,000		Asahi Kasei Corp.	317,636	0.1
34,874		BASF AG	3,062,035	0.7
123,655		BHP Billiton Ltd.	4,227,147	0.9
81,602		BHP Billiton PLC	2,376,401	0.5
10,994		Boliden AB	177,595	0.0
22,785		Boral Ltd.	116,953	0.0
26,517		CRH PLC	585,538	0.1
5,385		Croda International	224,929	0.1
13,000		Daicel Corp.	101,754	0.0
25,824		Fletcher Building Ltd.	185,638	0.0
52,488		Fortescue Metals Group Ltd.	217,302	0.1
7,910		Fresnillo PLC	163,606	0.0
279		Givaudan	342,986	0.1
143,833	L	Glencore International PLC	780,438	0.2
5,476		HeidelbergCement AG	394,859	0.1
7,000		Hitachi Metals Ltd.	67,071	0.0
9,190		Holcim Ltd.	734,061	0.2
15,793	L	Iluka Resources Ltd.	155,223	0.0
2,039		Imerys S.A.	132,862	0.0
57,537		Incitec Pivot Ltd.	185,969	0.0
17,200		Israel Chemicals Ltd.	222,880	0.1
16,704		James Hardie Industries SE	175,228	0.0
18,100		JFE Holdings, Inc.	350,326	0.1
8,004		Johnson Matthey PLC	280,789	0.1
9,700		JSR Corp.	198,822	0.0
5,775		K+S AG	269,232	0.1
8,000		Kansai Paint Co., Ltd.	88,851	0.0
6,799		Kazakhmys PLC	40,684	0.0
87,000		Kobe Steel Ltd.	102,417	0.0
6,519		Koninklijke DSM NV	379,882	0.1
13,800		Kuraray Co., Ltd.	194,599	0.0
7,251		Lafarge S.A.	482,760	0.1
3,139		Lanxess	223,142	0.1
6,522		Linde AG	1,214,906	0.3
57,500		Mitsubishi Chemical Holdings Corp.	274,074	0.1
25,000		Mitsubishi Gas Chemical Co., Inc.	165,576	0.0
40,000		Mitsubishi Materials Corp.	113,228	0.0
28,935		Newcrest Mining Ltd.	605,728	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
311,790		Nippon Steel Corp.	$794,156	0.2
6,900		Nitto Denko Corp.	415,465	0.1
34,165		Norsk Hydro ASA	148,746	0.0
9,588		Novozymes A/S	325,573	0.1
25,000	L	OJI Paper Co., Ltd.	94,006	0.0
13,923		Orica Ltd.	355,902	0.1
11,190		OZ Minerals Ltd.	62,466	0.0
3,332		Randgold Resources Ltd.	287,348	0.1
31,230		Rexam PLC	250,777	0.1
16,387		Rio Tinto Ltd.	982,924	0.2
50,843		Rio Tinto PLC	2,394,741	0.5
1,481		Salzgitter AG	59,520	0.0
16,486		Shin-Etsu Chemical Co., Ltd.	1,093,396	0.2
49,000	L	Showa Denko KK	73,828	0.0
100		Sika AG	243,321	0.1
6,750		Sims Group Ltd.	70,940	0.0
2,299		Solvay S.A.	311,967	0.1
26,805		Stora Enso OYJ (Euro Denominated Security)	173,535	0.0
57,000		Sumitomo Chemical Co., Ltd.	179,446	0.0
20,000		Sumitomo Metal Mining Co., Ltd.	284,313	0.1
3,590		Syngenta AG	1,502,265	0.3
36,000		Taiheiyo Cement Corp.	86,461	0.0
47,000		Teijin Ltd.	109,049	0.0
14,991	@	ThyssenKrupp AG	305,628	0.1
56,000		Toray Industries, Inc.	380,367	0.1
6,500		Toyo Seikan Kaisha Ltd.	89,889	0.0
37,000		Ube Industries Ltd./Japan	73,096	0.0
4,445		Umicore	209,075	0.1
24,043		UPM-Kymmene OYJ	268,915	0.1
4,474		Voestalpine AG	137,683	0.0
79,039		Xstrata PLC	1,286,732	0.3
6,672		Yara International ASA	304,569	0.1
			38,133,811	8.4
		Telecommunication Services: 4.7%
6,092		Belgacom S.A.	151,660	0.0
70,390		Bezeq Israeli Telecommunication Corp., Ltd.	97,694	0.0
296,761		BT Group PLC	1,253,400	0.3
107,031		Deutsche Telekom AG	1,133,066	0.3
5,777	L	Elisa OYJ	107,507	0.0
70,678		France Telecom S.A.	716,171	0.2
340		Iliad SA	72,326	0.0
16,163		Inmarsat PLC	173,035	0.0
22,200	L	KDDI Corp.	928,224	0.2
44,333	L	Koninklijke KPN NV	149,324	0.0
17,100		Nippon Telegraph & Telephone Corp.	746,579	0.2
576		NTT DoCoMo, Inc.	856,263	0.2
28,415		Portugal Telecom SGPS S.A.	140,861	0.0
302,000		Singapore Telecommunications Ltd.	875,615	0.2
33,900		Softbank Corp.	1,561,833	0.4
894		Swisscom AG	414,036	0.1
17,926		TDC A/S	137,974	0.0
11,746		Tele2 AB - B Shares	204,879	0.1
93,455		Telecom Corp. of New Zealand Ltd.	183,421	0.1
363,824		Telecom Italia S.p.A.	256,608	0.1
281,728		Telecom Italia S.p.A. RNC	173,695	0.0
160,272		Telefonica S.A.	2,171,461	0.5
11,815		Telekom Austria AG	77,596	0.0
27,196		Telenor ASA	598,804	0.1
83,914		TeliaSonera AB	599,318	0.1
175,791		Telstra Corp., Ltd.	826,585	0.2
47,842		Vivendi	989,760	0.2
1,889,478		Vodafone Group PLC	5,361,762	1.2
1,799		Ziggo NV	63,299	0.0
			21,022,756	4.7
		Telecommunications: 0.1%
2,332		Millicom International Cellular S.A.	186,319	0.1

		Utilities: 3.4%
20,862		AGL Energy Ltd.	345,332	0.1
28,599		APA Group	177,940	0.0
206,063		Centrica PLC	1,153,479	0.3
20,236		Cheung Kong Infrastructure Holdings Ltd.	139,060	0.0
25,800	L	Chubu Electric Power Co., Inc.	314,222	0.1
10,344		Chugoku Electric Power Co., Inc.	135,169	0.0
69,103		CLP Holdings Ltd.	605,783	0.1
67,846		E.ON AG	1,187,155	0.3
3,800		Electric Power Development Co., Ltd.	96,710	0.0
9,725		Electricite de France SA	186,550	0.0
6,765	@	Enagas	157,775	0.0
66,758		Enel Green Power SpA	125,459	0.0
261,976		Enel S.p.A.	859,004	0.2
76,142		Energias de Portugal S.A.	234,644	0.1
16,683		Fortum OYJ	336,522	0.1
13,909		Gas Natural SDG S.A.	246,815	0.1
49,356		Gaz de France	948,178	0.2
5,600		Hokuriku Electric Power Co.	69,191	0.0
213,692		Hong Kong & China Gas	624,324	0.1
54,302		Power Assets Holdings Ltd.	513,210	0.1
157,680		Iberdrola S.A.	737,136	0.2
29,100		Kansai Electric Power Co., Inc.	275,949	0.1
17,700		Kyushu Electric Power Co., Inc.	180,465	0.0
137,479		National Grid PLC	1,597,481	0.4
71,000	L	Osaka Gas Co., Ltd.	310,488	0.1
4,921		Red Electrica de Espana	247,829	0.1
18,781		RWE AG	701,113	0.2
36,032		Scottish & Southern Energy PLC	814,556	0.2
8,031		Severn Trent PLC	209,270	0.0
5,700		Shikoku Electric Power Co., Inc.	81,241	0.0
11,378		Suez Environnement S.A.	145,083	0.0
52,101		Terna S.p.A	216,250	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
9,000	L	Toho Gas Co., Ltd.	$57,339	0.0
17,700		Tohoku Electric Power Co., Inc.	141,178	0.0
50,500		Tokyo Electric Power Co., Inc.	125,471	0.0
95,079		Tokyo Gas Co., Ltd.	513,954	0.1
26,033		United Utilities Group PLC	280,557	0.1
13,121		Veolia Environnement	166,262	0.0
			15,258,144	3.4
		Total Common Stock
		(Cost $321,053,623)	428,801,645	94.8
PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.3%
5,672		Porsche AG	415,569	0.1
3,150		ProSieben SAT.1 Media AG	112,753	0.0
5,748		Volkswagen AG	1,144,845	0.2
		Total Preferred Stock
		(Cost $971,283)	1,673,167	0.3
RIGHTS: —%
		Financials: —%
15,860	X	Immoeast AG	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $322,024,906)	430,474,812	95.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
		Securities Lending Collateral(cc)(1): 4.3%
960,234		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $960,251, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $979,439, due 05/31/14)	$960,234	0.3
4,561,455		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $4,561,555, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $4,652,686, due 03/31/13-03/15/53)	4,561,455	1.0
4,561,455		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $4,561,555, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $4,652,684, due 09/01/22-04/01/43)	4,561,455	1.0
4,561,455		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $4,561,555, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,652,686, due 04/25/13-01/01/47)	4,561,455	1.0
4,561,455		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $4,561,565, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $4,652,684, due 07/01/27-04/01/43)	4,561,455	1.0
			19,206,054	4.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.5%
16,003,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $16,003,000)	$16,003,000	3.5
		Total Short-Term Investments
		(Cost $35,209,054)	35,209,054	7.8
		Total Investments in Securities (Cost $357,233,960)	$465,683,866	102.9
		Liabilities in Excess of Other Assets	(13,296,792)	(2.9)
		Net Assets	$452,387,074	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $367,123,194.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$124,437,130
	Gross Unrealized Depreciation	(25,876,458)
	Net Unrealized Appreciation	$98,560,672

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$177,232	$45,257,435	$—	$45,434,667
Consumer Staples	1,168,607	51,878,226	—	53,046,833
Energy	—	30,818,740	—	30,818,740
Financials	1,077,072	105,392,132	—	106,469,204
Health Care	3,211	44,935,485	—	44,938,696
Industrials	294,445	54,596,570	—	54,891,015
Information Technology	—	18,601,460	—	18,601,460
Materials	—	38,133,811	—	38,133,811
Telecommunication Services	72,326	20,950,430	—	21,022,756
Telecommunications	—	186,319	—	186,319
Utilities	—	15,258,144	—	15,258,144
Total Common Stock	2,792,893	426,008,752	—	428,801,645
Preferred Stock	—	1,673,167	—	1,673,167
Rights	—	—	—	—
Short-Term Investments	16,003,000	19,206,054	—	35,209,054
Total Investments, at fair value	$18,795,893	$446,887,973	$—	$465,683,866
Liabilities Table
Other Financial Instruments+
Futures	$(30,998)	$—	$—	$(30,998)
Total Liabilities	$(30,998)	$—	$—	$(30,998)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING International Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	354	06/21/13	$29,367,840	$(30,998)
			$29,367,840	$(30,998)

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 19.6%
3,900		ABC-Mart, Inc.	$148,750	0.1
112		Accordia Golf Co., Ltd.	108,865	0.1
900		Aeon Fantasy Co., Ltd.	13,364	0.0
6,200		Aigan Co., Ltd.	21,562	0.0
2,500		Aisan Industry Co., Ltd.	24,126	0.0
25,800		Aisin Seiki Co., Ltd.	951,027	0.2
7,700		Akebono Brake Industry Co., Ltd.	34,785	0.0
4,500		Alpen Co., Ltd.	84,687	0.0
3,500		Alpha Corp.	39,169	0.0
3,200		Alpine Electronics, Inc.	30,794	0.0
12		Amiyaki Tei Co., Ltd.	25,924	0.0
500		Amuse, Inc.	10,670	0.0
900		AOKI Holdings, Inc.	23,205	0.0
4,400		Aoyama Trading Co., Ltd.	112,436	0.0
2,500		Arc Land Sakamoto Co., Ltd.	44,100	0.0
3,800		Arnest One Corp.	75,411	0.0
1,600		Asahi Co., Ltd.	22,130	0.0
3,900		Asatsu-DK, Inc.	109,180	0.0
6,000		Ashimori Industry Co. Ltd	9,223	0.0
27,400		Asics Corp.	453,048	0.1
1,800		ASKUL Corp.	26,289	0.0
9,900		Autobacs Seven Co., Ltd.	155,315	0.1
2,300		Avex Group Holdings, Inc.	62,208	0.0
6,150		Belluna Co., Ltd.	59,994	0.0
9,700		Benesse Holdings, Inc.	412,820	0.1
13,000	@	Best Denki Co., Ltd.	26,985	0.0
111	L	BIC Camera, Inc.	52,187	0.0
3,100		Bookoff Corp.	23,084	0.0
95,600		Bridgestone Corp.	3,216,752	0.7
18,000		Calsonic Kansei Corp.	79,798	0.0
27		Can Do Co., Ltd.	44,968	0.0
7,500		Canon Sales Co., Inc.	111,187	0.0
33,700	L	Casio Computer Co., Ltd.	263,571	0.1
1,300		Central Sports Co., Ltd.	21,873	0.0
2,900	@	Maruzen CHI Holdings Co. Ltd.	7,545	0.0
2,700		Chiyoda Co., Ltd.	70,256	0.0
2,900		Chofu Seisakusho Co., Ltd.	66,175	0.0
900		Chori Co., Ltd.	10,444	0.0
2,000		Chuo Spring Co., Ltd.	6,920	0.0
31,000	@	Clarion Co., Ltd.	40,491	0.0
3,500		Cleanup Corp.	23,970	0.0
7,500	L	Colowide Co., Ltd.	79,195	0.0
1,600		Corona Corp.	18,582	0.0
2,000		Daido Metal Co., Ltd.	16,353	0.0
7,400		Daidoh Ltd.	53,744	0.0
16,150	@	Daiei, Inc.	58,909	0.0
30,000		Daihatsu Motor Co., Ltd.	624,273	0.2
3,600		Daikoku Denki Co., Ltd.	97,949	0.0
3,700		Dainichi Co., Ltd.	32,491	0.0
2,700		Daisyo Corp.	34,730	0.0
11,000	@	Daito Woolen Spinning & Weaving Co., Ltd.	8,432	0.0
1,500		Daiyu Eight Co., Ltd.	10,515	0.0
13,800		DCM Japan Holdings Co., Ltd.	115,390	0.0
14,700	L	Dena Co., Ltd.	400,817	0.1
72,700		Denso Corp.	3,088,912	0.7
29,800	L	Dentsu, Inc.	890,008	0.2
13,000		Descente Ltd.	87,215	0.0
8,100		Don Quijote Co., Ltd.	359,282	0.1
4,600		Doshisha Co., Ltd.	69,178	0.0
6,200		Doutor Nichires Holdings Co., Ltd.	91,002	0.0
7,000		Dynic Corp.	14,390	0.0
5,000		Eagle Industry Co., Ltd.	48,708	0.0
19,000	@	Econach Co., Ltd.	9,731	0.0
11,200	L	EDION Corp.	52,889	0.0
4,100		Exedy Corp.	96,110	0.0
3,300		F&A Aqua Holdings, Inc.	47,005	0.0
6,000		Fast Retailing Co., Ltd.	1,918,722	0.4
4,000		FCC Co., Ltd.	97,126	0.0
1,300		Felissimo Corp.	15,222	0.0
3,200		Foster Electric Co., Ltd.	44,065	0.0
4,000		France Bed Holdings Co., Ltd.	9,121	0.0
1,500		F-Tech, Inc.	24,117	0.0
2,900		Fuji Co., Ltd.	55,776	0.0
96,000		Fuji Heavy Industries Ltd.	1,522,746	0.3
4,000	@	Fuji Kiko Co., Ltd.	14,529	0.0
6,000		Fuji Kyuko Co., Ltd.	47,985	0.0
315		Fuji Television Network, Inc.	547,659	0.1
6,000		Fujibo Holdings, Inc.	17,961	0.0
2,500		Fujikura Rubber Ltd.	7,400	0.0
18,000		Fujita Kanko, Inc.	84,742	0.0
11,000		Fujitsu General Ltd.	93,486	0.0
4,100		Funai Electric Co., Ltd.	50,663	0.0
7,000		Furukawa Battery Co., Ltd.	41,847	0.0
4,600		Futaba Industrial Co., Ltd.	21,298	0.0
19,000	L	Gakken Holdings Co., Ltd.	55,507	0.0
5,200		Genki Sushi Co., Ltd.	65,242	0.0
36		Geo Co., Ltd.	45,788	0.0
23,000		GLOBERIDE, Inc.	31,110	0.0
11,000		Goldwin, Inc.	66,676	0.0
10,000	L	Gourmet Kineya Co., Ltd.	71,069	0.0
29,000		GSI Creos Corp.	43,266	0.0
300		Gulliver International Co., Ltd.	17,600	0.0
21,000		Gunze Ltd.	54,592	0.0
13,000	L	H2O Retailing Corp.	139,268	0.1
4,950		Hakuhodo DY Holdings, Inc.	380,926	0.1
3,300		Hakuyosha Co., Ltd.	7,500	0.0
5,600		Happinet Corp.	46,717	0.0
5,800		Hard Off Corp. Co., Ltd.	40,295	0.0
2,300		Haruyama Trading Co., Ltd.	14,280	0.0
176,500	@	Haseko Corp.	163,975	0.1
3,200		Heiwa Corp.	63,762	0.0
3,020		Hiday Hidaka Corp.	67,297	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
2,600		Hikari Tsushin, Inc.	$129,918	0.1
2,600		HIS Co., Ltd.	112,630	0.0
9,200		Hitachi Koki Co., Ltd.	75,998	0.0
248,300		Honda Motor Co., Ltd.	9,562,153	2.1
1,560		Honeys Co., Ltd.	20,340	0.0
70		Hoosiers Corp.	76,592	0.0
600		House of Rose Co., Ltd.	8,413	0.0
3,300		Hurxley Corp.	27,519	0.0
1,100		Ichibanya Co., Ltd.	48,911	0.0
6,000		Ichikawa Co., Ltd.	11,501	0.0
9,000	@	Ichikoh Industries Ltd.	13,572	0.0
20		Ikyu Corp.	21,864	0.0
3,200		Imasen Electric Industrial	38,707	0.0
6,900		Impress Holdings, Inc.	9,561	0.0
2,700		Intage, Inc.	68,156	0.0
62,000	L	Isetan Mitsukoshi Holdings Ltd.	896,298	0.2
179,000		Isuzu Motors Ltd.	1,084,828	0.3
9,000		Izumi Co., Ltd.	219,189	0.1
26,000	@	Izutsuya Co., Ltd.	29,954	0.0
76,000		J Front Retailing Co., Ltd.	593,570	0.1
38,000	@	Janome Sewing Machine Co., Ltd.	32,058	0.0
2,000		Japan Vilene Co. Ltd.	10,532	0.0
10,000		Japan Wool Textile Co., Ltd.	77,497	0.0
5,700		Joban Kosan Co. Ltd.	12,018	0.0
7,000		Joshin Denki Co., Ltd.	66,571	0.0
20,170		JVC Kenwood Holdings, Inc.	54,513	0.0
2,900	L	Kadokawa Group Holdings, Inc.	77,600	0.0
2,950		Kappa Create Co., Ltd.	59,616	0.0
5,000		Kasai Kogyo Co., Ltd.	23,478	0.0
4,000		Kawai Musical Instruments Manufacturing Co., Ltd.	7,383	0.0
17,000		KYB Co. Ltd.	84,930	0.0
7,400		Keihin Corp.	102,491	0.0
8,600	L	Keiyo Co., Ltd.	43,791	0.0
4,300		Kimoto Co., Ltd.	36,237	0.0
23,000	@	Kinki Nippon Tourist Co., Ltd.	34,096	0.0
9,000		Kinugawa Rubber Industrial Co., Ltd.	45,949	0.0
2,300		Kisoji Co., Ltd.	46,677	0.0
3,700	L	Kohnan Shoji Co., Ltd.	47,674	0.0
17,000		Koito Manufacturing Co., Ltd.	293,532	0.1
4,900		Kojima Co., Ltd.	18,118	0.0
12,000		Komatsu Seiren Co., Ltd.	54,430	0.0
4,000		Komeri Co., Ltd.	119,374	0.0
3,500		Konaka Co., Ltd.	39,984	0.0
2,800	L	Kourakuen Corp.	36,845	0.0
7,660	L	K’S Holdings Corp.	245,680	0.1
1,200		Kura Corp.	22,160	0.0
11,000		Kurabo Industries Ltd.	20,624	0.0
700		Kuraudia Co., Ltd.	10,351	0.0
2,800		Kyoritsu Maintenance Co., Ltd.	82,174	0.0
2,800		LEC, Inc.	38,103	0.0
7,200		Look, Inc.	29,753	0.0
1,500		Marche Corp.	12,794	0.0
1,100		Mars Engineering Corp.	23,433	0.0
39,100	L	Marui Group Co., Ltd.	406,069	0.1
5,800	@	Matsuya Co., Ltd.	97,412	0.0
2,700	L	Matsuya Foods Co., Ltd.	47,391	0.0
404,000		Mazda Motor Corp.	1,188,349	0.3
4,650		Megane TOP Co., Ltd.	64,688	0.0
4,700		Meiko Network Japan Co., Ltd.	65,182	0.0
2,300		Meiwa Estate Co., Ltd.	14,543	0.0
6,700		Misawa Homes Co., Ltd.	105,179	0.0
9,000		Mitsuba Corp.	97,341	0.0
676,000	@	Mitsubishi Motors Corp.	706,807	0.2
2,000		Mitsui Home Co., Ltd.	10,613	0.0
9,000		Mizuno Corp.	40,829	0.0
1,100		Monogatari Corp.	36,286	0.0
2,300		MOS Food Services, Inc.	48,845	0.0
5,300		Mr Max Corp.	19,199	0.0
3,300		Musashi Seimitsu Industry Co., Ltd.	75,187	0.0
27,000	@	Naigai Co., Ltd.	19,558	0.0
2,300		Nakayamafuku Co., Ltd.	16,920	0.0
33,400		Namco Bandai Holdings, Inc.	590,827	0.1
2,700		Next Co. Ltd	27,391	0.0
30,000		NGK Spark Plug Co., Ltd.	460,101	0.1
24,400		NHK Spring Co., Ltd.	255,460	0.1
13,000		Nice Holdings, Inc.	35,487	0.0
3,900		Nidec Copal Corp.	26,785	0.0
3,700		Nidec-Tosok Corp.	24,597	0.0
8,400		Nifco, Inc.	192,052	0.1
1,700		Nihon Eslead Corp.	20,234	0.0
7,900		Nihon Tokushu Toryo Co., Ltd.	32,751	0.0
52,000		Nikon Corp.	1,224,924	0.3
53,000	@	Nippon Columbia Co. Ltd.	22,566	0.0
1,800		Nippon Felt Co., Ltd.	8,196	0.0
12,000		Nippon Piston Ring Co., Ltd.	22,840	0.0
26,500		Nippon Television Network Corp.	392,997	0.1
9,100		Nishimatsuya Chain Co., Ltd.	73,868	0.0
369,800		Nissan Motor Co., Ltd.	3,587,219	0.8
10,000		Nissan Shatai Co., Ltd.	122,575	0.0
14,000		Nissei Build Kogyo Co., Ltd.	29,998	0.0
5,100		Nissen Holdings Co., Ltd.	20,099	0.0
21,000		Nisshinbo Industries, Inc.	146,471	0.1
6,500		Nissin Kogyo Co., Ltd.	108,574	0.0
5,550		Nitori Co., Ltd.	428,497	0.1
10,000		Nitto Seimo Co., Ltd.	14,717	0.0
15,600		NOK Corp.	225,683	0.1
6,300		Noritsu Koki Co., Ltd.	29,375	0.0
4,000		Ohashi Technica, Inc.	37,981	0.0
23,000		Onward Kashiyama Co., Ltd.	206,810	0.1
9,100		Oriental Land Co., Ltd.	1,490,648	0.3
10,000		Pacific Industrial Co., Ltd.	60,077	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
2,300		Pal Co., Ltd.	$64,308	0.0
4,900		Paltac Corp.	63,057	0.0
7,000		PanaHome Corp.	50,078	0.0
333,900		Panasonic Corp.	2,514,359	0.6
1,100		Parco Co., Ltd.	11,609	0.0
5,700		Paris Miki Holdings, Inc.	30,962	0.0
3,000		PIA Corp.	52,459	0.0
2,300		Piolax, Inc.	62,771	0.0
36,700	@	Pioneer Corp.	67,162	0.0
3,400		Plenus Co., Ltd.	54,969	0.0
2,110		Point, Inc.	104,224	0.0
15,000		Press Kogyo Co., Ltd.	77,938	0.0
1,300		Renaissance, Inc.	10,316	0.0
6,300	@	Renown, Inc.	9,154	0.0
5,000		Resort Solution Co., Ltd.	12,492	0.0
1,500		Resorttrust, Inc.	42,616	0.0
5,200		Right On Co., Ltd.	39,552	0.0
10,000		Riken Corp.	42,106	0.0
2,100	L	Ringer Hut Co., Ltd.	26,509	0.0
4,600		Rinnai Corp.	327,947	0.1
537		Riso Kyoiku Co. Ltd.	53,258	0.0
1,200		Roland Corp.	10,327	0.0
11,100		Round One Corp.	82,101	0.0
4,700		Royal Holdings Co., Ltd.	68,492	0.0
2,900		Ryohin Keikaku Co., Ltd.	228,463	0.1
6,000	@	Sagami Chain Co., Ltd.	49,333	0.0
12,000	@	Sagami Co., Ltd.	15,494	0.0
2,500		Saizeriya Co., Ltd.	34,643	0.0
18,000		Sakai Ovex Co., Ltd.	28,823	0.0
1,700		San Holdings, Inc.	25,782	0.0
10,000		Sanden Corp.	41,440	0.0
5,800		Sangetsu Co., Ltd.	155,357	0.1
8,200		Sankyo Co., Ltd.	383,933	0.1
10,600		Sankyo Seiko Co., Ltd.	37,677	0.0
1,400		Sanoh Industrial Co., Ltd.	9,699	0.0
7,900	L	Sanrio Co., Ltd.	350,873	0.1
811,000	L, X	Sansui Electric Co., Ltd.	—	—
14,000		Sanyo Shokai Ltd.	44,412	0.0
10,000		Scroll Corp.	30,849	0.0
32,400		Sega Sammy Holdings, Inc.	650,452	0.2
15,000		Seiko Holdings Corp.	71,340	0.0
3,600		Seiren Co., Ltd.	23,225	0.0
62,000		Sekisui Chemical Co., Ltd.	684,991	0.2
96,000		Sekisui House Ltd.	1,304,505	0.3
8,700		Senshukai Co., Ltd.	71,170	0.0
145,000	L	Sharp Corp.	414,866	0.1
7,000		Shikibo Ltd.	8,954	0.0
7,200		Shimachu Co., Ltd.	173,390	0.1
3,600		Shimamura Co., Ltd.	420,904	0.1
11,300		Shimano, Inc.	924,951	0.2
3,100		Shimojima Co., Ltd.	33,352	0.0
5,000		Shingakukai Co., Ltd.	18,011	0.0
7,000		Shinyei Kaisha	16,507	0.0
7,000		Shiroki Corp.	17,221	0.0
1,800		Shobunsha Publications, Inc.	11,176	0.0
20,000		Shochiku Co., Ltd.	205,167	0.1
6,700		Showa Corp.	72,008	0.0
2,200		Shuei Yobiko Co., Ltd.	8,741	0.0
3,300		SK Japan Co., Ltd.	9,518	0.0
204		Sky Perfect Jsat Corp.	96,597	0.0
184,412	L	Sony Corp.	3,208,926	0.7
2,800		Dunlop Sports Co. Ltd.	31,517	0.0
1,500		St. Marc Holdings Co., Ltd.	71,734	0.0
20,900		Stanley Electric Co., Ltd.	362,592	0.1
3,900	L	Start Today Co. Ltd.	49,509	0.0
3,500		Studio Alice Co., Ltd.	50,987	0.0
13,000		Suminoe Textile Co., Ltd.	32,315	0.0
22,700		Sumitomo Forestry Co., Ltd.	252,061	0.1
26,500		Sumitomo Rubber Industries, Inc.	444,892	0.1
60,400		Suzuki Motor Corp.	1,353,641	0.3
25,000	@, L	SxL Corp.	43,569	0.0
11,000		T RAD Co., Ltd.	29,839	0.0
7,100		Tac Co., Ltd.	14,233	0.0
3,400		Tachi-S Co., Ltd.	60,505	0.0
31		Tact Home Co., Ltd.	49,199	0.0
5,900		Taiho Kogyo Co., Ltd.	77,174	0.0
3,800		Takamatsu Construction Group Co., Ltd.	57,885	0.0
42,000		Takashimaya Co., Ltd.	416,678	0.1
5,100		Takata Corp.	103,169	0.0
238		Take And Give Needs Co., Ltd.	34,451	0.0
2,000		Takihyo Co., Ltd.	9,218	0.0
3,200		Tamron Co., Ltd.	68,908	0.0
1,000		Taya Co., Ltd.	7,808	0.0
8,000		TBK Co., Ltd.	44,867	0.0
3,100		TPR Co., Ltd.	48,125	0.0
7,000		Teikoku Sen-I Co., Ltd.	65,540	0.0
3,800		T-Gaia Corp.	44,101	0.0
18,000		Toabo Corp.	13,045	0.0
7,000		Toei Co., Ltd.	50,505	0.0
21,900		Toho Co., Ltd.	457,822	0.1
41,000	@	AGORA Hospitality Group Co. Ltd.	14,413	0.0
6,900		Tokai Rika Co., Ltd.	129,012	0.1
3,400		Tokai Rubber Industries, Inc.	39,153	0.0
8,000		Tokai Senko KK	9,299	0.0
430		Token Corp.	29,057	0.0
15,800		Tokyo Broadcasting System, Inc.	244,249	0.1
25,000		Tokyo Dome Corp.	142,788	0.1
7,800		Tokyo Individualized Educational Institute, Inc.	18,846	0.0
6,000	L	Tokyotokeiba Co., Ltd.	25,432	0.0
7,600		Tomy Co., Ltd.	38,559	0.0
9,000		Tonichi Carlife Group, Inc.	31,480	0.0
6,800		Top Culture Co. Ltd	31,399	0.0
1,600		Topre Corp.	16,518	0.0
2,200		Toridoll.corp	22,552	0.0
3,000		Totenko Co., Ltd.	6,931	0.0
2,000	L	Touei Housing Corp.	33,940	0.0
7,400		Tow Co., Ltd.	48,200	0.0
21,000		Toyo Tire & Rubber Co., Ltd.	94,347	0.0
9,000		Toyoda Gosei Co., Ltd.	216,613	0.1
13,000		Toyota Boshoku Corp.	184,061	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
28,500		Toyota Industries Corp.	$1,049,908	0.2
380,060		Toyota Motor Corp.	19,598,089	4.2
8,300		TS Tech Co., Ltd.	236,409	0.1
13,350		TSI Holdings Co. Ltd.	77,454	0.0
7,000		Tsukamoto Corp. Co., Ltd.	13,162	0.0
6,600		TV Asahi Corp.	126,563	0.0
4,900		Tv Tokyo Holdings Corp.	57,436	0.0
4,100		Unipres Corp.	92,171	0.0
700		United Arrows Ltd.	23,958	0.0
49,000	@	Unitika Ltd.	27,221	0.0
4,900		U-Shin Ltd.	33,833	0.0
4,150		USS Co., Ltd.	477,278	0.1
16,000		Wacoal Holdings Corp.	173,410	0.1
2,100		Watabe Wedding Corp.	16,860	0.0
3,900	L	WATAMI Co., Ltd.	72,656	0.0
3,200		Xebio Co., Ltd.	68,077	0.0
14,740	L	Yamada Denki Co., Ltd.	676,280	0.2
23,700		Yamaha Corp.	230,750	0.1
51,600		Yamaha Motor Co., Ltd.	698,731	0.2
6,800		Yamato International, Inc.	31,096	0.0
1,000		Yellow Hat Ltd.	15,770	0.0
32,000		Yokohama Rubber Co., Ltd.	370,680	0.1
13,000		Yomiuri Land Co., Ltd.	87,160	0.0
2,100		Yorozu Corp.	37,336	0.0
53		Yoshinoya D&C Co., Ltd.	62,405	0.0
3,100		Zenrin Co., Ltd.	43,238	0.0
6,100	L	Zensho Holdings Co., Ltd.	82,311	0.0
			91,425,267	19.6
		Consumer Staples: 7.4%
103,600		Aeon Co., Ltd.	1,341,367	0.3
3,000		Aeon Hokkaido Corp.	15,196	0.0
1,700		Ain Pharmaciez, Inc.	91,741	0.0
88,000		Ajinomoto Co., Inc.	1,293,930	0.3
3,500		Arcs Co., Ltd.	78,516	0.0
1,900		Ariake Japan Co., Ltd.	38,988	0.0
63,100		Asahi Group Holdings, Ltd.	1,508,886	0.3
4,400		Belc Co., Ltd.	67,786	0.0
3,000		Calbee, Inc.	236,071	0.1
2,700		Cawachi Ltd.	57,689	0.0
6,300		CFS Corp.	25,934	0.0
4,300		Chubu Shiryo Co., Ltd.	26,402	0.0
4,300	L	Coca-Cola Central Japan Co., Ltd.	56,691	0.0
11,800		Coca-Cola West Co., Ltd.	205,551	0.1
2,220		Cocokara Fine Holdings, Inc.	81,177	0.0
1,300		Cosmos Pharmaceutical Corp.	168,924	0.1
2,500		Create SD Holdings	99,051	0.0
1,600		Daikokutenbussan Co., Ltd.	40,554	0.0
20	L	Dr Ci:Labo Co., Ltd.	61,195	0.0
1,500		Dydo Drinco, Inc.	71,709	0.0
2,200		Echo Trading Co., Ltd.	19,268	0.0
2,600		Eco’s Co., Ltd.	15,847	0.0
10,000		Ezaki Glico Co., Ltd.	103,755	0.0
9,900		FamilyMart Co., Ltd.	452,503	0.1
6,700		Fancl Corp.	73,856	0.0
8,300		Fuji Oil Co., Ltd.	128,043	0.0
2,000		Fujicco Co., Ltd.	23,945	0.0
25,000		Fujiya Co., Ltd.	53,764	0.0
1,700		Genky Stores, Inc.	40,931	0.0
5,300		Harashin Narus Holdings Co., Ltd.	98,240	0.0
15,000	@	Hayashikane Sangyo Co., Ltd.	13,770	0.0
4,900		Heiwado Co., Ltd.	75,844	0.0
3,700		Hokuto Corp.	70,196	0.0
9,300		House Foods Corp.	161,638	0.0
4,800		Inageya Co., Ltd.	51,352	0.0
8,500		Ito En Ltd.	205,507	0.1
1,600		Itochu-Shokuhin Co., Ltd.	65,174	0.0
16,000		Itoham Foods, Inc.	79,695	0.0
12,000		Izumiya Co., Ltd.	63,251	0.0
184,700		Japan Tobacco, Inc.	5,908,094	1.3
28,000		J-Oil Mills, Inc.	89,342	0.0
11,500	L	Kagome Co., Ltd.	218,641	0.1
81,600		Kao Corp.	2,639,101	0.6
2,700		Kasumi Co., Ltd.	16,831	0.0
3,600		Kato Sangyo Co., Ltd.	75,325	0.0
16,700		Kewpie Corp.	237,994	0.1
3,400		KEY Coffee, Inc.	55,711	0.0
28,000	L	Kikkoman Corp.	489,591	0.1
136,000		Kirin Brewery Co., Ltd.	2,186,663	0.5
2,200		Kirindo Co., Ltd.	16,281	0.0
4,900		Kobayashi Pharmaceutical Co., Ltd.	238,076	0.1
5,600		Kose Corp.	130,349	0.0
14,000		Kyodo Shiryo Co., Ltd.	17,572	0.0
13,000		Kyokuyo Co. Ltd.	29,842	0.0
10,100	L	Lawson, Inc.	775,495	0.2
1,200		Life Corp.	17,474	0.0
39,000		Lion Corp.	217,521	0.1
1,100		Mandom Corp.	39,116	0.0
9,000		Marudai Food Co., Ltd.	30,647	0.0
14,000		Maruetsu, Inc.	52,158	0.0
63,000		Maruha Nichiro Holdings, Inc.	120,482	0.0
4,200	L	Matsumotokiyoshi Holdings Co., Ltd.	120,394	0.0
6,300		Megmilk Snow Brand Co., Ltd.	99,971	0.0
11,100		MEIJI Holdings Co., Ltd.	509,292	0.1
700		Meito Sangyo Co., Ltd.	7,427	0.0
3,900		Mikuni Coca-Cola Bottling Co., Ltd.	39,856	0.0
960		Milbon Co., Ltd.	33,831	0.0
900		Ministop Co., Ltd.	14,602	0.0
23,000		Mitsui Sugar Co., Ltd.	72,665	0.0
18,000		Miyoshi Oil & Fat Co., Ltd.	30,712	0.0
19,000		Morinaga & Co., Ltd.	41,839	0.0
39,000		Morinaga Milk Industry Co., Ltd.	120,334	0.0
17,000		Morozoff Ltd.	56,255	0.0
1,000		Nagatanien Co., Ltd.	9,477	0.0
2,000		Nakamuraya Co., Ltd.	9,251	0.0
5,300		Natori Co., Ltd.	53,748	0.0
21,000		Nichimo Co. Ltd	46,053	0.0
40,000		Nichirei Corp.	239,877	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
660		Nihon Chouzai Co., Ltd.	$16,248	0.0
23,000		Nippon Beet Sugar Manufacturing Co., Ltd.	45,332	0.0
19,000		Nippon Flour Mills Co., Ltd.	86,567	0.0
30,000		Nippon Formula Feed Manufacturing Co., Ltd.	39,044	0.0
27,000	L	Nippon Meat Packers, Inc.	435,801	0.1
39,600		Nippon Suisan Kaisha Ltd.	76,793	0.0
5,000		Nisshin Oillio Group Ltd.	18,372	0.0
33,000		Nisshin Seifun Group, Inc.	435,996	0.1
13,100	L	Nissin Food Products Co., Ltd.	601,400	0.1
20,000		Oenon Holdings, Inc.	52,411	0.0
1,500		OIE Sangyo Co., Ltd.	13,200	0.0
3,000		Okuwa Co., Ltd.	34,061	0.0
2,900		Olympic Corp.	21,500	0.0
3,000		Pigeon Corp.	210,380	0.1
1,800		Pola Orbis Holdings, Inc.	57,476	0.0
5,800		Poplar Co., Ltd.	35,110	0.0
11,000		Prima Meat Packers Ltd.	26,697	0.0
1,900		Rock Field Co., Ltd.	40,246	0.0
3,200		Mitsubishi Shokuhin Co. Ltd.	102,805	0.0
7,000		S Foods, Inc.	67,362	0.0
1,700		Sakata Seed Corp.	22,436	0.0
900		San-A Co., Ltd.	41,092	0.0
48,000		Sapporo Holdings Ltd.	204,364	0.1
121,600		Seven & I Holdings Co., Ltd.	4,034,637	0.9
54,400	L	Shiseido Co., Ltd.	762,658	0.2
3,000		Showa Sangyo Co., Ltd.	10,347	0.0
1,300		Sogo Medical Co., Ltd.	45,977	0.0
3,100		ST Corp.	33,462	0.0
6,000		Starzen Co., Ltd.	17,101	0.0
4,900		Sugi Pharmacy Co., Ltd.	174,820	0.1
6,200		Sundrug Co., Ltd.	275,651	0.1
28,000		Takara Holdings, Inc.	237,889	0.1
10,000		Tobu Store Co., Ltd.	28,324	0.0
10,000		Toho Co., Ltd./Hyogo	34,869	0.0
24,000		Tohto Suisan Co., Ltd.	36,350	0.0
7,600		Torigoe Co., Ltd.	51,965	0.0
17,000		Toyo Suisan Kaisha Ltd.	524,777	0.1
2,700		Tsuruha Holdings, Inc.	263,730	0.1
17,600		Uni-Charm Corp.	1,004,930	0.2
5,200	@	Aderans Co. Ltd.	88,374	0.0
23,500		UNY Co., Ltd.	183,018	0.1
2,600		Valor Co., Ltd.	49,762	0.0
3,300		Warabeya Nichiyo Co., Ltd.	53,378	0.0
240		Welcia Holdings Co. Ltd	12,324	0.0
3,200		Yaizu Suisankagaku Industry Co., Ltd.	29,284	0.0
18,600	L	Yakult Honsha Co., Ltd.	750,932	0.2
14,000		Yamatane Corp.	29,804	0.0
1,930		Yamaya Corp.	31,615	0.0
26,000		Yamazaki Baking Co., Ltd.	343,265	0.1
3,900		Yamazawa Co., Ltd.	62,952	0.0
1,800		Yaoko Co., Ltd.	78,493	0.0
6,000		Yomeishu Seizo Co., Ltd.	53,362	0.0
2,800		Yonekyu Corp.	26,429	0.0
			34,486,999	7.4
		Energy: 1.3%
7,300		AOC Holdings, Inc.	28,318	0.0
65,000	L	Cosmo Oil Co., Ltd.	137,532	0.0
2,600	@	Fuji Kosan Co., Ltd.	16,148	0.0
3,700		Idemitsu Kosan Co., Ltd.	322,790	0.1
408		Inpex Holdings, Inc.	2,197,398	0.5
3,400		Itochu Enex Co., Ltd.	19,351	0.0
1,100		Japan Drilling Co. Ltd.	66,754	0.0
5,000		Japan Oil Transportation Co., Ltd.	12,494	0.0
6,300	L	Japan Petroleum Exploration Co.	248,289	0.1
333,710		JX Holdings, Inc.	1,881,616	0.4
5,000		Kanto Natural Gas Development Ltd	35,988	0.0
9,000		Kyoei Tanker Co., Ltd.	24,564	0.0
4,900		Mitsuuroko Co., Ltd.	26,730	0.0
3,900		Modec, Inc.	117,489	0.0
4,600		Nippon Gas Co., Ltd.	56,063	0.0
4,500		Sala Corp.	24,598	0.0
5,000		San-Ai Oil Co., Ltd.	25,210	0.0
6,600		Shinko Plantech Co., Ltd.	53,400	0.0
27,800		Showa Shell Sekiyu KK	197,536	0.1
10,000		Sinanen Co., Ltd.	42,981	0.0
48,000		TonenGeneral Sekiyu KK	475,975	0.1
9,000		Toyo Kanetsu K K	34,045	0.0
			6,045,269	1.3
		Financials: 19.5%
52,000		77 Bank Ltd.	280,938	0.1
7,360		Acom Co., Ltd.	210,747	0.1
10,600	L	Aeon Credit Service Co., Ltd.	300,686	0.1
13,800		Aeon Mall Co., Ltd.	421,388	0.1
1,300		Aichi Bank Ltd.	77,415	0.0
31,200	@, L	Aiful Corp.	209,014	0.1
8,700		Airport Facilities Co., Ltd.	60,605	0.0
18,000		Akita Bank Ltd.	50,874	0.0
29,000		Aomori Bank Ltd.	90,251	0.0
91,000		Aozora Bank Ltd.	257,367	0.1
26,000		Awa Bank Ltd.	162,914	0.1
2,100		Bank of Iwate Ltd.	86,301	0.0
57,000		Bank of Kyoto Ltd.	558,909	0.1
29,000		Bank of Nagoya Ltd.	133,408	0.0
2,800		Bank of Okinawa Ltd.	119,790	0.0
16,000		Bank of Saga Ltd.	41,608	0.0
700		Bank of the Ryukyus Ltd.	10,322	0.0
192,000		Bank of Yokohama Ltd.	1,113,941	0.3
8,000		Century Leasing System, Inc.	208,075	0.1
117,000		Chiba Bank Ltd.	843,406	0.2
6,500	@	Chiba Kogyo Bank Ltd.	64,043	0.0
27,000		Chugoku Bank Ltd.	437,098	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
22,000		Chukyo Bank Ltd.	$48,644	0.0
581,440		Sumitomo Mitsui Trust Holdings, Inc.	2,768,718	0.6
24,800		Credit Saison Co., Ltd.	620,463	0.1
9,700		Daibiru Corp.	114,660	0.0
1,554		Dai-ichi Life Insurance Co., Ltd.	2,085,345	0.5
5,800		Daiko Clearing Services Corp.	41,946	0.0
40,000		Daikyo, Inc.	140,821	0.0
29,000		Daisan Bank Ltd.	56,627	0.0
39,000		Daishi Bank Ltd.	161,056	0.1
13,000		Daito Bank Ltd.	13,023	0.0
12,400		Daito Trust Construction Co., Ltd.	1,064,104	0.2
86,000		Daiwa House Industry Co., Ltd.	1,682,034	0.4
296,000		Daiwa Securities Group, Inc.	2,098,242	0.5
27,000		Ehime Bank Ltd.	71,026	0.0
18,000		Eighteenth Bank Ltd.	49,719	0.0
29,600		FIDEA Holdings Co., Ltd.	76,871	0.0
75	@	Accretive Co. Ltd.	12,347	0.0
29,000		Fukui Bank Ltd.	65,510	0.0
131,000		Fukuoka Financial Group, Inc.	656,844	0.2
13,000		Fukushima Bank Ltd.	11,518	0.0
2,800		Fuyo General Lease Co., Ltd.	106,919	0.0
3,820		Goldcrest Co., Ltd.	95,290	0.0
71,000		Gunma Bank Ltd.	424,025	0.1
60,000		Hachijuni Bank Ltd.	359,457	0.1
5,900		Heiwa Real Estate Co., Ltd.	117,423	0.0
16,000		Higashi-Nippon Bank Ltd.	42,962	0.0
16,000		Higo Bank Ltd.	103,800	0.0
76,000		Hiroshima Bank Ltd.	368,156	0.1
8,000		Hitachi Capital Corp.	175,627	0.1
40,000		Hokkoku Bank Ltd.	98,568	0.0
41,000		Hokkoku Bank Ltd.	173,378	0.1
198,000		Hokugin Financial Group, Inc.	403,641	0.1
31,000		Hyakugo Bank Ltd.	156,386	0.0
33,000		Hyakujushi Bank Ltd.	138,879	0.0
3,500		IBJ Leasing Co., Ltd.	108,465	0.0
4,400		Ichiyoshi Securities Co., Ltd.	48,720	0.0
1,200		Iida Home Max	21,860	0.0
6,400		Iwai Securities Co., Ltd.	64,980	0.0
34,000		Iyo Bank Ltd.	315,565	0.1
16,000		Jaccs Co., Ltd.	100,261	0.0
3,800		Jafco Co., Ltd.	136,716	0.0
77,000	@	Japan Asia Investment Co., Ltd.	141,615	0.0
6,900		Japan Securities Finance Co., Ltd.	53,266	0.0
1,100		Jowa Holdings Co. Ltd	28,365	0.0
123,000		Joyo Bank Ltd.	686,142	0.2
34,000		Juroku Bank Ltd.	143,187	0.0
19,200		kabu.com Securities Co., Ltd.	117,280	0.0
18,000		Kagoshima Bank Ltd.	127,511	0.0
35,000		Kansai Urban Banking Corp.	46,962	0.0
9,000		Keihanshin Building Co. Ltd.	67,083	0.0
18,000		Keiyo Bank Ltd.	103,366	0.0
360	@	Kenedix, Inc.	185,062	0.1
2,300		Kita-Nippon Bank Ltd.	60,894	0.0
129,000		Kiyo Holdings, Inc.	207,513	0.1
9,000		Kosei Securities Co., Ltd.	34,491	0.0
4,000		Kyokuto Securities Co., Ltd.	66,138	0.0
5,000		Land Business Co., Ltd.	44,298	0.0
21,800		Leopalace21 Corp.	94,164	0.0
12,200		Marusan Securities Co., Ltd.	93,301	0.0
14,400	L	Matsui Securities Co., Ltd.	154,331	0.0
22,000		Michinoku Bank Ltd.	55,075	0.0
7,000		Mie Bank Ltd.	16,939	0.0
10,000		Minato Bank Ltd.	18,433	0.0
200,000		Mitsubishi Estate Co., Ltd.	5,665,479	1.2
2,216,800		Mitsubishi UFJ Financial Group, Inc.	13,374,478	2.9
73,600		Mitsubishi UFJ Lease & Finance Co., Ltd.	385,677	0.1
133,000		Mitsui Fudosan Co., Ltd.	3,798,124	0.8
85,211		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,897,942	0.4
28,000		Miyazaki Bank Ltd.	83,005	0.0
3,716,900	L	Mizuho Financial Group, Inc.	7,975,739	1.7
366		Monex Beans Holdings, Inc.	148,361	0.0
4,900		Musashino Bank Ltd.	193,859	0.1
17,000		Nagano Bank Ltd.	33,311	0.0
28,000		Nanto Bank Ltd.	134,291	0.0
102,000		Nishi-Nippon City Bank Ltd.	315,907	0.1
4,200		Nisshin Fudosan Co.	32,594	0.0
60,550		NKSJ Holdings, Inc.	1,275,495	0.3
613,400		Nomura Holdings, Inc.	3,813,962	0.8
12,400		Nomura Real Estate Holdings, Inc.	278,300	0.1
42,400		North Pacific Bank Ltd.	143,413	0.0
211		NTT Urban Development Corp.	254,355	0.1
25,000		Ogaki Kyoritsu Bank Ltd.	92,982	0.0
22,000		Oita Bank Ltd.	84,288	0.0
13,000		Okasan Securities Group, Inc.	126,146	0.0
48,000	@, L	Orient Corp.	154,960	0.0
148,300	L	ORIX Corp.	1,893,489	0.4
5,800		Osaka Securities Exchange Co. Ltd.	537,843	0.1
10,300		Osaka Securities Finance Co., Ltd.	30,817	0.0
3,800	L	Pocket Card Co., Ltd.	24,198	0.0
281,700	L	Resona Holdings, Inc.	1,487,404	0.3
500		Ricoh Leasing Co., Ltd.	13,930	0.0
19,000		San-In Godo Bank Ltd.	163,985	0.1
33,460		Softbank Investment Corp.	297,140	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
24,630		Senshu Ikeda Holdings, Inc.	$140,218	0.0
85,300	L	Seven Bank Ltd.	274,657	0.1
31,000		Shiga Bank Ltd.	213,820	0.1
17,000		Shikoku Bank Ltd.	54,088	0.0
1,600		Shimizu Bank Ltd.	48,060	0.0
214,000		Shinsei Bank Ltd.	491,748	0.1
88,000		Shizuoka Bank Ltd.	993,384	0.2
39,000		Hulic Co. Ltd.	321,087	0.1
30,900		Sony Financial Holdings, Inc.	462,162	0.1
219,952	L	Sumitomo Mitsui Financial Group, Inc.	9,023,502	1.9
1,520		Sumitomo Real Estate Sales Co., Ltd.	91,343	0.0
68,000		Sumitomo Realty & Development Co., Ltd.	2,649,083	0.6
66		Sun Frontier Fudousan Co., Ltd.	85,281	0.0
36,000		Suruga Bank Ltd.	578,509	0.1
103,400		T&D Holdings, Inc.	1,238,419	0.3
9,000		Taiko Bank Ltd.	24,663	0.0
5,600		Takara Leben Co., Ltd.	88,499	0.0
13,800		TOC Co., Ltd.	108,229	0.0
13,000		Tochigi Bank Ltd.	52,700	0.0
20,000		Toho Bank Ltd.	64,862	0.0
31,000		Tohoku Bank Ltd.	54,184	0.0
32,000		Tokai Tokyo Financial Holdings	237,032	0.1
109,700		Tokio Marine Holdings, Inc.	3,173,662	0.7
7,000		Tokyo Rakutenchi Co., Ltd.	33,550	0.0
44,000		Tokyo Tatemono Co., Ltd.	314,544	0.1
5,900		Tokyo Tatemono Real Estate Sales Co., Ltd.	31,105	0.0
37,000	L	Tokyo Theatres Co., Inc.	79,220	0.0
5,600		Tokyo Tomin Bank Ltd.	68,415	0.0
50,000		Tokyu Land Corp.	471,815	0.1
2,800		Tokyu Livable, Inc.	59,295	0.0
14,000		Tomato Bank Ltd.	26,244	0.0
27,600		TOMONY Holdings, Inc.	119,957	0.0
80	L	Tosei Corp.	90,346	0.0
22,000		Tottori Bank Ltd.	47,111	0.0
29,000		Towa Bank Ltd.	35,548	0.0
25,000	L	Toyo Securities Co., Ltd.	110,380	0.0
8,700		Tsukuba Bank Ltd.	47,508	0.0
2,200		Yachiyo Bank Ltd.	75,451	0.0
14,000		Yamagata Bank Ltd.	67,499	0.0
30,000		Yamaguchi Financial Group, Inc.	299,581	0.1
11,000		Yamanashi Chuo Bank Ltd.	50,342	0.0
			90,893,689	19.5
		Health Care: 6.3%
9,100		Alfresa Holdings Corp.	495,497	0.1
900		As One Corp.	20,633	0.0
6,000		ASKA Pharmaceutical Co., Ltd.	45,845	0.0
67,000		Astellas Pharma, Inc.	3,615,781	0.8
2,300		BML, Inc.	62,078	0.0
37,000		Chugai Pharmaceutical Co., Ltd.	824,522	0.2
2,500		CMIC Co., Ltd.	49,879	0.0
1,200		Create Medic Co., Ltd.	10,969	0.0
102,200		Daiichi Sankyo Co., Ltd.	1,972,741	0.4
25,500	L	Dainippon Sumitomo Pharma Co., Ltd.	451,201	0.1
900		Daito Pharmaceutical Co. Ltd	12,866	0.0
3,600		Eiken Chemical Co., Ltd.	51,181	0.0
38,100	L	Eisai Co., Ltd.	1,706,993	0.4
60	L	EPS Co., Ltd.	89,039	0.0
4,000		Falco Biosystems Ltd.	51,402	0.0
9,900		Hisamitsu Pharmaceutical Co., Inc.	536,303	0.1
5,000		Hitachi Medical Corp.	80,019	0.0
1,700		Hogy Medical Co., Ltd.	91,890	0.0
520	@	I’rom Holdings Co., Ltd.	34,312	0.0
2,800		Japan Medical Dynamic Marketing, Inc.	7,579	0.0
11,000		Jeol Ltd.	49,223	0.0
10,000		Kaken Pharmaceutical Co., Ltd.	181,905	0.1
4,500		Kissei Pharmaceutical Co., Ltd.	95,439	0.0
9,300		Kyorin Co., Ltd.	225,762	0.1
41,000		Kyowa Hakko Kogyo Co., Ltd.	464,834	0.1
67		M3, Inc.	130,811	0.0
30,500		Medipal Holdings Corp.	427,928	0.1
7,500		Miraca Holdings, Inc.	360,439	0.1
30,900		Mitsubishi Tanabe Pharma Corp.	473,807	0.1
10,000		Mochida Pharmaceutical Co., Ltd.	129,100	0.0
5,000		Nagaileben Co., Ltd.	76,245	0.0
3,500		Nichii Gakkan Co.	30,443	0.0
4,700		Nichi-iko Pharmaceutical Co., Ltd.	107,907	0.0
6,300		Nihon Kohden Corp.	222,571	0.1
10,000		Nikkiso Co., Ltd.	119,372	0.0
6,000		Nippon Chemiphar Co., Ltd.	39,989	0.0
5,000		Nippon Shinyaku Co., Ltd.	71,204	0.0
9,300		Nipro Corp.	83,381	0.0
2,900		Nissui Pharmaceutical Co., Ltd.	32,517	0.0
33,800		Olympus Corp.	802,040	0.2
15,200		Ono Pharmaceutical Co., Ltd.	939,434	0.2
60,500		Otsuka Holdings Co. Ltd.	2,099,921	0.5
2,100		Paramount Bed Holdings Co. Ltd.	78,461	0.0
12,000		Rohto Pharmaceutical Co., Ltd.	166,861	0.0
10,300		Santen Pharmaceutical Co., Ltd.	476,387	0.1
2,000		Sawai Pharmaceutical Co., Ltd.	237,576	0.1
5,800		Seikagaku Corp.	62,901	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
2,600	L	Shin Nippon Biomedical Laboratories Ltd.	$43,071	0.0
49,200		Shionogi & Co., Ltd.	997,096	0.2
4,600		Ship Healthcare Holdings, Inc.	162,767	0.0
11,700		Suzuken Co., Ltd.	424,742	0.1
10,600		Sysmex Corp.	645,831	0.2
2,300		Taiko Pharmaceutical Co. Ltd.	21,732	0.0
7,900		Taisho Pharmaceutical Holdings Co. Ltd.	559,912	0.1
114,800		Takeda Pharmaceutical Co., Ltd.	6,289,061	1.4
21,500		Terumo Corp.	925,389	0.2
7,500		Toho Holdings Co., Ltd.	172,666	0.1
2,000		Tokai Corp./Gifu	61,496	0.0
3,900		Torii Pharmaceutical Co., Ltd.	97,328	0.0
1,800		Towa Pharmaceutical Co., Ltd.	95,183	0.0
800		Tsukui Corp.	11,399	0.0
10,000		Tsumura & Co.	365,614	0.1
9,600		Vital KSK Holdings, Inc.	92,884	0.0
6,000		Wakamoto Pharmaceutical Co., Ltd.	18,165	0.0
2,000		ZERIA Pharmaceutical Co., Ltd.	31,693	0.0
			29,413,217	6.3
		Industrials: 20.2%
2,300		Advan Co., Ltd.	25,625	0.0
2,800		Aeon Delight Co., Ltd.	61,999	0.0
8,000		Aica Kogyo Co., Ltd.	147,000	0.0
11,300		Aichi Corp.	53,448	0.0
1,300		Aida Engineering Ltd.	10,575	0.0
1,900		Airtech Japan Ltd.	12,413	0.0
574,000	L	All Nippon Airways Co., Ltd.	1,184,585	0.3
46,000		Amada Co., Ltd.	305,963	0.1
4,000		Anest Iwata Corp.	16,917	0.0
19,900	@	Arrk Corp.	37,399	0.0
7,200		Asahi Diamond Industrial Co., Ltd.	70,238	0.0
148,000		Asahi Glass Co., Ltd.	1,030,874	0.2
4,600		Asahi Kogyosha Co., Ltd.	15,472	0.0
27,000		Asanuma Corp.	20,171	0.0
2,000		Asunaro Aoki Construction Co., Ltd.	10,643	0.0
3,200		Azuma Shipping Co. Ltd	9,464	0.0
3,000		Bando Chemical Industries Ltd.	9,570	0.0
3,000		Bunka Shutter Co., Ltd.	15,495	0.0
30,000		Central Glass Co., Ltd.	104,490	0.0
24,800		Central Japan Railway Co.	2,620,444	0.6
1,900		Central Security Patrols Co., Ltd.	17,114	0.0
27,000	L	Chiyoda Corp.	302,596	0.1
2,800		Chiyoda Integre Co., Ltd.	31,813	0.0
6,800		Chudenko Corp.	68,483	0.0
6,000		Chugai Ro Co., Ltd.	15,943	0.0
7,600		CKD Corp.	49,230	0.0
16,400		COMSYS Holdings Corp.	199,391	0.1
5,100		Cosel Co., Ltd.	58,675	0.0
5,300		CTI Engineering Co., Ltd.	37,919	0.0
96,000	L	Dai Nippon Printing Co., Ltd.	917,234	0.2
11,000		Dai-Dan Co., Ltd.	58,960	0.0
5,000		Daido Kogyo Co., Ltd.	8,357	0.0
12,500		Daifuku Co., Ltd.	102,162	0.0
10,000		Daihen Corp.	29,545	0.0
21,000		Daiho Corp.	23,537	0.0
54,000	@, L	Daiichi Chuo KK	68,792	0.0
12,000		Daiichi Jitsugyo Co., Ltd.	63,940	0.0
40,100		Daikin Industries Ltd.	1,578,126	0.4
1,300		Daiohs Corp.	8,797	0.0
4,500		Daiseki Co., Ltd.	76,490	0.0
11,000	@	Danto Holdings Corp.	17,349	0.0
1,600		Denyo Co., Ltd.	20,939	0.0
4,000		Dijet Industrial Co., Ltd.	6,733	0.0
13	@	Dream Incubator, Inc.	22,686	0.0
9,000		Duskin Co., Ltd.	181,984	0.1
53,800	L	East Japan Railway Co.	4,428,642	1.0
52,000		Ebara Corp.	207,921	0.1
700		Ebara Jitsugyo Co. Ltd.	9,948	0.0
23,000	@	Enshu Ltd.	46,903	0.0
30,400		Fanuc Ltd.	4,680,706	1.0
17,700	@	Fudo Tetra Corp.	33,857	0.0
84,000		Fuji Electric Holdings Co., Ltd.	247,037	0.1
48,000		Fujikura Ltd.	152,536	0.1
9,000		Fujitec Co., Ltd.	90,206	0.0
8,000		Fukuda Corp.	32,254	0.0
1,700		Fukushima Industries Corp.	44,471	0.0
14,000		Fukuyama Transporting Co., Ltd.	80,298	0.0
196	@	FULLCAST Holdings Co., Ltd.	36,682	0.0
9,700		Funai Consulting Co., Ltd.	70,516	0.0
38,000		Furukawa Co., Ltd.	43,450	0.0
102,000		Furukawa Electric Co., Ltd.	226,059	0.1
6,700		Futaba Corp.	71,739	0.0
2,300		Gakujo Co., Ltd.	10,294	0.0
10,500		Glory Ltd.	251,587	0.1
59,000		GS Yuasa Corp.	247,255	0.1
1,500		Hamakyorex Co., Ltd.	61,078	0.0
199,000		Hankyu Hanshin Holdings, Inc.	1,201,593	0.3
30,000		Hanwa Co., Ltd.	107,120	0.0
17,800		Hazama Corp.	41,262	0.0
5,200		Hibiya Engineering Ltd.	53,770	0.0
38,000		Hino Motors Ltd.	412,557	0.1
2,700		Hirakawa Hewtech Corp.	26,454	0.0
7,000		Hisaka Works Ltd.	66,628	0.0
21,000		Hitachi Cable Ltd.	33,567	0.0
16,600	L	Hitachi Construction Machinery Co., Ltd.	357,251	0.1
5,300		Hitachi Transport System Ltd.	83,946	0.0
92,500		Hitachi Zosen Corp.	154,980	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
6,700		Hoshizaki Electric Co., Ltd.	$196,258	0.1
6,000		Hosokawa Micron Corp.	52,167	0.0
30,000		Howa Machinery Ltd.	37,505	0.0
6,800		Ichinen Holdings Co., Ltd.	46,410	0.0
1,000		Idec Corp.	8,968	0.0
212,000		IHI Corp.	645,484	0.2
9,400		Iino Kaiun Kaisha Ltd.	70,944	0.0
2,500		Inaba Denki Sangyo Co., Ltd.	75,652	0.0
6,100		Inaba Seisakusho Co., Ltd.	80,806	0.0
9,200		Inabata & Co., Ltd.	68,601	0.0
8,400	L	Inui Steamship Co., Ltd.	38,657	0.0
28,000		Iseki & Co., Ltd.	99,610	0.0
10,000		Ishii Iron Works Co., Ltd.	35,140	0.0
232,000		Itochu Corp.	2,850,663	0.6
5,700		Itoki Corp.	39,459	0.0
8,000	@, L	Iwasaki Electric Co., Ltd.	17,172	0.0
20,000		Iwatani International Corp.	95,844	0.0
900		Jalux, Inc.	8,838	0.0
24,800		Japan Airlines Co. Ltd.	1,155,234	0.3
7,600		Japan Airport Terminal Co., Ltd.	102,907	0.0
6,600	@	Japan Bridge Corp.	11,278	0.0
20,000		Japan Pulp & Paper Co., Ltd.	63,900	0.0
43,000	L	Japan Steel Works Ltd.	228,072	0.1
14,000		Japan Transcity Corp.	56,232	0.0
2,000		J-COM Holdings Co. Ltd	18,067	0.0
32,000		JGC Corp.	821,279	0.2
6,000		JK Holdings Co., Ltd.	37,968	0.0
41,370		LIXIL Group Corp.	825,402	0.2
26,900		JTEKT Corp.	254,779	0.1
36,000	L	Juki Corp.	59,354	0.0
164,000		Kajima Corp.	445,713	0.1
1,000		Kamei Corp.	11,176	0.0
34,000		Kamigumi Co., Ltd.	312,850	0.1
2,000		Kanaden Corp.	12,738	0.0
4,000		Kanagawa Chuo Kotsu Co., Ltd.	23,370	0.0
4,000		Kandenko Co., Ltd.	18,459	0.0
66,000	@	Kanematsu Corp.	88,840	0.0
6,200		Katakura Industries Co., Ltd.	76,231	0.0
12,000		Kato Works Co., Ltd.	40,948	0.0
2,300		Kawada Technologies, Inc.	54,629	0.0
230,000		Kawasaki Heavy Industries Ltd.	728,887	0.2
78,000	L	Kawasaki Kisen Kaisha Ltd.	167,025	0.1
60,000		Keihan Electric Railway Co., Ltd.	266,821	0.1
74,000	L	Keihin Electric Express Railway Co., Ltd.	773,009	0.2
86,000	L	Keio Corp.	739,418	0.2
47,000		Keisei Electric Railway Co., Ltd.	496,542	0.1
6,400		Kimura Chemical Plants Co., Ltd.	24,261	0.0
900		Kimura Unity Co., Ltd.	9,020	0.0
29,000		Kinden Corp.	190,377	0.1
4,300		King Jim Co., Ltd.	31,975	0.0
4,000		Kinki Sharyo Co., Ltd.	13,010	0.0
260,000	L	Kintetsu Corp.	1,212,320	0.3
3,200		Kintetsu World Express, Inc.	119,066	0.0
18,000		Kitagawa Iron Works Co., Ltd.	31,320	0.0
19,000		Kitano Construction Corp.	43,424	0.0
6,000		Kitazawa Sangyo Co., Ltd.	12,334	0.0
13,900		Kitz Corp.	72,509	0.0
11,400		Kokuyo Co., Ltd.	87,690	0.0
5,950		Komai Tekko, Inc.	15,174	0.0
144,900		Komatsu Ltd.	3,465,613	0.8
4,000		Komatsu Wall Industry Co., Ltd.	83,734	0.0
6,000		Komori Corp.	63,392	0.0
9,300	@, L	Kosaido Co., Ltd.	39,106	0.0
1,900		KRS Corp.	19,390	0.0
157,000		Kubota Corp.	2,278,207	0.5
10,000	@	Kumagai Gumi Co., Ltd.	10,662	0.0
16,900		Kurita Water Industries Ltd.	375,272	0.1
1,100		Kuroda Electric Co., Ltd.	13,156	0.0
4,000		Kyodo Printing Co., Ltd.	12,152	0.0
5,000		Kyoei Sangyo Co., Ltd./Tokyo	8,993	0.0
1,000		Kyokuto Kaihatsu Kogyo Co. Ltd.	10,537	0.0
11,100		Kyowa Exeo Corp.	119,381	0.0
9,000		Kyudenko Corp.	40,614	0.0
4,800		Mabuchi Motor Co., Ltd.	259,587	0.1
19,000		Maeda Corp.	77,010	0.0
9,000		Maeda Road Construction Co., Ltd.	123,169	0.0
3,600		Maezawa Industries, Inc.	9,178	0.0
3,700		Maezawa Kasei Industries Co., Ltd.	38,957	0.0
1,900		Maezawa Kyuso Industries Co., Ltd.	25,219	0.0
14,000		Makino Milling Machine Co.	87,560	0.0
18,900		Makita Corp.	842,594	0.2
250,000		Marubeni Corp.	1,914,025	0.4
1,200		Maruka Machinery Co. Ltd.	17,003	0.0
3,700		Maruwn Corp.	9,581	0.0
4,000		Maruyama Manufacturing Co., Inc.	11,725	0.0
16,000		Maruzen Showa Unyu Co., Ltd.	59,048	0.0
3,500		Matsuda Sangyo Co., Ltd.	53,635	0.0
5,000		Matsui Construction Co., Ltd.	18,711	0.0
3,000		Max Co., Ltd.	37,181	0.0
30,000		Meidensha Corp.	90,632	0.0
2,100		Meitec Corp.	53,186	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
3,300		Meito Transportation Co., Ltd.	$22,812	0.0
4,000	L	Meiwa Corp.	17,814	0.0
52,000	L	Minebea Co., Ltd.	179,050	0.1
14,510		Mirait Holdings Corp.	148,622	0.0
10,000		MISUMI Group, Inc.	276,722	0.1
222,400		Mitsubishi Corp.	4,188,651	0.9
291,000		Mitsubishi Electric Corp.	2,367,272	0.5
492,000		Mitsubishi Heavy Industries Ltd.	2,846,450	0.6
12,000		Mitsubishi Kakoki Kaisha Ltd.	26,027	0.0
25,000		Mitsubishi Logistics Corp.	463,723	0.1
3,100		Mitsubishi Pencil Co., Ltd.	56,863	0.0
4,000		Mitsuboshi Belting Co., Ltd.	21,273	0.0
250,100		Mitsui & Co., Ltd.	3,525,930	0.8
126,000		Mitsui Engineering & Shipbuilding Co., Ltd.	229,349	0.1
22,000		Mitsui Matsushima Co., Ltd.	43,281	0.0
158,000		Mitsui OSK Lines Ltd.	522,836	0.1
3,000		Mitsui-Soko Co., Ltd.	18,590	0.0
10,000		Mitsumura Printing Co., Ltd.	29,069	0.0
4,900		Miura Co., Ltd.	126,673	0.0
2,600		Miyachi Corp.	23,853	0.0
24,000	@	Miyaji Engineering Group, Inc.	41,015	0.0
3,100	@	Miyakoshi Holdings, Inc.	10,770	0.0
900		MonotaRO Co. Ltd.	44,026	0.0
18,000		Mori Seiki Co., Ltd.	220,371	0.1
10,000		Morita Holdings Corp.	89,987	0.0
7,000		Moshi Moshi Hotline, Inc.	99,881	0.0
14,500	L	Nabtesco Corp.	297,705	0.1
4,000		NAC Co., Ltd.	65,021	0.0
32,000		Nachi-Fujikoshi Corp.	138,186	0.0
17,400		Nagase & Co., Ltd.	215,772	0.1
111,000	L	Nagoya Railroad Co., Ltd.	356,755	0.1
54,000		Nankai Electric Railway Co., Ltd.	229,214	0.1
1,600		NEC Capital Solutions Ltd.	39,356	0.0
40,000		NGK Insulators Ltd.	427,340	0.1
13,000		Nichias Corp.	78,294	0.0
3,000		Nichiban Co. Ltd	11,424	0.0
1,400	L	Nichiden Corp.	35,561	0.0
4,300		Nichiha Corp.	64,229	0.0
11,000		Nichireki Co., Ltd.	74,519	0.0
16,312	L	Nidec Corp.	977,807	0.2
1,800		Nihon M&A Center, Inc.	79,416	0.0
1,800		Nihon Trim Co., Ltd.	59,219	0.0
5,000		Nikko Co. Ltd./Hyogo	18,799	0.0
10,000		Nippo Corp.	123,454	0.0
21,000		Nippon Carbon Co., Ltd.	49,344	0.0
22,300		Nippon Conveyor Co., Ltd.	19,485	0.0
9,000		Nippon Densetsu Kogyo Co., Ltd.	95,150	0.0
125,000		Nippon Express Co., Ltd.	599,347	0.1
1,700		Nippon Filcon Co., Ltd./Tokyo	6,875	0.0
4,100		Nippon Kanzai Co., Ltd.	65,223	0.0
16,000		Nippon Koei Co. Ltd.	65,222	0.0
11,800		Nippon Konpo Unyu Soko Co., Ltd.	187,637	0.1
2,500		Nippon Kucho Service Co., Ltd.	23,290	0.0
16,000		Nippon Road Co., Ltd.	69,950	0.0
2,000		Nippon Seisen Co., Ltd.	7,799	0.0
10,000		Nippon Sharyo Ltd.	45,212	0.0
123,000	L	Nippon Sheet Glass Co., Ltd.	137,010	0.0
7,300		Nippon Signal Co., Ltd.	57,341	0.0
15,000		Nippon Steel Trading Co., Ltd.	48,203	0.0
9,000		Nippon Thompson Co., Ltd.	45,939	0.0
249,880		Nippon Yusen KK	644,042	0.2
9,000		Nippon Yusoki Co., Ltd.	38,315	0.0
44,000		Nishimatsu Construction Co., Ltd.	74,776	0.0
34,000		Nishi-Nippon Railroad Co., Ltd.	140,398	0.0
4,200		Nissei Plastic Industrial Co., Ltd.	33,058	0.0
7,400		Nissha Printing Co., Ltd.	136,394	0.0
16,000		Nissin Corp.	45,925	0.0
7,000		Nissin Electric Co., Ltd.	33,270	0.0
3,100		Nitta Corp.	59,069	0.0
19,000		Nitto Boseki Co., Ltd.	72,720	0.0
3,900		Nitto Kogyo Corp.	57,976	0.0
500		Nitto Kohki Co., Ltd.	9,616	0.0
3,000		Nitto Seiko Co., Ltd.	10,297	0.0
13,000	L	Nomura Co., Ltd.	71,866	0.0
4,000		Noritake Co., Ltd.	9,895	0.0
6,500		Noritz Corp.	129,442	0.0
42,000		NS United Kaiun Kaisha Ltd.	73,667	0.0
70,000		NSK Ltd.	534,332	0.1
65,000	L	NTN Corp.	174,497	0.1
4,000		Obara Corp.	76,738	0.0
107,000		Obayashi Corp.	511,888	0.1
16,000		Obayashi Road Corp.	64,103	0.0
97,000	L	Odakyu Electric Railway Co., Ltd.	1,208,943	0.3
2,500		Oiles Corp.	47,545	0.0
13,000		Okamura Corp.	93,621	0.0
9,000		OKK Corp.	14,706	0.0
15,000		Okuma Corp.	111,482	0.0
30,000		Okumura Corp.	120,900	0.0
2,500		Onoken Co., Ltd.	23,431	0.0
5,000		Organo Corp.	27,979	0.0
11,800		OSG Corp.	163,009	0.1
4,300		Oyo Corp.	72,647	0.0
11,100		Park24 Co., Ltd.	217,314	0.1
3,000		Pasco Corp.	11,396	0.0
73		Pasona Group, Inc.	37,039	0.0
4,400		Pegasus Sewing Machine Manufacturing Co., Ltd.	12,538	0.0
39,500		Penta-Ocean Construction Co., Ltd.	101,681	0.0
33		Pilot Corp.	87,636	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
6,800		Pronexus, Inc.	$50,242	0.0
7,000		PS Mitsubishi Construction Co., Ltd.	33,322	0.0
7,100		Raito Kogyo Co., Ltd.	34,277	0.0
13,000	@	Rasa Industries Ltd.	18,327	0.0
6,200		Rheon Automatic Machinery Co., Ltd.	13,936	0.0
12,000		Ryobi Ltd.	29,860	0.0
9,000	L	Sakai Heavy Industries Ltd.	28,175	0.0
1,300		Sakai Moving Service Co., Ltd.	30,820	0.0
13,700	@	Sanix, Inc.	79,414	0.0
4,000		Sanki Engineering Co., Ltd.	21,553	0.0
8,000		Sanko Metal Industrial Co. Ltd.	19,381	0.0
4,200	@	Sankyo Tateyama, Inc.	87,121	0.0
33,000		Sankyu, Inc.	149,733	0.0
29,000		Sanwa Shutter Corp.	150,718	0.1
29,000		Sasebo Heavy Industries Co., Ltd.	36,249	0.0
12,000	@	Sata Construction Co., Ltd.	9,860	0.0
700		Sato Holding Corp.	12,668	0.0
3,000		Sato Shoji Corp.	18,951	0.0
30,500		Secom Co., Ltd.	1,574,121	0.4
3,000		Seibu Electric Industry Co., Ltd.	13,680	0.0
3,000		Seika Corp.	8,027	0.0
37,000	@	Seikitokyu Kogyo Co., Ltd.	32,765	0.0
17,000		Seino Holdings Co., Ltd.	147,617	0.0
2,000		Sekisui Jushi Corp.	26,201	0.0
16,000		Senko Co., Ltd.	83,517	0.0
12,000		Shibusawa Warehouse Co., Ltd.	73,961	0.0
3,600		Shibuya Kogyo Co., Ltd.	33,697	0.0
2,200		Shima Seiki Manufacturing Ltd.	49,763	0.0
111,000		Shimizu Corp.	364,216	0.1
2,500		Shin Nippon Air Technologies Co. Ltd.	15,135	0.0
7,000		Shin-Keisei Electric Railway Co., Ltd.	29,690	0.0
13,000		Shinmaywa Industries Ltd.	103,183	0.0
10,600		Shinnihon Corp.	28,473	0.0
17,000		Shinsho Corp.	33,800	0.0
1,700		Shinwa Co., Ltd./Nagoya	19,545	0.0
2,600		SHO-BOND Holdings Co., Ltd.	94,766	0.0
6,000		Sinfonia Technology Co. Ltd.	10,566	0.0
6,300		Sintokogio Ltd.	56,796	0.0
9,000	L	SMC Corp.	1,747,690	0.4
3,000		Soda Nikka Co., Ltd.	13,181	0.0
11,700		Sohgo Security Services Co., Ltd.	171,683	0.1
205,800		Sojitz Corp.	322,984	0.1
41,000		Sotetsu Holdings, Inc.	153,151	0.1
4,000		Subaru Enterprise Co., Ltd.	14,745	0.0
2,800		Sugimoto & Co., Ltd.	24,389	0.0
21,000		Sumikin Bussan Corp.	71,809	0.0
17,000	@	Sumiseki Holdings, Inc.	24,508	0.0
168,800		Sumitomo Corp.	2,135,009	0.5
1,500		Sumitomo Densetsu Co., Ltd.	20,633	0.0
106,900		Sumitomo Electric Industries Ltd.	1,315,306	0.3
87,700		Sumitomo Heavy Industries	348,253	0.1
13,500	@	Sumitomo Mitsui Construction Co., Ltd.	11,123	0.0
9,000		Sumitomo Precision Products	40,227	0.0
16,000		Sumitomo Warehouse Co., Ltd.	110,853	0.0
26,000		SWCC Showa Holdings Co., Ltd.	25,809	0.0
16,000		Tadano Ltd.	181,684	0.1
1,000		Taihei Dengyo Kaisha Ltd.	6,432	0.0
4,000		Taihei Kogyo Co., Ltd.	14,498	0.0
32,000		Taiheiyo Kouhatsu, Inc.	40,963	0.0
4,300		Taikisha Ltd.	96,617	0.0
181,500		Taisei Corp.	505,024	0.1
1,700		Takano Co., Ltd.	8,077	0.0
3,500		Takaoka Toko Holdings Co. Ltd.	55,203	0.0
5,100		Takara Printing Co., Ltd.	41,203	0.0
11,000		Takara Standard Co., Ltd.	86,417	0.0
5,800		Takasago Thermal Engineering Co., Ltd.	48,182	0.0
11,000		Takashima & Co., Ltd.	33,386	0.0
1,900		Takeei Corp.	65,108	0.0
12,000		Takuma Co., Ltd.	73,192	0.0
2,200		Tanaka Co., Ltd./Tokyo	12,139	0.0
13,000		Tanseisha Co., Ltd.	50,894	0.0
1,000		Tatsuta Electric Wire and Cable Co., Ltd.	6,022	0.0
1,800		Teikoku Electric Manufacturing Co., Ltd.	36,152	0.0
6,000		Tekken Corp.	7,501	0.0
2,500		Temp Holdings Co., Ltd.	42,926	0.0
20,000		THK Co., Ltd.	397,402	0.1
34,000		Toa Corp.	48,253	0.0
6,000		TOA Road Corp.	22,403	0.0
37,800	@	Tobishima Corp.	42,331	0.0
171,000		Tobu Railway Co., Ltd.	981,702	0.2
3,100		Tocalo Co., Ltd.	45,546	0.0
37,000		Toda Corp.	88,339	0.0
11,000		Toenec Corp.	53,529	0.0
14,900		TOKAI Holdings Corp.	52,358	0.0
2,000		Tokyo Energy & Systems, Inc.	10,236	0.0
10,000		TOKYO KEIKI INC.	19,541	0.0
2,500		Tokyo Sangyo Co. Ltd	8,127	0.0
400		Tokyu Community Corp.	17,799	0.0
4,610		Tokyu Construction Co., Ltd.	10,609	0.0
183,000		Tokyu Corp.	1,353,751	0.3
20,000		Toli Corp.	46,658	0.0
2,500		Tomoe Corp.	9,297	0.0
12,000		Tonami Holdings Co., Ltd.	27,842	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
10,000		Toppan Forms Co., Ltd.	$97,172	0.0
90,000	L	Toppan Printing Co., Ltd.	649,738	0.2
5,000		Torishima Pump Manufacturing Co., Ltd.	40,622	0.0
16,000		Toshiba Machine Co., Ltd.	79,030	0.0
6,000		Toshiba Plant Systems & Services Corp.	73,736	0.0
12,000		Tosho Printing Co., Ltd.	25,556	0.0
6,700		Totetsu Kogyo Co., Ltd.	110,235	0.0
47,000		Toto Ltd.	422,260	0.1
24,500	@, L	Totoku Electric Co., Ltd.	28,809	0.0
9,600		Toyo Construction Co., Ltd.	29,614	0.0
3,000		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	10,495	0.0
20,000		Toyo Engineering Corp.	87,501	0.0
10,000		Toyo Logistics Co., Ltd.	31,647	0.0
1,500		Toyo Tanso Co., Ltd.	36,898	0.0
7,000		Toyo Wharf & Warehouse Co., Ltd.	15,365	0.0
34,100		Toyota Tsusho Corp.	874,160	0.2
3,500		Trusco Nakayama Corp.	69,766	0.0
9,000		Tsubakimoto Chain Co.	46,359	0.0
4,000		Tsubakimoto Kogyo Co., Ltd.	11,201	0.0
28,000	@	Tsudakoma Corp.	53,050	0.0
9,000		Tsugami Corp.	52,019	0.0
4,000		Tsukishima Kikai Co., Ltd.	37,414	0.0
4,000		Tsurumi Manufacturing Co., Ltd.	34,664	0.0
5,000		Uchida Yoko Co., Ltd.	14,821	0.0
15,100		Ueki Corp.	32,809	0.0
1,300		Union Tool Co.	26,714	0.0
19,800		Ushio, Inc.	202,696	0.1
11,300		Utoc Corp.	38,835	0.0
16,000	@	Wakachiku Construction Co., Ltd.	17,618	0.0
1,200		Weathernews, Inc.	30,002	0.0
25,200		West Japan Railway Co.	1,212,381	0.3
2,000		Yahagi Construction Co., Ltd.	8,595	0.0
3,500		YAMABIKO Corp.	83,077	0.0
3,000		Yamato Corp.	11,537	0.0
60,800		Yamato Holdings Co., Ltd.	1,102,825	0.3
6,900		Yamazen Corp.	45,642	0.0
3,200		Yasuda Warehouse Co., Ltd.	38,845	0.0
5,000		Yondenko Corp.	17,608	0.0
14,000		Yuasa Trading Co., Ltd.	29,740	0.0
5,000		Yuken Kogyo Co., Ltd.	11,783	0.0
2,000		Yurtec Corp.	6,274	0.0
1,900		Yusen Logistics Co. Ltd.	20,953	0.0
2,600		Yushin Precision Equipment Co., Ltd.	50,454	0.0
			94,385,644	20.2
		Information Technology: 10.2%
2,900		A&D Co., Ltd.	16,113	0.0
20,500	L	Advantest Corp.	290,172	0.1
1,500		Agrex, Inc.	14,166	0.0
11,700		Ai Holdings Corp.	108,013	0.0
5,000		Aichi Tokei Denki Co., Ltd.	14,126	0.0
3,800		Aiphone Co., Ltd.	64,862	0.0
3,480		Alpha Systems, Inc.	49,984	0.0
24,700		Alps Electric Co., Ltd.	162,943	0.0
9,200		Amano Corp.	88,047	0.0
13,000		Anritsu Corp.	203,814	0.1
700		Argo Graphics, Inc.	10,289	0.0
5,000		Asahi Net, Inc.	26,371	0.0
2,825		Axell Corp.	61,758	0.0
43,100		Brother Industries Ltd.	446,419	0.1
8,800		CAC Corp.	79,502	0.0
2,100		Canon Electronics, Inc.	41,825	0.0
183,866		Canon, Inc.	6,757,074	1.5
4,400		Capcom Co., Ltd.	70,848	0.0
3,900		Computer Institute of Japan Ltd.	16,187	0.0
35,500		Citizen Holdings Co., Ltd.	181,765	0.1
8,000		CMK Corp.	25,637	0.0
1,400		Computer Engineering & Consulting Ltd.	9,726	0.0
1,900		Cresco Ltd.	14,181	0.0
39		Cybernet Systems Co., Ltd.	12,890	0.0
45		Cybozu, Inc.	12,202	0.0
1,500		Dai-ichi Seiko Co. Ltd	21,556	0.0
26,000	L	Dainippon Screen Manufacturing Co., Ltd.	117,727	0.0
27,000		Daiwabo Holdings Co., Ltd.	49,836	0.0
2,000		Denki Kogyo Co., Ltd.	9,458	0.0
3,000		Disco Corp.	171,171	0.1
1,100		DTS Corp.	18,094	0.0
27		Dwango Co., Ltd.	110,804	0.0
3,500		Eizo Nanao Corp.	61,928	0.0
1,600		Enplas Corp.	73,853	0.0
1,000		ESPEC Corp.	7,569	0.0
1,000		Excel Co., Ltd.	10,253	0.0
111		Faith, Inc.	13,010	0.0
600		Fuji Soft, Inc.	14,523	0.0
65,100		Fuji Photo Film Co., Ltd.	1,291,336	0.3
278,000		Fujitsu Ltd.	1,161,358	0.3
119		Future Architect, Inc.	55,241	0.0
11,300		GMO internet, Inc.	107,570	0.0
2,200		GMO Payment Gateway, Inc.	51,197	0.0
4,900		Gurunavi, Inc.	62,355	0.0
15,300	L	Gree, Inc.	192,736	0.1
11,200		Hamamatsu Photonics KK	444,290	0.1
2,800		Hioki EE Corp.	42,403	0.0
5,500		Hirose Electric Co., Ltd.	725,829	0.2
8,400		Hitachi High-Technologies Corp.	175,670	0.1
7,000		Hitachi Kokusai Electric, Inc.	61,966	0.0
674,146		Hitachi Ltd.	3,935,676	0.9
5,000		Hochiki Corp.	24,561	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	12,602	0.0
5,300		Horiba Ltd.	167,695	0.0
8,200		Hosiden Corp.	48,230	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
69,400		Hoya Corp.	$1,308,796	0.3
19,900		Ibiden Co., Ltd.	311,880	0.1
3,400		Icom, Inc.	86,421	0.0
40,000	@	Ikegami Tsushinki Co., Ltd.	32,893	0.0
6,000		Ines Corp.	45,751	0.0
2,200		I-Net Corp.	16,811	0.0
6,100		Innotech Corp.	26,931	0.0
3,600	L	Internet Initiative Japan, Inc.	121,705	0.0
5,300		Information Services International-Dentsu Ltd.	55,391	0.0
7,900		IT Holdings Corp.	103,310	0.0
8,000		Itfor, Inc.	32,991	0.0
4,000		Itochu Techno-Solutions Corp.	198,033	0.1
12,000		Iwatsu Electric Co., Ltd.	12,695	0.0
7,000		Japan Aviation Electronics Industry Ltd.	53,541	0.0
4,900		Japan Cash Machine Co., Ltd.	54,120	0.0
2,800		Japan Digital Laboratory Co.	35,095	0.0
7,000		Japan Radio Co., Ltd.	20,956	0.0
4,800		Jastec Co., Ltd.	34,069	0.0
3,200		JBCC Holdings, Inc.	30,544	0.0
4,900		Kaga Electronics Co., Ltd.	41,772	0.0
7,600	L	Kakaku.com, Inc.	191,337	0.1
3,100		Kanematsu Electronics Ltd.	38,628	0.0
7,300		Keyence Corp.	2,242,843	0.5
5,800	@	KLab, Inc.	30,018	0.0
1,900		Koa Corp.	18,151	0.0
13,523	L	Konami Corp.	270,664	0.1
83,000		Konica Minolta Holdings, Inc.	608,660	0.1
24,200		Kyocera Corp.	2,220,411	0.5
1,000		Macnica, Inc.	20,392	0.0
5,900		Macromill, Inc.	74,088	0.0
2,000		Marubun Corp.	9,383	0.0
1,200		Maruwa Co., Ltd./Aichi	33,551	0.0
400		Panasonic Information Systems	9,476	0.0
3,300	L	Megachips Corp.	52,375	0.0
1,700	L	Melco Holdings, Inc.	29,822	0.0
4,900		Mimasu Semiconductor Industry Co., Ltd.	47,532	0.0
1,100		Mitsui High-Tec, Inc.	8,328	0.0
3,800		Mitsumi Electric Co., Ltd.	21,142	0.0
30,300		Murata Manufacturing Co., Ltd.	2,290,974	0.5
4,200		Mutoh Holdings Co., Ltd.	11,031	0.0
3,000		Nagano Keiki Co., Ltd.	22,119	0.0
424,000		NEC Corp.	1,132,026	0.3
3,800		NEC Fielding Ltd.	48,636	0.0
1,400		NEC Fielding Ltd.	92,930	0.0
4,700		NEC Networks & System Integration Corp.	92,149	0.0
13,100		Net One systems Co., Ltd.	115,475	0.0
5,000	@	New Japan Radio Co., Ltd.	11,181	0.0
23,700		Nexon Co. Ltd.	231,373	0.1
7,500		Nichicon Corp.	64,416	0.0
7,900		Nidec Copal Electronics Corp.	38,124	0.0
2,600		Nihon Dempa Kogyo Co., Ltd.	26,802	0.0
8,400		Nihon Unisys Ltd.	69,205	0.0
16,800	L	Nintendo Co., Ltd.	1,816,038	0.4
3,300		Nippon Ceramic Co., Ltd.	57,917	0.0
32,000		Nippon Chemi-Con Corp.	86,445	0.0
58,000		Nippon Electric Glass Co., Ltd.	289,603	0.1
5,000		Nohmi Bosai Ltd.	39,627	0.0
17,700		Nomura Research Institute Ltd.	457,105	0.1
2,100		NSD CO., Ltd.	23,822	0.0
199		NTT Data Corp.	657,108	0.2
1,000		OBIC Business Consultants Ltd.	56,089	0.0
930		Obic Co., Ltd.	215,641	0.1
9,100		Oizumi Corp.	80,023	0.0
2,100		Okaya Electric Industries Co., Ltd.	7,759	0.0
118,000	@	Oki Electric Industry Ltd.	136,422	0.0
35,000		Omron Corp.	885,331	0.2
900		Optex Co., Ltd.	11,742	0.0
4,300		Oracle Corp. Japan	193,996	0.1
4,000		Origin Electric Co. Ltd	15,923	0.0
5,000		Osaki Electric Co., Ltd.	26,262	0.0
2,300		Otsuka Corp.	250,617	0.1
5,600	@, L	Renesas Electronics Corp.	14,825	0.0
94,000	L	Ricoh Co., Ltd.	1,026,242	0.2
2,600		Riso Kagaku Corp.	52,204	0.0
14,900		Rohm Co., Ltd.	516,625	0.1
3,500		Roland DG Corp.	50,817	0.0
4,000		Ryosan Co., Ltd.	77,681	0.0
2,600		Ryoyo Electro Corp.	23,738	0.0
9,000		Sanken Electric Co., Ltd.	36,311	0.0
2,300		Sanshin Electronics Co., Ltd.	15,497	0.0
5,800		Satori Electric Co., Ltd.	31,539	0.0
9,000		Saxa Holdings, Inc.	17,225	0.0
23,200	L	Seiko Epson Corp.	226,248	0.1
7,000		Shibaura Mechatronics Corp.	14,818	0.0
39,000		Shimadzu Corp.	277,104	0.1
4,000		Shindengen Electric Manufacturing Co., Ltd.	16,187	0.0
1,900		Shinkawa Ltd.	9,651	0.0
8,000		Shinko Electric Industries	66,778	0.0
1,700		Shinko Shoji Co., Ltd.	16,316	0.0
3,300		Siix Corp.	51,343	0.0
138		Simplex Technology, Inc.	49,482	0.0
9,000		SMK Corp.	25,506	0.0
800		Softbank Technology Corp.	8,831	0.0
168	@	Softbrain Co., Ltd.	27,951	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
4,200		Soshin Electric Co., Ltd.	$14,901	0.0
3,500	@	Sourcenext Corp.	18,594	0.0
8,100		Square Enix Holdings Co., Ltd.	86,964	0.0
2,300		SRA Holdings	26,495	0.0
2,200		Star Micronics Co., Ltd.	21,809	0.0
18,200		Sumco Corp.	207,104	0.1
4,844		SCSK Corp.	93,616	0.0
1,500		Suzuden Corp.	7,692	0.0
3,000		SystemPro Co., Ltd.	27,814	0.0
2,800		Tachibana Eletech Co., Ltd.	29,050	0.0
12,700	L	Taiyo Yuden Co., Ltd.	161,911	0.0
800		Takachiho Koheki Co. Ltd	7,840	0.0
11,000		Tamura Corp.	23,121	0.0
900		TDC Software Engineering, Inc.	7,916	0.0
16,700	L	TDK Corp.	586,931	0.1
26,000	@	Teac Corp.	15,526	0.0
7,800		TECMO KOEI HOLDINGS CO., Ltd.	76,834	0.0
2,500		TKC Corp.	46,373	0.0
5,000	@	Toko, Inc.	14,656	0.0
1,600		Tokyo Denpa Co., Ltd.	11,874	0.0
24,300		Tokyo Electron Ltd.	1,036,742	0.2
5,100		Tokyo Seimitsu Co., Ltd.	106,980	0.0
600		Tomen Devices Corp.	11,933	0.0
3,900		Tomen Electronics Corp.	47,582	0.0
9,200		Topcon Corp.	84,831	0.0
1,300		Tose Co., Ltd.	8,084	0.0
584,000		Toshiba Corp.	2,978,099	0.7
24,000		Toshiba Tec Corp.	142,448	0.0
900		Toukei Computer Co., Ltd.	12,783	0.0
5,600		Towa Corp.	32,827	0.0
4,600		Toyo Corp./Chuo-ku	67,231	0.0
3,000		Trans Cosmos, Inc.	44,693	0.0
12,600		Trend Micro, Inc.	353,780	0.1
1,600		UKC Holdings Corp.	36,736	0.0
7,300		Ulvac, Inc.	60,785	0.0
10,000		Uniden Corp.	24,412	0.0
18	L	V Technology Co. Ltd	63,477	0.0
2,900		Voltage, Inc.	33,969	0.0
74		Wacom Co., Ltd.	286,919	0.1
3,200		Y.A.C. Co., Ltd.	18,295	0.0
2,164		Yahoo! Japan Corp.	998,300	0.2
5,300		Yamatake Corp.	110,448	0.0
38,000		Yaskawa Electric Corp.	382,898	0.1
28,700		Yokogawa Electric Corp.	288,035	0.1
2,800		Yokowo Co., Ltd.	15,162	0.0
			47,511,217	10.2
		Materials: 7.0%
13,000		Achilles Corp.	19,693	0.0
9,800		ADEKA Corp.	84,686	0.0
7,000		Aichi Steel Corp.	28,344	0.0
25,000		Air Water, Inc.	348,660	0.1
900		Alconix Corp.	18,619	0.0
19,000		Araya Industrial Co., Ltd.	26,988	0.0
4,900		Asahi Holdings, Inc.	105,546	0.0
187,000		Asahi Kasei Corp.	1,263,787	0.3
13,000		Asahi Organic Chemicals Industry Co., Ltd.	28,974	0.0
9,000		Chuetsu Pulp & Paper Co., Ltd.	14,201	0.0
9,000		Chugoku Marine Paints Ltd.	48,063	0.0
8,000	@	Chugokukogyo Co., Ltd.	7,756	0.0
16,000	@	Co-Op Chemical Co., Ltd.	21,855	0.0
29,000		Dai Nippon Toryo Co., Ltd.	58,396	0.0
46,000		Daicel Corp.	360,052	0.1
57,000	L	Daido Steel Co., Ltd.	304,316	0.1
5,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.	13,642	0.0
19,000		Daiken Corp.	52,752	0.0
6,000		Daiki Aluminium Industry Co., Ltd.	13,635	0.0
2,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	9,496	0.0
16,000		Daio Paper Corp.	103,388	0.0
12,000		Daiso Co., Ltd.	37,330	0.0
15,800		DC Co., Ltd.	53,208	0.0
71,000		Denki Kagaku Kogyo K K	256,684	0.1
95,000		Dainippon Ink & Chemicals	204,090	0.1
36,000		Dowa Holdings Co., Ltd.	282,784	0.1
1,300		Earth Chemical Co., Ltd.	45,118	0.0
1,000		Ebara-Udylite Co., Ltd.	53,503	0.0
1,000		FP Corp.	66,922	0.0
1,300		Fuji Seal International, Inc.	32,988	0.0
2,800		Fujikura Kasei Co., Ltd.	11,726	0.0
1,800		Fujimi, Inc.	26,648	0.0
2,300		Fujimori Kogyo Co., Ltd.	56,896	0.0
9,000		Furukawa-Sky Aluminum Corp.	27,556	0.0
28,000		Godo Steel Ltd.	50,601	0.0
7,000		Gun-Ei Chemical Industry Co., Ltd.	16,486	0.0
1,400		Hakudo Co., Ltd.	12,738	0.0
6,200		Harima Chemicals, Inc.	30,945	0.0
17,100		Hitachi Chemical Co., Ltd.	262,114	0.1
22,000		Hitachi Metals Ltd.	210,796	0.1
4,000		Hodogaya Chemical Co., Ltd.	9,017	0.0
11,000		Hokkan Holdings Ltd.	34,691	0.0
24,000		Hokuetsu Kishu Paper Co. Ltd.	115,099	0.0
7,600	@	Hokushin Co. Ltd.	15,531	0.0
2,000		Ihara Chemical Industry Co., Ltd.	12,208	0.0
34,000	@	Ishihara Sangyo Kaisha Ltd.	29,449	0.0
2,300		Japan Carlit Co., Ltd.	12,905	0.0
6		Japan Pure Chemical Co. Ltd.	14,481	0.0
76,847		JFE Holdings, Inc.	1,487,377	0.3
2,000		JSP Corp.	29,755	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
28,400		JSR Corp.	$582,117	0.1
46,000		Kaneka Corp.	266,081	0.1
37,000		Kansai Paint Co., Ltd.	410,936	0.1
11,000		Kanto Denka Kogyo Co., Ltd.	28,467	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	11,312	0.0
440,000		Kobe Steel Ltd.	517,971	0.1
1,900		Kohsoku Corp.	17,701	0.0
3,000		Konishi Co., Ltd.	53,477	0.0
11,000		Krosaki Harima Corp.	26,222	0.0
6,000		Kumiai Chemical Industry Co., Ltd.	36,174	0.0
50,500		Kuraray Co., Ltd.	712,118	0.2
30,000		Kureha Corp.	106,797	0.0
15,000		Kurimoto Ltd.	49,355	0.0
4,700		Kyoei Steel Ltd.	84,305	0.0
2,600		Kyowa Leather Cloth Co. Ltd	8,760	0.0
4,400		Lintec Corp.	84,093	0.0
10,500		Maruichi Steel Tube Ltd.	245,002	0.1
13,000		Mitsubishi Steel Manufacturing Co., Ltd.	27,845	0.0
191,100		Mitsubishi Chemical Holdings Corp.	910,878	0.2
57,000		Mitsubishi Gas Chemical Co., Inc.	377,513	0.1
202,520		Mitsubishi Materials Corp.	573,275	0.1
65,000		Mitsubishi Paper Mills Ltd.	64,492	0.0
140,000	L	Mitsui Chemicals, Inc.	305,506	0.1
92,000		Mitsui Mining & Smelting Co., Ltd.	213,804	0.1
1,400		MORESCO Corp.	13,075	0.0
5,000		Nakabayashi Co. Ltd.	10,822	0.0
30,000	@	Nakayama Steel Works Ltd.	23,705	0.0
6,000		Neturen Co., Ltd.	44,439	0.0
11,000		Nihon Nohyaku Co., Ltd.	74,746	0.0
7,000		Nihon Parkerizing Co., Ltd.	122,508	0.0
27,000		Nihon Yamamura Glass Co., Ltd.	52,663	0.0
6,000		Nippon Carbide Industries Co., Inc.	27,957	0.0
4,000		Nippon Chutetsukan KK	10,851	0.0
12,500		Nippon Coke & Engineering Co., Ltd.	16,708	0.0
11,000		Nippon Concrete Industries Co., Ltd.	36,146	0.0
14,000		Nippon Denko Co., Ltd.	46,461	0.0
4,800		Nippon Fine Chemical Co., Ltd.	32,724	0.0
14,000		Nippon Kasei Chemical Co., Ltd.	20,774	0.0
25,000		Nippon Kayaku Co., Ltd.	305,853	0.1
9,000	@	Nippon Kinzoku Co., Ltd.	11,929	0.0
35,000		Nippon Koshuha Steel Co., Ltd.	34,404	0.0
75,800		Nippon Light Metal Holdings Co. Ltd.	86,727	0.0
32,000		Nippon Paint Co., Ltd.	320,771	0.1
15,329	L	Nippon Paper Group, Inc.	233,839	0.1
4,000		Nippon Pillar Packing Co., Ltd.	33,194	0.0
26,000		Nippon Shokubai Co., Ltd.	229,400	0.1
21,000		Nippon Soda Co., Ltd.	99,197	0.0
1,267,605		Nippon Steel Corp.	3,228,701	0.7
6,000		Nippon Synthetic Chemical Industry Co., Ltd.	51,120	0.0
18,000		Nippon Valqua Industries Ltd.	46,672	0.0
56,000	@	Nippon Yakin Kogyo Co., Ltd.	74,256	0.0
26,100		Nissan Chemical Industries Ltd.	314,579	0.1
12,876		Nisshin Steel Holdings Co. Ltd.	102,095	0.0
8,000		Nittetsu Mining Co., Ltd.	40,948	0.0
26,800		Nitto Denko Corp.	1,613,689	0.4
16,000		NOF Corp.	79,159	0.0
2,800		Ohara, Inc.	19,276	0.0
138,000	L	OJI Paper Co., Ltd.	518,914	0.1
4,300		Okabe Co., Ltd.	40,104	0.0
12,000		Okamoto Industries, Inc.	41,013	0.0
10,000		Okura Industrial Co., Ltd.	48,289	0.0
2,800		Osaka Steel Co., Ltd.	48,238	0.0
3,300	L	OSAKA Titanium Technologies Co.	67,240	0.0
20,000	L	Pacific Metals Co., Ltd.	103,416	0.0
2,800		Pack Corp.	55,566	0.0
23,000		Rengo Co., Ltd.	117,739	0.0
2,000		Sakata INX Corp.	12,952	0.0
9,000		Sanyo Chemical Industries Ltd.	49,453	0.0
16,000	L	Sanyo Special Steel Co., Ltd.	57,151	0.0
12,000		Sekisui Plastics Co., Ltd.	31,933	0.0
5,000		Shinagawa Refractories Co., Ltd.	10,994	0.0
55,300		Shin-Etsu Chemical Co., Ltd.	3,667,647	0.8
8,400		Shin-Etsu Polymer Co., Ltd.	32,861	0.0
207,000	L	Showa Denko KK	311,884	0.1
2,000		Stella Chemifa Corp.	38,364	0.0
23,000		Sumitomo Bakelite Co., Ltd.	96,877	0.0
224,000		Sumitomo Chemical Co., Ltd.	705,192	0.2
68,000		Sumitomo Light Metal Industries Ltd.	69,679	0.0
80,000		Sumitomo Metal Mining Co., Ltd.	1,137,251	0.3
65,000		Sumitomo Osaka Cement Co., Ltd.	190,535	0.1
7,800		Sumitomo Pipe & Tube Co., Ltd.	62,715	0.0
9,000		Sumitomo Seika Chemicals Co., Ltd.	35,808	0.0
4,500		T Hasegawa Co., Ltd.	66,798	0.0
169,000		Taiheiyo Cement Corp.	405,887	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
1,900		Taisei Lamick Co., Ltd.	$48,932	0.0
41,000	L	Taiyo Nippon Sanso Corp.	285,516	0.1
15,000		Takasago International Corp.	83,435	0.0
17,000		Takiron Co., Ltd.	64,178	0.0
9,000		Tayca Corp.	28,121	0.0
136,000		Teijin Ltd.	315,546	0.1
2,800		Tenma Corp.	33,524	0.0
5,000		Titan Kogyo KK	12,460	0.0
23,000		Toagosei Co., Ltd.	100,793	0.0
5,000		Toda Kogyo Corp.	17,231	0.0
4,900	L	Toho Titanium Co., Ltd.	40,292	0.0
12,000		Toho Zinc Co., Ltd.	48,819	0.0
34,000		Tokai Carbon Co., Ltd.	117,467	0.0
22,000		Tokushu Tokai Holdings Co., Ltd.	51,660	0.0
38,000	L	Tokuyama Corp.	107,069	0.0
6,300		Tokyo Ohka Kogyo Co., Ltd.	134,353	0.0
16,000		Tokyo Rope Manufacturing Co., Ltd.	19,685	0.0
11,500		Tokyo Steel Manufacturing Co., Ltd.	48,784	0.0
15,000		Tokyo Tekko Co., Ltd.	58,437	0.0
6,000		Tomoegawa Co., Ltd.	11,770	0.0
21,000		Tomoku Co., Ltd.	68,966	0.0
16,000		Topy Industries Ltd.	37,313	0.0
225,000		Toray Industries, Inc.	1,528,260	0.3
79,000		Tosoh Corp.	226,309	0.1
25,000		Toyo Ink Manufacturing Co., Ltd.	119,230	0.0
12,000		Toyo Kohan Co., Ltd.	38,378	0.0
24,900		Toyo Seikan Kaisha Ltd.	344,344	0.1
110,000		Toyobo Co., Ltd.	187,502	0.0
4,000		TYK Corp.	8,441	0.0
140,000		Ube Industries Ltd./Japan	276,579	0.1
11,000		Wood One Co., Ltd.	37,670	0.0
6,900	L	Yamato Kogyo Co., Ltd.	189,207	0.1
17,000		Yodogawa Steel Works Ltd.	64,063	0.0
3,000		Yuki Gosei Kogyo Co. Ltd	9,517	0.0
1,400		Yushiro Chemical Industry Co., Ltd.	14,083	0.0
28,000		Zeon Corp.	293,060	0.1
			32,701,578	7.0
		Telecommunication Services: 4.0%
83,800	L	KDDI Corp.	3,503,836	0.7
123,900		Nippon Telegraph & Telephone Corp.	5,409,424	1.2
2,367		NTT DoCoMo, Inc.	3,518,706	0.7
137,750		Softbank Corp.	6,346,387	1.4
			18,778,353	4.0
		Utilities: 2.2%
94,000	L	Chubu Electric Power Co., Inc.	1,144,840	0.3
43,200		Chugoku Electric Power Co., Inc.	564,511	0.1
18,900		Electric Power Development Co., Ltd.	481,003	0.1
29,900		Hokkaido Electric Power Co., Inc.	305,799	0.1
8,000		Hokkaido Gas Co., Ltd.	21,416	0.0
30,700		Hokuriku Electric Power Co.	379,314	0.1
114,900		Kansai Electric Power Co., Inc.	1,089,574	0.2
67,800		Kyushu Electric Power Co., Inc.	691,274	0.2
1,700		Okinawa Electric Power Co., Inc.	58,545	0.0
286,000	L	Osaka Gas Co., Ltd.	1,250,699	0.3
16,000		Saibu Gas Co., Ltd.	37,512	0.0
27,700		Shikoku Electric Power Co., Inc.	394,803	0.1
6,000		Shizuoka Gas Co., Ltd.	41,272	0.0
76,000	L	Toho Gas Co., Ltd.	484,193	0.1
77,200		Tohoku Electric Power Co., Inc.	615,757	0.1
240,100		Tokyo Electric Power Co., Inc.	596,549	0.1
352,000		Tokyo Gas Co., Ltd.	1,902,751	0.4
			10,059,812	2.2
		Total Common Stock
		(Cost $425,491,952)	455,701,045	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.2%
		Securities Lending Collateral(cc)(1): 11.2%
12,469,935		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $12,470,167, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $12,719,334, due 05/01/20-04/01/43)	$12,469,935	2.7
2,625,080		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $2,625,126, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $2,677,582, due 05/31/14)	2,625,080	0.5

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
12,469,935		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $12,470,208, collateralized by various U.S. Government/U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $12,719,338, due 03/31/13-03/15/53)	$12,469,935	2.6
12,469,935		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $12,470,208, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $12,719,338, due 04/25/13-01/01/47)	12,469,935	2.7
12,469,935		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $12,470,236, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $12,719,334, due 07/01/27-04/01/43)	12,469,935	2.7
			52,504,820	11.2
		Total Short-Term Investments
		(Cost $52,504,820)	52,504,820	11.2

		Total Investments in Securities (Cost $477,996,772)	$508,205,865	108.9
		Liabilities in Excess of Other Assets	(41,352,183)	(8.9)
		Net Assets	$466,853,682	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $483,137,149.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$72,667,616
		Gross Unrealized Depreciation	(47,598,900)
		Net Unrealized Appreciation	$25,068,716

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$392,352	$91,032,915	$—	$91,425,267
Consumer Staples	172,151	34,314,848	—	34,486,999
Energy	—	6,045,269	—	6,045,269
Financials	44,298	90,849,391	—	90,893,689
Health Care	—	29,413,217	—	29,413,217
Industrials	1,303,094	93,082,550	—	94,385,644
Information Technology	20,699	47,490,518	—	47,511,217
Materials	14,481	32,687,097	—	32,701,578
Telecommunication Services	—	18,778,353	—	18,778,353
Utilities	21,416	10,038,396	—	10,059,812
Total Common Stock	1,968,491	453,732,554	—	455,701,045
Short-Term Investments	—	52,504,820	—	52,504,820
Total Investments, at fair value	$1,968,491	$506,237,374	$—	$508,205,865
Other Financial Instruments+
Futures	346,161	—	—	346,161
Forward Foreign Currency Contracts	—	48,744	—	48,744
Total Assets	$2,314,652	$506,286,118	$—	$508,600,770
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,624)	$—	$(1,624)
Total Liabilities	$—	$(1,624)	$—	$(1,624)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Japanese Yen	450,000,000	Buy	06/19/13	$4,734,276	$4,783,020	$48,744
							$48,744

Citigroup, Inc.	Japanese Yen	50,000,000	Sell	06/19/13	$529,823	$531,447	$(1,624)
							$(1,624)

ING Japan TOPIX Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	71	06/13/13	$7,847,825	$346,161
			$7,847,825	$346,161

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Equity contracts	$346,161
Foreign exchange contracts	47,120
Total	$393,281

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 13.6%
27,244	@	Amazon.com, Inc.	$7,260,254	1.8
8,297		CBS Corp. - Class B	387,387	0.1
21,638		Coach, Inc.	1,081,684	0.3
96,255		Comcast Corp. — Class A	4,043,673	1.0
43,210	@	DIRECTV	2,446,118	0.6
115,267		Home Depot, Inc.	8,043,331	1.9
29,928		Las Vegas Sands Corp.	1,686,443	0.4
11,096		Lowe’s Cos., Inc.	420,760	0.1
76,528		McDonald’s Corp.	7,629,076	1.8
54,257		News Corp. - Class A	1,655,924	0.4
54,467		Nike, Inc.	3,214,098	0.8
3,750	@	Priceline.com, Inc.	2,579,737	0.6
57,116		Starbucks Corp.	3,253,327	0.8
2,791		Target Corp.	191,044	0.0
22,281		Time Warner Cable, Inc.	2,140,313	0.5
55,798		TJX Cos., Inc.	2,608,556	0.6
37,318		Viacom - Class B	2,297,669	0.6
49,530		Walt Disney Co.	2,813,304	0.7
34,681		Yum! Brands, Inc.	2,494,951	0.6
			56,247,649	13.6
		Consumer Staples: 14.8%
118,906		Altria Group, Inc.	4,089,177	1.0
292,544		Coca-Cola Co.	11,830,479	2.9
32,958		Colgate-Palmolive Co.	3,890,033	0.9
32,627		Costco Wholesale Corp.	3,462,051	0.8
19,496		CVS Caremark Corp.	1,072,085	0.3
17,332		Estee Lauder Cos., Inc.	1,109,768	0.3
38,170		General Mills, Inc.	1,882,163	0.5
17,198		Kellogg Co.	1,108,067	0.3
26,399		Kimberly-Clark Corp.	2,586,574	0.6
2,314		Kraft Foods Group, Inc.	119,240	0.0
6,939		Mondelez International, Inc.	212,403	0.0
117,774		PepsiCo, Inc.	9,317,101	2.2
118,033		Philip Morris International, Inc.	10,942,840	2.6
15,063		Procter & Gamble Co.	1,160,755	0.3
8,331		Reynolds American, Inc.	370,646	0.1
23,245		Sysco Corp.	817,527	0.2
100,423		Wal-Mart Stores, Inc.	7,514,653	1.8
			61,485,562	14.8
		Energy: 3.6%
20,303		EOG Resources, Inc.	2,600,205	0.6
22,178		Halliburton Co.	896,213	0.2
36,792		Kinder Morgan, Inc./Delaware	1,423,115	0.4
7,316		National Oilwell Varco, Inc.	517,607	0.1
100,426		Schlumberger Ltd.	7,520,903	1.8
50,758		Williams Companies, Inc.	1,901,395	0.5
			14,859,438	3.6
		Financials: 3.5%
48,482		American Express Co.	3,270,596	0.8
29,714		American Tower Corp.	2,285,601	0.6
5,132		Blackrock, Inc.	1,318,308	0.3
1,884		Equity Residential	103,733	0.0
2,433		Franklin Resources, Inc.	366,921	0.1
32,578		Marsh & McLennan Cos., Inc.	1,236,986	0.3
10,746		Public Storage, Inc.	1,636,831	0.4
19,202		Simon Property Group, Inc.	3,044,669	0.7
12,713		Travelers Cos., Inc.	1,070,307	0.3
			14,333,952	3.5
		Health Care: 12.9%
112,319		Abbott Laboratories	3,967,107	1.0
112,328		AbbVie, Inc.	4,580,736	1.1
22,856		Allergan, Inc.	2,551,415	0.6
58,564		Amgen, Inc.	6,003,396	1.5
37,940		Baxter International, Inc.	2,755,962	0.7
14,227		Becton Dickinson & Co.	1,360,243	0.3
18,041	@	Biogen Idec, Inc.	3,480,289	0.8
115,498		Bristol-Myers Squibb Co.	4,757,363	1.2
14,076		Cardinal Health, Inc.	585,843	0.1
33,172	@	Celgene Corp.	3,844,966	0.9
1,870		Covidien PLC	126,861	0.0
28,090		Eli Lilly & Co.	1,595,231	0.4
60,655	@	Express Scripts Holding Co.	3,496,761	0.8
114,061		Gilead Sciences, Inc.	5,581,005	1.3
2,990	@	Intuitive Surgical, Inc.	1,468,658	0.4
46,536		Johnson & Johnson	3,794,080	0.9
17,725		McKesson Corp.	1,913,591	0.5
4,768		Medtronic, Inc.	223,905	0.1
17,165		Stryker Corp.	1,119,845	0.3
1,435		WellPoint, Inc.	95,040	0.0
			53,302,297	12.9
		Industrials: 11.8%
46,976		3M Co.	4,994,019	1.2
50,935		Boeing Co.	4,372,770	1.1
49,137		Caterpillar, Inc.	4,273,445	1.0
52,985		CSX Corp.	1,305,021	0.3
14,475		Cummins, Inc.	1,676,350	0.4
14,905		Danaher Corp.	926,346	0.2
29,953		Deere & Co.	2,575,359	0.6
46,463		Emerson Electric Co.	2,595,888	0.6
1,497		FedEx Corp.	147,005	0.1
58,678		Honeywell International, Inc.	4,421,387	1.1
28,656		Illinois Tool Works, Inc.	1,746,297	0.4
17,492		Lockheed Martin Corp.	1,688,328	0.4
10,944		Precision Castparts Corp.	2,075,201	0.5
35,862		Union Pacific Corp.	5,107,107	1.2
54,555		United Parcel Service, Inc. - Class B	4,686,274	1.1
68,631		United Technologies Corp.	6,412,194	1.6
			49,002,991	11.8
		Information Technology: 33.9%
48,486		Accenture PLC	3,683,481	0.9

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
21,410	@	Adobe Systems, Inc.	$931,549	0.2
70,415		Apple, Inc.	31,167,791	7.5
36,833		Automatic Data Processing, Inc.	2,394,882	0.6
25,722		Broadcom Corp.	891,782	0.2
22,928	@	Cognizant Technology Solutions Corp.	1,756,514	0.4
87,218	@	eBay, Inc.	4,728,960	1.2
158,124	@	EMC Corp.	3,777,582	0.9
31,715	@	Facebook, Inc.	811,270	0.2
19,494		Google, Inc. - Class A	15,478,821	3.7
82,086		International Business Machines Corp.	17,508,944	4.2
281,492		Intel Corp.	6,150,600	1.5
8,166		Mastercard, Inc.	4,418,868	1.1
566,836		Microsoft Corp.	16,217,178	3.9
20,806		Motorola Solutions, Inc.	1,332,208	0.3
287,731		Oracle Corp.	9,305,221	2.3
129,095		Qualcomm, Inc.	8,642,910	2.1
11,041	@	Salesforce.com, Inc.	1,974,462	0.5
57,907		Texas Instruments, Inc.	2,054,540	0.5
39,353		Visa, Inc.	6,683,713	1.6
6,662	@	VMware, Inc.	525,499	0.1
			140,436,775	33.9
		Materials: 3.0%
19,583		Ecolab, Inc.	1,570,165	0.4
70,564		EI Du Pont de Nemours & Co.	3,468,926	0.9
1,781		LyondellBasell Industries NV Class A	112,720	0.0
40,169		Monsanto Co.	4,243,051	1.0
22,492		Praxair, Inc.	2,508,758	0.6
9,147		Southern Copper Corp.	343,653	0.1
			12,247,273	3.0
		Telecommunication Services: 2.5%
213,946		Verizon Communications, Inc.	10,515,446	2.5
		Total Common Stock
		(Cost $253,994,160)	412,431,383	99.6
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
1,390,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,390,000)	1,390,000	0.3
		Total Short-Term Investments
		(Cost $1,390,000)	1,390,000	0.3
		Total Investments in Securities (Cost $255,384,160)	$413,821,383	99.9
		Assets in Excess of Other Liabilities	475,661	0.1
		Net Assets	$414,297,044	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $255,429,170.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$160,643,465
		Gross Unrealized Depreciation	(2,251,252)
		Net Unrealized Appreciation	$158,392,213

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$412,431,383	$—	$—	$412,431,383
Short-Term Investments	1,390,000	—	—	1,390,000
Total Investments, at fair value	$413,821,383	$—	$—	$413,821,383
Other Financial Instruments+
Futures	16,911	—	—	16,911
Total Assets	$413,838,294	$—	$—	$413,838,294

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	28	06/21/13	$2,187,780	$16,911
			$2,187,780	$16,911

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Consumer Discretionary: 10.2%
13,284		ADT Corp.	$650,119	0.1
20,765	@	Amazon.com, Inc.	5,533,665	0.8
24,159		Carnival Corp.	828,654	0.1
37,206		CBS Corp. - Class B	1,737,148	0.2
16,634		Coach, Inc.	831,534	0.1
154,126		Comcast Corp. — Class A	6,474,833	0.9
32,925	@	DIRECTV	1,863,884	0.3
215,312		Ford Motor Co.	2,831,353	0.4
43,947	@	General Motors Co.	1,222,606	0.2
87,848		Home Depot, Inc.	6,130,033	0.9
39,038		Johnson Controls, Inc.	1,369,063	0.2
22,809		Las Vegas Sands Corp.	1,285,287	0.2
64,561		Lowe’s Cos., Inc.	2,448,153	0.4
58,330		McDonald’s Corp.	5,814,918	0.9
120,218		News Corp. - Class A	3,669,053	0.5
41,514		Nike, Inc.	2,449,741	0.4
2,858	@	Priceline.com, Inc.	1,966,104	0.3
43,537		Starbucks Corp.	2,479,867	0.4
37,946		Target Corp.	2,597,404	0.4
21,316		Thomson Reuters Corp.	692,344	0.1
16,977		Time Warner Cable, Inc.	1,630,811	0.2
55,098		Time Warner, Inc.	3,174,747	0.5
42,522		TJX Cos., Inc.	1,987,903	0.3
28,430		Viacom - Class B	1,750,435	0.2
102,580		Walt Disney Co.	5,826,544	0.9
26,377		Yum! Brands, Inc.	1,897,561	0.3
			69,143,764	10.2
		Consumer Staples: 11.1%
116,780		Altria Group, Inc.	4,016,064	0.6
37,791		Archer-Daniels-Midland Co.	1,274,690	0.2
222,964		Coca-Cola Co.	9,016,664	1.3
27,393		Colgate-Palmolive Co.	3,233,196	0.5
24,748		Costco Wholesale Corp.	2,626,010	0.4
73,315		CVS Caremark Corp.	4,031,592	0.6
13,205		Estee Lauder Cos., Inc.	845,516	0.1
37,155		General Mills, Inc.	1,832,113	0.3
13,936		Kellogg Co.	897,896	0.1
22,504		Kimberly-Clark Corp.	2,204,942	0.3
33,919		Kraft Foods Group, Inc.	1,747,846	0.3
101,759		Mondelez International, Inc.	3,114,843	0.5
89,760		PepsiCo, Inc.	7,100,914	1.1
97,890		Philip Morris International, Inc.	9,075,382	1.3
157,268		Procter & Gamble Co.	12,119,072	1.8
18,985		Reynolds American, Inc.	844,643	0.1
33,624		Sysco Corp.	1,182,556	0.2
49,441		Walgreen Co.	2,357,347	0.3
97,001		Wal-Mart Stores, Inc.	7,258,585	1.1
			74,779,871	11.1
		Energy: 10.8%
28,672		Anadarko Petroleum Corp.	2,507,366	0.4
22,431		Apache Corp.	1,730,776	0.3
25,172		Baker Hughes, Inc.	1,168,233	0.2
113,219		Chevron Corp.	13,452,682	2.0
72,577		ConocoPhillips	4,361,878	0.6
23,206		Devon Energy Corp.	1,309,283	0.2
15,474		EOG Resources, Inc.	1,981,755	0.3
268,387		ExxonMobil Corp.	24,184,353	3.6
52,967		Halliburton Co.	2,140,396	0.3
17,467		Hess Corp.	1,250,812	0.2
27,914		Kinder Morgan, Inc./Delaware	1,079,714	0.2
40,351		Marathon Oil Corp.	1,360,636	0.2
24,461		National Oilwell Varco, Inc.	1,730,616	0.2
46,550		Occidental Petroleum Corp.	3,648,123	0.5
35,889		Phillips 66	2,511,153	0.4
76,541		Schlumberger Ltd.	5,732,155	0.8
37,472		Spectra Energy Corp.	1,152,264	0.2
38,653		Williams Companies, Inc.	1,447,941	0.2
			72,750,136	10.8
		Financials: 14.3%
19,443	@	ACE Ltd.	1,729,844	0.2
26,837		Aflac, Inc.	1,396,061	0.2
36,996	@	American International Group, Inc.	1,436,185	0.2
28,281		Allstate Corp.	1,387,749	0.2
57,467		American Express Co.	3,876,724	0.6
22,647		American Tower Corp.	1,742,007	0.3
618,537		Bank of America Corp.	7,533,781	1.1
68,464		Bank of New York Mellon Corp.	1,916,307	0.3
40,101		BB&T Corp.	1,258,770	0.2
102,208	@	Berkshire Hathaway, Inc.	10,650,074	1.6
7,312		Blackrock, Inc.	1,878,307	0.3
33,318		Capital One Financial Corp.	1,830,824	0.3
61,671		Charles Schwab Corp.	1,090,960	0.2
15,497		Chubb Corp.	1,356,452	0.2
168,294		Citigroup, Inc.	7,445,327	1.1
18,998		CME Group, Inc.	1,166,287	0.2
28,582		Discover Financial Services	1,281,617	0.2
18,612		Equity Residential	1,024,777	0.1
7,991		Franklin Resources, Inc.	1,205,123	0.2
26,717		Goldman Sachs Group, Inc.	3,931,406	0.6
218,481		JPMorgan Chase & Co.	10,369,108	1.5
17,952		Loews Corp.	791,145	0.1
31,356		Marsh & McLennan Cos., Inc.	1,190,587	0.2
48,824		Metlife, Inc.	1,856,288	0.3
88,426		Morgan Stanley	1,943,603	0.3
30,353		PNC Financial Services Group, Inc.	2,018,474	0.3
26,811		Prudential Financial, Inc.	1,581,581	0.2
8,192		Public Storage, Inc.	1,247,805	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
17,403		Simon Property Group, Inc.	$2,759,420	0.4
26,223		State Street Corp.	1,549,517	0.2
22,273		Travelers Cos., Inc.	1,875,164	0.3
108,719		US Bancorp.	3,688,836	0.5
281,194		Wells Fargo & Co.	10,401,366	1.5
			96,411,476	14.3
		Health Care: 12.7%
90,303		Abbott Laboratories	3,189,502	0.5
90,303		AbbVie, Inc.	3,682,556	0.5
19,946		Aetna, Inc.	1,019,640	0.2
17,418		Allergan, Inc.	1,944,371	0.3
44,633		Amgen, Inc.	4,575,329	0.7
31,597		Baxter International, Inc.	2,295,206	0.3
11,632		Becton Dickinson & Co.	1,112,136	0.2
13,689	@	Biogen Idec, Inc.	2,640,745	0.4
96,652		Bristol-Myers Squibb Co.	3,981,096	0.6
19,866		Cardinal Health, Inc.	826,823	0.1
25,279	@	Celgene Corp.	2,930,089	0.4
27,676		Covidien PLC	1,877,540	0.3
58,805		Eli Lilly & Co.	3,339,536	0.5
46,231	@	Express Scripts Holding Co.	2,665,217	0.4
86,944		Gilead Sciences, Inc.	4,254,170	0.6
2,279	@	Intuitive Surgical, Inc.	1,119,422	0.2
157,628		Johnson & Johnson	12,851,411	1.9
13,511		McKesson Corp.	1,458,648	0.2
59,527		Medtronic, Inc.	2,795,388	0.4
174,561		Merck & Co., Inc.	7,720,833	1.1
429,775		Pfizer, Inc.	12,403,306	1.8
17,760		Stryker Corp.	1,158,662	0.2
21,081		Thermo Fisher Scientific, Inc.	1,612,486	0.2
59,543		UnitedHealth Group, Inc.	3,406,455	0.5
17,437		WellPoint, Inc.	1,154,852	0.2
			86,015,419	12.7
		Industrials: 9.3%
39,823		3M Co.	4,233,583	0.6
42,989		Boeing Co.	3,690,606	0.5
37,450		Caterpillar, Inc.	3,257,027	0.5
59,585		CSX Corp.	1,467,579	0.2
11,116		Cummins, Inc.	1,287,344	0.2
33,321		Danaher Corp.	2,070,900	0.3
22,832		Deere & Co.	1,963,095	0.3
42,107		Emerson Electric Co.	2,352,518	0.3
18,103		FedEx Corp.	1,777,715	0.3
18,238		General Dynamics Corp.	1,285,961	0.2
608,107		General Electric Co.	14,059,434	2.1
44,590		Honeywell International, Inc.	3,359,857	0.5
23,129		Illinois Tool Works, Inc.	1,409,481	0.2
15,016		Lockheed Martin Corp.	1,449,344	0.2
18,705		Norfolk Southern Corp.	1,441,781	0.2
14,437		Northrop Grumman Corp.	1,012,756	0.2
8,341		Precision Castparts Corp.	1,581,620	0.2
19,315		Raytheon Co.	1,135,529	0.2
26,568		Tyco International Ltd.	850,176	0.1
27,332		Union Pacific Corp.	3,892,350	0.6
41,626		United Parcel Service, Inc. - Class B	3,575,673	0.5
52,308		United Technologies Corp.	4,887,136	0.7
26,865		Waste Management, Inc.	1,053,377	0.2
			63,094,842	9.3
		Information Technology: 18.2%
36,951		Accenture PLC	2,807,167	0.4
28,586	@	Adobe Systems, Inc.	1,243,777	0.2
53,667		Apple, Inc.	23,754,624	3.5
28,075		Automatic Data Processing, Inc.	1,825,436	0.3
31,620		Broadcom Corp.	1,096,265	0.2
307,453		Cisco Systems, Inc.	6,428,842	0.9
17,478	@	Cognizant Technology Solutions Corp.	1,338,989	0.2
87,099		Corning, Inc.	1,161,030	0.2
84,617		Dell, Inc.	1,212,562	0.2
66,471	@	eBay, Inc.	3,604,058	0.5
120,521	@	EMC Corp.	2,879,247	0.4
24,171	@	Facebook, Inc.	618,294	0.1
14,858		Google, Inc. - Class A	11,797,698	1.7
113,499		Hewlett-Packard Co.	2,705,816	0.4
62,564		International Business Machines Corp.	13,344,901	2.0
288,747		Intel Corp.	6,309,122	0.9
6,224		Mastercard, Inc.	3,367,993	0.5
432,015		Microsoft Corp.	12,359,949	1.8
16,768		Motorola Solutions, Inc.	1,073,655	0.2
219,287		Oracle Corp.	7,091,742	1.0
98,385		Qualcomm, Inc.	6,586,876	1.0
8,413	@	Salesforce.com, Inc.	1,504,497	0.2
65,788		Texas Instruments, Inc.	2,334,158	0.3
29,994		Visa, Inc.	5,094,181	0.8
5,078	@	VMware, Inc.	400,553	0.1
63,660	@	Yahoo!, Inc.	1,497,920	0.2
			123,439,352	18.2
		Materials: 2.6%
12,009		Air Products & Chemicals, Inc.	1,046,224	0.1
68,603		Dow Chemical Co.	2,184,319	0.3
14,928		Ecolab, Inc.	1,196,927	0.2
53,786		EI Du Pont de Nemours & Co.	2,644,120	0.4
54,467		Freeport-McMoRan Copper & Gold, Inc.	1,802,858	0.3
18,441		LyondellBasell Industries NV Class A	1,167,131	0.2
30,616		Monsanto Co.	3,233,968	0.5
17,023		Mosaic Co.	1,014,741	0.1
28,156		Newmont Mining Corp.	1,179,455	0.2
17,186		Praxair, Inc.	1,916,926	0.3
9,310		Southern Copper Corp.	349,777	0.0
			17,736,446	2.6
		Telecommunication Services: 3.1%
315,178		AT&T, Inc.	11,563,881	1.7
35,654		CenturyTel, Inc.	1,252,525	0.2
163,060		Verizon Communications, Inc.	8,014,399	1.2
			20,830,805	3.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: 2.4%
27,796		American Electric Power Co., Inc.	$1,351,719	0.2
16,815		Consolidated Edison, Inc.	1,026,219	0.2
32,618		Dominion Resources, Inc.	1,897,715	0.3
40,300		Duke Energy Corp.	2,925,377	0.4
48,917		Exelon Corp.	1,686,658	0.2
24,000		FirstEnergy Corp.	1,012,800	0.2
23,907		NextEra Energy, Inc.	1,857,096	0.3
24,245		Pacific Gas & Electric Co.	1,079,630	0.2
29,037		Public Service Enterprise Group, Inc.	997,131	0.1
49,854		Southern Co.	2,339,150	0.3
			16,173,495	2.4
		Total Common Stock
		(Cost $357,297,497)	640,375,606	94.7
SHORT-TERM INVESTMENTS: 4.7%
		Mutual Funds: 4.7%
31,667,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $31,667,000)	31,667,000	4.7
		Total Short-Term Investments
		(Cost $31,667,000)	31,667,000	4.7
		Total Investments in Securities (Cost $388,964,497)	$672,042,606	99.4
		Assets in Excess of Other Liabilities	3,880,415	0.6
		Net Assets	$675,923,021	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $394,655,176.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$285,325,756
		Gross Unrealized Depreciation	(7,938,326)
		Net Unrealized Appreciation	$277,387,430

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$640,375,606	$—	$—	$640,375,606
Short-Term Investments	31,667,000	—	—	31,667,000
Total Investments, at fair value	$672,042,606	$—	$—	$672,042,606
Other Financial Instruments+
Futures	285,628	—	—	285,628
Total Assets	$672,328,234	$—	$—	$672,328,234

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	460	06/21/13	$35,942,100	$285,628
			$35,942,100	$285,628

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Consumer Discretionary: 7.7%
5,024		ADT Corp.	$245,875	0.2
9,488		Carnival Corp.	325,438	0.3
12,281		CBS Corp. - Class B	573,400	0.4
32,118		Comcast Corp. — Class A	1,349,277	1.0
85,627		Ford Motor Co.	1,125,995	0.8
17,479	@	General Motors Co.	486,266	0.4
15,527		Johnson Controls, Inc.	544,532	0.4
22,311		Lowe’s Cos., Inc.	846,033	0.6
31,365		News Corp. - Class A	957,260	0.7
14,247		Target Corp.	975,207	0.7
8,476		Thomson Reuters Corp.	275,301	0.2
21,912		Time Warner, Inc.	1,262,569	0.9
25,783		Walt Disney Co.	1,464,474	1.1
			10,431,627	7.7
		Consumer Staples: 8.2%
10,406		Altria Group, Inc.	357,862	0.3
15,031		Archer-Daniels-Midland Co.	506,996	0.4
860		Colgate-Palmolive Co.	101,506	0.1
23,342		CVS Caremark Corp.	1,283,577	0.9
3,051		General Mills, Inc.	150,445	0.1
300		Kellogg Co.	19,329	0.0
903		Kimberly-Clark Corp.	88,476	0.1
12,789		Kraft Foods Group, Inc.	659,017	0.5
38,366		Mondelez International, Inc.	1,174,383	0.9
3,154		Philip Morris International, Inc.	292,407	0.2
57,978		Procter & Gamble Co.	4,467,785	3.3
4,746		Reynolds American, Inc.	211,149	0.1
6,014		Sysco Corp.	211,512	0.2
19,695		Walgreen Co.	939,058	0.7
8,141		Wal-Mart Stores, Inc.	609,191	0.4
			11,072,693	8.2
		Energy: 18.0%
11,404		Anadarko Petroleum Corp.	997,280	0.7
8,922		Apache Corp.	688,422	0.5
10,010		Baker Hughes, Inc.	464,564	0.4
44,914		Chevron Corp.	5,336,681	3.9
28,866		ConocoPhillips	1,734,847	1.3
9,231		Devon Energy Corp.	520,813	0.4
106,467		ExxonMobil Corp.	9,593,741	7.1
14,346		Halliburton Co.	579,722	0.4
6,949		Hess Corp.	497,618	0.4
16,099		Marathon Oil Corp.	542,858	0.4
7,511		National Oilwell Varco, Inc.	531,403	0.4
18,514		Occidental Petroleum Corp.	1,450,942	1.1
14,272		Phillips 66	998,612	0.7
14,898		Spectra Energy Corp.	458,114	0.3
			24,395,617	18.0
		Financials: 25.0%
7,731	@	ACE Ltd.	687,827	0.5
10,676		Aflac, Inc.	555,366	0.4
14,717	@	American International Group, Inc.	571,314	0.4
11,197		Allstate Corp.	549,437	0.4
8,161		American Express Co.	550,541	0.4
245,972		Bank of America Corp.	2,995,939	2.2
27,222		Bank of New York Mellon Corp.	761,944	0.6
15,949		BB&T Corp.	500,639	0.4
40,649	@	Berkshire Hathaway, Inc.	4,235,626	3.1
1,353		Blackrock, Inc.	347,559	0.3
13,217		Capital One Financial Corp.	726,274	0.5
24,528		Charles Schwab Corp.	433,900	0.3
6,163		Chubb Corp.	539,447	0.4
66,929		Citigroup, Inc.	2,960,939	2.2
7,586		CME Group, Inc.	465,705	0.3
11,342		Discover Financial Services	508,575	0.4
6,824		Equity Residential	375,729	0.3
2,442		Franklin Resources, Inc.	368,278	0.3
10,626		Goldman Sachs Group, Inc.	1,563,616	1.1
86,888		JPMorgan Chase & Co.	4,123,705	3.0
7,120		Loews Corp.	313,778	0.2
2,466		Marsh & McLennan Cos., Inc.	93,634	0.1
19,417		Metlife, Inc.	738,234	0.5
35,164		Morgan Stanley	772,905	0.6
12,070		PNC Financial Services Group, Inc.	802,655	0.6
10,662		Prudential Financial, Inc.	628,951	0.5
1,047		Simon Property Group, Inc.	166,012	0.1
10,430		State Street Corp.	616,309	0.5
5,027		Travelers Cos., Inc.	423,223	0.3
43,236		US Bancorp.	1,466,997	1.1
111,830		Wells Fargo & Co.	4,136,592	3.0
			33,981,650	25.0
		Health Care: 13.2%
1,777		Abbott Laboratories	62,764	0.0
1,777		AbbVie, Inc.	72,466	0.0
7,480		Aetna, Inc.	382,378	0.3
1,016		Baxter International, Inc.	73,802	0.1
300		Becton Dickinson & Co.	28,683	0.0
3,373		Bristol-Myers Squibb Co.	138,934	0.1
3,455		Cardinal Health, Inc.	143,797	0.1
10,447		Covidien PLC	708,724	0.5
14,876		Eli Lilly & Co.	844,808	0.6
48,583		Johnson & Johnson	3,960,972	2.9
22,230		Medtronic, Inc.	1,043,921	0.8
69,424		Merck & Co., Inc.	3,070,624	2.3
170,491		Pfizer, Inc.	4,920,370	3.6
1,776		Stryker Corp.	115,866	0.1
8,384		Thermo Fisher Scientific, Inc.	641,292	0.5
23,680		UnitedHealth Group, Inc.	1,354,733	1.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
6,497		WellPoint, Inc.	$430,296	0.3
			17,994,430	13.2
		Industrials: 7.5%
1,522		3M Co.	161,804	0.1
1,578		Boeing Co.	135,471	0.1
7,290		CSX Corp.	179,553	0.1
8,733		Danaher Corp.	542,756	0.4
2,533		Emerson Electric Co.	141,519	0.1
6,746		FedEx Corp.	662,457	0.5
7,252		General Dynamics Corp.	511,338	0.4
241,236		General Electric Co.	5,577,376	4.1
518		Illinois Tool Works, Inc.	31,567	0.0
617		Lockheed Martin Corp.	59,553	0.1
7,437		Norfolk Southern Corp.	573,244	0.4
5,407		Northrop Grumman Corp.	379,301	0.3
7,609		Raytheon Co.	447,333	0.3
10,567		Tyco International Ltd.	338,144	0.3
10,567		Waste Management, Inc.	414,332	0.3
			10,155,748	7.5
		Information Technology: 4.8%
4,600	@	Adobe Systems, Inc.	200,146	0.2
4,547		Broadcom Corp.	157,644	0.1
122,269		Cisco Systems, Inc.	2,556,645	1.9
34,645		Corning, Inc.	461,818	0.3
33,649		Dell, Inc.	482,190	0.4
45,137		Hewlett-Packard Co.	1,076,066	0.8
29,513		Intel Corp.	644,859	0.5
8,569		Texas Instruments, Inc.	304,028	0.2
25,141	@	Yahoo!, Inc.	591,568	0.4
			6,474,964	4.8
		Materials: 2.5%
4,826		Air Products & Chemicals, Inc.	420,441	0.3
27,284		Dow Chemical Co.	868,723	0.7
21,666		Freeport-McMoRan Copper & Gold, Inc.	717,145	0.5
6,798		LyondellBasell Industries NV Class A	430,245	0.3
6,769		Mosaic Co.	403,500	0.3
11,199		Newmont Mining Corp.	469,126	0.4
887		Southern Copper Corp.	33,325	0.0
			3,342,505	2.5
		Telecommunication Services: 3.7%
125,032		AT&T, Inc.	4,587,424	3.4
14,180		CenturyTel, Inc.	498,144	0.3
			5,085,568	3.7
		Utilities: 4.7%
11,054		American Electric Power Co., Inc.	537,556	0.4
6,687		Consolidated Edison, Inc.	408,107	0.3
13,045		Dominion Resources, Inc.	758,958	0.5
16,066		Duke Energy Corp.	1,166,231	0.9
19,456		Exelon Corp.	670,843	0.5
9,547		FirstEnergy Corp.	402,883	0.3
9,522		NextEra Energy, Inc.	739,669	0.5
9,639		Pacific Gas & Electric Co.	429,225	0.3
11,547		Public Service Enterprise Group, Inc.	396,524	0.3
19,828		Southern Co.	930,330	0.7
			6,440,326	4.7
		Total Common Stock
		(Cost $89,847,312)	129,375,128	95.3
SHORT-TERM INVESTMENTS: 4.0%
		Mutual Funds: 4.0%
5,446,900		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,446,900)	5,446,900	4.0
		Total Short-Term Investments
		(Cost $5,446,900)	5,446,900	4.0
		Total Investments in Securities (Cost $95,294,212)	$134,822,028	99.3
		Assets in Excess of Other Liabilities	919,907	0.7
		Net Assets	$135,741,935	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $99,133,100.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$40,242,857
		Gross Unrealized Depreciation	(4,553,929)
		Net Unrealized Appreciation	$35,688,928

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$129,375,128	$—	$—	$129,375,128
Short-Term Investments	5,446,900	—	—	5,446,900
Total Investments, at fair value	$134,822,028	$—	$—	$134,822,028
Other Financial Instruments+
Futures	44,014	—	—	44,014
Total Assets	$134,866,042	$—	$—	$134,866,042

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	83	06/21/13	$6,485,205	$44,014
			$6,485,205	$44,014

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 25.3%
7,869		Aaron’s, Inc.	$225,683	0.1
10,013		Advance Auto Parts, Inc.	827,574	0.3
3,622		Allison Transmission Holdings, Inc.	86,964	0.0
7,779	@	AMC Networks, Inc.	491,477	0.2
20,708		American Eagle Outfitters	387,240	0.1
13,075	@	Apollo Group, Inc. - Class A	227,374	0.1
16,726		Ascena Retail Group, Inc.	310,267	0.1
2,547	@	Autonation, Inc.	111,431	0.0
4,914	@	Autozone, Inc.	1,949,728	0.6
5,569	@	Bally Technologies, Inc.	289,421	0.1
31,660	@	Bed Bath & Beyond, Inc.	2,039,537	0.7
8,114	@	Big Lots, Inc.	286,181	0.1
15,608	@	BorgWarner, Inc.	1,207,123	0.4
9,672		Brinker International, Inc.	364,151	0.1
3,090		Cablevision Systems Corp.	46,226	0.0
5,653	@	Carmax, Inc.	235,730	0.1
6,588	@	Carter’s, Inc.	377,295	0.1
6,641	@	Charter Communications, Inc.	691,859	0.2
16,027		Chico’s FAS, Inc.	269,254	0.1
4,318	@	Chipotle Mexican Grill, Inc.	1,407,107	0.5
340		Choice Hotels International, Inc.	14,385	0.0
15,643		Cinemark Holdings, Inc.	460,530	0.2
3,443	@	Clear Channel Outdoor Holdings, Inc.	25,788	0.0
17,523		Darden Restaurants, Inc.	905,589	0.3
2,996	@	Deckers Outdoor Corp.	166,847	0.1
44,706		Delphi Automotive PLC	1,984,946	0.7
12,642		Dick’s Sporting Goods, Inc.	597,967	0.2
32,531		Discovery Communications, Inc. - Class A	2,561,491	0.8
21,724		Dish Network Corp. - Class A	823,340	0.3
25,152	@	Dollar General Corp.	1,272,188	0.4
31,592	@	Dollar Tree, Inc.	1,530,001	0.5
2,823		D.R. Horton, Inc.	68,599	0.0
4,210		DSW, Inc.	268,598	0.1
9,703		Dunkin’ Brands Group, Inc.	357,847	0.1
7,445		Expedia, Inc.	446,774	0.2
13,165		Family Dollar Stores, Inc.	777,393	0.3
4,294		Foot Locker, Inc.	147,027	0.1
7,439	@	Fossil, Inc.	718,607	0.2
41,257		Gap, Inc.	1,460,498	0.5
1,080	@, L	Garmin Ltd.	35,683	0.0
19,646		Gentex Corp.	393,116	0.1
21,235		Genuine Parts Co.	1,656,330	0.5
9,383		GNC Holdings, Inc.	368,564	0.1
33,332	@	Goodyear Tire & Rubber Co.	420,316	0.1
6,006	@, L	Groupon, Inc.	36,757	0.0
23,432		H&R Block, Inc.	689,369	0.2
13,285		Hanesbrands, Inc.	605,265	0.2
31,531		Harley-Davidson, Inc.	1,680,602	0.6
14,190	L	Hasbro, Inc.	623,509	0.2
3,894	@	HomeAway, Inc.	126,555	0.0
20,149		International Game Technology	332,458	0.1
3,391		Interpublic Group of Cos., Inc.	44,185	0.0
3,357	@, L	ITT Educational Services, Inc.	46,259	0.0
3,757	@	Jarden Corp.	160,987	0.1
2,767		John Wiley & Sons, Inc.	107,802	0.0
2,169		Kohl’s Corp.	100,056	0.0
32,875		L Brands, Inc.	1,468,197	0.5
9,054	@	Lamar Advertising Co.	440,115	0.1
35,724	@	Liberty Global, Inc.	2,622,142	0.9
961		Liberty Media Corp.	107,276	0.0
10,874	@	Liberty Media Corp. - Interactive	232,486	0.1
579	@	Liberty Ventures	43,761	0.0
40,152		LKQ Corp.	873,707	0.3
7,127		Macy’s, Inc.	298,194	0.1
490		The Madison Square Garden, Inc.	28,224	0.0
30,120		Marriott International, Inc.	1,271,968	0.4
35,897		Mattel, Inc.	1,571,930	0.5
38,090		McGraw-Hill Cos., Inc.	1,983,727	0.7
11,543		Michael Kors Holdings Ltd.	655,527	0.2
3,074		Morningstar, Inc.	214,934	0.1
7,561	@	NetFlix, Inc.	1,432,129	0.5
20,283		Nordstrom, Inc.	1,120,230	0.4
616	@	NVR, Inc.	665,348	0.2
37,130		Omnicom Group, Inc.	2,186,957	0.7
15,163	@	O’Reilly Automotive, Inc.	1,554,966	0.5
13,935	@, L	Pandora Media, Inc.	197,320	0.1
3,859	@	Panera Bread Co.	637,661	0.2
734	@	Penn National Gaming, Inc.	39,952	0.0
14,764		Petsmart, Inc.	916,844	0.3
8,810		Polaris Industries, Inc.	814,837	0.3
9,743		PVH Corp.	1,040,650	0.3
8,396		Ralph Lauren Corp.	1,421,527	0.5
3,960	L	Regal Entertainment Group	66,013	0.0
30,851		Ross Stores, Inc.	1,870,188	0.6
19,765	@	Sally Beauty Holdings, Inc.	580,696	0.2
11,570		Scripps Networks Interactive - Class A	744,414	0.2
517,607		Sirius XM Radio, Inc.	1,594,230	0.5
26,917		Starwood Hotels & Resorts Worldwide, Inc.	1,715,420	0.6
979		Starz - Liberty Capital	21,685	0.0
8,113	@, L	Tempur-Pedic International, Inc.	402,648	0.1
9,637	@, L	Tesla Motors, Inc.	365,146	0.1
420		Thor Industries, Inc.	15,452	0.0
14,497		Tiffany & Co.	1,008,121	0.3
9,813		Tractor Supply Co.	1,021,828	0.3
11,726	@	TripAdvisor, Inc.	615,849	0.2
7,615		Tupperware Corp.	622,450	0.2
8,563		Ulta Salon Cosmetics & Fragrance, Inc.	695,059	0.2
10,577		Under Armour, Inc.	541,542	0.2
14,492	@	Urban Outfitters, Inc.	561,420	0.2
11,937		VF Corp.	2,002,432	0.7

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
37,825		Virgin Media, Inc.	$1,852,290	0.6
400	@	Visteon Corp.	23,080	0.0
3,653		Weight Watchers International, Inc.	153,828	0.1
6,754		Williams-Sonoma, Inc.	347,966	0.1
18,608		Wyndham Worldwide Corp.	1,199,844	0.4
10,854		Wynn Resorts Ltd.	1,358,487	0.5
			77,068,547	25.3
		Consumer Staples: 8.0%
45,341		Avon Products, Inc.	939,919	0.3
17,803		Brown-Forman Corp.	1,271,134	0.4
18,700		Campbell Soup Co.	848,232	0.3
11,672		Church & Dwight Co., Inc.	754,361	0.3
1,100		Clorox Co.	97,383	0.0
2,781		Coca-Cola Enterprises, Inc.	102,675	0.0
21,554	@	Dean Foods Co.	390,774	0.1
28,847		Dr Pepper Snapple Group, Inc.	1,354,367	0.5
15,270		Flowers Foods, Inc.	502,994	0.2
3,771	@	Fresh Market, Inc.	161,286	0.1
15,856	@, L	Green Mountain Coffee Roasters, Inc.	899,987	0.3
14,706	@, L	Herbalife Ltd.	550,740	0.2
20,440		Hershey Co.	1,789,113	0.6
13,768		Hillshire Brands Co.	483,945	0.2
27,143		HJ Heinz Co.	1,961,625	0.6
10,460		Hormel Foods Corp.	432,207	0.1
2,245		Ingredion, Inc.	162,358	0.1
71,851		Kroger Co.	2,381,142	0.8
53,326		Lorillard, Inc.	2,151,704	0.7
18,059		McCormick & Co., Inc.	1,328,239	0.4
27,766		Mead Johnson Nutrition Co.	2,150,477	0.7
18,442	@	Monster Beverage Corp.	880,421	0.3
7,305		Nu Skin Enterprises, Inc.	322,881	0.1
4,515		Safeway, Inc.	118,970	0.0
1,809	@, L	WhiteWave Foods Co.	30,880	0.0
24,998		Whole Foods Market, Inc.	2,168,576	0.7
			24,236,390	8.0
		Energy: 5.7%
2,444	@	Atwood Oceanics, Inc.	128,408	0.1
28,575		Cabot Oil & Gas Corp.	1,931,956	0.6
25,759	@	Cameron International Corp.	1,679,487	0.6
2,687	L	CARBO Ceramics, Inc.	244,705	0.1
19,092	@	Cheniere Energy, Inc.	534,576	0.2
23,600		Cobalt International Energy, Inc.	665,520	0.2
14,167		Concho Resources, Inc.	1,380,291	0.5
5,745		Continental Resources, Inc.	499,413	0.2
10,301		Dresser-Rand Group, Inc.	635,160	0.2
1,237	@	Era Group, Inc.	25,977	0.0
32,563	@	FMC Technologies, Inc.	1,771,102	0.6
5,926	@	Golar LNG Ltd.	219,025	0.1
3,043		Helmerich & Payne, Inc.	184,710	0.1
9,625	@	Kosmos Energy, LLC	108,762	0.0
2,648		Laredo Petroleum Holdings, Inc.	48,432	0.0
5,375		Noble Energy, Inc.	621,672	0.2
14,748		Oceaneering International, Inc.	979,415	0.3
6,434	@	Oil States International, Inc.	524,821	0.2
15,206		Pioneer Natural Resources Co.	1,889,345	0.6
22,089		Range Resources Corp.	1,790,092	0.6
7,318	L	RPC, Inc.	111,014	0.0
1,218		SEACOR Holdings, Inc.	89,742	0.0
7,279		SM Energy Co.	431,062	0.1
16,454	@	Southwestern Energy Co.	613,076	0.2
2,277	@	Whiting Petroleum Corp.	115,763	0.0
3,158		World Fuel Services Corp.	125,436	0.0
			17,348,962	5.7
		Financials: 7.6%
5,219	@	Affiliated Managers Group, Inc.	801,482	0.3
415	@	Alexander & Baldwin, Inc.	14,836	0.0
2,527	@	Allied World Assurance Co. Holdings Ltd.	234,303	0.1
1,261		American Campus Communities, Inc.	57,174	0.0
3,780	@	Aon PLC	232,470	0.1
13,934		Apartment Investment & Management Co.	427,216	0.1
2,066	@	Arch Capital Group Ltd.	108,610	0.0
16,140		Arthur J. Gallagher & Co.	666,743	0.2
3,449		Boston Properties, Inc.	348,556	0.1
2,992		BRE Properties, Inc.	145,651	0.0
1,447		Brown & Brown, Inc.	46,362	0.0
8,663		Camden Property Trust	594,975	0.2
10,301		CBOE Holdings, Inc.	380,519	0.1
44,675	@	CBRE Group, Inc.	1,128,044	0.4
17,490		Digital Realty Trust, Inc.	1,170,256	0.4
15,726		Eaton Vance Corp.	657,819	0.2
619	@	Endurance Specialty Holdings Ltd.	29,594	0.0
4,647		Equity Lifestyle Properties, Inc.	356,890	0.1
3,518		Erie Indemnity Co.	265,715	0.1
5,175		Essex Property Trust, Inc.	779,251	0.3
9,446		Extra Space Storage, Inc.	370,944	0.1
6,832		Federal Realty Investment Trust	738,129	0.2
10,420	L	Federated Investors, Inc.	246,641	0.1
2,792		Hanover Insurance Group, Inc.	138,707	0.0
4,177		HCP, Inc.	208,265	0.1
3,566		Home Properties, Inc.	226,156	0.1
9,907	@	IntercontinentalExchange, Inc.	1,615,534	0.5
763		Kilroy Realty Corp.	39,981	0.0
15,566	@	Lazard Ltd.	531,268	0.2
6,334		Leucadia National Corp.	173,742	0.1
5,937		LPL Financial Holdings, Inc.	191,409	0.1
5,265		Mid-America Apartment Communities, Inc.	363,601	0.1
26,713		Moody’s Corp.	1,424,337	0.5
16,550	@	MSCI, Inc. - Class A	561,542	0.2
10,003		People’s United Financial, Inc.	134,440	0.0
21,996		Plum Creek Timber Co., Inc.	1,148,191	0.4
3,052		Post Properties, Inc.	143,749	0.0
13,206		Rayonier, Inc.	788,002	0.3
1,722	@	Realogy Holdings Corp.	84,102	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
7,372		Regency Centers Corp.	$390,053	0.1
18,698		SEI Investments Co.	539,437	0.2
1,139		Signature Bank	89,708	0.0
1,070	@	St. Joe Co.	22,738	0.0
34,739		T. Rowe Price Group, Inc.	2,600,909	0.9
12,618		Tanger Factory Outlet Centers, Inc.	456,519	0.2
2,488		Taubman Centers, Inc.	193,218	0.1
1,958	@	Validus Holdings Ltd.	73,170	0.0
11,756		Waddell & Reed Financial, Inc.	514,678	0.2
23,427		Weyerhaeuser Co.	735,139	0.2
			23,190,775	7.6
		Health Care: 12.5%
17,351	@	Actavis, Inc.	1,598,201	0.5
47,341		Agilent Technologies, Inc.	1,986,902	0.7
26,162	@	Alexion Pharmaceuticals, Inc.	2,410,567	0.8
32,066		AmerisourceBergen Corp.	1,649,796	0.5
24,768	@	Ariad Pharmaceuticals, Inc.	448,053	0.1
16,640		BioMarin Pharmaceuticals, Inc.	1,036,006	0.3
12,685	@	Bruker BioSciences Corp.	242,284	0.1
27,870		Catamaran Corp.	1,477,946	0.5
19,732	@	Cerner Corp.	1,869,607	0.6
4,265	@	Charles River Laboratories International, Inc.	188,812	0.1
1,937		Cooper Cos., Inc.	208,964	0.1
488	@	Covance, Inc.	36,268	0.0
11,431		CR Bard, Inc.	1,152,016	0.4
12,802	@	DaVita, Inc.	1,518,189	0.5
8,608		Densply International, Inc.	365,151	0.1
15,607	@	Edwards Lifesciences Corp.	1,282,271	0.4
9,507		Endo Pharmaceuticals Holdings, Inc.	292,435	0.1
14,561		HCA Holdings, Inc.	591,613	0.2
6,952	@	Henry Schein, Inc.	643,408	0.2
7,494	@	Idexx Laboratories, Inc.	692,371	0.2
16,813	@	Illumina, Inc.	907,902	0.3
13,106	@, L	Incyte Corp., Ltd.	306,811	0.1
13,185	@	Laboratory Corp. of America Holdings	1,189,287	0.4
2,288	@	Life Technologies Corp.	147,873	0.1
9,872		Medivation, Inc.	461,713	0.2
4,284		Mettler Toledo International, Inc.	913,435	0.3
50,801	@	Mylan Laboratories	1,470,181	0.5
11,007	@	Myriad Genetics, Inc.	279,578	0.1
9,784		Onyx Pharmaceuticals, Inc.	869,406	0.3
11,779		Patterson Cos., Inc.	448,073	0.1
12,722		Perrigo Co.	1,510,483	0.5
2,572		Quest Diagnostics	145,189	0.0
10,520		Regeneron Pharmaceuticals, Inc.	1,855,728	0.6
19,441	L	Resmed, Inc.	901,285	0.3
8,330	@	Salix Pharmaceuticals Ltd.	426,329	0.1
1,401	@	Sirona Dental Systems, Inc.	103,296	0.0
29,702		St. Jude Medical, Inc.	1,201,149	0.4
5,017		Techne Corp.	340,403	0.1
851	@	Tenet Healthcare Corp.	40,491	0.0
7,988	@	Thoratec Corp.	299,550	0.1
6,512	@	United Therapeutics Corp.	396,385	0.1
717		Universal Health Services, Inc.	45,795	0.0
15,187	@	Varian Medical Systems, Inc.	1,093,464	0.4
28,744	@	Vertex Pharmaceuticals, Inc.	1,580,345	0.5
22,821		Warner Chilcott PLC	309,225	0.1
12,104	@	Waters Corp.	1,136,687	0.4
2,418		Zimmer Holdings, Inc.	181,882	0.1
			38,252,805	12.5
		Industrials: 15.5%
32,837		Ametek, Inc.	1,423,812	0.5
2,904	@	Armstrong World Industries, Inc.	162,305	0.1
16,156		Babcock & Wilcox Co.	458,992	0.2
13,332		BE Aerospace, Inc.	803,786	0.3
720		Carlisle Cos., Inc.	48,809	0.0
22,145		CH Robinson Worldwide, Inc.	1,316,742	0.4
8,128		Chicago Bridge & Iron Co. NV	504,749	0.2
6,407		Cintas Corp.	282,741	0.1
7,315	@	Clean Harbors, Inc.	424,928	0.1
1,306	@	Colfax Corp.	60,781	0.0
4,162		Con-way, Inc.	146,544	0.0
3,645	@	Copa Holdings S.A.	435,978	0.1
13,878	@	Copart, Inc.	475,738	0.2
1,057		Covanta Holding Corp.	21,299	0.0
73,937		Delta Airlines, Inc.	1,220,700	0.4
20,276		Donaldson Co., Inc.	733,788	0.2
3,747		Dun & Bradstreet Corp.	313,437	0.1
11,550	@	Eaton Corp. PLC	707,437	0.2
14,757		Equifax, Inc.	849,856	0.3
26,147		Expeditors International Washington, Inc.	933,709	0.3
40,323		Fastenal Co.	2,070,586	0.7
6,050		Flowserve Corp.	1,014,645	0.3
17,204		Fluor Corp.	1,141,141	0.4
3,590	@	Fortune Brands Home & Security, Inc.	134,374	0.0
421	@	General Cable Corp.	15,421	0.0
8,234		Graco, Inc.	477,819	0.2
19,154	@	Hertz Global Holdings, Inc.	426,368	0.1
6,678		Hubbell, Inc.	648,501	0.2
2,221		IDEX Corp.	118,646	0.0
6,857		IHS, Inc.	718,065	0.2
33,361		Ingersoll-Rand PLC - Class A	1,835,189	0.6
21,121		Iron Mountain, Inc.	766,903	0.3
2,971		ITT Corp.	84,465	0.0
12,230		JB Hunt Transport Services, Inc.	910,890	0.3
14,413		Joy Global, Inc.	857,862	0.3
11,685		Kansas City Southern	1,295,866	0.4
5,637	@	Kirby Corp.	432,922	0.1
6,395		Landstar System, Inc.	365,091	0.1
6,941		Lennox International, Inc.	440,684	0.1
11,400		Lincoln Electric Holdings, Inc.	617,652	0.2
13,719		Manitowoc Co., Inc.	282,063	0.1
48,625		Masco Corp.	984,656	0.3
409		Matson, Inc.	10,061	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
1,934	@	MRC Global, Inc.	$63,687	0.0
6,206		MSC Industrial Direct Co.	532,351	0.2
4,154	@	Nielsen Holdings NV	148,796	0.0
8,119		Nordson Corp.	535,448	0.2
10,980		Paccar, Inc.	555,149	0.2
15,769		Pall Corp.	1,078,127	0.4
9,257		Parker Hannifin Corp.	847,756	0.3
14,275	L	Pitney Bowes, Inc.	212,126	0.1
6,338	@, L	Polypore International, Inc.	254,661	0.1
19,476		Robert Half International, Inc.	730,934	0.2
19,438		Rockwell Automation, Inc.	1,678,471	0.6
18,598		Rockwell Collins, Inc.	1,173,906	0.4
8,698		Rollins, Inc.	213,536	0.1
13,269		Roper Industries, Inc.	1,689,276	0.6
1,574		Snap-On, Inc.	130,170	0.0
19,308		Southwest Airlines Co.	260,272	0.1
3,744	@	Spirit Aerosystems Holdings, Inc.	71,099	0.0
1,931		SPX Corp.	152,472	0.1
11,587	@	Stericycle, Inc.	1,230,308	0.4
2,300		Textron, Inc.	68,563	0.0
1,064		Timken Co.	60,201	0.0
8,150		Toro Co.	375,226	0.1
6,957		TransDigm Group, Inc.	1,063,864	0.4
2,334		Triumph Group, Inc.	183,219	0.1
45,227	@	United Continental Holdings, Inc.	1,447,716	0.5
12,764		United Rentals, Inc.	701,637	0.2
3,178		Valmont Industries, Inc.	499,804	0.2
17,274		Verisk Analytics, Inc.	1,064,597	0.4
8,143	@	WABCO Holdings, Inc.	574,814	0.2
6,560		Wabtec Corp.	669,842	0.2
1,011		Waste Connections, Inc.	36,376	0.0
7,958		WW Grainger, Inc.	1,790,391	0.6
2,806		Xylem, Inc.	77,333	0.0
			47,148,129	15.5
		Information Technology: 16.3%
7,924	@	Acme Packet, Inc.	231,539	0.1
85,547	@, L	Advanced Micro Devices, Inc.	218,145	0.1
22,546	@	Akamai Technologies, Inc.	795,648	0.3
6,857		Alliance Data Systems Corp.	1,110,080	0.4
43,942		Altera Corp.	1,558,623	0.5
22,065		Amphenol Corp.	1,647,152	0.5
3,482		Analog Devices, Inc.	161,878	0.1
12,687	@	Ansys, Inc.	1,032,976	0.3
2,417		AOL, Inc.	93,030	0.0
5,258	@	Atmel Corp.	36,596	0.0
31,469	@	Autodesk, Inc.	1,297,782	0.4
31,260		Avago Technologies Ltd.	1,122,859	0.4
19,461	@	BMC Software, Inc.	901,628	0.3
17,008		Broadridge Financial Solutions ADR	422,479	0.1
2,810		CA, Inc.	70,728	0.0
37,396	@	Cadence Design Systems, Inc.	520,926	0.2
25,358	@	Citrix Systems, Inc.	1,829,833	0.6
1,594	@	Compuware Corp.	19,925	0.0
6,206	@, L	Concur Technologies, Inc.	426,104	0.1
11,498		Cypress Semiconductor Corp.	126,823	0.0
681		Diebold, Inc.	20,648	0.0
3,812	L	Dolby Laboratories, Inc.	127,931	0.0
720		DST Systems, Inc.	51,314	0.0
1,448	@	EchoStar Corp.	56,429	0.0
6,548	@	Equinix, Inc.	1,416,398	0.5
10,812	@	F5 Networks, Inc.	963,133	0.3
6,119		Factset Research Systems, Inc.	566,619	0.2
15,373	@	Fiserv, Inc.	1,350,211	0.4
6,629	@	FleetCor Technologies, Inc.	508,245	0.2
14,899		Flir Systems, Inc.	387,523	0.1
17,778	@	Fortinet, Inc.	420,983	0.1
6,464	@	Freescale Semiconductor Holdings Ltd.	96,249	0.0
9,258	@, L	Fusion-io, Inc.	151,553	0.1
12,705	@	Gartner, Inc.	691,279	0.2
13,844	@	Genpact Ltd.	251,822	0.1
10,700		Global Payments, Inc.	531,362	0.2
4,637		Harris Corp.	214,879	0.1
1,623		IAC/InterActiveCorp	72,516	0.0
14,746	@	Informatica Corp.	508,295	0.2
39,992		Intuit, Inc.	2,625,475	0.9
4,340	L	IPG Photonics Corp.	288,219	0.1
4,609		Jabil Circuit, Inc.	85,174	0.0
11,888		Jack Henry & Associates, Inc.	549,344	0.2
7,008	@	Lam Research Corp.	290,552	0.1
11,513		Lender Processing Services, Inc.	293,121	0.1
31,353		Linear Technology Corp.	1,203,015	0.4
8,897	@	LinkedIn Corp.	1,566,406	0.5
77,455	@	LSI Logic Corp.	525,145	0.2
19,897		Maxim Integrated Products	649,637	0.2
26,360		Microchip Technology, Inc.	968,994	0.3
10,939	@	Micros Systems, Inc.	497,834	0.2
12,712		National Instruments Corp.	416,318	0.1
21,629	@	NCR Corp.	596,095	0.2
33,167	@	NetApp, Inc.	1,132,985	0.4
4,276	@	NetSuite, Inc.	342,337	0.1
9,110	@	NeuStar, Inc.	423,888	0.1
32,909		Nuance Communications, Inc.	664,104	0.2
759	@, L	Palo Alto Networks, Inc.	42,959	0.0
41,140		Paychex, Inc.	1,442,780	0.5
14,856	@	Rackspace Hosting, Inc.	749,931	0.3
26,268	@	Red Hat, Inc.	1,328,110	0.4
21,758	@	Riverbed Technolgoy, Inc.	324,412	0.1
2,900	@	Rovi Corp.	62,089	0.0
13,806		SAIC, Inc.	187,071	0.1
1,658	@	ServiceNow, Inc.	60,020	0.0
5,325	@	Silicon Laboratories, Inc.	220,242	0.1
23,013	@	Skyworks Solutions, Inc.	506,976	0.2
8,391		SolarWinds, Inc.	495,908	0.2
9,462		Solera Holdings, Inc.	551,918	0.2
2,150	@	Splunk, Inc.	86,064	0.0
1,630	@, L	Stratasys Ltd.	120,979	0.0
5,594	@	Symantec Corp.	138,060	0.1
1,582	@	Synopsys, Inc.	56,762	0.0
22,977		Teradata Corp.	1,344,384	0.4
3,128	@	Teradyne, Inc.	50,736	0.0
22,461	@	TIBCO Software, Inc.	454,161	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
18,930		Total System Services, Inc.	$469,085	0.2
34,068	@	Trimble Navigation Ltd.	1,020,677	0.3
5,370	@	Vantiv, Inc.	127,484	0.0
14,664	@	VeriFone Holdings, Inc.	303,252	0.1
19,794	@	VeriSign, Inc.	935,860	0.3
12,259		Western Digital Corp.	616,383	0.2
77,919		Western Union Co.	1,171,902	0.4
2,678	@	Workday, Inc.	165,045	0.1
35,940		Xilinx, Inc.	1,371,830	0.5
1,134	@	Zebra Technologies Corp.	53,445	0.0
18,163	@, L	Zynga, Inc.	61,028	0.0
			49,650,339	16.3
		Materials: 6.1%
9,354		Airgas, Inc.	927,543	0.3
6,851		Albemarle Corp.	428,325	0.1
12,250	@	Allied Nevada Gold Corp.	201,635	0.1
3,071		Aptargroup, Inc.	176,122	0.1
21,340		Ball Corp.	1,015,357	0.3
480		Carpenter Technology Corp.	23,659	0.0
21,299		Celanese Corp.	938,221	0.3
1,986		CF Industries Holdings, Inc.	378,075	0.1
4,504		Compass Minerals International, Inc.	355,366	0.1
4,863	@	Crown Holdings, Inc.	202,349	0.1
17,051		Eastman Chemical Co.	1,191,353	0.4
18,678		FMC Corp.	1,065,206	0.4
11,042		International Flavors & Fragrances, Inc.	846,590	0.3
3,558		Intrepid Potash, Inc.	66,748	0.0
3,179		Martin Marietta Materials, Inc.	324,322	0.1
2,412	@, L	Molycorp, Inc.	12,542	0.0
1,192		NewMarket Corp.	310,349	0.1
16,626	@	Owens-Illinois, Inc.	443,083	0.1
12,256		Packaging Corp. of America	549,927	0.2
19,265		PPG Industries, Inc.	2,580,354	0.8
1,106		Rock-Tenn Co.	102,626	0.0
2,814		Rockwood Holdings, Inc.	184,148	0.1
8,726		Royal Gold, Inc.	619,808	0.2
6,969		RPM International, Inc.	220,081	0.1
5,054		Scotts Miracle-Gro Co.	218,535	0.1
11,828		Sherwin-Williams Co.	1,997,631	0.7
16,463		Sigma-Aldrich Corp.	1,278,846	0.4
6,105		Silgan Holdings, Inc.	288,461	0.1
6,438		Steel Dynamics, Inc.	102,171	0.0
2,519	@	Tahoe Resources, Inc.	44,309	0.0
12,679		Valspar Corp.	789,268	0.3
600		Westlake Chemical Corp.	56,100	0.0
9,287	@	WR Grace & Co.	719,835	0.2
			18,658,945	6.1
		Telecommunication Services: 1.7%
39,904	@	Crown Castle International Corp.	2,778,915	0.9
11,379	@, L	Level 3 Communications, Inc.	230,880	0.1
16,517	@	SBA Communications Corp.	1,189,554	0.4
20,503		TW Telecom, Inc.	516,471	0.2
47,613		Windstream Corp.	378,523	0.1
			5,094,343	1.7
		Utilities: 0.7%
2,100		Aqua America, Inc.	66,024	0.0
6,998		ITC Holdings Corp.	624,642	0.2
28,305		Oneok, Inc.	1,349,299	0.4
5,467		Questar Corp.	133,012	0.1
			2,172,977	0.7
		Total Common Stock
		(Cost $181,731,609)	302,822,212	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateral(cc)(1): 2.3%
353,959		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $353,965, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $361,038, due 05/31/14)	$353,959	0.1
1,681,403		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $1,681,449, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $1,715,031, due 09/26/13-05/01/51)	1,681,403	0.6
1,681,403		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,681,440, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,715,032, due 03/31/13-03/15/53)	1,681,403	0.5
1,681,403		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,681,440, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,715,032, due 04/25/13-01/01/47)	1,681,403	0.6

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,681,403		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,681,444, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,715,031, due 07/01/27-04/01/43)	$1,681,403	0.5
			7,079,571	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,567,001		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,567,001)	$1,567,001	0.5
		Total Short-Term Investments
		(Cost $8,646,572)	8,646,572	2.8
		Total Investments in Securities (Cost $190,378,181)	$311,468,784	102.2
		Liabilities in Excess of Other Assets	(6,559,384)	(2.2)
		Net Assets	$304,909,400	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $191,128,577.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$125,513,477
		Gross Unrealized Depreciation	(5,173,270)
		Net Unrealized Appreciation	$120,340,207

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$302,822,212	$—	$—	$302,822,212
Short-Term Investments	1,567,001	7,079,571	—	8,646,572
Total Investments, at fair value	$304,389,213	$7,079,571	$—	$311,468,784
Other Financial Instruments+
Futures	30,488	—	—	30,488
Total Assets	$304,419,701	$7,079,571	$—	$311,499,272

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	16	06/21/13	$1,841,600	$30,488
			$1,841,600	$30,488

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 16.2%
28,529		Aaron’s, Inc.	$818,212	0.0
29,855		Abercrombie & Fitch Co.	1,379,301	0.1
27,571		Advance Auto Parts, Inc.	2,278,743	0.1
9,765		Allison Transmission Holdings, Inc.	234,458	0.0
21,410	@	AMC Networks, Inc.	1,352,684	0.1
73,510		American Eagle Outfitters	1,374,637	0.1
36,028	@	Apollo Group, Inc. - Class A	626,527	0.0
46,058		Ascena Retail Group, Inc.	854,376	0.0
13,167	@	Autonation, Inc.	576,056	0.0
13,530	@	Autozone, Inc.	5,368,298	0.3
16,150	@	Bally Technologies, Inc.	839,315	0.0
87,166	@	Bed Bath & Beyond, Inc.	5,615,234	0.3
100,944		Best Buy Co., Inc.	2,235,910	0.1
24,835	@	Big Lots, Inc.	875,930	0.0
42,977	@	BorgWarner, Inc.	3,323,841	0.2
28,263		Brinker International, Inc.	1,064,102	0.1
75,403		Cablevision Systems Corp.	1,128,029	0.1
85,557	@	Carmax, Inc.	3,567,727	0.2
18,145	@	Carter’s, Inc.	1,039,164	0.1
18,290	@	Charter Communications, Inc.	1,905,452	0.1
62,907		Chico’s FAS, Inc.	1,056,838	0.1
11,900	@	Chipotle Mexican Grill, Inc.	3,877,853	0.2
10,014		Choice Hotels International, Inc.	423,692	0.0
43,085		Cinemark Holdings, Inc.	1,268,422	0.1
15,550	@	Clear Channel Outdoor Holdings, Inc.	116,469	0.0
48,240		Darden Restaurants, Inc.	2,493,043	0.1
14,431	@	Deckers Outdoor Corp.	803,662	0.0
123,058		Delphi Automotive PLC	5,463,775	0.3
24,552		DeVry, Inc.	779,526	0.0
34,827		Dick’s Sporting Goods, Inc.	1,647,317	0.1
11,037		Dillard’s, Inc.	866,956	0.0
89,566		Discovery Communications, Inc. - Class A	7,052,427	0.4
76,500		Dish Network Corp. - Class A	2,899,350	0.2
69,250	@	Dollar General Corp.	3,502,665	0.2
86,958	@	Dollar Tree, Inc.	4,211,376	0.2
104,208		D.R. Horton, Inc.	2,532,254	0.1
25,435	@	DreamWorks Animation SKG, Inc.	482,248	0.0
12,371		DSW, Inc.	789,270	0.0
26,750		Dunkin’ Brands Group, Inc.	986,540	0.1
32,794		Expedia, Inc.	1,967,968	0.1
36,240		Family Dollar Stores, Inc.	2,139,972	0.1
56,975		Foot Locker, Inc.	1,950,824	0.1
20,471	@	Fossil, Inc.	1,977,499	0.1
49,462	L	GameStop Corp.	1,383,452	0.1
88,113		Gannett Co., Inc.	1,927,031	0.1
113,559		Gap, Inc.	4,019,989	0.2
41,050	@, L	Garmin Ltd.	1,356,292	0.1
54,600		Gentex Corp.	1,092,546	0.1
58,465		Genuine Parts Co.	4,560,270	0.2
27,756		GNC Holdings, Inc.	1,090,256	0.1
91,736	@	Goodyear Tire & Rubber Co.	1,156,791	0.1
16,216	@, L	Groupon, Inc.	99,242	0.0
24,700		Guess ?, Inc.	613,301	0.0
102,893		H&R Block, Inc.	3,027,112	0.2
37,000		Hanesbrands, Inc.	1,685,720	0.1
86,796		Harley-Davidson, Inc.	4,626,227	0.2
26,700		Harman International Industries, Inc.	1,191,621	0.1
43,266	L	Hasbro, Inc.	1,901,108	0.1
12,052	@	HomeAway, Inc.	391,690	0.0
16,900	@	Hyatt Hotels Corp.	730,587	0.0
100,262		International Game Technology	1,654,323	0.1
156,684		Interpublic Group of Cos., Inc.	2,041,592	0.1
9,053	@, L	ITT Educational Services, Inc.	124,750	0.0
44,806	@	Jarden Corp.	1,919,937	0.1
59,837	L	JC Penney Co., Inc.	904,137	0.1
17,850		John Wiley & Sons, Inc.	695,436	0.0
86,343		Kohl’s Corp.	3,983,003	0.2
90,511		L Brands, Inc.	4,042,221	0.2
28,872	@	Lamar Advertising Co.	1,403,468	0.1
37,346		Lear Corp.	2,049,175	0.1
52,532		Leggett & Platt, Inc.	1,774,531	0.1
60,654		Lennar Corp.	2,515,928	0.1
98,339	@	Liberty Global, Inc.	7,218,083	0.4
40,690		Liberty Media Corp.	4,542,225	0.2
209,475	@	Liberty Media Corp. - Interactive	4,478,575	0.2
13,970	@	Liberty Ventures	1,055,853	0.1
110,574		LKQ Corp.	2,406,090	0.1
145,346		Macy’s, Inc.	6,081,277	0.3
23,075		The Madison Square Garden, Inc.	1,329,120	0.1
90,821		Marriott International, Inc.	3,835,371	0.2
127,673		Mattel, Inc.	5,590,801	0.3
104,878		McGraw-Hill Cos., Inc.	5,462,046	0.3
149,026	@	MGM Resorts International	1,959,692	0.1
31,776		Michael Kors Holdings Ltd.	1,804,559	0.1
21,355	@	Mohawk Industries, Inc.	2,415,678	0.1
9,012		Morningstar, Inc.	630,119	0.0
20,818	@	NetFlix, Inc.	3,943,137	0.2
108,677		Newell Rubbermaid, Inc.	2,836,470	0.2
56,407		Nordstrom, Inc.	3,115,359	0.2
1,900	@	NVR, Inc.	2,052,209	0.1
102,223		Omnicom Group, Inc.	6,020,935	0.3
41,784	@	O’Reilly Automotive, Inc.	4,284,949	0.2
38,181	@, L	Pandora Media, Inc.	540,643	0.0
10,625	@	Panera Bread Co.	1,755,675	0.1
24,720	@	Penn National Gaming, Inc.	1,345,510	0.1
40,629		Petsmart, Inc.	2,523,061	0.1
24,264		Polaris Industries, Inc.	2,244,177	0.1
128,370	@	Pulte Homes, Inc.	2,598,209	0.1
29,471		PVH Corp.	3,147,797	0.2
23,115		Ralph Lauren Corp.	3,913,601	0.2
30,900	L	Regal Entertainment Group	515,103	0.0
84,934		Ross Stores, Inc.	5,148,699	0.3

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
56,768	@	Royal Caribbean Cruises Ltd.	$1,885,833	0.1
58,087	@	Sally Beauty Holdings, Inc.	1,706,596	0.1
31,852		Scripps Networks Interactive - Class A	2,049,358	0.1
13,572	@, L	Sears Holding Corp.	678,193	0.0
2,959	@	Sears Hometown and Outlet Stores, Inc.	119,396	0.0
81,416		Service Corp. International	1,362,090	0.1
31,908	@	Signet Jewelers Ltd.	2,137,836	0.1
1,425,059		Sirius XM Radio, Inc.	4,389,182	0.2
258,399		Staples, Inc.	3,470,298	0.2
74,092		Starwood Hotels & Resorts Worldwide, Inc.	4,721,883	0.3
40,690		Starz - Liberty Capital	901,283	0.1
23,814	@	Tempur-Pedic International, Inc.	1,181,889	0.1
26,573	@, L	Tesla Motors, Inc.	1,006,851	0.1
16,053		Thor Industries, Inc.	590,590	0.0
47,499		Tiffany & Co.	3,303,080	0.2
53,896	@	Toll Brothers, Inc.	1,845,399	0.1
27,013		Tractor Supply Co.	2,812,864	0.2
32,552	@	TripAdvisor, Inc.	1,709,631	0.1
37,749		TRW Automotive Holdings Corp.	2,076,195	0.1
20,970		Tupperware Corp.	1,714,088	0.1
23,571		Ulta Salon Cosmetics & Fragrance, Inc.	1,913,258	0.1
29,116		Under Armour, Inc.	1,490,739	0.1
39,919	@	Urban Outfitters, Inc.	1,546,462	0.1
32,869		VF Corp.	5,513,775	0.3
104,127		Virgin Media, Inc.	5,099,099	0.3
19,500	@	Visteon Corp.	1,125,150	0.1
1,591		Washington Post	711,177	0.0
9,977		Weight Watchers International, Inc.	420,131	0.0
105,202		Wendy’s Company	596,495	0.0
29,100		Whirlpool Corp.	3,447,186	0.2
33,165		Williams-Sonoma, Inc.	1,708,661	0.1
51,724		Wyndham Worldwide Corp.	3,335,163	0.2
29,881		Wynn Resorts Ltd.	3,739,906	0.2
			304,814,438	16.2
		Consumer Staples: 6.2%
161,940		Avon Products, Inc.	3,357,016	0.2
59,000		Beam, Inc.	3,748,860	0.2
56,139		Brown-Forman Corp.	4,008,325	0.2
54,705		Bunge Ltd.	4,038,870	0.2
65,505		Campbell Soup Co.	2,971,307	0.2
52,071		Church & Dwight Co., Inc.	3,365,349	0.2
48,773		Clorox Co.	4,317,874	0.2
105,729		Coca-Cola Enterprises, Inc.	3,903,515	0.2
155,727		ConAgra Foods, Inc.	5,576,584	0.3
55,321	@	Constellation Brands, Inc.	2,635,492	0.1
70,050	@	Dean Foods Co.	1,270,007	0.1
79,428		Dr Pepper Snapple Group, Inc.	3,729,145	0.2
23,243		Energizer Holdings, Inc.	2,318,024	0.1
42,019		Flowers Foods, Inc.	1,384,106	0.1
10,300	@	Fresh Market, Inc.	440,531	0.0
51,632	@, L	Green Mountain Coffee Roasters, Inc.	2,930,632	0.2
40,563	@, L	Herbalife Ltd.	1,519,084	0.1
56,277		Hershey Co.	4,925,926	0.3
44,513		Hillshire Brands Co.	1,564,632	0.1
119,939		HJ Heinz Co.	8,667,992	0.5
50,404		Hormel Foods Corp.	2,082,693	0.1
28,663		Ingredion, Inc.	2,072,908	0.1
41,997		JM Smucker Co.	4,164,423	0.2
197,938		Kroger Co.	6,559,665	0.4
146,814		Lorillard, Inc.	5,923,945	0.3
49,708		McCormick & Co., Inc.	3,656,023	0.2
76,449		Mead Johnson Nutrition Co.	5,920,975	0.3
48,014		Molson Coors Brewing Co.	2,349,325	0.1
50,777	@	Monster Beverage Corp.	2,424,094	0.1
21,216		Nu Skin Enterprises, Inc.	937,747	0.1
90,167		Safeway, Inc.	2,375,900	0.1
52,037	@	Smithfield Foods, Inc.	1,377,940	0.1
108,938		Tyson Foods, Inc.	2,703,841	0.1
8,585	@, L	WhiteWave Foods Co.	146,546	0.0
68,817		Whole Foods Market, Inc.	5,969,875	0.3
			115,339,171	6.2
		Energy: 7.4%
82,564	@	Alpha Natural Resources, Inc.	677,851	0.0
21,600	@	Atwood Oceanics, Inc.	1,134,864	0.1
78,660		Cabot Oil & Gas Corp.	5,318,203	0.3
92,348	@	Cameron International Corp.	6,021,090	0.3
7,400	L	CARBO Ceramics, Inc.	673,918	0.0
80,394	@	Cheniere Energy, Inc.	2,251,032	0.1
248,325		Chesapeake Energy Corp.	5,068,313	0.3
32,140		Cimarex Energy Co.	2,424,642	0.1
68,986		Cobalt International Energy, Inc.	1,945,405	0.1
39,007		Concho Resources, Inc.	3,800,452	0.2
85,295		Consol Energy, Inc.	2,870,177	0.2
16,000		Continental Resources, Inc.	1,390,880	0.1
146,451	@	Denbury Resources, Inc.	2,731,311	0.1
25,806	L	Diamond Offshore Drilling	1,795,065	0.1
28,344		Dresser-Rand Group, Inc.	1,747,691	0.1
49,358		EQT Corp.	3,344,005	0.2
7,450	@	Era Group, Inc.	156,450	0.0
46,432	L	EXCO Resources, Inc.	331,060	0.0
89,660	@	FMC Technologies, Inc.	4,876,607	0.3
16,295	@	Golar LNG Ltd.	602,263	0.0
35,962		Helmerich & Payne, Inc.	2,182,893	0.1
77,534		HollyFrontier Corp.	3,989,124	0.2
26,435	@	Kosmos Energy, LLC	298,716	0.0
7,770		Laredo Petroleum Holdings, Inc.	142,113	0.0
129,026		Marathon Petroleum Corp.	11,560,730	0.6
89,650	@	McDermott International, Inc.	985,254	0.1
72,895		Murphy Oil Corp.	4,645,598	0.2
109,900	@	Nabors Industries Ltd.	1,782,578	0.1
50,567	@	Newfield Exploration Co.	1,133,712	0.1
66,655		Noble Energy, Inc.	7,709,317	0.4
40,601		Oceaneering International, Inc.	2,696,312	0.1
20,540	@	Oil States International, Inc.	1,675,448	0.1
55,247		Patterson-UTI Energy, Inc.	1,317,089	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
102,138		Peabody Energy Corp.	$2,160,219	0.1
50,635		Pioneer Natural Resources Co.	6,291,399	0.3
48,310		Plains Exploration & Production Co.	2,293,276	0.1
66,876		QEP Resources, Inc.	2,129,332	0.1
60,801		Range Resources Corp.	4,927,313	0.3
46,539	@	Rowan Companies PLC	1,645,619	0.1
23,003	L	RPC, Inc.	348,956	0.0
183,546	@, L	SandRidge Energy, Inc.	967,287	0.0
7,462		SEACOR Holdings, Inc.	549,800	0.0
24,038		SM Energy Co.	1,423,530	0.1
130,882	@	Southwestern Energy Co.	4,876,663	0.3
59,031		Superior Energy Services	1,533,035	0.1
13,614	@	Teekay Corp.	489,560	0.0
52,617		Tesoro Corp.	3,080,725	0.2
19,210		Tidewater, Inc.	970,105	0.1
57,363	@, L	Ultra Petroleum Corp.	1,152,996	0.1
18,228	@	Unit Corp.	830,285	0.0
209,362		Valero Energy Corp.	9,523,877	0.5
44,087	@	Whiting Petroleum Corp.	2,241,383	0.1
26,951		World Fuel Services Corp.	1,070,494	0.1
74,454		WPX Energy, Inc.	1,192,753	0.1
			138,978,770	7.4
		Financials: 19.4%
19,260	@	Affiliated Managers Group, Inc.	2,957,758	0.2
15,850	@	Alexander & Baldwin, Inc.	566,637	0.0
23,286		Alexandria Real Estate Equities, Inc.	1,652,840	0.1
6,347	@	Alleghany Corp.	2,512,904	0.1
13,627	@	Allied World Assurance Co. Holdings Ltd.	1,263,495	0.1
38,817		American Campus Communities, Inc.	1,759,963	0.1
148,687		American Capital Agency Corp.	4,873,960	0.3
124,735	@	American Capital Ltd.	1,820,507	0.1
29,878		American Financial Group, Inc.	1,415,620	0.1
2,600		American National Insurance	225,862	0.0
77,829		Ameriprise Financial, Inc.	5,732,106	0.3
365,392		Annaly Capital Management, Inc.	5,806,079	0.3
122,392	@	Aon PLC	7,527,108	0.4
53,838		Apartment Investment & Management Co.	1,650,673	0.1
50,450	@	Arch Capital Group Ltd.	2,652,157	0.1
93,038		Ares Capital Corp.	1,683,988	0.1
44,425		Arthur J. Gallagher & Co.	1,835,197	0.1
27,100	@	Aspen Insurance Holdings Ltd.	1,045,518	0.1
66,250		Associated Banc-Corp.	1,006,337	0.1
32,138		Assurant, Inc.	1,446,531	0.1
64,382	@	Assured Guaranty Ltd.	1,326,913	0.1
42,891		AvalonBay Communities, Inc.	5,433,003	0.3
41,032	@	Axis Capital Holdings Ltd.	1,707,752	0.1
17,084		Bank of Hawaii Corp.	868,038	0.0
13,600		BankUnited, Inc.	348,432	0.0
64,044		BioMed Realty Trust, Inc.	1,383,350	0.1
9,850		BOK Financial Corp.	613,655	0.0
56,173		Boston Properties, Inc.	5,676,843	0.3
53,701		Brandywine Realty Trust	797,460	0.0
28,500		BRE Properties, Inc.	1,387,380	0.1
43,821		Brown & Brown, Inc.	1,404,025	0.1
32,003		Camden Property Trust	2,197,966	0.1
87,064		CapitalSource, Inc.	837,556	0.0
61,453		Capitol Federal Financial, Inc.	741,738	0.0
55,738		CBL & Associates Properties, Inc.	1,315,417	0.1
32,778		CBOE Holdings, Inc.	1,210,819	0.1
123,017	@	CBRE Group, Inc.	3,106,179	0.2
385,016		Chimera Investment Corp.	1,228,201	0.1
54,733		Cincinnati Financial Corp.	2,582,850	0.1
75,312	@	CIT Group, Inc.	3,274,566	0.2
17,497		City National Corp.	1,030,748	0.1
10,250		CNA Financial Corp.	335,072	0.0
73,719		Comerica, Inc.	2,650,198	0.1
29,566		Commerce Bancshares, Inc.	1,207,180	0.1
44,360		CommonWealth REIT	995,438	0.0
32,226		Corporate Office Properties Trust SBI MD	859,790	0.0
19,970		Cullen/Frost Bankers, Inc.	1,248,724	0.1
89,134		DDR Corp.	1,552,714	0.1
48,172		Digital Realty Trust, Inc.	3,223,189	0.2
52,326		Douglas Emmett, Inc.	1,304,487	0.1
121,521		Duke Realty Corp.	2,063,427	0.1
107,198	@	E*Trade Financial Corp.	1,148,091	0.1
54,230		East-West Bancorp., Inc.	1,392,084	0.1
43,301		Eaton Vance Corp.	1,811,281	0.1
16,254	@	Endurance Specialty Holdings Ltd.	777,104	0.0
15,495		Equity Lifestyle Properties, Inc.	1,190,016	0.1
9,694		Erie Indemnity Co.	732,188	0.0
14,241		Essex Property Trust, Inc.	2,144,410	0.1
19,770		Everest Re Group Ltd.	2,567,332	0.1
41,426		Extra Space Storage, Inc.	1,626,799	0.1
23,960		Federal Realty Investment Trust	2,588,638	0.1
34,550	L	Federated Investors, Inc.	817,798	0.0
83,574		Fidelity National Financial, Inc.	2,108,572	0.1
344,969		Fifth Third Bancorp.	5,626,444	0.3
1,778		First Citizens BancShares, Inc.	324,841	0.0
94,671		First Horizon National Corp.	1,011,086	0.1
132,156		First Niagara Financial Group, Inc.	1,170,902	0.1
38,255		First Republic Bank	1,477,408	0.1
56,253	@	Forest City Enterprises, Inc.	999,616	0.0
76,250		Fulton Financial Corp.	892,125	0.0
197,996		General Growth Properties, Inc.	3,936,160	0.2
184,406	@	Genworth Financial, Inc.	1,844,060	0.1
16,883		Hanover Insurance Group, Inc.	838,747	0.0
165,284		Hartford Financial Services Group, Inc.	4,264,327	0.2
36,637		Hatteras Financial Corp.	1,004,953	0.0
37,930		HCC Insurance Holdings, Inc.	1,594,198	0.1
169,613		HCP, Inc.	8,456,904	0.4
97,372		Health Care Real Estate Investment Trust, Inc.	6,612,533	0.3

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
19,252		Home Properties, Inc.	$1,220,962	0.1
52,397		Hospitality Properties Trust	1,437,774	0.1
269,590		Host Hotels & Resorts, Inc.	4,715,129	0.2
10,294	@	Howard Hughes Corp.	862,740	0.0
197,990		Hudson City Bancorp., Inc.	1,710,634	0.1
324,181		Huntington Bancshares, Inc.	2,395,698	0.1
14,000		Interactive Brokers Group, Inc.	208,740	0.0
27,279	@	IntercontinentalExchange, Inc.	4,448,387	0.2
168,079		Invesco Ltd.	4,867,568	0.3
71,250		Janus Capital Group, Inc.	669,750	0.0
16,400		Jones Lang LaSalle, Inc.	1,630,324	0.1
18,481		Kemper Corp.	602,665	0.0
357,329		Keycorp	3,558,997	0.2
28,034		Kilroy Realty Corp.	1,468,982	0.1
152,541		Kimco Realty Corp.	3,416,918	0.2
42,400	@	Lazard Ltd.	1,447,112	0.1
49,469		Legg Mason, Inc.	1,590,428	0.1
116,976		Leucadia National Corp.	3,208,652	0.2
38,844		Liberty Property Trust	1,544,049	0.1
107,036		Lincoln National Corp.	3,490,444	0.2
18,917		LPL Financial Holdings, Inc.	609,884	0.0
47,446		M&T Bank Corp.	4,894,529	0.3
49,703		Macerich Co.	3,199,879	0.2
33,300		Mack-Cali Realty Corp.	952,713	0.0
3,621	@, L	Markel Corp.	1,823,173	0.1
53,059	@	MBIA, Inc.	544,916	0.0
10,250		Mercury General Corp.	388,782	0.0
133,875		MFA Mortgage Investments, Inc.	1,247,715	0.1
15,357		Mid-America Apartment Communities, Inc.	1,060,554	0.1
73,562		Moody’s Corp.	3,922,326	0.2
45,552	@	MSCI, Inc. - Class A	1,545,579	0.1
43,648		Nasdaq Stock Market, Inc.	1,409,830	0.1
43,424	L	National Retail Properties, Inc.	1,570,646	0.1
164,599		New York Community Bancorp., Inc.	2,361,996	0.1
80,837		Northern Trust Corp.	4,410,467	0.2
95,209		NYSE Euronext	3,678,876	0.2
97,319		Old Republic International Corp.	1,236,924	0.1
22,989	@	PartnerRe Ltd.	2,140,506	0.1
126,097		People’s United Financial, Inc.	1,694,744	0.1
64,803		Piedmont Office Realty Trust, Inc.	1,269,491	0.1
60,531		Plum Creek Timber Co., Inc.	3,159,718	0.2
39,170		Popular, Inc.	1,081,484	0.1
20,271		Post Properties, Inc.	954,764	0.0
112,551		Principal Financial Group, Inc.	3,830,111	0.2
22,978		ProAssurance Corp.	1,087,549	0.1
229,123		Progressive Corp.	5,789,938	0.3
172,340		ProLogis, Inc.	6,890,153	0.4
30,345		Protective Life Corp.	1,086,351	0.1
42,638		Raymond James Financial, Inc.	1,965,612	0.1
45,927		Rayonier, Inc.	2,740,464	0.1
18,415	@	Realogy Holdings Corp.	899,389	0.0
73,625		Realty Income Corp.	3,338,894	0.2
33,721		Regency Centers Corp.	1,784,178	0.1
529,850		Regions Financial Corp.	4,339,472	0.2
27,631		Reinsurance Group of America, Inc.	1,648,742	0.1
16,591	@	RenaissanceRe Holdings Ltd.	1,526,206	0.1
31,818		Retail Properties of America, Inc.	470,906	0.0
51,427		SEI Investments Co.	1,483,669	0.1
71,181		Senior Housing Properties Trust	1,909,786	0.1
18,221		Signature Bank	1,435,086	0.1
33,609		SL Green Realty Corp.	2,894,071	0.2
173,495		SLM Corp.	3,553,178	0.2
24,900	@, L	St. Joe Co.	529,125	0.0
16,631		Stancorp Financial Group, Inc.	711,142	0.0
201,753		SunTrust Bank	5,812,504	0.3
16,584	@	SVB Financial Group	1,176,469	0.1
300,700		Synovus Financial Corp.	832,939	0.0
95,640		T. Rowe Price Group, Inc.	7,160,567	0.4
34,732		Tanger Factory Outlet Centers, Inc.	1,256,604	0.1
22,038		Taubman Centers, Inc.	1,711,471	0.1
60,750		TCF Financial Corp.	908,820	0.0
86,974		TD Ameritrade Holding Corp.	1,793,404	0.1
30,550	@	TFS Financial Corp.	330,857	0.0
35,010		Torchmark Corp.	2,093,598	0.1
92,767		UDR, Inc.	2,244,034	0.1
102,191		UnumProvident Corp.	2,886,896	0.2
38,778	@	Validus Holdings Ltd.	1,449,134	0.1
73,897	L	Valley National Bancorp.	756,705	0.0
108,374		Ventas, Inc.	7,932,977	0.4
69,600		Vornado Realty Trust	5,821,344	0.3
32,368		Waddell & Reed Financial, Inc.	1,417,071	0.1
40,110		Washington Federal, Inc.	701,925	0.0
45,466		Weingarten Realty Investors	1,434,452	0.1
201,483		Weyerhaeuser Co.	6,322,537	0.3
2,229	@	White Mountains Insurance Group Ltd.	1,264,110	0.1
41,577		WR Berkley Corp.	1,844,771	0.1
110,512		XL Group PLC	3,348,514	0.2
69,065		Zions Bancorp.	1,725,934	0.1
			364,104,075	19.4
		Health Care: 9.4%
47,765	@	Actavis, Inc.	4,399,634	0.2
130,319		Agilent Technologies, Inc.	5,469,488	0.3
30,136	@	Alere, Inc.	769,372	0.0
72,017	@	Alexion Pharmaceuticals, Inc.	6,635,646	0.4
64,904	@	Allscripts Healthcare Solutions, Inc.	882,045	0.0
88,250		AmerisourceBergen Corp.	4,540,463	0.2
68,882	@	Ariad Pharmaceuticals, Inc.	1,246,075	0.1
45,808		BioMarin Pharmaceuticals, Inc.	2,852,006	0.2
7,600	@	Bio-Rad Laboratories, Inc.	957,600	0.1
508,947	@	Boston Scientific Corp.	3,974,876	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
36,414	@	Brookdale Senior Living, Inc.	$1,015,222	0.1
34,910	@	Bruker BioSciences Corp.	666,781	0.0
83,218	@	CareFusion Corp.	2,911,798	0.2
76,714		Catamaran Corp.	4,068,143	0.2
54,400	@	Cerner Corp.	5,154,400	0.3
18,358	@	Charles River Laboratories International, Inc.	812,709	0.0
108,084		Cigna Corp.	6,741,199	0.4
34,073		Community Health Systems, Inc.	1,614,720	0.1
17,750		Cooper Cos., Inc.	1,914,870	0.1
20,791	@	Covance, Inc.	1,545,187	0.1
50,235		Coventry Health Care, Inc.	2,362,552	0.1
31,471		CR Bard, Inc.	3,171,647	0.2
35,246	@	DaVita, Inc.	4,179,823	0.2
53,127		Densply International, Inc.	2,253,647	0.1
42,967	@	Edwards Lifesciences Corp.	3,530,169	0.2
41,594		Endo Pharmaceuticals Holdings, Inc.	1,279,431	0.1
99,610	@	Forest Laboratories, Inc.	3,789,164	0.2
61,853		HCA Holdings, Inc.	2,513,087	0.1
96,750	@	Health Management Associates, Inc.	1,245,173	0.1
31,206	@	Health Net, Inc.	893,116	0.1
33,685	@	Henry Schein, Inc.	3,117,547	0.2
23,277		Hill-Rom Holdings, Inc.	819,816	0.0
99,950	@	Hologic, Inc.	2,258,870	0.1
61,929	@	Hospira, Inc.	2,033,129	0.1
61,176		Humana, Inc.	4,227,873	0.2
20,628	@	Idexx Laboratories, Inc.	1,905,821	0.1
46,266	@, L	Illumina, Inc.	2,498,364	0.1
36,066	@, L	Incyte Corp., Ltd.	844,305	0.0
36,286	@	Laboratory Corp. of America Holdings	3,272,997	0.2
66,952	@	Life Technologies Corp.	4,327,108	0.2
18,278	@	LifePoint Hospitals, Inc.	885,752	0.0
27,172		Medivation, Inc.	1,270,834	0.1
18,350	@	Mednax, Inc.	1,644,711	0.1
11,790		Mettler Toledo International, Inc.	2,513,864	0.1
152,321	@	Mylan Laboratories	4,408,170	0.2
31,838	@	Myriad Genetics, Inc.	808,685	0.0
39,645		Omnicare, Inc.	1,614,344	0.1
27,205		Onyx Pharmaceuticals, Inc.	2,417,436	0.1
34,945		Patterson Cos., Inc.	1,329,308	0.1
43,050		PerkinElmer, Inc.	1,448,202	0.1
35,024		Perrigo Co.	4,158,400	0.2
87,166	@, L	Qiagen NV	1,837,459	0.1
59,493		Quest Diagnostics	3,358,380	0.2
28,957		Regeneron Pharmaceuticals, Inc.	5,108,015	0.3
53,514	L	Resmed, Inc.	2,480,909	0.1
22,912	@	Salix Pharmaceuticals Ltd.	1,172,636	0.1
20,853	@	Sirona Dental Systems, Inc.	1,537,492	0.1
106,040		St. Jude Medical, Inc.	4,288,258	0.2
13,815		Techne Corp.	937,348	0.1
15,350		Teleflex, Inc.	1,297,229	0.1
38,808	@	Tenet Healthcare Corp.	1,846,485	0.1
21,800	@	Thoratec Corp.	817,500	0.0
18,935	@	United Therapeutics Corp.	1,152,574	0.1
33,546		Universal Health Services, Inc.	2,142,583	0.1
41,815	@	Varian Medical Systems, Inc.	3,010,680	0.2
33,150	@	VCA Antech, Inc.	778,694	0.0
79,132	@	Vertex Pharmaceuticals, Inc.	4,350,677	0.2
62,852		Warner Chilcott PLC	851,645	0.0
33,319	@	Waters Corp.	3,128,987	0.2
66,033		Zimmer Holdings, Inc.	4,967,002	0.3
			176,260,132	9.4
		Industrials: 12.9%
42,294	@	Aecom Technology Corp.	1,387,243	0.1
36,300		AGCO Corp.	1,891,956	0.1
25,249		Air Lease Corp.	740,301	0.0
12,420		Alliant Techsystems, Inc.	899,581	0.0
90,393		Ametek, Inc.	3,919,440	0.2
8,100	@	Armstrong World Industries, Inc.	452,709	0.0
38,851		Avery Dennison Corp.	1,673,313	0.1
44,875		Babcock & Wilcox Co.	1,274,899	0.1
36,682		BE Aerospace, Inc.	2,211,558	0.1
23,400		Carlisle Cos., Inc.	1,586,286	0.1
60,977		CH Robinson Worldwide, Inc.	3,625,692	0.2
39,554		Chicago Bridge & Iron Co. NV	2,456,303	0.1
41,218		Cintas Corp.	1,818,950	0.1
20,173	@	Clean Harbors, Inc.	1,171,850	0.1
10,200	@	CNH Global NV	421,464	0.0
16,365	@	Colfax Corp.	761,627	0.0
21,150		Con-way, Inc.	744,691	0.0
12,400	@	Copa Holdings S.A.	1,483,164	0.1
38,215	@	Copart, Inc.	1,310,010	0.1
37,508		Corrections Corp. of America	1,465,438	0.1
40,836		Covanta Holding Corp.	822,845	0.0
18,600		Crane Co.	1,038,996	0.1
318,517		Delta Airlines, Inc.	5,258,716	0.3
55,834		Donaldson Co., Inc.	2,020,632	0.1
64,423		Dover Corp.	4,695,148	0.2
15,350	L	Dun & Bradstreet Corp.	1,284,027	0.1
174,537	@	Eaton Corp. PLC	10,690,391	0.6
6,087	@	Engility Holdings, Inc.	145,966	0.0
45,120		Equifax, Inc.	2,598,461	0.1
70,350		Exelis, Inc.	766,111	0.0
79,626		Expeditors International Washington, Inc.	2,843,444	0.1
111,013		Fastenal Co.	5,700,518	0.3
18,224		Flowserve Corp.	3,056,347	0.2
63,398		Fluor Corp.	4,205,189	0.2
59,847	@	Fortune Brands Home & Security, Inc.	2,240,073	0.1
18,785		Gardner Denver, Inc.	1,410,941	0.1
17,850		GATX Corp.	927,664	0.0
18,666	@	General Cable Corp.	683,736	0.0
22,677		Graco, Inc.	1,315,946	0.1
47,392	@, L	GrafTech International Ltd.	363,971	0.0
30,950		Harsco Corp.	766,631	0.0
93,450	@	Hertz Global Holdings, Inc.	2,080,197	0.1
22,198		Hubbell, Inc.	2,155,648	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
18,600		Huntington Ingalls Industries, Inc.	$991,938	0.1
31,650		IDEX Corp.	1,690,743	0.1
18,850		IHS, Inc.	1,973,972	0.1
111,980		Ingersoll-Rand PLC - Class A	6,160,020	0.3
61,766		Iron Mountain, Inc.	2,242,723	0.1
35,175		ITT Corp.	1,000,025	0.1
48,550	@	Jacobs Engineering Group, Inc.	2,730,452	0.1
33,669		JB Hunt Transport Services, Inc.	2,507,667	0.1
39,675		Joy Global, Inc.	2,361,456	0.1
41,227		Kansas City Southern	4,572,074	0.2
11,000		KAR Auction Services, Inc.	220,330	0.0
55,645		KBR, Inc.	1,785,092	0.1
29,989		Kennametal, Inc.	1,170,771	0.1
20,963	@	Kirby Corp.	1,609,958	0.1
33,815		L-3 Communications Holdings, Inc.	2,736,310	0.1
17,596		Landstar System, Inc.	1,004,556	0.1
19,108		Lennox International, Inc.	1,213,167	0.1
31,393		Lincoln Electric Holdings, Inc.	1,700,873	0.1
50,450		Manitowoc Co., Inc.	1,037,252	0.1
30,064		Manpower, Inc.	1,705,230	0.1
133,850		Masco Corp.	2,710,462	0.1
15,850		Matson, Inc.	389,910	0.0
8,539	@	MRC Global, Inc.	281,189	0.0
16,950		MSC Industrial Direct Co.	1,453,971	0.1
26,658	@, L	Navistar International Corp.	921,567	0.0
45,598	@	Nielsen Holdings NV	1,633,320	0.1
24,119		Nordson Corp.	1,590,648	0.1
34,800	@	Oshkosh Truck Corp.	1,478,652	0.1
45,593		Owens Corning, Inc.	1,797,732	0.1
133,744		Paccar, Inc.	6,762,097	0.4
43,413		Pall Corp.	2,968,147	0.2
56,641		Parker Hannifin Corp.	5,187,183	0.3
79,012		Pentair Ltd.	4,167,883	0.2
63,729	L	Pitney Bowes, Inc.	947,013	0.0
17,459	@, L	Polypore International, Inc.	701,503	0.0
78,375	@	Quanta Services, Inc.	2,239,958	0.1
15,727		Regal-Beloit Corp.	1,282,694	0.1
113,707		Republic Services, Inc.	3,752,331	0.2
53,584		Robert Half International, Inc.	2,011,008	0.1
53,501		Rockwell Automation, Inc.	4,619,811	0.2
51,706		Rockwell Collins, Inc.	3,263,683	0.2
23,948		Rollins, Inc.	587,923	0.0
36,522		Roper Industries, Inc.	4,649,616	0.2
67,651	L	RR Donnelley & Sons Co.	815,195	0.0
19,207		Ryder System, Inc.	1,147,618	0.1
21,774		Snap-On, Inc.	1,800,710	0.1
275,765		Southwest Airlines Co.	3,717,312	0.2
44,850	@	Spirit Aerosystems Holdings, Inc.	851,702	0.0
17,608		SPX Corp.	1,390,328	0.1
60,679		Stanley Black & Decker, Inc.	4,913,179	0.3
31,907	@	Stericycle, Inc.	3,387,885	0.2
41,950	@	Terex Corp.	1,443,919	0.1
105,091		Textron, Inc.	3,132,763	0.2
32,752		Timken Co.	1,853,108	0.1
22,448		Toro Co.	1,033,506	0.1
22,764		Towers Watson & Co.	1,578,000	0.1
19,100		TransDigm Group, Inc.	2,920,772	0.2
30,600		Trinity Industries, Inc.	1,387,098	0.1
18,687		Triumph Group, Inc.	1,466,930	0.1
124,474	@	United Continental Holdings, Inc.	3,984,413	0.2
35,147		United Rentals, Inc.	1,932,031	0.1
28,402		URS Corp.	1,346,539	0.1
39,250	@	UTI Worldwide, Inc.	568,340	0.0
8,752		Valmont Industries, Inc.	1,376,427	0.1
55,106		Verisk Analytics, Inc.	3,396,183	0.2
24,158	@	WABCO Holdings, Inc.	1,705,313	0.1
18,065		Wabtec Corp.	1,844,617	0.1
46,249		Waste Connections, Inc.	1,664,039	0.1
16,450	L	Wesco International, Inc.	1,194,435	0.1
21,908		WW Grainger, Inc.	4,928,862	0.3
69,496		Xylem, Inc.	1,915,310	0.1
			242,877,517	12.9
		Information Technology: 12.7%
21,812	@	Acme Packet, Inc.	637,347	0.0
158,778		Activision Blizzard, Inc.	2,313,395	0.1
235,100	@, L	Advanced Micro Devices, Inc.	599,505	0.0
67,159	@	Akamai Technologies, Inc.	2,370,041	0.1
18,878		Alliance Data Systems Corp.	3,056,159	0.2
120,982		Altera Corp.	4,291,232	0.2
63,259	@	Amdocs Ltd.	2,293,139	0.1
60,754		Amphenol Corp.	4,535,286	0.2
111,864		Analog Devices, Inc.	5,200,557	0.3
35,050	@	Ansys, Inc.	2,853,771	0.2
28,997		AOL, Inc.	1,116,095	0.1
448,987		Applied Materials, Inc.	6,052,345	0.3
41,818	@	Arrow Electronics, Inc.	1,698,647	0.1
166,398	@	Atmel Corp.	1,158,130	0.1
86,648	@	Autodesk, Inc.	3,573,364	0.2
91,425		Avago Technologies Ltd.	3,283,986	0.2
51,491	@	Avnet, Inc.	1,863,974	0.1
18,350		AVX Corp.	218,365	0.0
54,107	@	BMC Software, Inc.	2,506,777	0.1
8,900		Booz Allen Hamilton Holding Corp.	119,616	0.0
47,250		Broadridge Financial Solutions ADR	1,173,690	0.1
171,981	@	Brocade Communications Systems, Inc.	992,330	0.1
133,016		CA, Inc.	3,348,013	0.2
102,750	@	Cadence Design Systems, Inc.	1,431,307	0.1
69,809	@	Citrix Systems, Inc.	5,037,417	0.3
58,184		Computer Sciences Corp.	2,864,398	0.2
81,737	@	Compuware Corp.	1,021,712	0.1
17,093	@, L	Concur Technologies, Inc.	1,173,605	0.1
36,594	@	CoreLogic, Inc.	946,321	0.1
43,578	@	Cree, Inc.	2,384,152	0.1
57,060		Cypress Semiconductor Corp.	629,372	0.0
23,610		Diebold, Inc.	715,855	0.0
18,914	L	Dolby Laboratories, Inc.	634,754	0.0
12,498		DST Systems, Inc.	890,732	0.0
14,650	@	EchoStar Corp.	570,911	0.0
113,579	@	Electronic Arts, Inc.	2,010,348	0.1
18,026	@	Equinix, Inc.	3,899,204	0.2
29,761	@	F5 Networks, Inc.	2,651,110	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
16,847	L	Factset Research Systems, Inc.	$1,560,032	0.1
47,736		Fairchild Semiconductor International, Inc.	674,987	0.0
94,074		Fidelity National Information Services, Inc.	3,727,212	0.2
51,167	@	Fiserv, Inc.	4,493,998	0.2
18,248	@	FleetCor Technologies, Inc.	1,399,074	0.1
50,643		Flir Systems, Inc.	1,317,224	0.1
48,964	@	Fortinet, Inc.	1,159,468	0.1
18,896	@	Freescale Semiconductor Holdings Ltd.	281,361	0.0
25,278	@, L	Fusion-io, Inc.	413,801	0.0
34,967	@	Gartner, Inc.	1,902,554	0.1
48,100	@	Genpact Ltd.	874,939	0.0
29,470		Global Payments, Inc.	1,463,480	0.1
42,665		Harris Corp.	1,977,096	0.1
29,501		IAC/InterActiveCorp	1,318,105	0.1
40,400	@	Informatica Corp.	1,392,588	0.1
57,112	@	Ingram Micro, Inc.	1,123,964	0.1
110,091		Intuit, Inc.	7,227,474	0.4
11,954	L	IPG Photonics Corp.	793,865	0.0
14,981	@	Itron, Inc.	695,118	0.0
69,436		Jabil Circuit, Inc.	1,283,177	0.1
32,749		Jack Henry & Associates, Inc.	1,513,331	0.1
86,650	@	JDS Uniphase Corp.	1,158,511	0.1
198,506	@	Juniper Networks, Inc.	3,680,301	0.2
62,723		KLA-Tencor Corp.	3,308,011	0.2
61,473	@	Lam Research Corp.	2,548,671	0.1
31,688		Lender Processing Services, Inc.	806,776	0.0
26,657		Lexmark International, Inc.	703,745	0.0
86,302		Linear Technology Corp.	3,311,408	0.2
24,738	@	LinkedIn Corp.	4,355,372	0.2
213,387	@	LSI Logic Corp.	1,446,764	0.1
164,735	@	Marvell Technology Group Ltd.	1,742,896	0.1
109,571		Maxim Integrated Products	3,577,493	0.2
72,850		Microchip Technology, Inc.	2,677,966	0.1
371,022	@	Micron Technology, Inc.	3,702,800	0.2
30,127	@	Micros Systems, Inc.	1,371,080	0.1
51,650		Molex, Inc.	1,512,312	0.1
34,650		National Instruments Corp.	1,134,788	0.1
59,560	@	NCR Corp.	1,641,474	0.1
136,106	@	NetApp, Inc.	4,649,381	0.2
11,767	@	NetSuite, Inc.	942,066	0.1
25,078	@	NeuStar, Inc.	1,166,879	0.1
91,150		Nuance Communications, Inc.	1,839,407	0.1
232,002		Nvidia Corp.	2,974,266	0.2
170,200		ON Semiconductor Corp.	1,409,256	0.1
2,663	@, L	Palo Alto Networks, Inc.	150,726	0.0
121,530		Paychex, Inc.	4,262,057	0.2
86,858	@	PMC - Sierra, Inc.	589,766	0.0
67,500	@	Polycom, Inc.	747,900	0.0
40,892	@	Rackspace Hosting, Inc.	2,064,228	0.1
72,302	@	Red Hat, Inc.	3,655,589	0.2
58,700	@	Riverbed Technolgoy, Inc.	875,217	0.0
41,599	@	Rovi Corp.	890,635	0.0
106,536		SAIC, Inc.	1,443,563	0.1
91,200	@	Sandisk Corp.	5,016,000	0.3
5,848	@	ServiceNow, Inc.	211,698	0.0
16,094	@	Silicon Laboratories, Inc.	665,648	0.0
71,098	@	Skyworks Solutions, Inc.	1,566,289	0.1
23,111		SolarWinds, Inc.	1,365,860	0.1
26,041		Solera Holdings, Inc.	1,518,972	0.1
5,800	@	Splunk, Inc.	232,174	0.0
11,120	@, L	Stratasys Ltd.	825,326	0.0
270,264	@	Symantec Corp.	6,670,116	0.4
57,645	@	Synopsys, Inc.	2,068,303	0.1
14,941	@	Tech Data Corp.	681,459	0.0
63,250		Teradata Corp.	3,700,758	0.2
70,950	@	Teradyne, Inc.	1,150,809	0.1
61,821	@	TIBCO Software, Inc.	1,250,021	0.1
60,758		Total System Services, Inc.	1,505,583	0.1
93,900	@	Trimble Navigation Ltd.	2,813,244	0.2
14,820	@	Vantiv, Inc.	351,827	0.0
40,349	@	VeriFone Holdings, Inc.	834,417	0.0
59,241	@	VeriSign, Inc.	2,800,914	0.2
49,566	@	Vishay Intertechnology, Inc.	674,593	0.0
83,182		Western Digital Corp.	4,182,391	0.2
216,595		Western Union Co.	3,257,589	0.2
9,558	@, L	Workday, Inc.	589,060	0.0
477,537		Xerox Corp.	4,106,818	0.2
98,959		Xilinx, Inc.	3,777,265	0.2
19,456	@	Zebra Technologies Corp.	916,961	0.0
49,132	@, L	Zynga, Inc.	165,084	0.0
			237,950,293	12.7
		Materials: 5.8%
25,756		Airgas, Inc.	2,553,965	0.1
33,436		Albemarle Corp.	2,090,419	0.1
399,946		Alcoa, Inc.	3,407,540	0.2
40,550		Allegheny Technologies, Inc.	1,285,840	0.1
34,200	@	Allied Nevada Gold Corp.	562,932	0.0
24,972		Aptargroup, Inc.	1,432,144	0.1
29,411		Ashland, Inc.	2,185,237	0.1
58,734		Ball Corp.	2,794,564	0.2
38,661		Bemis Co., Inc.	1,560,358	0.1
23,752		Cabot Corp.	812,318	0.0
16,850		Carpenter Technology Corp.	830,536	0.0
58,636		Celanese Corp.	2,582,916	0.1
24,606		CF Industries Holdings, Inc.	4,684,244	0.3
60,394	L	Cliffs Natural Resources, Inc.	1,148,090	0.1
44,150		Commercial Metals Co.	699,777	0.0
12,600		Compass Minerals International, Inc.	994,140	0.1
55,797	@	Crown Holdings, Inc.	2,321,713	0.1
17,243		Cytec Industries, Inc.	1,277,361	0.1
12,844		Domtar Corp.	996,951	0.1
57,238		Eastman Chemical Co.	3,999,219	0.2
51,428		FMC Corp.	2,932,939	0.2
11,762		Greif, Inc. - Class A	630,678	0.0
71,750		Huntsman Corp.	1,333,832	0.1
30,386		International Flavors & Fragrances, Inc.	2,329,695	0.1
163,950		International Paper Co.	7,636,791	0.4
20,100		Intrepid Potash, Inc.	377,076	0.0
8,300		Kronos Worldwide, Inc.	129,895	0.0
17,147		Martin Marietta Materials, Inc.	1,749,337	0.1
64,850		MeadWestvaco Corp.	2,354,055	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
24,711	@, L	Molycorp, Inc.	$128,497	0.0
3,281		NewMarket Corp.	854,241	0.0
118,870		Nucor Corp.	5,485,851	0.3
61,831	@	Owens-Illinois, Inc.	1,647,796	0.1
36,750		Packaging Corp. of America	1,648,973	0.1
53,104		PPG Industries, Inc.	7,112,750	0.4
28,168		Reliance Steel & Aluminum Co.	2,004,717	0.1
26,500		Rock-Tenn Co.	2,458,935	0.1
25,756		Rockwood Holdings, Inc.	1,685,473	0.1
24,031		Royal Gold, Inc.	1,706,922	0.1
49,300		RPM International, Inc.	1,556,894	0.1
15,740		Scotts Miracle-Gro Co.	680,598	0.0
72,731		Sealed Air Corp.	1,753,544	0.1
32,568		Sherwin-Williams Co.	5,500,410	0.3
45,314		Sigma-Aldrich Corp.	3,519,992	0.2
18,396		Silgan Holdings, Inc.	869,211	0.1
38,150		Sonoco Products Co.	1,334,869	0.1
82,093		Steel Dynamics, Inc.	1,302,816	0.1
30,360	@, L	Tahoe Resources, Inc.	534,032	0.0
54,009	L	United States Steel Corp.	1,053,176	0.1
34,912		Valspar Corp.	2,173,272	0.1
48,506		Vulcan Materials Co.	2,507,760	0.1
23,436		Walter Industries, Inc.	667,926	0.0
7,700		Westlake Chemical Corp.	719,950	0.0
28,100	@	WR Grace & Co.	2,178,031	0.1
			108,781,198	5.8
		Telecommunication Services: 1.4%
131,601	@	Clearwire Corp.	426,387	0.0
109,848	@	Crown Castle International Corp.	7,649,815	0.4
374,494	L	Frontier Communications Corp.	1,490,486	0.1
60,924	@	Level 3 Communications, Inc.	1,236,148	0.0
113,938	@	MetroPCS Communications, Inc.	1,241,924	0.1
65,100	@, L	NII Holdings, Inc.	281,883	0.0
45,458	@	SBA Communications Corp.	3,273,885	0.2
1,124,127	@	Sprint Nextel Corp.	6,980,829	0.4
35,574		Telephone & Data Systems, Inc.	749,544	0.0
56,446		TW Telecom, Inc.	1,421,875	0.1
5,500	@	United States Cellular Corp.	198,000	0.0
220,594		Windstream Corp.	1,753,722	0.1
			26,704,498	1.4
		Utilities: 5.7%
240,552		AES Corp.	3,023,739	0.2
43,977		AGL Resources, Inc.	1,844,835	0.1
41,613		Alliant Energy Corp.	2,088,140	0.1
90,982		Ameren Corp.	3,186,190	0.2
66,083		American Water Works Co., Inc.	2,738,480	0.1
52,136		Aqua America, Inc.	1,639,156	0.1
33,761		Atmos Energy Corp.	1,441,257	0.1
144,760	@	Calpine Corp.	2,982,056	0.1
160,180		CenterPoint Energy, Inc.	3,837,913	0.2
98,057		CMS Energy Corp.	2,739,713	0.1
63,780		DTE Energy Co.	4,358,725	0.2
122,160		Edison International	6,147,091	0.3
27,029		Energen Corp.	1,405,778	0.1
66,414		Entergy Corp.	4,200,021	0.2
51,087		Great Plains Energy, Inc.	1,184,708	0.1
36,450		Hawaiian Electric Industries	1,010,029	0.0
29,363		Integrys Energy Group, Inc.	1,707,752	0.1
19,271		ITC Holdings Corp.	1,720,129	0.1
70,803		MDU Resources Group, Inc.	1,769,367	0.1
27,183		National Fuel Gas Co.	1,667,677	0.1
116,288		NiSource, Inc.	3,411,890	0.2
117,562		Northeast Utilities	5,109,245	0.3
120,636		NRG Energy, Inc.	3,195,648	0.2
88,475		NV Energy, Inc.	1,772,154	0.1
36,966		OGE Energy Corp.	2,586,881	0.1
77,946		Oneok, Inc.	3,715,686	0.2
85,561		Pepco Holdings, Inc.	1,831,005	0.1
41,038		Pinnacle West Capital Corp.	2,375,690	0.1
217,462		PPL Corp.	6,808,735	0.4
66,784		Questar Corp.	1,624,855	0.1
44,050		SCANA Corp.	2,253,598	0.1
90,344		Sempra Energy	7,222,099	0.4
80,861		TECO Energy, Inc.	1,440,943	0.1
42,650		UGI Corp.	1,637,333	0.1
31,200		Vectren Corp.	1,105,104	0.0
47,314		Westar Energy, Inc.	1,569,879	0.1
86,389		Wisconsin Energy Corp.	3,705,224	0.2
182,593		Xcel Energy, Inc.	5,423,012	0.3
			107,481,737	5.7
		Total Common Stock
		(Cost $1,130,547,269)	1,823,291,829	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateral(cc)(1): 2.2%
2,038,436		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $2,038,472, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $2,079,205, due 05/31/14)	$2,038,436	0.1
9,683,204		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $9,683,416, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $9,876,871, due 03/31/13-03/15/53)	9,683,204	0.6

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
9,683,204		Daiwa Capital Markets, Repurchase Agreement dated 03/28/13, 0.33%, due 04/01/13 (Repurchase Amount $9,683,554, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $9,876,868, due 06/01/17-03/01/48)	$9,683,204	0.5
9,683,204		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $9,683,416, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,876,871, due 04/25/13-01/01/47)	9,683,204	0.5
9,683,204		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $9,683,437, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $9,876,868, due 07/01/27-04/01/43)	9,683,204	0.5
			40,771,252	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.6%
49,112,187		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $49,112,187)	$49,112,187	2.6
		Total Short-Term Investments
		(Cost $89,883,439)	89,883,439	4.8
		Total Investments in Securities (Cost $1,220,430,708)	$1,913,175,268	101.9
		Liabilities in Excess of Other Assets	(35,194,624)	(1.9)
		Net Assets	$1,877,980,644	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,228,373,143.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$733,695,239
		Gross Unrealized Depreciation	(48,893,114)
		Net Unrealized Appreciation	$684,802,125

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,823,291,829	$—	$—	$1,823,291,829
Short-Term Investments	49,112,187	40,771,252	—	89,883,439
Total Investments, at fair value	$1,872,404,016	$40,771,252	$—	$1,913,175,268
Other Financial Instruments+
Futures	916,595	—	—	916,595
Total Assets	$1,873,320,611	$40,771,252	$—	$1,914,091,863

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	423	06/21/13	$48,687,300	$916,595
			$48,687,300	$916,595

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Consumer Discretionary: 13.1%
43,900	@	Aeropostale, Inc.	$597,040	0.1
22,380	@	AFC Enterprises	813,065	0.1
41,330		Allos Therapeutic	—	—
46,660	@	American Axle & Manufacturing Holdings, Inc.	636,909	0.1
25,220		American Greetings Corp.	406,042	0.1
13,530	@	American Public Education, Inc.	472,062	0.1
8,660	@	America’s Car-Mart, Inc.	404,768	0.0
20,280		Ameristar Casinos, Inc.	531,944	0.1
32,620	@	ANN, Inc.	946,632	0.1
18,690		Arbitron, Inc.	876,000	0.1
9,700	@	Arctic Cat, Inc.	423,890	0.1
20,580	@	Asbury Automotive Group, Inc.	755,080	0.1
11,660	@	Ascent Capital Group, Inc.	867,970	0.1
24,200	@, L	Barnes & Noble, Inc.	398,090	0.0
13,220	@, L	Beazer Homes USA, Inc.	209,405	0.0
34,460		Bebe Stores, Inc.	143,698	0.0
64,600		Belo Corp.	635,018	0.1
871	@	Biglari Holdings, Inc.	325,049	0.0
11,680	@	BJ’s Restaurants, Inc.	388,710	0.0
26,000	@	Black Diamond, Inc.	236,860	0.0
7,520	@, L	Blue Nile, Inc.	259,064	0.0
7,400	L	Blyth, Inc.	128,464	0.0
20,750		Bob Evans Farms, Inc.	884,365	0.1
27,500	@	Body Central Corp.	258,500	0.0
36,600	@, L	Boyd Gaming Corp.	302,682	0.0
13,550	@, L	Bridgepoint Education, Inc.	138,617	0.0
26,160		Brown Shoe Co., Inc.	418,560	0.1
63,360		Brunswick Corp.	2,168,179	0.2
17,080	L	Buckle, Inc.	796,782	0.1
13,200	@, L	Buffalo Wild Wings, Inc.	1,155,396	0.1
23,680	@	Cabela’s, Inc.	1,439,270	0.2
27,500	@, L	Caesars Entertainment Co.	436,150	0.1
44,250		Callaway Golf Co.	292,935	0.0
12,180	@	Capella Education Co.	379,285	0.0
12,370	@	Carmike Cinemas, Inc.	224,144	0.0
21,220		Cato Corp.	512,251	0.1
5,560	@	Cavco Industries, Inc.	264,489	0.0
14,240		CEC Entertainment, Inc.	466,360	0.1
34,810		Cheesecake Factory	1,344,014	0.2
15,470		Childrens Place Retail Stores, Inc.	693,365	0.1
6,027		Churchill Downs, Inc.	422,131	0.1
6,600	@	Chuy’s Holdings, Inc.	215,028	0.0
18,610	@	Citi Trends, Inc.	190,380	0.0
22,800	@, L	Coinstar, Inc.	1,331,976	0.2
7,610	L	Columbia Sportswear Co.	440,467	0.1
16,120	@	Conn’s, Inc.	578,708	0.1
33,490		Cooper Tire & Rubber Co.	859,353	0.1
9,250		Core-Mark Holding Co., Inc.	474,618	0.1
99,060	@	Corinthian Colleges, Inc.	208,026	0.0
15,330		Cracker Barrel Old Country Store	1,239,431	0.1
57,370	@	CROCS, Inc.	850,223	0.1
8,490		CSS Industries, Inc.	220,485	0.0
45,600	@	Cumulus Media, Inc.	153,672	0.0
98,710		Dana Holding Corp.	1,759,999	0.2
72,660	@	Denny’s Corp.	419,248	0.1
19,450	@, L	Digital Generation, Inc.	125,064	0.0
11,300		DineEquity, Inc.	777,327	0.1
33,460		Domino’s Pizza, Inc.	1,721,182	0.2
17,760		Dorman Products, Inc.	660,850	0.1
13,310		Drew Industries, Inc.	483,286	0.1
32,300	@	Entercom Communications Corp.	240,312	0.0
14,140		Ethan Allen Interiors, Inc.	465,489	0.1
28,050	@	EW Scripps Co.	337,442	0.0
48,420	@	Exide Technologies	130,734	0.0
58,600	@	Express, Inc.	1,043,666	0.1
10,161	@	Fiesta Restaurant Group, Inc.	269,978	0.0
70,220	@	Fifth & Pacific Co., Inc.	1,325,754	0.2
36,889		Finish Line	722,656	0.1
5,870		Fisher Communications, Inc.	230,339	0.0
8,200	@	Five Below, Inc.	310,698	0.0
22,600	@, L	Francesca’s Holdings Corp.	647,716	0.1
17,890		Fred’s, Inc.	244,735	0.0
12,220	@	Fuel Systems Solutions, Inc.	201,263	0.0
14,430	@	Genesco, Inc.	867,099	0.1
20,400	@	Gentherm, Inc.	334,152	0.0
10,410	@	G-III Apparel Group Ltd.	417,545	0.1
26,310	@	Grand Canyon Education, Inc.	668,011	0.1
12,560		Group 1 Automotive, Inc.	754,479	0.1
27,960		Harte-Hanks, Inc.	217,808	0.0
12,850		Haverty Furniture Cos., Inc.	264,196	0.0
19,210	@	Helen of Troy Ltd.	736,896	0.1
18,650	@	Hibbett Sporting Goods, Inc.	1,049,436	0.1
28,900		Hillenbrand, Inc.	730,592	0.1
34,480		HOT Topic, Inc.	478,582	0.1
88,260	@, L	Hovnanian Enterprises, Inc.	509,260	0.1
27,100		HSN, Inc.	1,486,706	0.2
48,250	@	Iconix Brand Group, Inc.	1,248,228	0.1
10,000		International Speedway Corp.	326,800	0.0
26,350		Interval Leisure Group, Inc.	572,849	0.1
14,480	@	iRobot Corp.	371,557	0.0
33,720	@	Jack in the Box, Inc.	1,166,375	0.1
18,051		Jakks Pacific, Inc.	189,355	0.0
124,900	@	Jamba, Inc.	355,965	0.0
56,340		Jones Group, Inc.	716,645	0.1
18,530	@	JoS. A Bank Clothiers, Inc.	739,347	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
44,000	@	Journal Communications, Inc.	$295,680	0.0
15,310	@, L	K12, Inc.	369,124	0.0
3,200	@	Kayak Software Corp.	127,872	0.0
38,000	L	KB Home	827,260	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	538,612	0.1
42,500		La-Z-Boy, Inc.	801,975	0.1
35,500	@, L	Leapfrog Enterprises, Inc.	303,880	0.0
16,500	@	Libbey, Inc.	318,945	0.0
27,800		Life Time Fitness, Inc.	1,189,284	0.1
15,700		Lifetime Brands, Inc.	179,137	0.0
49,090		Lincoln Educational Services Corp.	287,667	0.0
46,200	@	Lions Gate Entertainment Corp.	1,098,174	0.1
10,400		Lithia Motors, Inc.	493,792	0.1
104,827	@	Live Nation, Inc.	1,296,710	0.1
17,480	L	Lumber Liquidators	1,227,446	0.1
15,780	@	M/I Homes, Inc.	385,821	0.0
18,500		Mac-Gray Corp.	236,800	0.0
13,480	@	Maidenform Brands, Inc.	236,304	0.0
16,980		Marcus Corp.	212,080	0.0
20,700	@	MarineMax, Inc.	281,313	0.0
19,800	@	Marriott Vacations Worldwide Corp.	849,618	0.1
20,380		Matthews International Corp.	711,058	0.1
10,600	@, L	Mattress Firm Holding Corp.	366,124	0.0
75,500	@, L	McClatchy Co.	218,950	0.0
18,800		MDC Holdings, Inc.	689,020	0.1
26,200		MDC Partners, Inc.	423,654	0.1
32,100		Men’s Wearhouse, Inc.	1,072,782	0.1
19,600	L	Meredith Corp.	749,896	0.1
21,110	@	Meritage Homes Corp.	989,215	0.1
34,800	@	Modine Manufacturing Co.	316,680	0.0
19,665	L	Monro Muffler, Inc.	780,897	0.1
46,000	@	Morgans Hotel Group Co.	272,320	0.0
8,850		Movado Group, Inc.	296,652	0.0
15,200	@	Multimedia Games, Inc.	317,224	0.0
3,750		Nacco Industries, Inc.	200,100	0.0
33,800		National CineMedia, Inc.	533,364	0.1
57,200	@	New York Times Co.	560,560	0.1
20,940		Nutri/System, Inc.	177,571	0.0
170,900	@	Office Depot, Inc.	671,637	0.1
52,050		OfficeMax, Inc.	604,301	0.1
57,400	@	Orient-Express Hotels Ltd.	565,964	0.1
4,970		Oxford Industries, Inc.	263,907	0.0
15,910	@	Papa John’s International, Inc.	983,556	0.1
26,200		Penske Auto Group, Inc.	874,032	0.1
31,450	@	PEP Boys-Manny Moe & Jack	370,796	0.0
9,760		Perry Ellis International, Inc.	177,534	0.0
64,310		Pier 1 Imports, Inc.	1,479,130	0.2
42,840	@	Pinnacle Entertainment, Inc.	626,321	0.1
35,370		Pool Corp.	1,697,760	0.2
63,310	@	Quiksilver, Inc.	384,292	0.0
11,200	@	Red Robin Gourmet Burgers, Inc.	510,720	0.1
36,110	L	Regis Corp.	656,841	0.1
36,240		Rent-A-Center, Inc.	1,338,706	0.2
15,100	@	Rentrak Corp.	331,898	0.0
47,480	@	Ruby Tuesday, Inc.	349,928	0.0
8,600	@	Rue21, Inc.	252,754	0.0
46,602	@	Ruth’s Hospitality Group, Inc.	444,583	0.1
29,150		Ryland Group, Inc.	1,213,223	0.1
89,200	@, L	Saks, Inc.	1,023,124	0.1
17,420		Scholastic Corp.	464,243	0.1
45,300	@	Scientific Games Corp.	396,375	0.0
36,800	@	Select Comfort Corp.	727,536	0.1
35,480	@	SHFL Entertainment, Inc.	587,904	0.1
19,810	@	Shutterfly, Inc.	875,008	0.1
5,300	@	Shutterstock, Inc.	238,394	0.0
41,950		Sinclair Broadcast Group, Inc.	849,068	0.1
24,200		Six Flags Entertainment Corp.	1,754,016	0.2
23,840	@	Skechers USA, Inc.	504,216	0.1
16,400	@, L	Skullcandy, Inc.	86,592	0.0
66,020	L	Smith & Wesson Holding Corp.	594,180	0.1
30,760		Sonic Automotive, Inc.	681,642	0.1
38,380	@	Sonic Corp.	494,334	0.1
45,580		Sotheby’s	1,705,148	0.2
38,830		Spartan Motors, Inc.	206,187	0.0
11,360		Speedway Motorsports, Inc.	204,366	0.0
24,960		Stage Stores, Inc.	645,965	0.1
15,750		Standard Motor Products, Inc.	436,590	0.1
75,180	@, L	Standard-Pacific Corp.	649,555	0.1
9,780	@	Steiner Leisure Ltd.	472,961	0.1
25,165	@	Steven Madden Ltd.	1,085,618	0.1
6,800	L	Strayer Education, Inc.	328,984	0.0
11,340		Sturm Ruger & Co., Inc.	575,278	0.1
15,060		Superior Industries International	281,321	0.0
36,560	@	Tenneco, Inc.	1,437,174	0.2
34,920		Texas Roadhouse, Inc.	705,035	0.1
7,400	@	Tilly’s, Inc.	94,128	0.0
12,800		Town Sports International Holdings, Inc.	121,088	0.0
16,230		True Religion Apparel, Inc.	423,765	0.1
40,260	@	Tuesday Morning Corp.	312,418	0.0
18,700	@	Tumi Holdings, Inc.	391,578	0.0
24,150	@	Universal Electronics, Inc.	561,488	0.1
14,470		Universal Technical Institute, Inc.	182,756	0.0
19,660		Vail Resorts, Inc.	1,225,211	0.1
34,840		Valassis Communications, Inc.	1,040,671	0.1
14,700	@, L	Vera Bradley, Inc.	347,361	0.0
14,600	@	Vitamin Shoppe, Inc.	713,210	0.1
79,520	@	Wet Seal, Inc.	240,150	0.0
7,490		Weyco Group, Inc.	183,580	0.0
19,680	@	Winnebago Industries	406,195	0.1
23,800	@	WMS Industries, Inc.	599,998	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
37,960		Wolverine World Wide, Inc.	$1,684,285	0.2
14,550	@, L	Zumiez, Inc.	333,195	0.0
			117,038,558	13.1
		Consumer Staples: 3.4%
7,490		Alico, Inc.	346,412	0.0
87,940	@	Alliance One International, Inc.	342,087	0.0
13,940		Andersons, Inc.	746,069	0.1
28,490		B&G Foods, Inc.	868,660	0.1
6,650	@, L	Boston Beer Co., Inc.	1,061,606	0.1
49,110	@	Boulder Brands, Inc.	441,008	0.1
9,570		Calavo Growers, Inc.	275,425	0.0
11,400		Cal-Maine Foods, Inc.	485,184	0.1
20,073		Casey’s General Stores, Inc.	1,170,256	0.1
50,700	@, L	Central European Distribution Corp.	16,984	0.0
26,800	@	Central Garden & Pet Co.	220,296	0.0
27,820	@	Chiquita Brands International, Inc.	215,883	0.0
4,300		Coca-Cola Bottling Co. Consolidated	259,376	0.0
76,070	@	Darling International, Inc.	1,366,217	0.2
14,680	@, L	Diamond Foods, Inc.	247,505	0.0
26,200	@	Dole Food Co., Inc.	285,580	0.0
17,090		Elizabeth Arden, Inc.	687,872	0.1
26,110	@	Fresh Del Monte Produce, Inc.	704,448	0.1
27,030	@	Hain Celestial Group, Inc.	1,650,992	0.2
31,470		Harris Teeter Supermarkets, Inc.	1,344,084	0.2
89,880	@, L	Heckmann Corp.	385,585	0.1
18,040		Ingles Markets, Inc.	387,499	0.1
10,120		J&J Snack Foods Corp.	778,127	0.1
13,793		Lancaster Colony Corp.	1,062,061	0.1
4,100	@	Medifast, Inc.	93,972	0.0
16,030		Nash Finch Co.	313,867	0.0
17,810	@	Pantry, Inc.	222,091	0.0
41,166	@	Pilgrim’s Pride Corp.	378,316	0.0
16,500	@	Post Holdings, Inc.	708,345	0.1
29,480	@	Prestige Brands Holdings, Inc.	757,341	0.1
12,260		Pricesmart, Inc.	954,196	0.1
410,500	@	Rite Aid Corp.	779,950	0.1
30,500	L	Roundy’s, Inc.	200,385	0.0
17,640		Sanderson Farms, Inc.	963,497	0.1
117		Seaboard Corp.	327,599	0.0
9,630	@	Seneca Foods Corp.	317,983	0.0
21,000		Snyders-Lance, Inc.	530,460	0.1
20,340		Spartan Stores, Inc.	356,967	0.0
16,400		Spectrum Brands Holdings, Inc.	928,076	0.1
91,450	@, L	Star Scientific, Inc.	151,807	0.0
90,440	L	Supervalu, Inc.	455,818	0.1
7,500	@	Susser Holdings Corp.	383,325	0.0
20,301	L	Tootsie Roll Industries, Inc.	607,203	0.1
24,710	@	TreeHouse Foods, Inc.	1,609,856	0.2
32,330	@	United Natural Foods, Inc.	1,590,636	0.2
15,870		Universal Corp.	889,355	0.1
5,050	@, L	USANA Health Sciences, Inc.	244,066	0.0
30,850		Vector Group Ltd.	497,302	0.1
10,690		WD-40 Co.	585,491	0.1
8,100		Weis Markets, Inc.	329,670	0.0
			30,526,790	3.4
		Energy: 5.6%
90,900	@, L	Abraxas Petroleum Corp.	209,979	0.0
11,070	@	Apco Oil and Gas International, Inc.	137,268	0.0
19,800	@, L	Approach Resources, Inc.	487,278	0.1
118,800	L	Arch Coal, Inc.	645,084	0.1
41,470	@	ATP Oil & Gas Corp.	7,257	0.0
24,520	L	Basic Energy Services, Inc.	335,188	0.0
37,270		Berry Petroleum Co.	1,725,228	0.2
29,660	L	Bill Barrett Corp.	601,208	0.1
71,870	@, L	BPZ Energy, Inc.	163,145	0.0
27,030		Bristow Group, Inc.	1,782,358	0.2
28,100	L	C&J Energy Services, Inc.	643,490	0.1
87,380	@, L	Cal Dive International, Inc.	157,284	0.0
56,300	@	Callon Petroleum Co.	208,310	0.0
19,600		Carrizo Oil & Gas, Inc.	505,092	0.1
3,900	@	Clayton Williams Energy, Inc.	170,547	0.0
35,340	@, L	Clean Energy Fuels Corp.	459,420	0.1
26,200	@	Cloud Peak Energy, Inc.	492,036	0.1
27,800	@	Comstock Resources, Inc.	451,750	0.1
9,120		Contango Oil & Gas Co.	365,621	0.0
47,300	@	Crimson Exploration, Inc.	135,278	0.0
27,420		Crosstex Energy, Inc.	528,109	0.1
8,800		CVR Energy, Inc.	454,256	0.1
53,800	X	CVR Energy Inc Escrow	—	—
10,670	@	Dawson Geophysical Co.	320,100	0.0
20,400		Delek US Holdings, Inc.	804,984	0.1
8,696	@	Diamondback Energy, Inc.	233,401	0.0
25,420	@	Dril-Quip, Inc.	2,215,861	0.3
31,550	@, L	Endeavour International Corp.	93,072	0.0
50,500		Energy XXI Bermuda Ltd.	1,374,610	0.2
22,200		EPL Oil & Gas, Inc.	595,182	0.1
31,600	@	Exterran Holdings, Inc.	853,200	0.1
51,800	@	Forest Oil Corp.	272,468	0.0
7,100	L	Forum Energy Technologies, Inc.	204,196	0.0
45,990		FX Energy, Inc.	154,526	0.0
25,500	@	GasLog Ltd.	327,930	0.0
119,800	@	Gastar Exploration Ltd.	210,848	0.0
5,600	@	Geospace Technologies Corp.	604,352	0.1
17,190	@, L	Goodrich Petroleum Corp.	269,024	0.0
23,600	@	Green Plains Renewable Energy, Inc.	269,984	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
6,490		Gulf Island Fabrication, Inc.	$136,679	0.0
14,020		Gulfmark Offshore, Inc.	546,219	0.1
47,895	@	Gulfport Energy Corp.	2,195,028	0.2
64,733	@	Halcon Resources Corp.	504,270	0.1
42,900	@, L	Harvest Natural Resources, Inc.	150,579	0.0
77,500	@	Helix Energy Solutions Group, Inc.	1,773,200	0.2
90,490	@	Hercules Offshore, Inc.	671,436	0.1
17,140	@	Hornbeck Offshore Services, Inc.	796,324	0.1
84,580	@	ION Geophysical Corp.	575,990	0.1
92,610	@	Key Energy Services, Inc.	748,289	0.1
23,000	@, L	KiOR, Inc.	106,950	0.0
174,300	@	Kodiak Oil & Gas Corp.	1,584,387	0.2
21,020		Lufkin Industries, Inc.	1,395,518	0.2
88,100	@, L	Magnum Hunter Resources Corp.	353,281	0.0
21,300	@, L	Matador Resources Co.	188,718	0.0
18,860	@	Matrix Service Co.	281,014	0.0
67,970	@	McMoRan Exploration Co.	1,111,310	0.1
34,000	@	Midstates Petroleum Co., Inc.	290,700	0.0
33,700	@, L	Miller Energy Resources, Inc.	125,027	0.0
16,510	@	Natural Gas Services Group, Inc.	317,983	0.0
53,740	@	Newpark Resources	498,707	0.1
30,480	L	Nordic American Tankers Ltd.	352,044	0.0
33,420	@	Northern Oil And Gas, Inc.	480,580	0.1
45,100		Oasis Petroleum, Inc.	1,716,957	0.2
6,090		Panhandle Oil and Gas, Inc.	174,479	0.0
51,900	@	Parker Drilling Co.	222,132	0.0
12,910	@	PDC Energy, Inc.	639,949	0.1
28,880		Penn Virginia Corp.	116,675	0.0
31,710		Petroquest Energy, Inc.	140,792	0.0
8,960	@	PHI, Inc.	306,522	0.0
35,200	@	Pioneer Energy Services Corp.	290,400	0.0
89,700	@, L	Quicksilver Resources, Inc.	201,825	0.0
193,200		Rentech, Inc.	454,020	0.1
49,700	@	Resolute Energy Corp.	572,047	0.1
26,730	@	Rex Energy Corp.	440,510	0.1
32,520		Rosetta Resources, Inc.	1,547,302	0.2
57,700	@	Scorpio Tankers, Inc.	514,684	0.1
23,500	@	SemGroup Corp.	1,215,420	0.1
25,140	@	Ship Finance International Ltd.	443,470	0.1
21,000	@, L	Solazyme, Inc.	164,010	0.0
26,980	@	Stone Energy Corp.	586,815	0.1
22,660	@	Swift Energy Co.	335,595	0.0
28,569	@	Synergy Resources Corp.	195,983	0.0
13,400		Targa Resources Corp.	910,664	0.1
19,500	@	Tesco Corp.	261,105	0.0
50,570	@	Tetra Technologies, Inc.	518,848	0.1
25,200		TGC Industries, Inc.	249,480	0.0
42,300	@	Triangle Petroleum Corp.	279,180	0.0
45,370	@	Vaalco Energy, Inc.	344,358	0.0
172,950	@	Vantage Drilling Co.	302,663	0.0
17,040	L	W&T Offshore, Inc.	241,968	0.0
96,020	@	Warren Resources, Inc.	308,224	0.0
45,080	L	Western Refining, Inc.	1,596,283	0.2
24,800	@	Willbros Group, Inc.	243,536	0.0
			50,189,053	5.6
		Financials: 21.6%
12,150		1st Source Corp.	287,955	0.0
48,400		1st United Bancorp, Inc.	312,664	0.0
23,696		Acadia Realty Trust	658,038	0.1
4,900		AG Mortgage Investment Trust, Inc.	124,803	0.0
12,300		Agree Realty Corp.	370,230	0.0
1,450		Alexander’s, Inc.	478,050	0.1
62,580	@	Alterra Capital Holdings Ltd.	1,971,270	0.2
24,200		American Assets Trust, Inc.	774,642	0.1
37,065		American Capital Mortgage Investment Corp.	958,130	0.1
36,920		American Equity Investment Life Holding Co.	549,739	0.1
27,705	@	Ameris Bancorp.	397,567	0.1
13,520		Amerisafe, Inc.	480,501	0.1
13,673		Amtrust Financial Services, Inc.	473,769	0.1
111,480		Anworth Mortgage Asset Corp.	705,668	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	404,570	0.1
137,410		Apollo Investment Corp.	1,148,748	0.1
10,000		Apollo Residential Mortgage, Inc.	222,900	0.0
16,800		Ares Commercial Real Estate Corp.	284,256	0.0
19,090	@	Argo Group International Holdings Ltd.	789,944	0.1
235,115		ARMOUR Residential REIT, Inc.	1,535,301	0.2
6,675	L	Arrow Financial Corp.	164,472	0.0
32,910		Ashford Hospitality Trust, Inc.	406,768	0.1
21,680		Associated Estates Realty Corp.	404,115	0.1
63,180		Astoria Financial Corp.	622,955	0.1
5,850		Bancfirst Corp.	243,945	0.0
26,950	@	Bancorp, Inc.	373,257	0.0
49,700	L	Bancorpsouth, Inc.	810,110	0.1
80,550		Bank Mutual Corp.	445,441	0.1
20,280		Bank of the Ozarks, Inc.	899,418	0.1
38,300		BankFinancial Corp.	309,847	0.0
15,500		Banner Corp.	493,365	0.1
35,850		BBCN Bancorp, Inc.	468,201	0.1
28,050		Beneficial Mutual Bancorp, Inc.	288,915	0.0
9,510		Berkshire Hills Bancorp., Inc.	242,885	0.0
63,540		BGC Partners, Inc.	264,326	0.0
51,550	L	BlackRock Kelso Capital Corp.	515,500	0.1
18,880	@	Banco Latinoamericano de Exportaciones S.A.	467,091	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
13,000	@	BofI Holding, Inc.	$466,440	0.1
30,800		Boston Private Financial Holdings, Inc.	304,304	0.0
17,570		OceanFirst Financial Corp.	253,359	0.0
28,340		Brookline Bancorp., Inc.	259,028	0.0
11,800		Bryn Mawr Bank Corp.	274,704	0.0
20,870		Calamos Asset Management, Inc.	245,640	0.0
6,340		Camden National Corp.	209,727	0.0
16,700		Campus Crest Communities, Inc.	232,130	0.0
2,720		Capital Southwest Corp.	312,800	0.0
57,530		Capital Lease Funding, Inc.	366,466	0.0
42,740		Capstead Mortgage Corp.	547,927	0.1
21,890		Cardinal Financial Corp.	397,960	0.1
22,780		Cash America International, Inc.	1,195,267	0.1
49,420		Cathay General Bancorp.	994,330	0.1
62,170		Cedar Shopping Centers, Inc.	379,859	0.0
33,270		Centerstate Banks of Florida, Inc.	285,457	0.0
7,200	@	Central Pacific Financial Corp.	113,040	0.0
23,600		Chatham Lodging Trust	415,596	0.1
16,330		Chemical Financial Corp.	430,785	0.1
30,531		Chesapeake Lodging Trust	700,381	0.1
35,970	@	Citizens, Inc.	301,788	0.0
23,300	@	Citizens Republic Bancorp, Inc.	525,415	0.1
11,240	L	City Holding Co.	447,240	0.1
20,900	L	Clifton Savings Bancorp, Inc.	260,414	0.0
10,460		CNB Financial Corp.	178,343	0.0
146,900		CNO Financial Group, Inc.	1,682,005	0.2
45,810		CoBiz Financial, Inc.	370,145	0.0
8,670	L	Cohen & Steers, Inc.	312,727	0.0
46,990		Colonial Properties Trust	1,062,444	0.1
40,609		Colony Financial, Inc.	901,520	0.1
25,830		Columbia Banking System, Inc.	567,743	0.1
21,790		Community Bank System, Inc.	645,638	0.1
11,490		Community Trust Bancorp., Inc.	391,005	0.1
9,000		Coresite Realty Corp.	314,820	0.0
63,298		Cousins Properties, Inc.	676,656	0.1
87,400	@	Cowen Group, Inc.	246,468	0.0
4,650	@	Credit Acceptance Corp.	567,951	0.1
21,600		CreXus Investment Corp.	281,232	0.0
70,350		CubeSmart	1,111,530	0.1
53,420		CVB Financial Corp.	602,043	0.1
104,130		CYS Investments, Inc.	1,222,486	0.1
143,890		DCT Industrial Trust, Inc.	1,064,786	0.1
24,660	@	DFC Global Corp.	410,342	0.1
107,595		DiamondRock Hospitality Co.	1,001,709	0.1
19,710		Dime Community Bancshares	283,036	0.0
11,500		Donegal Group, Inc.	175,605	0.0
121,800	@	Doral Financial Corp.	85,832	0.0
18,180		Duff & Phelps Corp.	281,972	0.0
39,230		DuPont Fabros Technology, Inc.	952,112	0.1
35,550		Dynex Capital, Inc.	379,674	0.0
16,100	@	Eagle Bancorp, Inc.	352,429	0.0
21,920		EastGroup Properties, Inc.	1,275,744	0.1
49,010		Education Realty Trust, Inc.	516,075	0.1
13,380	@	eHealth, Inc.	239,234	0.0
28,430		Employers Holdings, Inc.	666,684	0.1
12,060	L	Encore Capital Group, Inc.	363,006	0.0
4,020	@	Enstar Group Ltd.	499,646	0.1
18,450		Enterprise Financial Services Corp.	264,573	0.0
35,810		EPR Properties	1,863,910	0.2
24,270		Equity One, Inc.	581,752	0.1
18,392		ESB Financial Corp.	251,786	0.0
10,630		Evercore Partners, Inc.	442,208	0.1
33,600		Excel Trust, Inc.	458,640	0.1
32,960	@	Ezcorp, Inc.	702,048	0.1
9,070		FBL Financial Group, Inc.	352,460	0.0
79,520	@	FelCor Lodging Trust, Inc.	473,144	0.1
19,900		Fidus Investment Corp.	381,085	0.0
52,370		Fifth Street Finance Corp.	577,117	0.1
22,100		Financial Engines, Inc.	800,462	0.1
78,900		First American Financial Corp.	2,017,473	0.2
33,000	@, L	First BanCorp/Puerto Rico	205,590	0.0
21,090		First Bancorp.	284,504	0.0
37,230		First Busey Corp.	170,141	0.0
44,200	@	First California Financial Group, Inc.	376,584	0.0
19,850	@	First Cash Financial Services, Inc.	1,158,049	0.1
50,920		First Commonwealth Financial Corp.	379,863	0.0
38,080		First Financial Bancorp.	611,184	0.1
22,965	L	First Financial Bankshares, Inc.	1,116,099	0.1
9,230		First Financial Corp.	290,653	0.0
59,110		First Industrial Realty Trust, Inc.	1,012,554	0.1
19,220		First Merchants Corp.	297,333	0.0
48,230		First Midwest Bancorp., Inc.	640,494	0.1
30,570		First Potomac Realty Trust	453,353	0.1
68,895	L	FirstMerit Corp.	1,138,834	0.1
25,800		Flushing Financial Corp.	437,052	0.1
68,166		FNB Corp.	824,809	0.1
26,370	@	Forestar Real Estate Group, Inc.	576,448	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
46,170		Franklin Street Properties Corp.	$675,005	0.1
4,640		GAMCO Investors, Inc.	246,430	0.0
50,016		Geo Group, Inc.	1,881,602	0.2
17,320		Getty Realty Corp.	350,037	0.0
88,310		GFI Group, Inc.	294,955	0.0
45,460		Glacier Bancorp., Inc.	862,831	0.1
34,340		Gladstone Capital Corp.	315,928	0.0
17,990	L	Gladstone Commercial Corp.	350,265	0.0
74,120		Glimcher Realty Trust	859,792	0.1
6,093	@	Global Indemnity PLC	141,358	0.0
23,100		Golub Capital BDC, Inc.	381,381	0.0
17,000		Government Properties Income Trust	437,410	0.1
11,490		Great Southern Bancorp., Inc.	280,241	0.0
13,900	@, L	Green Dot Corp.	232,269	0.0
15,700		Greenhill & Co., Inc.	838,066	0.1
19,750	@	Greenlight Capital Re Ltd.	482,888	0.1
18,400	@, L	GSV Capital Corp.	151,984	0.0
47,938		Hancock Holding Co.	1,482,243	0.2
22,000	@	Hanmi Financial Corp.	352,000	0.0
47,630		Healthcare Realty Trust, Inc.	1,352,216	0.2
8,120		Heartland Financial USA, Inc.	205,192	0.0
38,255		Hercules Technology Growth Capital, Inc.	468,624	0.1
84,700		Hersha Hospitality Trust	494,648	0.1
17,300		HFF, Inc.	344,789	0.0
44,916		Highwoods Properties, Inc.	1,777,326	0.2
36,020	@	Hilltop Holdings, Inc.	485,910	0.1
13,424		Home Bancshares, Inc.	505,682	0.1
33,301	@	Home Loan Servicing Solutions Ltd.	776,912	0.1
17,700		Homeowners Choice, Inc.	482,325	0.1
26,670		Horace Mann Educators Corp.	556,070	0.1
27,049		Hudson Pacific Properties, Inc.	588,316	0.1
13,993		Hudson Valley Holding Corp.	208,636	0.0
18,090		IBERIABANK Corp.	904,862	0.1
29,650	@	ICG Group, Inc.	370,032	0.0
12,100		Independent Bank Corp.	394,339	0.1
8,050		Infinity Property & Casualty Corp.	452,410	0.1
49,300		Inland Real Estate Corp.	497,437	0.1
35,630		International Bancshares Corp.	741,104	0.1
13,555	@	Intl. FCStone, Inc.	235,993	0.0
83,889		Invesco Mortgage Capital, Inc.	1,794,386	0.2
28,900	@	Investment Technology Group, Inc.	319,056	0.0
28,350		Investors Bancorp, Inc.	532,413	0.1
50,100		Investors Real Estate Trust	494,487	0.1
65,110	@, L	iStar Financial, Inc.	709,048	0.1
6,900		JAVELIN Mortgage Investment Corp.	135,585	0.0
6,681		Kansas City Life Insurance Co.	261,428	0.0
25,800		KCAP Financial, Inc.	277,866	0.0
39,200	@	Kemet Corp.	245,000	0.0
34,500		Kennedy-Wilson Holdings, Inc.	535,095	0.1
50,800		Kite Realty Group Trust	342,392	0.0
95,900	@	Knight Capital Group, Inc.	356,748	0.0
15,566		Lakeland Bancorp, Inc.	153,325	0.0
11,670		Lakeland Financial Corp.	311,472	0.0
53,300		LaSalle Hotel Properties	1,352,754	0.2
64,835		Lexington Realty Trust	765,053	0.1
15,620		LTC Properties, Inc.	636,203	0.1
46,900	@	Maiden Holdings Ltd.	496,671	0.1
10,850	L	Main Street Capital Corp.	348,177	0.0
17,120		MainSource Financial Group, Inc.	240,365	0.0
22,070		MarketAxess Holdings, Inc.	823,211	0.1
34,500		MB Financial Corp.	833,865	0.1
63,800		MCG Capital Corp.	304,964	0.0
31,600		Meadowbrook Insurance Group, Inc.	222,780	0.0
31,700		Medallion Financial Corp.	419,074	0.1
75,680		Medical Properties Trust, Inc.	1,213,907	0.1
29,100		Medley Capital Corp.	461,235	0.1
8,370		Merchants Bancshares, Inc.	252,230	0.0
27,400	@	MetroCorp Bancshares, Inc.	276,466	0.0
151,250	@	MGIC Investment Corp.	748,688	0.1
27,100		Monmouth Real Estate Investment Corp.	302,165	0.0
41,560	@	Montpelier Re Holdings Ltd.	1,082,638	0.1
14,950		MVC Capital, Inc.	191,809	0.0
31,880	@	National Financial Partners Corp.	715,068	0.1
15,810		National Health Investors, Inc.	1,034,765	0.1
8,490		National Interstate Corp.	254,530	0.0
82,810		National Penn Bancshares, Inc.	885,239	0.1
1,665		National Western Life Insurance Co.	293,040	0.0
11,400	L	Nationstar Mortgage Holdings, Inc.	420,660	0.1
7,530	@	Navigators Group, Inc.	442,388	0.1
22,730		NBT Bancorp., Inc.	503,470	0.1
17,700		Nelnet, Inc.	598,260	0.1
17,100	@	Netspend Holdings, Inc.	271,719	0.0
64,800		New York Mortgage Trust, Inc.	488,592	0.1
23,200	@	NewStar Financial, Inc.	306,936	0.0
37,970		NGP Capital Resources Co.	269,967	0.0
14,141		Northfield Bancorp, Inc./NJ	160,642	0.0
89,888		Northstar Realty Finance Corp.	852,138	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
71,570		Northwest Bancshares, Inc.	$908,223	0.1
63,950	@	Ocwen Financial Corp.	2,424,984	0.3
58,330		Old National Bancorp.	802,038	0.1
68,980		Omega Healthcare Investors, Inc.	2,094,233	0.2
17,300	@	OmniAmerican Bancorp, Inc.	437,344	0.1
15,300		One Liberty Properties, Inc.	332,316	0.0
24,250		Oriental Financial Group	376,118	0.0
43,575		Oritani Financial Corp.	674,977	0.1
10,800		Federal Agricultural Mortgage Corp.	332,532	0.0
17,340		PacWest Bancorp	504,767	0.1
7,360	L	Park National Corp.	513,654	0.1
67,300	@	Park Sterling Corp.	379,572	0.0
26,700		Pebblebrook Hotel Trust	688,593	0.1
29,830		PennantPark Investment Corp.	336,781	0.0
40,180		Pennsylvania Real Estate Investment Trust	779,090	0.1
36,897		Pennymac Mortgage Investment Trust	955,263	0.1
12,820		Peoples Bancorp., Inc.	287,040	0.0
32,490		PHH Corp.	713,480	0.1
5,000	@	Phoenix Cos, Inc.	153,850	0.0
13,590	@	Pico Holdings, Inc.	301,698	0.0
22,580	@	Pinnacle Financial Partners, Inc.	527,469	0.1
12,430	@	Piper Jaffray Cos.	426,349	0.1
24,640	@	Platinum Underwriters Holdings Ltd.	1,375,158	0.2
12,420	@	Portfolio Recovery Associates, Inc.	1,576,346	0.2
29,710		Potlatch Corp.	1,362,501	0.2
21,200		Primerica, Inc.	694,936	0.1
29,520		PrivateBancorp, Inc.	558,223	0.1
104,352		Prospect Capital Corp.	1,138,480	0.1
36,100		Prosperity Bancshares, Inc.	1,710,779	0.2
38,970		Provident Financial Services, Inc.	595,072	0.1
26,420		Provident New York Bancorp	239,629	0.0
10,890		PS Business Parks, Inc.	859,439	0.1
100,400		Radian Group, Inc.	1,075,284	0.1
30,716	L	RAIT Financial Trust	244,807	0.0
23,290		Ramco-Gershenson Properties	391,272	0.1
55,780		Redwood Trust, Inc.	1,292,980	0.2
14,930		Renasant Corp.	334,133	0.0
7,060		Republic Bancorp., Inc.	159,838	0.0
52,250		Resource Capital Corp.	345,373	0.0
35,000	L	Retail Opportunity Investments	490,350	0.1
12,490		RLI Corp.	897,407	0.1
55,100		RLJ Lodging Trust	1,254,076	0.1
30,490		Rockville Financial, Inc.	395,150	0.1
21,670		Roma Financial Corp.	348,020	0.0
14,500		Rouse Properties, Inc.	262,450	0.0
24,928		Ryman Hospitality Properties	1,140,456	0.1
15,760		S&T Bancorp, Inc.	292,190	0.0
29,900		Sabra Healthcare REIT, Inc.	867,399	0.1
18,093	@	Safeguard Scientifics, Inc.	285,869	0.0
9,020		Safety Insurance Group, Inc.	443,333	0.1
18,640		Sandy Spring Bancorp, Inc.	374,664	0.0
3,470		Saul Centers, Inc.	151,778	0.0
7,580		SCBT Financial Corp.	382,032	0.1
37,990		Selective Insurance Group	912,140	0.1
28,387		Silver Bay Realty Trust Corp.	587,618	0.1
11,510		Simmons First National Corp.	291,433	0.0
15,800		Solar Capital Ltd.	371,142	0.0
18,500		Solar Senior Capital Ltd.	355,200	0.0
13,581	L	Southside Bancshares, Inc.	285,337	0.0
17,240		Sovran Self Storage, Inc.	1,111,808	0.1
20,792		Spirit Realty Capital, Inc.	395,048	0.1
27,600		STAG Industrial, Inc.	587,052	0.1
79,150		Starwood Property Trust, Inc.	2,197,204	0.3
10,080		State Auto Financial Corp.	175,594	0.0
30,400		State Bank Financial Corp.	497,648	0.1
12,670		StellarOne Corp.	204,621	0.0
21,150		Sterling Bancorp.	214,884	0.0
18,700		Sterling Financial Corp.	405,603	0.1
15,900		Stewart Information Services Corp.	404,973	0.1
37,400	@, L	Stifel Financial Corp.	1,296,658	0.2
122,220	@	Strategic Hotel Capital, Inc.	1,020,537	0.1
41,000		Summit Hotel Properties, Inc.	429,270	0.1
14,140		Sun Communities, Inc.	697,526	0.1
101,888	@	Sunstone Hotel Investors, Inc.	1,254,241	0.1
139,106		Susquehanna Bancshares, Inc.	1,729,088	0.2
36,030	@	SWS Group, Inc.	217,982	0.0
10,540		SY Bancorp., Inc.	237,150	0.0
30,100		Symetra Financial Corp.	403,641	0.1
8,290	@	Tejon Ranch Co.	246,876	0.0
21,800		Terreno Realty Corp.	391,964	0.1
11,050		Territorial Bancorp, Inc.	262,769	0.0
19,540	@	Texas Capital Bancshares, Inc.	790,393	0.1
23,800		THL Credit, Inc.	356,524	0.0
29,700		TICC Capital Corp.	295,218	0.0
6,506		Tompkins Financial Corp.	275,074	0.0
31,218	@	Tower Group International, Ltd.	575,972	0.1
17,056	L	TowneBank	255,328	0.0
17,600	L	Triangle Capital Corp.	492,624	0.1
10,390		Trico Bancshares	177,669	0.0
50,250		Trustco Bank Corp.	280,395	0.0
45,950		Trustmark Corp.	1,149,210	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
185,456		Two Harbors Investment Corp.	$2,338,600	0.3
23,310		UMB Financial Corp.	1,143,822	0.1
29,100		UMH Properties, Inc.	298,857	0.0
83,760		Umpqua Holdings Corp.	1,110,658	0.1
12,670		Union First Market Bankshares Corp.	247,825	0.0
25,080	L	United Bankshares, Inc.	667,379	0.1
23,500	@	United Community Banks, Inc./GA	266,490	0.0
22,740		United Financial Bancorp, Inc.	345,648	0.0
18,520		United Fire Group, Inc.	471,704	0.1
7,340		Universal Health Realty Income Trust	423,591	0.1
14,960		Univest Corp. of Pennsylvania	260,603	0.0
14,040		Urstadt Biddle Properties, Inc.	305,510	0.0
11,756		ViewPoint Financial Group	236,413	0.0
6,280	@	Virtus Investment Partners	1,169,838	0.1
23,971	@	Walter Investment Management Corp.	892,920	0.1
20,900		Washington Banking Co.	291,346	0.0
42,240		Washington Real Estate Investment Trust	1,175,962	0.1
11,810		Washington Trust Bancorp, Inc.	323,358	0.0
51,760		Webster Financial Corp.	1,255,698	0.1
16,970		WesBanco, Inc.	406,432	0.1
15,900		West Coast Bancorp	386,052	0.0
22,070	L	Westamerica Bancorp.	1,000,433	0.1
44,440	@	Western Alliance Bancorp.	615,050	0.1
3,700		Western Asset Mortgage Capital Corp.	85,988	0.0
45,960		Westfield Financial, Inc.	357,569	0.0
4,280		Westwood Holdings Group, Inc.	190,160	0.0
22,300		Whitestone REIT	337,622	0.0
17,450		Winthrop Realty Trust	219,521	0.0
20,940		Wintrust Financial Corp.	775,618	0.1
49,700	@	WisdomTree Investments, Inc.	516,880	0.1
10,060	@, L	World Acceptance, Corp.	863,852	0.1
6,380		WSFS Financial Corp.	310,323	0.0
			194,104,666	21.6
		Health Care: 11.7%
12,180		Abaxism, Inc.	576,358	0.1
20,080	@, L	Abiomed, Inc.	374,894	0.0
17,100	@	Acadia Healthcare Co., Inc.	502,569	0.1
39,986	@	Accelrys, Inc.	390,263	0.1
38,000	@, L	Accretive Health, Inc.	386,080	0.1
48,503	@, L	Accuray, Inc.	225,054	0.0
41,100	@	Achillion Pharmaceuticals, Inc.	359,214	0.0
26,160		Acorda Therapeutics, Inc.	837,905	0.1
22,800	@	Aegerion Pharmaceuticals, Inc.	919,752	0.1
21,300	@	Affymax, Inc.	29,607	0.0
41,000	@, L	Affymetrix, Inc.	193,520	0.0
20,460		Air Methods Corp.	986,990	0.1
29,350	@	Akorn, Inc.	405,910	0.1
38,750		Align Technology, Inc.	1,298,512	0.2
65,770	@	Alkermes PLC	1,559,407	0.2
7,470		Almost Family, Inc.	152,612	0.0
23,950	@	Alnylam Pharmaceuticals, Inc.	583,661	0.1
17,940	@	AMAG Pharmaceuticals, Inc.	427,869	0.1
22,790	@	Amedisys, Inc.	253,425	0.0
32,510	@	AMN Healthcare Services, Inc.	514,633	0.1
20,140	@	Amsurg Corp.	677,510	0.1
44,095	@	Anacor Pharmaceuticals, Inc.	284,854	0.0
7,800		Analogic Corp.	616,356	0.1
18,000	@	Angiodynamics, Inc.	205,740	0.0
22,800	@	Anika Therapeutics, Inc.	331,056	0.0
93,600	@, L	Antares Pharma, Inc.	335,088	0.0
144,200	@, L	Arena Pharmaceuticals, Inc.	1,183,882	0.1
36,570	@	Arqule, Inc.	94,716	0.0
77,330	@	Array Biopharma, Inc.	380,464	0.1
19,500	@	Arthrocare Corp.	677,820	0.1
13,620		Assisted Living Concepts, Inc.	161,942	0.0
58,657	@	Astex Pharmaceuticals	261,610	0.0
24,080	@, L	Athenahealth, Inc.	2,336,723	0.3
17,000	@	AtriCure, Inc.	134,640	0.0
830		Atrion Corp.	159,352	0.0
25,720	@	Auxilium Pharmaceuticals, Inc.	444,442	0.1
89,900	@, L	AVANIR Pharmaceuticals, Inc.	246,326	0.0
37,400	@	AVEO Pharmaceuticals, Inc.	274,890	0.0
12,540	@, L	Bio-Reference Labs, Inc.	325,789	0.0
34,810	@	BioScrip, Inc.	442,435	0.1
41,100	@, L	Biotime, Inc.	157,002	0.0
101,030	@, L	Cadence Pharmaceuticals, Inc.	675,891	0.1
36,980	@	Cambrex Corp.	472,974	0.1
10,650		Cantel Medical Corp.	320,139	0.0
21,680	@	Capital Senior Living Corp.	573,002	0.1
36,200	@	Celldex Therapeutics, Inc.	419,196	0.1
30,740	@	Centene Corp.	1,353,790	0.2
40,600	@	Cepheid, Inc.	1,557,822	0.2
15,690		Chemed Corp.	1,254,886	0.1
12,980	@, X	Clinical Data, Inc.	12,980	0.0
11,300	@, L	Clovis Oncology, Inc.	323,971	0.0
7,230		Computer Programs & Systems, Inc.	391,215	0.1
21,330	@	Conceptus, Inc.	515,119	0.1
19,440		Conmed Corp.	662,126	0.1
3,900	@	Corvel Corp.	193,011	0.0
31,350		CryoLife, Inc.	188,413	0.0
43,370		Cubist Pharmaceuticals, Inc.	2,030,583	0.2
92,803	@	Curis, Inc.	304,394	0.0
16,790	@	Cyberonics	785,940	0.1
13,980	@	Cynosure, Inc.	365,857	0.0
96,700	@, L	Dendreon Corp.	457,391	0.1
47,800	@	Depomed, Inc.	280,586	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
32,880	@	DexCom, Inc.	$549,754	0.1
125,810	@	Dyax Corp.	548,532	0.1
115,800	@	Dynavax Technologies Corp.	257,076	0.0
11,370	@	Emergent Biosolutions, Inc.	158,953	0.0
16,680	@	Emeritus Corp.	463,537	0.1
23,200	@	Endocyte, Inc.	288,840	0.0
36,630	@	Endologix, Inc.	591,574	0.1
8,320		Ensign Group, Inc.	277,888	0.0
37,150		Enzon Pharmaceuticals, Inc.	141,170	0.0
40,200	@	Exact Sciences Corp.	393,960	0.1
13,410	@	Exactech, Inc.	277,453	0.0
23,800	@, L	ExamWorks Group, Inc.	412,216	0.1
106,250	@, L	Exelixis, Inc.	490,875	0.1
23,300	@	Fluidigm Corp.	431,283	0.1
11,300	@	Furiex Pharmaceuticals, Inc.	423,524	0.1
9,430	@	Genomic Health, Inc.	266,680	0.0
27,140	@	Gentiva Health Services, Inc.	293,655	0.0
150,210	@	Geron Corp.	160,725	0.0
15,180	@	Greatbatch, Inc.	453,427	0.1
37,580		Haemonetics Corp.	1,565,583	0.2
55,160	@	Halozyme Therapeutics, Inc.	318,273	0.0
17,840	@	Hanger Orthopedic Group, Inc.	562,495	0.1
114,230	@, L	Hansen Medical, Inc.	229,602	0.0
65,420	@	Healthsouth Corp.	1,725,125	0.2
10,200	@	HealthStream, Inc.	233,988	0.0
24,120	@	Healthways, Inc.	295,470	0.0
6,463	@	HeartWare International, Inc.	571,523	0.1
7,260		Hi-Tech Pharmacal Co., Inc.	240,379	0.0
61,460	@	HMS Holdings Corp.	1,668,639	0.2
51,600	@, L	Horizon Pharma, Inc.	139,836	0.0
6,580	@	ICU Medical, Inc.	387,891	0.1
60,800	@, L	Idenix Pharmaceuticals, Inc.	216,448	0.0
54,500	@, L	ImmunoCellular Therapeutics Ltd.	149,330	0.0
47,460	@, L	Immunogen, Inc.	762,208	0.1
49,850	@, L	Immunomedics, Inc.	120,138	0.0
46,080		Impax Laboratories, Inc.	711,475	0.1
17,900	@	Infinity Pharmaceuticals, Inc.	867,613	0.1
19,750	@	Insulet Corp.	510,735	0.1
12,830	@	Integra LifeSciences Holdings Corp.	500,498	0.1
42,670	L	InterMune, Inc.	386,163	0.1
19,460		Invacare Corp.	253,953	0.0
12,070		IPC The Hospitalist Co., Inc.	536,874	0.1
40,200	@, L	Ironwood Pharmaceuticals, Inc.	735,258	0.1
50,420	@, L	Isis Pharmaceuticals, Inc.	854,115	0.1
25,300	@	Jazz Pharmaceuticals PLC	1,414,523	0.2
54,700	@, L	Keryx Biopharmaceuticals, Inc.	385,088	0.1
33,956	@	Kindred Healthcare, Inc.	357,557	0.0
7,080		Landauer, Inc.	399,170	0.1
139,200	@	Lexicon Genetics, Inc.	303,456	0.0
7,010	@	LHC Group, Inc.	150,645	0.0
15,955	@	Ligand Pharmaceuticals, Inc.	425,201	0.1
22,380		Luminex Corp.	369,718	0.0
19,100	@	Magellan Health Services, Inc.	908,587	0.1
24,000	@, L	MAKO Surgical Corp.	267,600	0.0
107,910	@, L	MannKind Corp.	365,815	0.0
40,310		Masimo Corp.	790,882	0.1
35,730	@	MedAssets, Inc.	687,802	0.1
28,040		Medicines Co.	937,097	0.1
10,800	@	Medidata Solutions, Inc.	626,184	0.1
124,100	@	Merge Healthcare, Inc.	358,649	0.0
28,590		Meridian Bioscience, Inc.	652,424	0.1
19,212	@	Merit Medical Systems, Inc.	235,539	0.0
12,160	@	Molina Healthcare, Inc.	375,379	0.0
25,860		Momenta Pharmaceuticals, Inc.	344,972	0.0
8,290	@	MWI Veterinary Supply, Inc.	1,096,435	0.1
5,070		National Healthcare Corp.	231,800	0.0
23,930	@	Natus Medical, Inc.	321,619	0.0
81,200	@, L	Navidea Biopharmaceuticals, Inc.	220,052	0.0
64,870	@	Nektar Therapeutics	713,570	0.1
15,015	@	Neogen Corp.	744,294	0.1
26,220	@	Neurocrine Biosciences, Inc.	318,311	0.0
21,400	@, L	NewLink Genetics Corp.	262,578	0.0
33,570	@	NPS Pharmaceuticals, Inc.	342,078	0.0
26,480	@	NuVasive, Inc.	564,289	0.1
27,070	@	NxStage Medical, Inc.	305,350	0.0
16,890	@	Obagi Medical Products, Inc.	333,577	0.0
22,400	@, L	Omeros Corp.	92,288	0.0
25,370		Omnicell, Inc.	478,986	0.1
15,900	@, L	OncoGenex Pharmaceutical, Inc.	180,147	0.0
54,300	@, L	Oncothyreon, Inc.	112,944	0.0
32,485	@, L	Opko Health, Inc.	247,861	0.0
18,740	L	Optimer Pharmaceuticals, Inc.	223,006	0.0
35,750	@	OraSure Technologies, Inc.	193,050	0.0
50,450	@, L	Orexigen Therapeutics, Inc.	315,312	0.0
10,580	@	Orthofix International NV	379,505	0.0
44,280		Owens & Minor, Inc.	1,441,757	0.2
13,900	@, L	Pacira Pharmaceuticals, Inc./DE	401,154	0.1
49,430		Pain Therapeutics, Inc.	169,545	0.0
25,260	@	Palomar Medical Technologies, Inc.	340,757	0.0
42,760	@	Parexel International Corp.	1,689,448	0.2
91,630	L	PDL BioPharma, Inc.	669,815	0.1
35,700	@	Pharmacyclics, Inc.	2,870,637	0.3
19,410	@	PharMerica Corp.	271,740	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
14,800	@, L	PhotoMedex, Inc.	$238,132	0.0
14,030	@	Providence Service Corp.	259,415	0.0
25,280		Quality Systems, Inc.	462,118	0.1
35,130	L	Questcor Pharmaceuticals, Inc.	1,143,130	0.1
13,450	@	Quidel Corp.	319,437	0.0
48,000	@, L	Raptor Pharmaceutical Corp.	280,800	0.0
11,900	@, L	Repros Therapeutics, Inc.	191,590	0.0
42,450	@	Rigel Pharmaceuticals, Inc.	288,235	0.0
72,990	@	RTI Biologics, Inc.	287,581	0.0
46,860	@, L	Sangamo Biosciences, Inc.	447,982	0.1
50,600	@	Santarus, Inc.	876,898	0.1
36,900	@	Sciclone Pharmaceuticals, Inc.	169,740	0.0
58,570	L	Seattle Genetics, Inc.	2,079,821	0.2
23,500		Select Medical Holdings Corp.	211,500	0.0
75,450	@, L	Sequenom, Inc.	313,118	0.0
23,220	@	Spectranetics Corp.	430,267	0.1
34,640	L	Spectrum Pharmaceuticals, Inc.	258,414	0.0
39,520		Steris Corp.	1,644,427	0.2
52,350		Stewart Enterprises, Inc.	486,332	0.1
39,131	@, L	Sunesis Pharmaceuticals, Inc.	214,047	0.0
15,270	@	SurModics, Inc.	416,108	0.1
19,790	@	Symmetry Medical, Inc.	226,596	0.0
7,000	@	Synageva BioPharma Corp.	384,440	0.1
49,500	@, L	Synergy Pharmaceuticals, Inc.	300,465	0.0
31,800	@, L	Synta Pharmaceuticals Corp.	273,480	0.0
12,500		Team Health Holdings, Inc.	454,750	0.1
45,210	L	Theravance, Inc.	1,067,860	0.1
32,400	@, L	Threshold Pharmaceuticals, Inc.	149,364	0.0
6,600	@	Tornier NV	124,410	0.0
12,570	@	Triple-S Management Corp.	218,969	0.0
43,100	@	Trius Therapeutics, Inc.	294,804	0.0
52,000	@, L	Unilife Corp.	113,360	0.0
25,820		Universal American Corp./NY	215,081	0.0
5,600		US Physical Therapy, Inc.	150,360	0.0
33,500		Vanguard Health Systems, Inc.	498,145	0.1
21,500	@	Vascular Solutions, Inc.	348,730	0.0
18,700	@, L	Ventrus Biosciences, Inc.	55,913	0.0
82,800		Vical, Inc.	329,544	0.0
44,790	@	Viropharma, Inc.	1,126,916	0.1
66,570	@, L	Vivus, Inc.	732,270	0.1
30,810	@	Volcano Corp.	685,831	0.1
28,600		WellCare Health Plans, Inc.	1,657,656	0.2
25,480		West Pharmaceutical Services, Inc.	1,654,671	0.2
22,600	@	Wright Medical Group, Inc.	538,106	0.1
36,540	@	Xenoport, Inc.	261,261	0.0
53,900	@, L	XOMA Corp.	188,111	0.0
45,000	@, L	ZIOPHARM Oncology, Inc.	82,350	0.0
91,900	@	Zogenix, Inc.	165,420	0.0
			104,481,040	11.7
		Industrials: 14.8%
12,865		AAON, Inc.	354,945	0.0
23,620		AAR Corp.	434,372	0.1
38,550		ABM Industries, Inc.	857,352	0.1
26,480		Acacia Research - Acacia Technologies	798,902	0.1
74,560	@	ACCO Brands Corp.	498,061	0.1
45,140		Actuant Corp.	1,382,187	0.2
30,350		Acuity Brands, Inc.	2,104,772	0.2
19,360	@	Advisory Board Co.	1,016,787	0.1
28,790	@	Aegion Corp.	666,488	0.1
9,760	@	Aerovironment, Inc.	176,949	0.0
49,380	@	Air Transport Services Group, Inc.	287,885	0.0
30,340	@	Aircastle Ltd.	415,051	0.1
5,200		Alamo Group, Inc.	198,900	0.0
47,920	@	Alaska Air Group, Inc.	3,064,963	0.3
15,490		Albany International Corp.	447,661	0.1
10,000		Allegiant Travel Co.	887,800	0.1
17,130		Altra Holdings, Inc.	466,279	0.1
5,930		Amerco, Inc.	1,029,092	0.1
6,400		American Railcar Industries, Inc.	299,136	0.0
6,960		American Science & Engineering, Inc.	424,490	0.1
53,360	@, L	American Superconductor Corp.	141,938	0.0
8,840	@	American Woodmark Corp.	300,825	0.0
27,375		AO Smith Corp.	2,013,979	0.2
18,700		Apogee Enterprises, Inc.	541,365	0.1
28,610		Applied Industrial Technologies, Inc.	1,287,450	0.1
29,900	@	ARC Document Solutions, Inc.	89,102	0.0
22,500		Arkansas Best Corp.	262,800	0.0
15,410		Astec Industries, Inc.	538,271	0.1
17,570		Atlas Air Worldwide Holdings, Inc.	716,153	0.1
77,630	@	Avis Budget Group, Inc.	2,160,443	0.2
16,120		AZZ, Inc.	776,984	0.1
33,000		Barnes Group, Inc.	954,690	0.1
4,399		Barrett Business Services, Inc.	231,651	0.0
27,280	@	Beacon Roofing Supply, Inc.	1,054,645	0.1
32,950		Belden CDT, Inc.	1,701,867	0.2
32,450		Blount International, Inc.	434,181	0.1
37,320		Brady Corp.	1,251,340	0.1
27,270		Briggs & Stratton Corp.	676,296	0.1
32,200		Brink's Co.	909,972	0.1
55,060		Builders FirstSource, Inc.	322,652	0.0
11,800	@	CAI International, Inc.	340,076	0.0
324,300	@	Capstone Turbine Corp.	291,870	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
33,580	@, L	CBIZ, Inc.	$214,240	0.0
13,670		Celadon Group, Inc.	285,156	0.0
20,750	@	Chart Industries, Inc.	1,660,207	0.2
11,530		CIRCOR International, Inc.	490,025	0.1
32,830		Clarcor, Inc.	1,719,635	0.2
18,040	@	Columbus McKinnon Corp.	347,270	0.0
27,280		Comfort Systems USA, Inc.	384,375	0.0
18,200	@	Commercial Vehicle Group, Inc.	141,960	0.0
8,850	@	Consolidated Graphics, Inc.	346,035	0.0
21,580		Corporate Executive Board Co.	1,255,093	0.1
15,915	@	CoStar Group, Inc.	1,742,056	0.2
9,520		Cubic Corp.	406,694	0.1
29,009		Curtiss-Wright Corp.	1,006,612	0.1
32,750		Deluxe Corp.	1,355,850	0.2
35,800	@	DigitalGlobe, Inc.	1,034,978	0.1
29,900		Douglas Dynamics, Inc.	413,218	0.1
800	@	DXP Enterprises, Inc.	59,760	0.0
15,560	@	Dycom Industries, Inc.	306,376	0.0
14,560		Dynamic Materials Corp.	253,344	0.0
11,600	@	Echo Global Logistics, Inc.	256,592	0.0
34,400	@	Edgen Group, Inc.	248,712	0.0
44,110		EMCOR Group, Inc.	1,869,823	0.2
13,610		Encore Wire Corp.	476,622	0.1
27,641	@	Energy Recovery, Inc.	102,272	0.0
38,100	@	Energy Solutions, Inc.	142,875	0.0
33,031	@	Enernoc, Inc.	573,748	0.1
36,310	@	EnerSys	1,655,010	0.2
17,520		Ennis, Inc.	264,026	0.0
12,440		EnPro Industries, Inc.	636,555	0.1
15,700		ESCO Technologies, Inc.	641,502	0.1
18,480	@	Esterline Technologies Corp.	1,398,936	0.2
8,190		Exponent, Inc.	441,769	0.1
42,240	@	Federal Signal Corp.	343,834	0.0
61,700	@	Flow International Corp.	241,247	0.0
18,770		Forward Air Corp.	699,933	0.1
32,240		Franklin Electric Co., Inc.	1,082,297	0.1
8,000		Freightcar America, Inc.	174,560	0.0
21,700	@	FTI Consulting, Inc.	817,222	0.1
219,940	@	FuelCell Energy, Inc.	207,579	0.0
48,510	@	Furmanite Corp.	324,532	0.0
10,950		G&K Services, Inc.	498,334	0.1
47,190	@, L	Gencorp, Inc.	627,627	0.1
13,900		Generac Holdings, Inc.	491,226	0.1
27,040	@	Genesee & Wyoming, Inc.	2,517,694	0.3
19,700	@	Gibraltar Industries, Inc.	359,525	0.0
19,500		Global Power Equipment Group, Inc.	343,590	0.0
11,412		Gorman-Rupp Co.	342,931	0.0
12,020		Graham Corp.	297,375	0.0
18,840		Granite Construction, Inc.	599,866	0.1
41,440		Great Lakes Dredge & Dock Corp.	278,891	0.0
14,870	@	Greenbrier Cos., Inc.	337,698	0.0
21,230		Griffon Corp.	253,062	0.0
22,360		H&E Equipment Services, Inc.	456,144	0.1
40,560	@	Hawaiian Holdings, Inc.	233,626	0.0
35,065		Healthcare Services Group	898,716	0.1
36,890		Heartland Express, Inc.	492,113	0.1
32,887		Heico Corp.	1,427,625	0.2
14,690		Heidrick & Struggles International, Inc.	219,615	0.0
46,800		Herman Miller, Inc.	1,294,956	0.1
72,160	@	Hexcel Corp.	2,093,362	0.2
32,120		HNI, Corp.	1,139,939	0.1
16,290		Houston Wire & Cable Co.	210,955	0.0
29,060	@	HUB Group, Inc.	1,117,648	0.1
14,550		Huron Consulting Group, Inc.	586,656	0.1
3,750	@, X	Hyster-Yale Materials Handling, Inc.	214,087	0.0
3,750		Hyster-Yale Materials Handling, Inc.	214,087	0.0
10,250	@	ICF International, Inc.	278,800	0.0
33,420	@	II-VI, Inc.	569,477	0.1
22,340	@	Innerworkings, Inc.	338,228	0.0
13,880		Insperity, Inc.	393,776	0.0
23,230		Insteel Industries, Inc.	379,114	0.0
33,570		Interface, Inc.	645,215	0.1
12,300	L	Intersections, Inc.	115,743	0.0
159,630	@, L	JetBlue Airways Corp.	1,101,447	0.1
17,870		John Bean Technologies Corp.	370,802	0.0
8,640	@	Kadant, Inc.	216,000	0.0
15,500		Kaman Corp.	549,785	0.1
22,700		Kaydon Corp.	580,666	0.1
15,330		Kelly Services, Inc.	286,364	0.0
29,600	@, L	Keyw Holding Corp.	477,448	0.1
24,730		Kforce, Inc.	404,830	0.1
22,680		Kimball International, Inc.	205,481	0.0
32,001		Knight Transportation, Inc.	515,216	0.1
31,040		Knoll, Inc.	562,755	0.1
27,230	@	Korn/Ferry International	486,328	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	226,355	0.0
11,120	@	Layne Christensen Co.	237,746	0.0
7,310		LB Foster Co.	323,760	0.0
10,340		Lindsay Manufacturing Co.	911,781	0.1
9,100	@	LMI Aerospace, Inc.	189,189	0.0
9,400		Marten Transport Ltd.	189,222	0.0
36,190	@	Mastec, Inc.	1,054,938	0.1
15,580		McGrath Rentcorp	484,538	0.1
77,330	@	Meritor, Inc.	365,771	0.0
12,276	@	Middleby Corp.	1,867,793	0.2
12,750		Miller Industries, Inc.	204,638	0.0
15,920		Mine Safety Appliances Co.	789,950	0.1
8,900	@	Mistras Group, Inc.	215,469	0.0
23,730	@	Mobile Mini, Inc.	698,374	0.1
29,954	@	Moog, Inc.	1,372,792	0.2
18,220		Mueller Industries, Inc.	970,944	0.1
105,540		Mueller Water Products, Inc.	625,852	0.1
10,100		Multi-Color Corp.	260,479	0.0
16,990	@	MYR Group, Inc./Delaware	417,274	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
3,760		National Presto Industries, Inc.	$302,680	0.0
32,770	@	Navigant Consulting, Inc.	430,598	0.1
6,000	@	Nortek, Inc.	428,160	0.0
9,610	@	Northwest Pipe Co.	268,888	0.0
40,171		Old Dominion Freight Line	1,534,532	0.2
27,880	@	On Assignment, Inc.	705,643	0.1
40,420		Orbital Sciences Corp.	674,610	0.1
33,800	@	Pacer International, Inc.	170,014	0.0
12,200	@	Performant Financial Corp.	149,816	0.0
18,370	@	PMFG, Inc.	113,343	0.0
3,600	@	Powell Industries, Inc.	189,252	0.0
13,300		Primoris Services Corp.	294,063	0.0
3,800	@	Proto Labs, Inc.	186,580	0.0
21,900	L	Quad/Graphics, Inc.	524,286	0.1
26,000	@	Quality Distribution, Inc.	218,660	0.0
20,350		Quanex Building Products Corp.	327,635	0.0
17,680		Raven Industries, Inc.	594,225	0.1
13,000	@	RBC Bearings, Inc.	657,280	0.1
26,800	@	Republic Airways Holdings, Inc.	309,272	0.0
29,940		Resources Connection, Inc.	380,238	0.0
8,500	@	Rexnord Corp.	180,455	0.0
15,000	@	Roadrunner Transportation Systems, Inc.	345,000	0.0
20,600	@	RPX Corp.	290,666	0.0
20,400	@	Rush Enterprises, Inc. - Class A	492,048	0.1
7,860	@	Saia, Inc.	284,296	0.0
8,400		Sauer-Danfoss, Inc.	490,812	0.1
13,140		Schawk, Inc.	144,409	0.0
24,810		Simpson Manufacturing Co., Inc.	759,434	0.1
46,510		Skywest, Inc.	746,486	0.1
19,200		Spirit Airlines, Inc.	486,912	0.1
11,040	@	Standard Parking Corp.	228,528	0.0
8,050		Standex International Corp.	444,521	0.1
37,700		Steelcase, Inc.	555,321	0.1
10,335		Sun Hydraulics Corp.	335,991	0.0
31,800	@	Swift Transporation Co.	450,924	0.1
120,100	@, L	Swisher Hygiene, Inc.	154,929	0.0
15,080		TAL International Group, Inc.	683,275	0.1
64,720	@	Taser International, Inc.	514,524	0.1
12,100	@	Team, Inc.	496,947	0.1
24,860		Teledyne Technologies, Inc.	1,950,018	0.2
11,980		Tennant Co.	581,749	0.1
44,350	@	Tetra Tech, Inc.	1,352,232	0.2
5,180	@, L	Textainer Group Holdings Ltd.	204,869	0.0
13,900	@	Thermon Group Holdings, Inc.	308,719	0.0
29,635		Titan International, Inc.	624,706	0.1
14,540	@, L	Titan Machinery, Inc.	403,485	0.1
24,200	@	TMS International Corp.	319,440	0.0
9,150	@	Trex Co., Inc.	449,997	0.1
14,000	@	Trimas Corp.	454,580	0.1
27,520	@	TrueBlue, Inc.	581,773	0.1
26,380	@	Tutor Perini Corp.	509,134	0.1
11,900	L	Twin Disc, Inc.	298,452	0.0
9,290		Unifirst Corp.	840,745	0.1
29,900		United Stationers, Inc.	1,155,635	0.1
10,940		Universal Forest Products, Inc.	435,521	0.1
112,840	@, L	US Airways Group, Inc.	1,914,895	0.2
14,110		US Ecology, Inc.	374,621	0.0
43,100	@, L	USG Corp.	1,139,564	0.1
17,360		Viad Corp.	480,178	0.1
8,500		VSE Corp.	212,415	0.0
43,200	@	Wabash National Corp.	438,912	0.1
4,404	@	WageWorks, Inc.	110,232	0.0
20,660		Watsco, Inc.	1,739,159	0.2
18,770		Watts Water Technologies, Inc.	900,772	0.1
23,410		Werner Enterprises, Inc.	565,117	0.1
43,980		Woodward Governor Co.	1,748,645	0.2
15,800	@, L	XPO Logistics, Inc.	266,072	0.0
			133,171,730	14.8
		Information Technology: 15.2%
42,180	@, L	3D Systems Corp.	1,359,883	0.2
22,600	@	ACI Worldwide, Inc.	1,104,236	0.1
39,600	@	Active Network, Inc.	165,924	0.0
44,230	@	Actuate Corp.	265,380	0.0
44,800	@	Acxiom Corp.	913,920	0.1
43,240	L	Adtran, Inc.	849,666	0.1
21,150		Advanced Energy Industries, Inc.	387,045	0.1
23,440	@	Advent Software, Inc.	655,617	0.1
17,157	@	Agilysys, Inc.	170,541	0.0
25,970		American Software, Inc.	216,070	0.0
63,500	@, L	Amkor Technology, Inc.	254,000	0.0
12,640	@	Anaren, Inc.	245,090	0.0
28,900	@	Angie’s List, Inc.	571,064	0.1
18,150		Anixter International, Inc.	1,269,048	0.1
57,830	@	Applied Micro Circuits Corp.	429,099	0.1
79,100	@	Arris Group, Inc.	1,358,147	0.2
63,130		Aruba Networks, Inc.	1,561,836	0.2
55,900	@	Aspen Technology, Inc.	1,805,011	0.2
21,320	@	ATMI, Inc.	478,208	0.1
18,400	@, L	AVG Technologies	256,128	0.0
9,820		Badger Meter, Inc.	525,566	0.1
33,400		Bankrate, Inc.	398,796	0.1
7,860		Bel Fuse, Inc.	122,695	0.0
35,200	@	Benchmark Electronics, Inc.	634,304	0.1
10,080		Black Box Corp.	219,845	0.0
28,960		Blackbaud, Inc.	858,085	0.1
20,960	@	Blucora, Inc.	324,461	0.0
17,760	@	Bottomline Technologies, Inc.	506,338	0.1
18,000	@	BroadSoft, Inc.	476,460	0.1
38,480		Brooks Automation, Inc.	391,726	0.1
16,060	@	Cabot Microelectronics Corp.	558,085	0.1
17,840	@	CACI International, Inc.	1,032,401	0.1
23,000	@	Calix, Inc.	187,450	0.0
27,650		Cardtronics, Inc.	759,269	0.1
8,629		Cass Information Systems, Inc.	362,763	0.0
34,770	@	Cavium, Inc.	1,349,424	0.2
16,930	@	Ceva, Inc.	264,108	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
30,090	@	Checkpoint Systems, Inc.	$392,975	0.1
44,110	@	Ciber, Inc.	207,317	0.0
56,400	@	Ciena Corp.	902,964	0.1
36,570	@	Cirrus Logic, Inc.	831,967	0.1
24,240		Cognex Corp.	1,021,716	0.1
15,720		Coherent, Inc.	891,953	0.1
15,820		Cohu, Inc.	148,075	0.0
28,340	@	Commvault Systems, Inc.	2,323,313	0.3
17,700	@	comScore, Inc.	297,006	0.0
17,100		Comtech Telecommunications	415,188	0.1
12,030	@	Comverse, Inc.	337,321	0.0
17,240	@	Constant Contact, Inc.	223,775	0.0
58,300		Convergys Corp.	992,849	0.1
16,700	@	Cornerstone OnDemand, Inc.	569,470	0.1
24,000	@	Cray, Inc.	557,040	0.1
17,220	@	CSG Systems International	364,892	0.0
22,100		CTS Corp.	230,724	0.0
17,840	@	Cymer, Inc.	1,714,424	0.2
31,010		Daktronics, Inc.	325,605	0.0
27,040		DealerTrack Holdings, Inc.	794,435	0.1
21,500	@, L	Demand Media, Inc.	185,545	0.0
19,200	@	Dice Holdings, Inc.	194,496	0.0
29,180	@	Digital River, Inc.	412,605	0.1
23,410	@	Diodes, Inc.	491,142	0.1
41,550	@	DSP Group, Inc.	335,308	0.0
10,080	@	DTS, Inc.	167,630	0.0
62,300		Earthlink, Inc.	337,666	0.0
17,250	L	Ebix, Inc.	279,795	0.0
84,540	@	Echelon Corp.	206,278	0.0
15,380		Electro Rent Corp.	285,145	0.0
23,840		Electro Scientific Industries, Inc.	263,432	0.0
31,020	@	Electronics for Imaging	786,667	0.1
26,800	@	Ellie Mae, Inc.	644,540	0.1
54,790	@	Emulex Corp.	357,779	0.0
89,600	@	Entegris, Inc.	883,456	0.1
70,910	@	Entropic Communications, Inc.	288,604	0.0
23,250		EPIQ Systems, Inc.	326,197	0.0
6,950		ePlus, Inc.	321,159	0.0
34,370	@	Euronet Worldwide, Inc.	905,306	0.1
8,800		ExactTarget, Inc.	204,776	0.0
19,590	@	Exar Corp.	205,695	0.0
15,920	@	ExlService Holdings, Inc.	523,450	0.1
63,530	@	Extreme Networks	214,096	0.0
20,600	@	Fabrinet	300,966	0.0
24,430		Fair Isaac Corp.	1,116,207	0.1
13,730		Faro Technologies, Inc.	595,745	0.1
22,650		FEI Co.	1,462,057	0.2
59,000	@, L	Finisar Corp.	778,210	0.1
39,600	@, L	First Solar, Inc.	1,067,616	0.1
31,400		Formfactor, Inc.	147,580	0.0
9,870		Forrester Research, Inc.	312,385	0.0
43,480	@	Global Cash Access, Inc.	306,534	0.0
20,350	@	Globecomm Systems, Inc.	244,404	0.0
52,500	@, L	Glu Mobile, Inc.	156,450	0.0
29,400	@	GSI Group, Inc.	250,782	0.0
90,320	@, L	GT Advanced Technologies, Inc.	297,153	0.0
13,700	@	Guidewire Software, Inc.	526,628	0.1
64,990	@	Harmonic, Inc.	376,292	0.0
21,660		Heartland Payment Systems, Inc.	714,130	0.1
31,900	@, L	Higher One Holdings, Inc.	283,591	0.0
17,309	@	Hittite Microwave Corp.	1,048,233	0.1
17,630	@	iGate Corp.	331,620	0.0
20,950	@	Imation Corp.	80,029	0.0
36,910	@	Immersion Corp.	433,323	0.1
5,900	@	Imperva, Inc.	227,150	0.0
59,530	@	Infinera Corp.	416,710	0.1
10,900	@	Infoblox, Inc.	236,530	0.0
23,200	@	Inphi Corp.	242,440	0.0
30,310	@	Insight Enterprises, Inc.	624,992	0.1
99,600	@	Integrated Device Technology, Inc.	744,012	0.1
22,400	@	Integrated Silicon Solution, Inc.	205,408	0.0
9,400	@	Interactive Intelligence Group	416,890	0.1
27,440		InterDigital, Inc.	1,312,455	0.2
19,800	@	Intermec, Inc.	194,634	0.0
45,570	@	Internap Network Services Corp.	426,080	0.1
32,900	@, L	International Rectifier Corp.	695,835	0.1
60,200		Intersil Corp.	524,342	0.1
15,340	@	Intevac, Inc.	72,405	0.0
30,900	@	IntraLinks Holdings, Inc.	196,524	0.0
26,900	@, L	InvenSense, Inc.	287,292	0.0
24,410	@	Ixia	528,232	0.1
15,870		IXYS Corp.	152,193	0.0
30,170		j2 Global, Inc.	1,182,966	0.1
9,100	@	Jive Software, Inc.	138,320	0.0
18,460		Keynote Systems, Inc.	257,702	0.0
80,310	@	Kopin Corp.	297,147	0.0
87,230	@	Lattice Semiconductor Corp.	475,404	0.1
75,080	@	Lionbridge Technologies	290,560	0.0
10,740	L	Liquidity Services, Inc.	320,159	0.0
11,380		Littelfuse, Inc.	772,133	0.1
31,810	@	LivePerson, Inc.	431,980	0.1
10,400		LogMeIn, Inc.	199,888	0.0
6,340		Loral Space & Communications, Inc.	392,319	0.1
39,700	@	LTX-Credence Corp.	239,788	0.0
11,500	@	M/A-COM Technology Solutions Holdings, Inc.	184,805	0.0
15,140	@	Manhattan Associates, Inc.	1,124,751	0.1
17,310	L	Mantech International Corp.	465,120	0.1
23,760		MAXIMUS, Inc.	1,900,087	0.2
10,740	@	Measurement Specialties, Inc.	427,130	0.1
141,500	@	MEMC Electronic Materials, Inc.	622,600	0.1
67,670		Mentor Graphics Corp.	1,221,444	0.1
22,810	@	Mercury Computer Systems, Inc.	168,110	0.0
21,760		Methode Electronics, Inc.	280,269	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
35,340		Micrel, Inc.	$371,423	0.0
58,050	@	Microsemi Corp.	1,345,019	0.2
6,570	@	MicroStrategy, Inc.	664,096	0.1
36,040		MKS Instruments, Inc.	980,288	0.1
60,640	@	Moduslink Global Solutions, Inc.	200,112	0.0
12,316	@	MoneyGram International, Inc.	222,920	0.0
21,310		Monolithic Power Systems, Inc.	519,325	0.1
23,270		Monotype Imaging Holdings, Inc.	552,663	0.1
65,900	@	Monster Worldwide, Inc.	334,113	0.0
25,612	@	Move, Inc.	306,063	0.0
11,100		MTS Systems Corp.	645,465	0.1
10,700	@	Nanometrics, Inc.	154,401	0.0
26,300	@, L	Neonode, Inc.	151,751	0.0
23,220	@	Netgear, Inc.	778,102	0.1
21,540	@	Netscout Systems, Inc.	529,238	0.1
25,170	@	Newport Corp.	425,876	0.1
38,160		NIC, Inc.	731,146	0.1
22,300	@	Numerex Corp.	285,217	0.0
4,200	@	NVE Corp.	236,964	0.0
78,600	@, L	Oclaro, Inc.	99,036	0.0
62,200	@, L	OCZ Technology Group, Inc.	111,960	0.0
37,190	@	Omnivision Technologies, Inc.	512,478	0.1
12,150	@, L	OpenTable, Inc.	765,207	0.1
14,530	@	Oplink Communications, Inc.	238,292	0.0
10,160	@	OSI Systems, Inc.	632,866	0.1
11,510		Park Electrochemical Corp.	291,663	0.0
25,500	@	PDF Solutions, Inc.	408,510	0.1
12,800		Pegasystems, Inc.	359,424	0.0
18,680	@	Perficient, Inc.	217,809	0.0
26,790	@	Pericom Semiconductor Corp.	182,440	0.0
41,350	@	Photronics, Inc.	276,218	0.0
29,260		Plantronics, Inc.	1,292,999	0.2
28,070	@	Plexus Corp.	682,382	0.1
34,600	@	PLX Technology, Inc.	157,776	0.0
14,810		Power Integrations, Inc.	642,902	0.1
48,020	@, L	Power-One, Inc.	199,283	0.0
16,400	@	Procera Networks, Inc.	194,996	0.0
44,395	@	Progress Software Corp.	1,011,318	0.1
12,820	@	PROS Holdings, Inc.	348,319	0.0
73,271	@	PTC, Inc.	1,867,678	0.2
21,412		QAD, Inc.	274,930	0.0
54,200		QLIK Technologies, Inc.	1,399,986	0.2
46,200	@	QLogic Corp.	535,920	0.1
146,730	@	Quantum Corp.	187,814	0.0
41,400	@	QuinStreet, Inc.	247,158	0.0
73,900	@	Rambus, Inc.	414,579	0.1
26,700	@, L	RealD, Inc.	347,100	0.0
18,800	@, L	RealPage, Inc.	389,348	0.1
26,900	@	Responsys, Inc.	238,065	0.0
194,320	@	RF Micro Devices, Inc.	1,033,782	0.1
24,400		Richardson Electronics Ltd./United States	289,384	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	465,135	0.1
11,090	@	Rogers Corp.	528,106	0.1
6,800	@, L	Ruckus Wireless, Inc.	142,800	0.0
17,030	@	Rudolph Technologies, Inc.	200,613	0.0
61,200	@	Sanmina Corp.	695,232	0.1
61,300	@	Sapient Corp.	747,247	0.1
15,730	@	Scansource, Inc.	443,901	0.1
10,600		SciQuest, Inc.	254,824	0.0
21,000	@	Seachange Intl., Inc.	249,690	0.0
41,840	@	Semtech Corp.	1,480,718	0.2
25,800	@	ServiceSource International, Inc.	182,406	0.0
51,860	@	ShoreTel, Inc.	188,252	0.0
46,200	@	Sigma Designs, Inc.	224,994	0.0
38,170	@, L	Silicon Graphics International Corp.	524,838	0.1
52,550	@	Silicon Image, Inc.	255,393	0.0
118,820	@	Sonus Networks, Inc.	307,744	0.0
18,470		Sourcefire, Inc.	1,093,978	0.1
27,000	@	Spansion, Inc.	347,490	0.0
5,100	@	SPS Commerce, Inc.	217,617	0.0
12,200	@	SS&C Technologies Holdings, Inc.	365,756	0.0
15,180	@	Stamps.com, Inc.	379,045	0.1
36,910	@	STEC, Inc.	163,142	0.0
25,100	@, L	SunPower Corp.	289,654	0.0
13,620	@	Super Micro Computer, Inc.	153,770	0.0
9,520		Supertex, Inc.	211,439	0.0
87,150	@	support.com, Inc.	364,287	0.0
22,420	@	SYKES Enterprises, Inc.	357,823	0.0
38,400	@	Symmetricom, Inc.	174,336	0.0
24,070	@	Synaptics, Inc.	979,408	0.1
16,370		Synchronoss Technologies, Inc.	507,961	0.1
11,450	@	SYNNEX Corp.	423,650	0.1
8,750		Syntel, Inc.	590,800	0.1
42,220	@	Take-Two Interactive Software, Inc.	681,853	0.1
14,100	@	Tangoe, Inc.	174,699	0.0
19,640	@	TeleTech Holdings, Inc.	416,564	0.1
167,400		Tellabs, Inc.	349,866	0.0
29,960		Tessera Technologies, Inc.	561,750	0.1
77,920	@	Tivo, Inc.	965,429	0.1
96,480	@	Triquint Semiconductor, Inc.	487,224	0.1
7,700	@, L	Trulia, Inc.	241,626	0.0
46,680	@	TTM Technologies, Inc.	354,768	0.0
20,940	@	Tyler Technologies, Inc.	1,282,784	0.2
9,200	L	Ubiquiti Networks, Inc.	126,224	0.0
17,470	@	Ultimate Software Group, Inc.	1,819,675	0.2
17,710	@	Ultratech, Inc.	700,076	0.1
26,814	@	Unisys Corp.	610,019	0.1
69,233		United Online, Inc.	417,475	0.1
25,470	@, L	Universal Display Corp.	748,563	0.1
59,250	@	Valueclick, Inc.	1,750,838	0.2
18,030	@	Vasco Data Security Intl.	152,173	0.0
29,410	@	Veeco Instruments, Inc.	1,127,285	0.1
29,517		Verint Systems, Inc.	1,078,846	0.1
24,510	@	Viasat, Inc.	1,187,264	0.1
26,200	@, L	VirnetX Holding Corp.	502,254	0.1
18,400	@	Virtusa Corp.	437,184	0.1
19,600	@	Vishay Precision Group, Inc.	287,924	0.0
16,700	@	VistaPrint NV	645,622	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
16,310	@	Vocus, Inc.	$230,787	0.0
14,820	@	Volterra Semiconductor Corp.	210,444	0.0
24,100		Web.com Group, Inc.	411,628	0.1
27,600	@	WebMD Health Corp.	671,232	0.1
27,370	@	Websense, Inc.	410,550	0.1
91,800	@	Westell Technologies, Inc.	184,518	0.0
27,020	@	WEX, Inc.	2,121,070	0.2
20,550	@	XO Group, Inc.	205,500	0.0
11,200	@, L	Yelp, Inc.	265,552	0.0
108,000	@	Zix Corp.	386,640	0.1
13,500	@	Zygo Corp.	199,935	0.0
			136,581,900	15.2
		Materials: 5.0%
20,514		A Schulman, Inc.	647,422	0.1
8,900	@, L	ADA-ES, Inc.	236,473	0.0
6,340	@	AEP Industries, Inc.	455,275	0.1
95,400	L	AK Steel Holding Corp.	315,774	0.0
17,260		Amcol International Corp.	521,079	0.1
14,900		American Vanguard Corp.	455,046	0.1
44,011		Axiall Corp.	2,735,724	0.3
12,210		Balchem Corp.	536,507	0.1
18,319	@	Berry Plastics Group, Inc.	348,977	0.0
70,870		Boise, Inc.	613,734	0.1
25,380		Buckeye Technologies, Inc.	760,131	0.1
38,480	@	Calgon Carbon Corp.	696,488	0.1
49,280	@	Century Aluminum Co.	381,427	0.0
54,500	@	Chemtura Corp.	1,177,745	0.1
17,516	@	Clearwater Paper Corp.	922,918	0.1
58,780	@	Coeur d’Alene Mines Corp.	1,108,591	0.1
6,380		Deltic Timber Corp.	438,434	0.0
28,100		Eagle Materials, Inc.	1,872,303	0.2
62,280	@	Ferro Corp.	420,390	0.0
37,400	@	Flotek Industries, Inc.	611,490	0.1
64,690	@, L	General Moly, Inc.	142,965	0.0
37,200		Globe Specialty Metals, Inc.	517,824	0.1
19,400	L	Gold Resource Corp.	252,782	0.0
20,281	@, L	Golden Minerals Co.	48,269	0.0
302,100	@	Golden Star Resources Ltd.	483,360	0.1
94,780	@	Graphic Packaging Holding Co.	709,902	0.1
6,410		Hawkins, Inc.	256,080	0.0
8,240		Haynes International, Inc.	455,672	0.1
29,890		HB Fuller Co.	1,168,101	0.1
50,370	@	Headwaters, Inc.	549,033	0.1
175,600		Hecla Mining Co.	693,620	0.1
32,120	@	Horsehead Holding Corp.	349,466	0.0
12,450		Innophos Holdings, Inc.	679,272	0.1
11,300		Innospec, Inc.	500,364	0.1
9,180		Kaiser Aluminum Corp.	593,487	0.1
25,300		KapStone Paper and Packaging Corp.	703,340	0.1
12,030		Koppers Holdings, Inc.	529,079	0.1
21,400	@	Kraton Performance Polymers, Inc.	500,760	0.1
34,670	@	Landec Corp.	501,675	0.1
83,030	@	Louisiana-Pacific Corp.	1,793,448	0.2
11,370	@	LSB Industries, Inc.	395,449	0.0
14,370		Materion Corp.	409,545	0.0
137,797	@, L	McEwen Mining, Inc.	394,099	0.0
9,000		Metals USA Holdings Corp.	185,850	0.0
176,500	@	Midway Gold Corp.	215,330	0.0
26,460		Minerals Technologies, Inc.	1,098,355	0.1
19,190		Myers Industries, Inc.	267,892	0.0
12,340		Neenah Paper, Inc.	379,578	0.0
57,740		Olin Corp.	1,456,203	0.2
19,800	@	OM Group, Inc.	464,904	0.1
43,420	@	Omnova Solutions, Inc.	333,031	0.0
137,000	@, L	Paramount Gold and Silver Corp.	305,510	0.0
21,710		PH Glatfelter Co.	507,580	0.1
72,720		PolyOne Corp.	1,775,095	0.2
4,150		Quaker Chemical Corp.	244,933	0.0
32,200	@, L	Resolute Forest Products	520,996	0.1
19,780	@	RTI International Metals, Inc.	626,828	0.1
13,600		Schnitzer Steel Industries, Inc.	362,576	0.0
23,120		Schweitzer-Mauduit International, Inc.	895,438	0.1
31,983		Sensient Technologies Corp.	1,250,215	0.1
9,180		Stepan Co.	579,258	0.1
65,390	@, L	Stillwater Mining Co	845,493	0.1
43,300	@	SunCoke Energy, Inc.	707,089	0.1
14,230	@, L	Texas Industries, Inc.	898,055	0.1
18,710		Tredegar Corp.	550,822	0.1
5,000	@	Universal Stainless & Alloy	181,750	0.0
45,600	@, L	US Antimony Corp.	78,888	0.0
18,100		US Silica Holdings, Inc.	426,798	0.0
77,200	@, L	Vista Gold Corp.	166,752	0.0
26,610		Wausau Paper Corp.	286,856	0.0
37,000		Worthington Industries	1,146,260	0.1
19,800	@, L	Zagg, Inc.	144,144	0.0
14,460		Zep, Inc.	217,045	0.0
19,170	@, L	Zoltek Cos., Inc.	229,082	0.0
			45,232,126	5.0
		Telecommunication Services: 0.6%
67,700	@	8x8, Inc.	463,745	0.1
5,350		Atlantic Tele-Network, Inc.	259,529	0.0
145,040	@	Cincinnati Bell, Inc.	472,830	0.1
30,600		Cogent Communications Group, Inc.	807,840	0.1
19,210		Consolidated Communications Holdings, Inc.	337,136	0.0
50,600	@, L	Fairpoint Communications, Inc.	377,982	0.1
30,820	@	General Communication, Inc.	282,619	0.0
46,600	@, L	Iridium Communications, Inc.	280,532	0.0
27,300	@, L	Leap Wireless International, Inc.	160,797	0.0
30,910		Lumos Networks Corp.	416,667	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunication Services (continued)
11,200	@, L	magicJack VocalTec Ltd.	$156,800	0.0
9,710		NTELOS Holdings Corp.	124,385	0.0
35,370	@	Premier Global Services, Inc.	388,716	0.1
17,200		Primus Telecommunications Group, Inc.	190,060	0.0
12,800		Shenandoah Telecom Co.	194,944	0.0
68,900	@, L	Towerstream Corp.	153,647	0.0
20,630		USA Mobility, Inc.	273,760	0.0
75,400	@	Vonage Holdings Corp.	217,906	0.0
			5,559,895	0.6
		Utilities: 3.2%
20,480		Allete, Inc.	1,003,930	0.1
11,350		American States Water Co.	653,420	0.1
63,600	L	Atlantic Power Corp.	313,548	0.0
37,680		Avista Corp.	1,032,432	0.1
30,650		Black Hills Corp.	1,349,826	0.2
25,280		California Water Service Group	503,072	0.1
9,490		CH Energy Group, Inc.	620,551	0.1
3,880		Chesapeake Utilities Corp.	190,314	0.0
43,090		Cleco Corp.	2,026,523	0.2
29,740		El Paso Electric Co.	1,000,751	0.1
26,590		Empire District Electric Co.	595,616	0.1
36,700		Idacorp, Inc.	1,771,509	0.2
16,400		Laclede Group, Inc.	700,280	0.1
14,460		MGE Energy, Inc.	801,662	0.1
7,160		Middlesex Water Co.	139,763	0.0
30,170		New Jersey Resources Corp.	1,353,125	0.2
20,700		Northwest Natural Gas Co.	907,074	0.1
26,950		NorthWestern Corp.	1,074,227	0.1
20,700		Otter Tail Corp.	644,598	0.1
51,550		Piedmont Natural Gas Co.	1,694,964	0.2
55,170		PNM Resources, Inc.	1,284,909	0.1
57,330		Portland General Electric Co.	1,738,819	0.2
9,130		SJW Corp.	241,945	0.0
21,890		South Jersey Industries, Inc.	1,216,865	0.1
33,870		Southwest Gas Corp.	1,607,470	0.2
28,870		UIL Holdings Corp.	1,142,963	0.1
6,300		Unitil Corp.	177,219	0.0
21,930		UNS Energy Corp.	1,073,254	0.1
38,220		WGL Holdings, Inc.	1,685,502	0.2
			28,546,131	3.2
		Total Common Stock
		(Cost $586,932,475)	845,431,889	94.2
WARRANTS: 0.0%
		Energy: 0.0%
7,460	L	Magnum Hunter Resources Corp.	970	0.0
		Total Warrants
		(Cost $—)	970	0.0
CLOSED-END FUNDS: 0.1%
		Financials: 0.1%
4,700	L	Firsthand Technology Value Fund, Inc.	90,663	0.1
		Total Closed-End Funds
		(Cost $81,554)	90,663	0.1
		Total Long-Term Investments
		(Cost $587,014,029)	845,523,522	94.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.7%
		Securities Lending Collateral(cc)(1): 8.3%
17,723,860		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.23%, due 04/01/13 (Repurchase Amount $17,724,307, collateralized by various U.S. Government Agency Obligations, 3.000%-6.000%, Market Value plus accrued interest $18,078,338, due 05/15/24-03/01/43)	$17,723,860	2.0
8,687,862		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $8,688,100, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $8,861,619, due 09/26/13-05/01/51)	8,687,862	0.9
17,723,860		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $17,724,248, collateralized by various U.S. Government /U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $18,078,343, due 03/31/13-03/15/53)	17,723,860	2.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
12,767,120		Morgan Stanley, Repurchase Agreement dated 03/28/13, 0.24%, due 04/01/13 (Repurchase Amount $12,767,456, collateralized by various U.S. Government Agency Obligations, 2.196%-5.790%, Market Value plus accrued interest $13,022,462, due 09/01/23-01/01/43)	$12,767,120	1.4
17,723,860		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $17,724,287, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $18,078,338, due 07/01/27-04/01/43)	17,723,860	2.0
			74,626,562	8.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.4%
48,655,808		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $48,655,808)	$48,655,808	5.4
		Total Short-Term Investments
		(Cost $123,282,370)	123,282,370	13.7
		Total Investments in Securities (Cost $710,296,399)	$968,805,892	108.0
		Liabilities in Excess of Other Assets	(71,389,500)	(8.0)
		Net Assets	$897,416,392	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $713,148,429.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$301,848,526
		Gross Unrealized Depreciation	(46,191,063)
		Net Unrealized Appreciation	$255,657,463

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$117,038,558	$—	$—	$117,038,558
Consumer Staples	30,526,790	—	—	30,526,790
Energy	50,189,053	—	—	50,189,053
Financials	194,104,666	—	—	194,104,666
Health Care	104,468,060	12,980	—	104,481,040
Industrials	132,743,570	428,160	—	133,171,730
Information Technology	136,581,900	—	—	136,581,900
Materials	45,232,126	—	—	45,232,126
Telecommunication Services	5,559,895	—	—	5,559,895
Utilities	28,546,131	—	—	28,546,131
Total Common Stock	844,990,749	441,140	—	845,431,889
Warrants	—	970	—	970
Short-Term Investments	48,655,808	74,626,562	—	123,282,370
Closed-End Funds	90,663	—	—	90,663
Total Investments, at fair value	$893,737,220	$75,068,672	$—	$968,805,892
Other Financial Instruments+
Futures	561,650	—	—	561,650
Total Assets	$894,298,870	$75,068,672	$—	$969,367,542

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	525	06/21/13	$49,817,250	$561,650
			$49,817,250	$561,650

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 14.8%
277,700	@	Aeropostale, Inc.	$3,776,720	0.6
97,800	@	Bally Technologies, Inc.	5,082,666	0.8
128,100		Cheesecake Factory	4,945,941	0.8
101,900		Childrens Place Retail Stores, Inc.	4,567,158	0.7
188,400		Cooper Tire & Rubber Co.	4,834,344	0.8
295,400	@	Express, Inc.	5,261,074	0.8
237,200		Finish Line	4,646,748	0.7
57,062		Gildan Activewear, Inc.	2,277,344	0.4
45,000	@	Hibbett Sporting Goods, Inc.	2,532,150	0.4
141,955	@, L	Imax Corp.	3,794,457	0.6
145,400	@	Jack in the Box, Inc.	5,029,386	0.8
287,511		La-Z-Boy, Inc.	5,425,333	0.8
110,557		Life Time Fitness, Inc.	4,729,628	0.7
123,688	L	Monro Muffler, Inc.	4,911,651	0.8
135,255	@	Orient-Express Hotels Ltd.	1,333,614	0.2
55,300	@	Papa John’s International, Inc.	3,418,646	0.5
87,046		Pool Corp.	4,178,208	0.6
105,400		Regis Corp.	1,917,226	0.3
222,523	@	Ruby Tuesday, Inc.	1,639,995	0.3
156,500	@	Sally Beauty Holdings, Inc.	4,597,970	0.7
70,400	L	Sturm Ruger & Co., Inc.	3,571,392	0.6
59,100		Vail Resorts, Inc.	3,683,112	0.6
109,900		Wolverine World Wide, Inc.	4,876,263	0.8
49,101		Wyndham Worldwide Corp.	3,166,032	0.5
			94,197,058	14.8
		Consumer Staples: 1.9%
73,100		Casey’s General Stores, Inc.	4,261,730	0.6
130,550		Flowers Foods, Inc.	4,300,317	0.7
68,200		Sanderson Farms, Inc.	3,725,084	0.6
			12,287,131	1.9
		Energy: 6.1%
298,700	L	Bill Barrett Corp.	6,054,649	1.0
230,615		Carrizo Oil & Gas, Inc.	5,942,949	0.9
67,772	@	Dril-Quip, Inc.	5,907,685	0.9
167,900		EPL Oil & Gas, Inc.	4,501,399	0.7
536,151	@	Key Energy Services, Inc.	4,332,100	0.7
252,400	L	Nordic American Tankers Ltd.	2,915,220	0.5
721,677		Petroquest Energy, Inc.	3,204,246	0.5
131,900	@	Unit Corp.	6,008,045	0.9
			38,866,293	6.1
		Financials: 23.4%
30,800	@	Affiliated Managers Group, Inc.	4,729,956	0.7
115,600		American Campus Communities, Inc.	5,241,304	0.8
69,200	@	Aviv REIT, Inc.	1,664,952	0.3
70,388		Cash America International, Inc.	3,693,258	0.6
92,500	@	Citizens Republic Bancorp, Inc.	2,085,875	0.3
170,000		Colony Financial, Inc.	3,774,000	0.6
289,682		CubeSmart	4,576,976	0.7
117,600		CyrusOne, Inc.	2,685,984	0.4
808,150		DCT Industrial Trust, Inc.	5,980,310	0.9
114,935		Encore Capital Group, Inc.	3,459,543	0.5
79,418		EPR Properties	4,133,707	0.6
153,600		EverBank Financial Corp.	2,365,440	0.4
215,979		First American Financial Corp.	5,522,583	0.9
273,000		FirstMerit Corp.	4,512,690	0.7
149,500		Hatteras Financial Corp.	4,100,785	0.6
86,841		IBERIABANK Corp.	4,343,787	0.7
26,000		Jones Lang LaSalle, Inc.	2,584,660	0.4
214,018		LaSalle Hotel Properties	5,431,777	0.9
77,100		LTC Properties, Inc.	3,140,283	0.5
152,972	L	National Retail Properties, Inc.	5,532,997	0.9
20,553	L	Nationstar Mortgage Holdings, Inc.	758,406	0.1
47,000	@	Ocwen Financial Corp.	1,782,240	0.3
131,872		Primerica, Inc.	4,322,764	0.7
121,136		ProAssurance Corp.	5,733,367	0.9
133,118		Prosperity Bancshares, Inc.	6,308,462	1.0
202,285		Provident Financial Services, Inc.	3,088,892	0.5
137,400		Radian Group, Inc.	1,471,554	0.2
117,200		Redwood Trust, Inc.	2,716,696	0.4
43,500		SCBT Financial Corp.	2,192,400	0.3
153,800		Selective Insurance Group	3,692,738	0.6
73,733		Signature Bank	5,807,211	0.9
198,800		Starwood Property Trust, Inc.	5,518,688	0.9
139,385	@	Stifel Financial Corp.	4,832,478	0.8
481,100		Susquehanna Bancshares, Inc.	5,980,073	0.9
69,700	@	SVB Financial Group	4,944,518	0.8
223,400		Webster Financial Corp.	5,419,684	0.9
131,255		Wintrust Financial Corp.	4,861,685	0.8
			148,992,723	23.4
		Health Care: 9.7%
67,791		Acorda Therapeutics, Inc.	2,171,346	0.3
162,445		Align Technology, Inc.	5,443,532	0.9
66,800	@	Alkermes PLC	1,583,828	0.3
75,049	@	Amsurg Corp.	2,524,648	0.4
76,500	@	Centene Corp.	3,369,060	0.5
83,900		Cubist Pharmaceuticals, Inc.	3,928,198	0.6
100,224		Haemonetics Corp.	4,175,332	0.7
236,237	@	Healthsouth Corp.	6,229,570	1.0

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
96,875		Impax Laboratories, Inc.	$1,495,750	0.2
79,100	@, L	Incyte Corp., Ltd.	1,851,731	0.3
183,100	L	InterMune, Inc.	1,657,055	0.3
158,400		Masimo Corp.	3,107,808	0.5
80,201		Medicines Co.	2,680,317	0.4
42,757	@	Mednax, Inc.	3,832,310	0.6
61,152	@	Nektar Therapeutics	672,672	0.1
125,936		Owens & Minor, Inc.	4,100,476	0.6
26,300	@	Salix Pharmaceuticals Ltd.	1,346,034	0.2
92,480		Steris Corp.	3,848,093	0.6
114,023	L	Theravance, Inc.	2,693,223	0.4
57,500	@	Thoratec Corp.	2,156,250	0.3
49,200		WellCare Health Plans, Inc.	2,851,632	0.5
			61,718,865	9.7
		Industrials: 17.0%
197,185		Actuant Corp.	6,037,805	0.9
90,795		Acuity Brands, Inc.	6,296,633	1.0
103,194		Atlas Air Worldwide Holdings, Inc.	4,206,187	0.7
209,400		Barnes Group, Inc.	6,057,942	1.0
268,800		Blount International, Inc.	3,596,544	0.6
176,800		Brady Corp.	5,928,104	0.9
80,322	@	Clean Harbors, Inc.	4,665,905	0.7
100,715		Curtiss-Wright Corp.	3,494,811	0.5
417,464	@	Diana Shipping, Inc.	4,450,166	0.7
95,300		Forward Air Corp.	3,553,737	0.6
88,100	@	FTI Consulting, Inc.	3,317,846	0.5
385,100		Heartland Express, Inc.	5,137,234	0.8
140,696	@	HUB Group, Inc.	5,411,168	0.9
64,745	@	Mobile Mini, Inc.	1,905,445	0.3
351,800		Orbital Sciences Corp.	5,871,542	0.9
54,617		Regal-Beloit Corp.	4,454,563	0.7
78,100		Teledyne Technologies, Inc.	6,126,164	1.0
91,269	@	Tetra Tech, Inc.	2,782,792	0.4
102,500		Toro Co.	4,719,100	0.7
101,100		Universal Forest Products, Inc.	4,024,791	0.6
157,939		Waste Connections, Inc.	5,682,645	0.9
107,113		Watts Water Technologies, Inc.	5,140,353	0.8
140,452		Woodward Governor Co.	5,584,372	0.9
			108,445,849	17.0
		Information Technology: 14.6%
185,729		Advanced Energy Industries, Inc.	3,398,841	0.5
55,643	@	Ansys, Inc.	4,530,453	0.7
197,600		Aruba Networks, Inc.	4,888,624	0.8
221,507		Bankrate, Inc.	2,644,793	0.4
44,600	@	CACI International, Inc.	2,581,002	0.4
202,900		Cardtronics, Inc.	5,571,634	0.9
236,800	@	Finisar Corp.	3,123,392	0.5
63,300		Flir Systems, Inc.	1,646,433	0.3
374,400		Formfactor, Inc.	1,759,680	0.3
510,973	@	Integrated Device Technology, Inc.	3,816,968	0.6
110,400	L	Liquidity Services, Inc.	3,291,024	0.5
300,314	L	Logitech International S.A.	2,093,189	0.3
123,989	@	Micros Systems, Inc.	5,642,739	0.9
241,340	@	Microsemi Corp.	5,591,848	0.9
157,982		MKS Instruments, Inc.	4,297,110	0.7
130,360	@	Plexus Corp.	3,169,052	0.5
280,100	@	Polycom, Inc.	3,103,508	0.5
115,700		Power Integrations, Inc.	5,022,537	0.8
217,100	@	Progress Software Corp.	4,945,538	0.8
230,400	@	PTC, Inc.	5,872,896	0.9
133,800		QLIK Technologies, Inc.	3,456,054	0.5
200,800	@	QLogic Corp.	2,329,280	0.4
169,700	@	Riverbed Technolgoy, Inc.	2,530,227	0.4
48,200		Sourcefire, Inc.	2,854,886	0.4
114,240	@	Synaptics, Inc.	4,648,426	0.7
			92,810,134	14.6
		Materials: 5.3%
167,320		Buckeye Technologies, Inc.	5,011,234	0.8
315,400		Commercial Metals Co.	4,999,090	0.8
173,400		HB Fuller Co.	6,776,472	1.1
113,964		Minerals Technologies, Inc.	4,730,646	0.7
1,084,286	L	Thompson Creek Metals Co., Inc.	3,252,858	0.5
159,428		Worthington Industries	4,939,079	0.8
279,800		Zep, Inc.	4,199,798	0.6
			33,909,177	5.3
		Utilities: 2.9%
102,800		Cleco Corp.	4,834,684	0.8
150,897		El Paso Electric Co.	5,077,684	0.8
99,100		Idacorp, Inc.	4,783,557	0.7
121,285		Portland General Electric Co.	3,678,574	0.6
			18,374,499	2.9
		Total Common Stock
		(Cost $500,022,014)	609,601,729	95.7
EXCHANGE-TRADED FUNDS: 1.4%
96,900		iShares Russell 2000 Index Fund	9,133,794	1.4
		Total Exchange-Traded Funds
		(Cost $7,911,747)	9,133,794	1.4
		Total Long-Term Investments
		(Cost $507,933,761)	618,735,523	97.1

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.8%
		Securities Lending Collateral(cc)(1): 6.3%
1,994,334		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,994,369, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $2,034,221, due 05/31/14)	$1,994,334	0.3
9,473,733		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $9,473,941, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $9,663,211, due 03/31/13-03/15/53)	9,473,733	1.5
9,473,733		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $9,473,941, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $9,663,208, due 09/01/22-04/01/43)	9,473,733	1.5
9,473,733		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $9,473,941, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,663,211, due 04/25/13-01/01/47)	9,473,733	1.5
9,473,733		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $9,473,961, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $9,663,208, due 07/01/27-04/01/43)	9,473,733	1.5
			39,889,266	6.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
15,932,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $15,932,000)	$15,932,000	2.5
		Total Short-Term Investments
		(Cost $55,821,266)	55,821,266	8.8
		Total Investments in Securities (Cost $563,755,027)	$674,556,789	105.9
		Liabilities in Excess of Other Assets	(37,486,835)	(5.9)
		Net Assets	$637,069,954	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $570,923,610.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$131,314,569
		Gross Unrealized Depreciation	(27,681,390)
		Net Unrealized Appreciation	$103,633,179

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$609,601,729	$—	$—	$609,601,729
Exchange-Traded Funds	9,133,794	—	—	9,133,794
Short-Term Investments	15,932,000	39,889,266	—	55,821,266
Total Investments, at fair value	$634,667,523	$39,889,266	$—	$674,556,789

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.0%
		Consumer Discretionary: 2.0%
500,000	#	ADT Corp./The, 4.125%, 06/15/23	$520,282	0.0
300,000		Amazon.com, Inc., 0.650%, 11/27/15	299,834	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	298,917	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	292,799	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	482,929	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	501,029	0.0
6,000,000		CBS Corp., 4.300%, 02/15/21	6,553,776	0.2
750,000		Comcast Corp., 4.250%, 01/15/33	758,594	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,010,791	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,442,622	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	428,662	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	305,626	0.0
626,000		COX Communications, Inc., 5.450%, 12/15/14	676,367	0.0
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	494,997	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,341,907	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/23	763,150	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,989,000	0.1
500,000		Expedia, Inc., 5.950%, 08/15/20	557,097	0.0
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,196,839	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	635,616	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,184,616	0.1
1,000,000		Lowe’s Cos, Inc., 1.625%, 04/15/17	1,022,583	0.0
500,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	485,300	0.0
1,000,000		Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	1,057,327	0.0
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,098,892	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	503,557	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	504,381	0.0
325,000		McDonald’s Corp., 6.300%, 10/15/37	441,520	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,507,137	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	497,031	0.0
7,010,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	7,429,100	0.2
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	496,377	0.0
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	302,129	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	4,185,340	0.1
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	749,903	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	406,495	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,696,902	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	514,599	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,537,352	0.1
300,000		O’Reilly Automotive, Inc., 3.800%, 09/01/22	311,898	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	494,507	0.0
2,500,000		Target Corp., 7.000%, 01/15/38	3,589,335	0.1
300,000		The Walt Disney Co., 0.450%, 12/01/15	299,913	0.0
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	806,806	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	914,137	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,901,271	0.2
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	4,014,031	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,330,365	0.1
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,650,434	0.1
1,000,000		Viacom, Inc., 3.250%, 03/15/23	1,007,194	0.0
300,000		Walt Disney Co., 1.100%, 12/01/17	300,271	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	297,556	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,209,758	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	997,605	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,049,905	0.0
800,000		Yum! Brands, Inc., 3.750%, 11/01/21	839,416	0.0
400,000		Yum! Brands, Inc., 6.250%, 03/15/18	479,317	0.0
			83,665,094	2.0
		Consumer Staples: 1.6%
300,000		Altria Group, Inc., 4.250%, 08/09/42	284,370	0.0
3,595,000		Altria Group, Inc., 9.950%, 11/10/38	5,948,736	0.2

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Consumer Staples (continued)
500,000	Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	$501,231	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	504,896	0.0
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	235,801	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,229,669	0.1
400,000	Avon Products, Inc., 4.600%, 03/15/20	416,447	0.0
400,000	Avon Products, Inc., 5.000%, 03/15/23	411,519	0.0
500,000	Bunge Ltd. Finance Corp., 3.200%, 06/15/17	517,907	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	451,275	0.0
750,000	Clorox Co., 3.050%, 09/15/22	758,733	0.0
3,000,000	Coca-Cola Co., 3.150%, 11/15/20	3,248,094	0.1
750,000	ConAgra Foods, Inc., 3.200%, 01/25/23	749,664	0.0
300,000	Costco Wholesale Corp., 1.125%, 12/15/17	301,441	0.0
300,000	Costco Wholesale Corp., 1.700%, 12/15/19	300,565	0.0
750,000	CVS Caremark Corp., 2.750%, 12/01/22	741,499	0.0
5,000,000	CVS Caremark Corp., 3.250%, 05/18/15	5,267,245	0.2
500,000	Diageo Investment Corp., 2.875%, 05/11/22	506,811	0.0
750,000	Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	741,740	0.0
3,275,000	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,455,918	0.1
300,000	Estee Lauder Cos, Inc., 3.700%, 08/15/42	277,483	0.0
350,000	Flowers Foods, Inc., 4.375%, 04/01/22	357,155	0.0
500,000	General Mills, Inc., 0.875%, 01/29/16	502,076	0.0
750,000	General Mills, Inc., 4.150%, 02/15/43	755,808	0.0
872,000	Kellogg Co., 4.000%, 12/15/20	973,104	0.0
1,000,000	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,038,864	0.0
500,000	Kraft Foods, Inc., 5.375%, 02/10/20	596,075	0.0
1,149,000	Kraft Foods, Inc., 6.125%, 02/01/18	1,380,123	0.1
3,266,000	Kraft Foods, Inc., 6.125%, 08/23/18	3,978,906	0.1
2,129,000	Kroger Co., 7.500%, 04/01/31	2,730,781	0.1
300,000	Lorillard Tobacco Co., 2.300%, 08/21/17	302,874	0.0
5,600,000	Lorillard Tobacco Co., 8.125%, 06/23/19	7,137,189	0.2
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	532,374	0.0
1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,481,201	0.1
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,713,667	0.1
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	651,561	0.0
500,000	Reynolds American, Inc., 1.050%, 10/30/15	500,494	0.0
250,000	Reynolds American, Inc., 3.250%, 11/01/22	247,861	0.0
500,000	Walgreen Co., 1.000%, 03/13/15	501,241	0.0
500,000	Walgreen Co., 1.800%, 09/15/17	506,865	0.0
3,600,000	Wal-Mart Stores, Inc., 5.000%, 10/25/40	4,148,917	0.1
3,130,000	Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,920,444	0.1
		64,808,624	1.6
	Energy: 3.0%
3,500,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	4,032,451	0.1
750,000	Apache Corp., 2.625%, 01/15/23	731,566	0.0
750,000	Apache Corp., 3.250%, 04/15/22	779,989	0.0
3,000,000	Apache Corp., 5.625%, 01/15/17	3,482,259	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	1,002,884	0.0
4,910,000	BP Capital Markets PLC, 3.200%, 03/11/16	5,234,433	0.1
500,000	Cenovus Energy, Inc., 4.450%, 09/15/42	492,399	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	300,724	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	298,708	0.0
3,800,000	ConocoPhillips, 6.500%, 02/01/39	5,107,614	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/22	401,688	0.0
3,750,000	Devon Energy Corp., 4.000%, 07/15/21	4,011,761	0.1
500,000	Energy Transfer Partners L.P., 3.600%, 02/01/23	498,950	0.0
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/42	2,077,327	0.1
3,990,000	Ensco PLC, 3.250%, 03/15/16	4,253,196	0.1
4,805,000	Enterprise Products Operating, LLC, 3.200%, 02/01/16	5,102,295	0.1
300,000	Enterprise Products Operating, LLC, 4.450%, 02/15/43	290,163	0.0
1,950,000	EOG Resources, Inc., 2.625%, 03/15/23	1,931,409	0.1
500,000	FMC Technologies, Inc., 2.000%, 10/01/17	503,867	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
1,500,000		Hess Corp., 5.600%, 02/15/41	$1,619,262	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,746,531	0.1
3,500,000		Husky Energy, Inc., 5.900%, 06/15/14	3,710,917	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	508,357	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,562,783	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	710,548	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,418,626	0.0
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	740,858	0.0
1,000,000		Marathon Oil Corp., 0.900%, 11/01/15	998,195	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	489,475	0.0
3,892,000		Marathon Petroleum Corp., 3.500%, 03/01/16	4,161,642	0.1
500,000		Murphy Oil Corp., 2.500%, 12/01/17	502,844	0.0
500,000		Murphy Oil Corp., 3.700%, 12/01/22	487,079	0.0
5,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	5,430,635	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,899,375	0.1
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,518,090	0.0
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	4,144,302	0.1
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	4,156,548	0.1
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	4,360,800	0.1
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	523,412	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	296,051	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	291,204	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	754,009	0.0
5,180,000		Shell International Finance BV, 3.100%, 06/28/15	5,478,031	0.1
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,773,572	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	496,081	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	492,753	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	418,245	0.0
3,460,000		TC Pipelines L.P., 4.650%, 06/15/21	3,722,829	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	502,893	0.0
500,000		Total Capital International SA, 0.750%, 01/25/16	501,585	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	4,062,569	0.1
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,715,032	0.2
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,854,306	0.1
2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,409,609	0.1
1,500,000		Weatherford International Ltd., 4.500%, 04/15/22	1,548,951	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,621,305	0.1
700,000		Williams Cos., Inc., 7.875%, 09/01/21	896,414	0.0
2,840,000		Williams Partners L.P., 3.800%, 02/15/15	2,992,037	0.1
			124,051,438	3.0
		Financials: 9.7%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	3,064,696	0.1
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	748,369	0.0
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,214,514	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,026,397	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,701,265	0.1
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,482,192	0.1
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,897,096	0.1
2,000,000		Allstate Corp., 7.450%, 05/16/19	2,634,272	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,909,937	0.2
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	504,947	0.0
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	502,082	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	994,592	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,376,831	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Financials (continued)
667,000	American Tower Corp., 4.700%, 03/15/22	$726,697	0.0
5,100,000	Asian Development Bank, 2.625%, 02/09/15	5,314,164	0.1
500,000	AvalonBay Communities, Inc., 2.850%, 03/15/23	488,733	0.0
500,000	AvalonBay Communities, Inc., 2.950%, 09/15/22	493,286	0.0
4,050,000	AvalonBay Communities, Inc., 5.700%, 03/15/17	4,703,358	0.1
1,000,000	Bank of America Corp., 1.500%, 10/09/15	1,003,921	0.0
1,000,000	Bank of America Corp., 2.000%, 01/11/18	996,822	0.0
4,000,000	Bank of America Corp., 3.300%, 01/11/23	3,955,356	0.1
2,000,000	Bank of America Corp., 3.625%, 03/17/16	2,123,244	0.1
1,000,000	Bank of America Corp., 3.875%, 03/22/17	1,077,152	0.0
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,865,383	0.1
1,900,000	Bank of America Corp., 5.700%, 01/24/22	2,230,913	0.1
13,725,000	Bank of America Corp., 6.500%, 08/01/16	15,820,313	0.4
1,000,000	Bank of Montreal, 1.400%, 09/11/17	1,003,005	0.0
300,000	Bank of New York Mellon Corp./The, 0.700%, 03/04/16	299,775	0.0
1,000,000	Bank of New York Mellon Corp./The, 1.350%, 03/06/18	1,000,472	0.0
500,000	Bank of New York Mellon Corp., 0.700%, 10/23/15	500,967	0.0
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	1,007,792	0.0
1,100,000	Bank of Nova Scotia, 0.750%, 10/09/15	1,100,246	0.0
500,000	Bank of Nova Scotia, 1.375%, 12/18/17	500,793	0.0
750,000	Barclays Bank PLC, 5.125%, 01/08/20	864,475	0.0
1,000,000	BB&T Corp., 1.600%, 08/15/17	1,011,197	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,070,002	0.0
750,000	BBVA, 4.664%, 10/09/15	769,559	0.0
1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,021,285	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,042,490	0.0
250,000	Berkshire Hathaway, Inc., 0.800%, 02/11/16	251,583	0.0
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	760,552	0.0
300,000	BlackRock, Inc., 1.375%, 06/01/15	305,303	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	594,458	0.0
500,000	BNP Paribas SA, 3.250%, 03/03/23	487,339	0.0
2,475,000	BNP Paribas, 3.600%, 02/23/16	2,629,623	0.1
3,500,000	Boeing Capital Corp., 2.125%, 08/15/16	3,641,176	0.1
750,000	Boeing Capital Corp., 4.700%, 10/27/19	880,577	0.0
4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,347,715	0.1
500,000	Brandywine Operating Partnership L.P., 3.950%, 02/15/23	502,941	0.0
300,000	BRE Properties, Inc., 3.375%, 01/15/23	298,751	0.0
300,000	Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	301,177	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	1,003,564	0.0
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,999	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/23	299,216	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,288,423	0.1
600,000	Citigroup, Inc., 2.250%, 08/07/15	614,503	0.0
1,000,000	Citigroup, Inc., 3.375%, 03/01/23	1,010,909	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	776,812	0.0
7,000,000	Citigroup, Inc., 5.500%, 04/11/13	7,010,402	0.2
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,199,486	0.0
6,455,000	Citigroup, Inc., 8.125%, 07/15/39	9,507,311	0.2
1,000,000	CME Group, Inc., 3.000%, 09/15/22	1,007,792	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	513,391	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	504,781	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,071,955	0.0
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	3,234,652	0.1
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,384,950	0.2
2,605,000	Deutsche Bank AG, London, 4.875%, 05/20/13	2,620,098	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
10,000,000		European Investment Bank, 2.375%, 03/14/14	$10,196,990	0.3
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,317,596	0.1
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	4,096,264	0.1
2,000,000		Fifth Third Bancorp., 3.500%, 03/15/22	2,089,252	0.1
1,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	1,244,645	0.0
600,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	612,067	0.0
2,000,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	2,042,576	0.1
1,000,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	1,071,512	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	777,515	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,490,503	0.1
1,000,000		General Electric Capital Corp., 1.625%, 07/02/15	1,017,862	0.0
1,000,000		General Electric Capital Corp., 3.150%, 09/07/22	996,346	0.0
1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	1,757,745	0.1
3,540,000		General Electric Capital Corp., 5.900%, 05/13/14	3,751,894	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	11,695,923	0.3
1,196,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,361,093	0.1
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,070,182	0.1
8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,512,060	0.3
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	874,139	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,712,052	0.2
1,500,000		Goldman Sachs Group, Inc., 6.000%, 05/01/14	1,581,504	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,502,740	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,540,412	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	504,223	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,631,866	0.1
500,000		Health Care REIT, Inc., 2.250%, 03/15/18	505,361	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	534,105	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	754,808	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,184,703	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	1,000,675	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,377,867	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,785,772	0.1
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	940,198	0.0
6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,216,724	0.2
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,894,881	0.1
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,400,006	0.2
500,000		Jefferies Group, Inc., 5.125%, 01/20/23	530,780	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,820,331	0.1
750,000		JPMorgan Chase & Co., 1.100%, 10/15/15	751,533	0.0
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,394,624	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,776,353	0.2
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	758,017	0.0
3,810,000		Korea Development Bank, 3.250%, 03/09/16	4,040,372	0.1
13,765,000		KFW, 1.375%, 01/13/14	13,885,017	0.4
10,000,000		KFW, 2.625%, 01/25/22	10,515,030	0.3
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,484,360	0.1
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,632,360	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,290,829	0.1
1,000,000		Markel Corp., 3.625%, 03/30/23	1,006,641	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	503,659	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	376,667	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	6,465,115	0.2
800,000		Morgan Stanley, 4.875%, 11/01/22	850,305	0.0
2,650,000		Morgan Stanley, 5.375%, 10/15/15	2,895,920	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	12,570,831	0.3
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	509,024	0.0
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	3,152,660	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Financials (continued)
300,000	Northern Trust Corp., 2.375%, 08/02/22	$296,275	0.0
1,000,000	NYSE Euronext, 2.000%, 10/05/17	1,023,904	0.0
3,695,000	Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,132,673	0.1
500,000	PNC Bank NA, 2.700%, 11/01/22	486,975	0.0
1,000,000	PNC Bank NA, 2.950%, 01/30/23	997,012	0.0
500,000	PNC Financial Services Group, Inc., 2.854%, 11/09/22	496,627	0.0
500,000	PNC Funding Corp., 3.300%, 03/08/22	516,882	0.0
2,595,000	PNC Funding Corp., 3.625%, 02/08/15	2,733,508	0.1
500,000	PNC Funding Corp., 5.250%, 11/15/15	553,768	0.0
500,000	Primerica, Inc., 4.750%, 07/15/22	556,063	0.0
300,000	Principal Financial Group, Inc., 1.850%, 11/15/17	303,591	0.0
300,000	Principal Financial Group, Inc., 3.125%, 05/15/23	301,289	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/22	1,019,143	0.0
1,000,000	Private Export Funding Corp., 1.450%, 08/15/19	1,013,567	0.0
400,000	Protective Life Corp., 7.375%, 10/15/19	491,917	0.0
3,895,000	Prudential Financial, Inc., 3.875%, 01/14/15	4,099,822	0.1
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,619,690	0.1
750,000	Royal Bank of Canada, 1.500%, 01/16/18	759,380	0.0
750,000	Royal Bank of Canada, 0.800%, 10/30/15	751,508	0.0
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	512,978	0.0
500,000	Simon Property Group L.P., 2.750%, 02/01/23	492,546	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,048,475	0.0
3,595,000	Simon Property Group L.P., 5.250%, 12/01/16	4,094,062	0.1
500,000	SLM Corp., 3.875%, 09/10/15	520,947	0.0
500,000	SLM Corp., 5.500%, 01/25/23	497,517	0.0
2,000,000	SLM Corp., 6.000%, 01/25/17	2,185,000	0.1
1,000,000	SLM Corp., 8.450%, 06/15/18	1,190,000	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,091,310	0.0
5,295,000	Toyota Motor Credit Corp., 2.800%, 01/11/16	5,592,823	0.2
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,375,321	0.1
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,699,413	0.1
350,000	US Bancorp, 1.650%, 05/15/17	357,156	0.0
750,000	US Bancorp, 2.950%, 07/15/22	748,469	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	1,033,501	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	502,831	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	598,825	0.0
4,000,000	Wachovia Bank NA, 6.600%, 01/15/38	5,323,948	0.1
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	1,009,568	0.0
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	9,157,528	0.2
500,000	Westpac Banking Corp., 1.125%, 09/25/15	504,090	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	1,012,910	0.0
500,000	Westpac Banking Corp., 2.000%, 08/14/17	515,444	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,087,791	0.0
		398,958,565	9.7
	Health Care: 1.8%
500,000	Aetna, Inc., 1.500%, 11/15/17	501,968	0.0
500,000	Aetna, Inc., 2.750%, 11/15/22	490,641	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	305,137	0.0
1,300,000	Agilent Technologies, Inc., 3.200%, 10/01/22	1,302,644	0.1
600,000	Agilent Technologies, Inc., 6.500%, 11/01/17	719,574	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	506,596	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,814,207	0.1
661,000	Amgen, Inc., 6.375%, 06/01/37	822,724	0.0
750,000	AstraZeneca PLC, 1.950%, 09/18/19	760,960	0.0
2,900,000	AstraZeneca PLC, 6.450%, 09/15/37	3,772,387	0.1
500,000	Baxter International, Inc., 3.650%, 08/15/42	467,934	0.0
4,370,000	Becton Dickinson and Co., 3.125%, 11/08/21	4,567,983	0.1
2,000,000	Biogen Idec, Inc., 6.875%, 03/01/18	2,451,762	0.1
1,500,000	Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,484,512	0.1
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	440,780	0.0
400,000	Cardinal Health, Inc., 1.900%, 06/15/17	406,650	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	498,923	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Health Care (continued)
500,000	Cardinal Health, Inc., 4.600%, 03/15/43	$493,232	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	508,419	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,193,352	0.1
1,000,000	Cigna Corp., 4.000%, 02/15/22	1,082,941	0.0
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,889,760	0.1
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	590,632	0.0
500,000	Covidien International Finance SA, 3.200%, 06/15/22	522,933	0.0
4,210,000	Express Scripts, Inc., 3.125%, 05/15/16	4,451,048	0.1
1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,018,401	0.0
500,000	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	500,497	0.0
500,000	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	504,555	0.0
1,500,000	Humana, Inc., 3.150%, 12/01/22	1,485,769	0.1
1,070,000	Humana, Inc., 6.300%, 08/01/18	1,258,746	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	506,283	0.0
500,000	McKesson Corp., 0.950%, 12/04/15	501,698	0.0
500,000	McKesson Corp., 1.400%, 03/15/18	500,952	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	505,297	0.0
3,240,000	McKesson Corp., 3.250%, 03/01/16	3,475,130	0.1
400,000	Medtronic, Inc., 2.750%, 04/01/23	399,824	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	342,565	0.0
4,920,000	Pfizer, Inc., 6.200%, 03/15/19	6,186,836	0.2
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,713,946	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	503,558	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	512,528	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	997,591	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	503,726	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	505,499	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,651,768	0.1
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,003,659	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	753,605	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	494,655	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	500,848	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,116,652	0.1
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,210,939	0.0
500,000	Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	506,593	0.0
500,000	Watson Pharmaceuticals, Inc., 3.250%, 10/01/22	508,216	0.0
500,000	Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	507,299	0.0
1,250,000	WellPoint, Inc., 1.250%, 09/10/15	1,261,091	0.1
250,000	WellPoint, Inc., 1.875%, 01/15/18	253,607	0.0
		73,740,032	1.8
	Industrials: 1.4%
500,000	3M Co., 2.000%, 06/26/22	496,858	0.0
500,000	Burlington Northern Santa Fe LLC, 3.000%, 03/15/23	505,261	0.0
500,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/43	508,745	0.0
4,000,000	Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,257,292	0.1
500,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	499,243	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	987,600	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	304,945	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,515,010	0.1
404,000	Caterpillar, Inc., 3.803%, 08/15/42	385,333	0.0
2,156,386	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,517,581	0.1
1,000,000	CSX Corp., 4.100%, 03/15/44	950,499	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	992,723	0.0
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,103,914	0.1
1,173,163	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,328,607	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	4,008,241	0.1
420,000	FedEx Corp., 3.875%, 08/01/42	395,464	0.0
300,000	Ford Motor Co., 4.750%, 01/15/43	281,182	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Industrials (continued)
500,000		General Dynamics Corp., 1.000%, 11/15/17	$497,306	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	482,078	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	459,427	0.0
1,000,000		General Electric Co., 0.850%, 10/09/15	1,003,960	0.0
500,000		General Electric Co., 2.700%, 10/09/22	501,461	0.0
879,000		General Electric Co., 5.250%, 12/06/17	1,031,172	0.0
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,226,116	0.1
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	485,152	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	500,896	0.0
800,000		L-3 Communications Corp., 4.950%, 02/15/21	896,360	0.0
4,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	4,209,148	0.1
2,043,000	#	Lockheed Martin Corp., 4.070%, 12/15/42	1,879,640	0.1
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,277,915	0.1
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	1,908,098	0.1
3,800,000		Raytheon Co., 3.125%, 10/15/20	4,022,441	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,343,534	0.1
500,000		Roper Industries, Inc., 1.850%, 11/15/17	504,870	0.0
500,000		Ryder System, Inc., 2.500%, 03/01/17	515,702	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	359,480	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	302,124	0.0
616,000		Tyco International Finance S.A., 3.375%, 10/15/15	648,999	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	504,927	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	504,686	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	403,249	0.0
500,000		United Technologies Corp., 1.200%, 06/01/15	507,286	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	516,468	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	788,197	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	536,130	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	531,249	0.0
2,790,000		Waste Management, Inc., 6.125%, 11/30/39	3,457,491	0.1
			56,844,060	1.4
		Information Technology: 1.0%
600,000		Autodesk, Inc., 1.950%, 12/15/17	595,186	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	402,389	0.0
900,000		BMC Software, Inc., 4.250%, 02/15/22	910,247	0.0
500,000		BMC Software, Inc., 4.500%, 12/01/22	511,033	0.0
1,250,000		BMC Software, Inc., 7.250%, 06/01/18	1,427,024	0.1
3,500,000		Broadcom Corp., 2.700%, 11/01/18	3,723,905	0.1
3,130,000		Cisco Systems, Inc., 5.500%, 01/15/40	3,755,299	0.1
750,000		Corning, Inc., 1.450%, 11/15/17	754,349	0.0
250,000		eBay, Inc., 1.350%, 07/15/17	253,132	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	230,750	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,042,438	0.1
4,220,000		Google, Inc., 2.125%, 05/19/16	4,408,917	0.1
750,000		Hewlett-Packard Co., 2.125%, 09/13/15	760,827	0.0
1,000,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,009,230	0.0
2,970,000		Hewlett-Packard Co., 6.125%, 03/01/14	3,109,323	0.1
500,000		International Business Machines Corp., 1.875%, 05/15/19	514,170	0.0
7,040,000		International Business Machines Corp., 1.950%, 07/22/16	7,308,956	0.2
600,000		Intel Corp., 1.350%, 12/15/17	603,001	0.0
500,000		Juniper Networks, Inc., 5.950%, 03/15/41	560,184	0.0
300,000		NetApp, Inc., 2.000%, 12/15/17	302,148	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	1,002,643	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	492,263	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,767,116	0.1
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	739,161	0.0
4,220,000		Texas Instruments, Inc., 2.375%, 05/16/16	4,420,880	0.1
400,000		Xerox Corp., 2.950%, 03/15/17	412,514	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	545,830	0.0
			41,562,915	1.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Materials: 1.5%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$966,036	0.0
1,000,000		Agrium, Inc., 6.750%, 01/15/19	1,227,479	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	750,989	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	492,755	0.0
800,000		Alcoa, Inc., 5.870%, 02/23/22	856,818	0.0
1,399,000		Alcoa, Inc., 6.150%, 08/15/20	1,526,261	0.1
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,393,875	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,418,825	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,918,644	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	514,786	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,862,142	0.1
300,000		Cliffs Natural Resources, Inc., 3.950%, 01/15/18	301,665	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,419,321	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,108,887	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	501,612	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,808,419	0.1
525,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	528,052	0.0
750,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	754,284	0.0
500,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	496,755	0.0
1,000,000		International Paper Co., 7.950%, 06/15/18	1,288,989	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	985,481	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	962,408	0.0
1,000,000		Newmont Mining Corp., 3.500%, 03/15/22	1,009,370	0.0
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,348,910	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	977,943	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,366,663	0.1
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	495,087	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,529,600	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	603,275	0.0
6,000,000		Southern Copper Corp., 5.375%, 04/16/20	6,846,288	0.2
1,200,000		Teck Resources Ltd., 3.750%, 02/01/23	1,174,336	0.0
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,193,683	0.1
1,000,000		Teck Resources Ltd, 2.500%, 02/01/18	1,010,903	0.0
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,298,974	0.1
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	2,233,390	0.1
750,000		Vale SA, 5.625%, 09/11/42	746,900	0.0
			59,919,805	1.5
		Telecommunication Services: 1.4%
5,000,000		America Movil S.A.B de CV, 5.000%, 03/30/20	5,651,480	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	298,385	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	765,039	0.0
300,000		AT&T, Inc., 2.625%, 12/01/22	290,497	0.0
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,470,888	0.2
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,345,974	0.2
5,595,000		Deutsche Telekom International Finance BV, 5.750%, 03/23/16	6,322,775	0.1
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,731,030	0.0
2,220,000		Rogers Cable, Inc., 5.500%, 03/15/14	2,321,494	0.1
2,685,000		Telecom Italia Capital S.A., 5.250%, 10/01/15	2,836,082	0.1
700,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	793,815	0.0
1,350,000		Telecom Italia Capital S.A., 7.175%, 06/18/19	1,542,902	0.0
2,655,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,774,276	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	492,932	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	2,988,723	0.1
5,225,000		Verizon Communications, Inc., 6.350%, 04/01/19	6,423,338	0.2
2,940,000		Verizon Communications, Inc., 7.750%, 12/01/30	4,032,010	0.1
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,529	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	499,777	0.0
3,965,000		Vodafone Group PLC, 6.150%, 02/27/37	4,724,813	0.1
			59,805,759	1.4
		Utilities: 1.6%
300,000		Ameren Illinois Co., 2.700%, 09/01/22	303,112	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Utilities (continued)
300,000	Consumers Energy Co., 2.850%, 05/15/22	$310,866	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	303,103	0.0
5,670,000	Duke Energy Corp., 3.950%, 09/15/14	5,933,598	0.1
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,093,293	0.0
5,260,000	Exelon Generation Co., LLC, 5.200%, 10/01/19	5,964,798	0.1
750,000	Florida Power & Light Co., 3.800%, 12/15/42	737,624	0.0
2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	2,036,456	0.1
500,000	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	504,049	0.0
995,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	1,007,207	0.0
1,000,000	Georgia Power Co., 0.750%, 08/10/15	1,004,176	0.0
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	6,021,676	0.2
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,702,244	0.1
2,000,000	Mississippi Power Co., 4.250%, 03/15/42	2,015,282	0.1
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,337,281	0.1
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	820,349	0.0
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	4,195,453	0.1
3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	4,002,666	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,691,444	0.1
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/43	745,472	0.0
2,700,000	SCANA Corp., 4.750%, 05/15/21	3,002,084	0.1
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,410,142	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/43	497,008	0.0
5,920,000	Southern Co., 2.375%, 09/15/15	6,142,675	0.2
300,000	Union Electric Co., 3.900%, 09/15/42	297,707	0.0
500,000	Virginia Electric and Power Co., 1.200%, 01/15/18	501,390	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	2,006,208	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	1,031,026	0.0
		67,618,389	1.6
	Total Corporate Bonds/Notes
	(Cost $967,510,629)	1,030,974,681	25.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,127,068	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.623%, 06/10/49	517,109	0.0
1,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,773,991	0.0
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,572,311	0.0
2,000,000	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	2,094,814	0.1
1,956,837	Bear Stearns Commercial Mortgage Securities, 5.200%, 01/12/41	2,013,782	0.1
2,440,000	Bear Stearns Commercial Mortgage Securities, 5.581%, 04/12/38	2,727,022	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.697%, 12/10/49	2,328,946	0.1
1,150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.218%, 07/15/44	1,259,651	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.218%, 07/15/44	2,149,484	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.218%, 07/15/44	2,200,875	0.1
1,240,079	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,451,663	0.0
750,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	793,918	0.0
1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,414,203	0.0
1,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,124,445	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,208,216	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.764%, 09/15/39	$1,621,681	0.0
1,170,000	CW Capital Cobalt Ltd., 5.811%, 05/15/46	1,371,902	0.0
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	655,150	0.0
1,500,000	GE Capital Commercial Mortgage Corp., 5.306%, 11/10/45	1,657,953	0.0
1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,913,351	0.0
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,859,786	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,212,952	0.1
1,755,000	Greenwich Capital Commercial Funding Corp., 5.866%, 07/10/38	1,986,564	0.1
165,000	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	187,579	0.0
3,500,000	GS Mortgage Securities Corp. II, 5.787%, 08/10/45	4,023,927	0.1
2,316,177	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	2,358,517	0.1
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,229,975	0.0
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,306,520	0.0
2,295,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,614,593	0.1
915,571	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	998,323	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.714%, 02/12/49	2,029,218	0.1
205,029	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	210,278	0.0
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,941,581	0.0
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.936%, 08/12/49	479,691	0.0
2,243,680	Morgan Stanley Capital I, Inc., 5.419%, 06/15/38	2,329,047	0.1
2,000,000	Morgan Stanley Capital I, 4.970%, 04/14/40	2,084,953	0.1
3,340,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,600,816	0.1
1,000,000	Morgan Stanley Capital I, 5.073%, 08/13/42	1,048,655	0.0
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,030,328	0.0
1,389,754	Morgan Stanley Capital I, 5.575%, 04/12/49	1,419,773	0.0
319,000	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	361,497	0.0
1,193,507	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,309,139	0.0
2,500,000	Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	2,568,161	0.1
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	348,287	0.0
	Total Collateralized Mortgage Obligations (Cost $65,879,209)	74,517,695	1.8
MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,263,208	0.2
	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,761,826	0.1
	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,630,780	0.1
	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,871,275	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,582,883	0.1
		7,454,158	0.2
	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,618,014	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	$4,683,983	0.1
	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,658,862	0.1
	Total Municipal Bonds (Cost $31,596,329)	37,070,831	0.9
ASSET-BACKED SECURITIES: 0.3%
	Automobile Asset-Backed Securities: 0.1%
1,000,000	Ally Auto Receivables Trust, 0.740%, 04/15/16	1,003,172	0.0
1,171,000	Bank of America Auto Trust, 0.780%, 06/15/16	1,175,379	0.1
1,000,000	Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	1,001,895	0.0
1,000,000	Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,007,673	0.0
1,000,000	Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	998,423	0.0
575,000	Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	577,128	0.0
		5,763,670	0.1
	Credit Card Asset-Backed Securities: 0.2%
1,125,000	Chase Issuance Trust, 1.300%, 02/18/20	1,131,320	0.0
1,490,000	Chase Issuance Trust, 5.230%, 04/15/19	1,739,926	0.1
1,948,000	Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,335,519	0.1
1,000,000	Discover Card Master Trust, 5.650%, 03/16/20	1,198,091	0.0
		6,404,856	0.2
	Other Asset-Backed Securities: 0.0%
443,597	AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	446,632	0.0
500,000	AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	514,427	0.0
500,000	PSE&G Transition Funding, LLC, 6.890%, 12/15/17	564,997	0.0
		1,526,056	0.0
	Total Asset-Backed Securities (Cost $13,643,879)	13,694,582	0.3
U.S. TREASURY OBLIGATIONS: 35.8%
	U.S. Treasury Bonds: 5.4%
29,102,000	2.750%, due 11/15/42	27,037,591	0.7
50,212,000	2.000%, due 02/15/23	50,894,582	1.2
29,645,000	3.500%, due 02/15/39	32,299,146	0.8
7,845,000	3.875%, due 08/15/40	9,092,849	0.2
32,505,000	4.375%, due 05/15/40	40,824,265	1.0
22,000,000	5.375%, due 02/15/31	30,638,432	0.7
2,150,000	6.000%, due 02/15/26	3,063,415	0.1
10,310,000	6.125%, due 11/15/27	15,060,652	0.4
8,185,000	6.500%, due 11/15/26	12,230,183	0.3
		221,141,115	5.4
	U.S. Treasury Notes: 30.4%
74,766,000	0.125%, due 07/31/14	74,698,860	1.8
6,340,000	0.125%, due 12/31/14	6,330,097	0.2
70,060,000	0.250%, due 09/15/14	70,106,520	1.7
43,535,000	0.250%, due 10/31/14	43,560,512	1.1
15,921,000	0.250%, due 11/30/14	15,929,709	0.4
2,748,000	0.250%, due 01/31/15	2,749,074	0.1
96,725,000	0.250%, due 02/28/15	96,747,730	2.3
64,708,000	0.250%, due 09/15/15	64,632,162	1.6
25,975,000	0.250%, due 10/15/15	25,938,479	0.6
27,732,000	0.250%, due 12/15/15	27,677,839	0.7
29,048,000	0.375%, due 04/15/15	29,116,089	0.7
9,440,000	0.375%, due 11/15/15	9,456,227	0.2
5,000,000	0.375%, due 01/15/16	5,006,250	0.1
15,697,000	0.375%, due 02/15/16	15,710,499	0.4
59,615,000	0.375%, due 03/15/16	59,666,269	1.4
4,755,000	0.500%, due 08/15/14	4,774,876	0.1
36,269,100	0.625%, due 09/30/17	36,215,277	0.9
9,680,000	0.625%, due 11/30/17	9,652,780	0.2
1,952,000	0.750%, due 10/31/17	1,958,559	0.0
7,005,600	0.750%, due 12/31/17	7,019,282	0.2
23,037,000	0.750%, due 02/28/18	23,046,007	0.6
1,918,000	0.875%, due 01/31/18	1,931,485	0.0
74,115,000	1.000%, due 05/15/14	74,801,157	1.8
57,747,000	1.000%, due 08/31/19	57,399,652	1.4
1,207,000	1.000%, due 11/30/19	1,195,684	0.0
1,409,000	1.125%, due 12/31/19	1,405,258	0.0
961,000	1.250%, due 10/31/19	968,958	0.0
112,000	1.250%, due 02/29/20	112,289	0.0
14,190,000	1.375%, due 11/30/15	14,585,773	0.4
933,000	1.375%, due 01/31/20	944,517	0.0
6,540,000	1.500%, due 03/31/19	6,736,710	0.2
8,876,000	1.625%, due 08/15/22	8,769,905	0.2
9,642,000	2.125%, due 08/15/21	10,084,182	0.2
36,650,000	2.625%, due 04/30/18	40,034,408	1.0
5,980,000	2.625%, due 11/15/20	6,528,480	0.2
14,575,000	3.125%, due 05/15/21	16,426,477	0.4
21,610,000	3.375%, due 11/15/19	24,756,956	0.6
4,330,000	6.250%, due 08/15/23	6,133,718	0.1
46,620,000	1.250%, due 10/31/15	47,745,453	1.2
108,163,000	1.875%, due 09/30/17	114,027,490	2.8
34,625,000	2.375%, due 03/31/16	36,699,799	0.9
77,155,000	2.375%, due 07/31/17	82,947,643	2.0
20,920,000	2.625%, due 08/15/20	22,871,439	0.6
26,255,000	2.750%, due 02/15/19	28,964,595	0.7
9,190,000	3.500%, due 05/15/20	10,620,911	0.3
4,025,000	8.125%, due 08/15/19	5,794,430	0.1
		1,252,480,466	30.4
	Total U.S. Treasury Obligations (Cost $1,444,079,598)	1,473,621,581	35.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.3%
	Federal Home Loan Mortgage Corporation: 7.9%##
10,425,000	0.500%, due 04/17/15	10,471,089	0.3
7,735,000	1.000%, due 03/08/17	7,839,616	0.2
21,246,000	1.000%, due 09/29/17	21,427,271	0.5
7,770,000	1.250%, due 08/01/19	7,752,152	0.2

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
8,405,000		2.500%, due 05/27/16	$8,939,365	0.2
22,468,402		2.625%, due 02/01/42	23,435,002	0.6
19,400,000	W	3.500%, due 08/15/41	20,372,274	0.5
870,494		3.500%, due 01/01/42	916,795	0.0
4,428,686		3.500%, due 01/01/42	4,664,249	0.1
9,103,305		3.500%, due 08/01/42	9,610,269	0.3
9,350,479		3.500%, due 09/01/42	9,871,209	0.3
4,515,000		3.750%, due 03/27/19	5,186,317	0.1
4,833,134		4.000%, due 01/01/25	5,136,670	0.1
638,686		4.000%, due 08/01/40	679,077	0.0
7,200,000	W	4.000%, due 12/15/40	7,654,500	0.2
4,846,100		4.000%, due 04/01/41	5,152,565	0.1
3,341,570		4.000%, due 05/01/41	3,552,890	0.1
220,828		4.000%, due 08/01/41	234,793	0.0
637,900		4.000%, due 12/01/41	678,240	0.0
3,395,866		4.000%, due 01/01/42	3,653,068	0.1
7,180,436		4.000%, due 03/01/42	7,724,279	0.2
8,304,726		4.000%, due 03/01/42	8,829,913	0.2
37,726		4.500%, due 04/01/23	40,224	0.0
456,137		4.500%, due 03/01/39	488,119	0.0
1,043,962		4.500%, due 08/01/39	1,117,159	0.0
1,650,460		4.500%, due 09/01/39	1,766,181	0.1
1,125,391		4.500%, due 09/01/39	1,204,297	0.0
2,287,492		4.500%, due 09/01/39	2,447,879	0.1
3,004,006		4.500%, due 10/01/39	3,214,631	0.1
3,971,413		4.500%, due 12/01/39	4,249,867	0.1
691,135		4.500%, due 03/01/40	740,026	0.0
2,269,813		4.500%, due 04/01/40	2,430,378	0.1
444,357		4.500%, due 06/01/40	475,790	0.0
3,899,120		4.500%, due 07/01/40	4,174,942	0.1
2,644,559		4.500%, due 07/01/40	2,831,634	0.1
720,331		4.500%, due 08/01/40	771,287	0.0
2,336,162		4.500%, due 08/01/40	2,501,422	0.1
3,021,274		4.500%, due 03/01/41	3,239,246	0.1
753,506		4.500%, due 03/01/41	807,868	0.0
1,010,012		4.500%, due 04/01/41	1,082,880	0.0
2,492,521		4.500%, due 06/01/41	2,672,346	0.1
2,496,301		4.500%, due 07/01/41	2,676,399	0.1
1,204,320		4.500%, due 08/01/41	1,307,729	0.1
11,473,483		4.500%, due 08/01/41	12,378,334	0.3
112,615		5.000%, due 03/01/34	121,708	0.0
670,926		5.000%, due 12/01/34	725,096	0.0
2,399,252		5.000%, due 08/01/35	2,589,968	0.1
539,931		5.000%, due 08/01/35	582,850	0.0
1,746,160		5.000%, due 10/01/35	1,884,962	0.1
842,514		5.000%, due 10/01/35	909,485	0.0
752,148		5.000%, due 10/01/35	811,936	0.0
1,888,894		5.000%, due 12/01/35	2,039,042	0.1
244,482		5.000%, due 04/01/36	263,916	0.0
782,611		5.000%, due 11/01/36	844,820	0.0
580,901		5.000%, due 02/01/37	624,898	0.0
506,143		5.000%, due 05/01/37	544,953	0.0
6,927,408		5.000%, due 10/01/37	7,478,065	0.2
4,338,500		5.000%, due 03/01/38	4,671,163	0.1
1,836,611		5.000%, due 03/01/38	1,978,897	0.1
1,241,396		5.000%, due 03/01/38	1,340,074	0.1
1,480,573		5.000%, due 04/01/38	1,592,711	0.1
141,874		5.000%, due 10/01/38	152,620	0.0
364,151		5.000%, due 06/01/40	395,145	0.0
737,106		5.000%, due 08/01/40	810,908	0.0
2,244,099		5.000%, due 04/01/41	2,437,910	0.1
71,344		5.150%, due 06/01/37	76,907	0.0
116,720		5.200%, due 06/01/37	125,908	0.0
146,592		5.200%, due 08/01/37	157,592	0.0
190,000		5.400%, due 03/17/21	215,738	0.0
298,925		5.490%, due 02/01/37	323,751	0.0
3,424,651		5.500%, due 12/01/24	3,670,765	0.1
511,522		5.500%, due 09/01/34	557,918	0.0
503,672		5.500%, due 01/01/35	549,356	0.0
4,918,193		5.500%, due 09/01/35	5,358,128	0.2
290,169		5.500%, due 09/01/35	316,125	0.0
3,811,058		5.500%, due 10/01/35	4,151,959	0.1
2,598,863		5.500%, due 03/01/36	2,831,333	0.1
554,832		5.500%, due 03/01/36	602,555	0.0
417,306		5.500%, due 05/01/36	453,199	0.0
1,568,529		5.500%, due 06/01/36	1,710,796	0.1
146,894		5.500%, due 07/01/36	159,529	0.0
766,697		5.500%, due 07/01/36	832,643	0.0
26,003		5.500%, due 07/01/36	28,362	0.0
257,441		5.500%, due 10/01/36	279,584	0.0
1,020,290		5.500%, due 11/01/36	1,108,049	0.0
381,744		5.500%, due 12/01/36	414,579	0.0
652,029		5.500%, due 12/01/36	708,112	0.0
329,977		5.500%, due 12/01/36	358,359	0.0
94,059		5.500%, due 02/01/37	101,885	0.0
777,762		5.500%, due 02/01/37	844,660	0.0
210,045		5.500%, due 05/01/37	228,505	0.0
39,883		5.500%, due 06/01/37	43,201	0.0
909,513		5.500%, due 11/01/37	985,185	0.0
452,314		5.500%, due 12/01/37	489,946	0.0
199,111		5.500%, due 03/01/38	215,677	0.0
86,158		5.500%, due 06/01/38	93,326	0.0
35,810		5.500%, due 06/01/38	38,789	0.0
47,893		5.500%, due 08/01/38	52,103	0.0
13,736		5.500%, due 10/01/38	14,879	0.0
114,420		5.500%, due 12/01/38	123,940	0.0
161,760		5.500%, due 12/01/38	175,219	0.0
153,871		5.500%, due 12/01/38	166,673	0.0
939,497		5.500%, due 01/01/39	1,017,663	0.0
159,188		5.500%, due 01/01/39	172,433	0.0
774,921		5.500%, due 01/01/40	839,395	0.0
313,108		5.500%, due 01/01/40	339,843	0.0
368,262		5.500%, due 03/01/40	398,902	0.0
208,909		5.500%, due 01/01/41	226,770	0.0
279,207		5.750%, due 05/01/37	302,220	0.0
528,017		5.750%, due 06/01/37	571,536	0.0
706,205		5.800%, due 07/01/37	765,138	0.0
245,776		5.800%, due 07/01/37	267,745	0.0
949,486		5.800%, due 08/01/37	1,065,620	0.0
416,779		5.800%, due 09/01/37	451,560	0.0
209,761		5.800%, due 09/01/37	227,266	0.0
27,300		6.000%, due 04/01/28	30,493	0.0
253,690		6.000%, due 07/01/28	277,373	0.0
4,446		6.000%, due 04/01/36	4,867	0.0
90,594		6.000%, due 04/01/36	99,179	0.0
17,241		6.000%, due 04/01/36	18,967	0.0
219,389		6.000%, due 06/01/36	240,179	0.0
95,679		6.000%, due 07/01/36	104,746	0.0
23,030		6.000%, due 08/01/36	25,213	0.0
987,968		6.000%, due 08/01/36	1,081,591	0.0
91,944		6.000%, due 08/01/36	100,657	0.0
494,321		6.000%, due 01/01/37	541,164	0.0
304,890		6.000%, due 02/01/37	333,783	0.0
24,899		6.000%, due 04/01/37	27,228	0.0
11,147		6.000%, due 06/01/37	12,190	0.0
221,015		6.000%, due 06/01/37	241,682	0.0
3,866		6.000%, due 07/01/37	4,228	0.0
70,976		6.000%, due 07/01/37	77,614	0.0
21,882		6.000%, due 08/01/37	23,928	0.0
1,013,374		6.000%, due 08/01/37	1,108,137	0.0
179,376		6.000%, due 08/01/37	196,929	0.0
846,663		6.000%, due 08/01/37	925,837	0.0
72,559		6.000%, due 08/01/37	79,344	0.0
295,708		6.000%, due 08/01/37	323,360	0.0
33,762		6.000%, due 08/01/37	36,919	0.0
92,129		6.000%, due 08/01/37	100,744	0.0
64,118		6.000%, due 09/01/37	70,114	0.0
186,942		6.000%, due 09/01/37	204,424	0.0
14,669		6.000%, due 09/01/37	16,040	0.0
170,231		6.000%, due 10/01/37	186,443	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
54,054		6.000%, due 10/01/37	$59,379	0.0
35,328		6.000%, due 10/01/37	38,764	0.0
105,244		6.000%, due 10/01/37	115,086	0.0
25,307		6.000%, due 11/01/37	27,674	0.0
29,132		6.000%, due 11/01/37	31,856	0.0
169,616		6.000%, due 11/01/37	185,477	0.0
19,118		6.000%, due 12/01/37	20,906	0.0
526,224		6.000%, due 12/01/37	575,433	0.0
624,370		6.000%, due 12/01/37	682,756	0.0
193,419		6.000%, due 01/01/38	211,506	0.0
386,385		6.000%, due 01/01/38	422,517	0.0
17,885		6.000%, due 01/01/38	19,547	0.0
524,475		6.000%, due 02/01/38	573,192	0.0
13,571		6.000%, due 02/01/38	14,831	0.0
313,028		6.000%, due 05/01/38	348,233	0.0
13,672		6.000%, due 06/01/38	14,942	0.0
490,522		6.000%, due 07/01/38	536,086	0.0
407,219		6.000%, due 07/01/38	445,045	0.0
198,409		6.000%, due 08/01/38	216,839	0.0
11,532		6.000%, due 09/01/38	12,603	0.0
1,294,192		6.000%, due 09/01/38	1,414,407	0.1
88,196		6.000%, due 09/01/38	96,443	0.0
117,073		6.000%, due 09/01/38	128,460	0.0
101,726		6.000%, due 11/01/38	111,334	0.0
901,297		6.000%, due 01/01/39	985,017	0.0
1,316,508		6.000%, due 04/01/39	1,438,796	0.1
245,996		6.000%, due 08/01/39	268,615	0.0
370,552		6.000%, due 10/01/39	404,624	0.0
143,913		6.000%, due 11/01/39	157,146	0.0
106,192		6.000%, due 11/01/39	116,122	0.0
551,742		6.000%, due 11/01/39	602,691	0.0
19,378		6.000%, due 12/01/39	21,190	0.0
730,069		6.000%, due 05/01/40	798,340	0.0
238,923		6.150%, due 12/01/37	262,981	0.0
334,375		6.150%, due 12/01/37	368,045	0.0
503,679		6.150%, due 01/01/38	559,845	0.0
186,227		6.150%, due 02/01/38	206,994	0.0
296,922		6.150%, due 02/01/38	330,032	0.0
840,000		6.250%, due 07/15/32	1,226,760	0.0
59,932		6.500%, due 06/01/36	68,157	0.0
7,301		6.500%, due 08/01/36	8,302	0.0
227,933		6.500%, due 10/01/36	259,216	0.0
23,089		6.500%, due 10/01/36	26,257	0.0
154,962		6.500%, due 07/01/37	176,230	0.0
14,306		6.500%, due 08/01/37	16,280	0.0
57,855		6.500%, due 09/01/37	65,837	0.0
93,805		6.500%, due 09/01/37	106,747	0.0
45,055		6.500%, due 10/01/37	51,270	0.0
158,314		6.500%, due 11/01/37	180,156	0.0
253,412		6.500%, due 01/01/38	291,792	0.0
176,899		6.500%, due 02/01/38	201,305	0.0
214,380		6.500%, due 02/01/38	245,907	0.0
161,724		6.500%, due 04/01/38	184,036	0.0
42,533		6.500%, due 04/01/38	48,428	0.0
6,881		6.500%, due 05/01/38	7,834	0.0
30,552		6.500%, due 05/01/38	34,217	0.0
33,177		6.500%, due 07/01/38	37,776	0.0
15,553		6.500%, due 08/01/38	17,709	0.0
37,614		6.500%, due 09/01/38	42,828	0.0
2,565		6.500%, due 10/01/38	2,920	0.0
64,611		6.500%, due 10/01/38	73,567	0.0
97,675		6.500%, due 11/01/38	111,150	0.0
43,742		6.500%, due 12/01/38	49,806	0.0
19,203		6.500%, due 12/01/38	21,865	0.0
1,150,144		6.500%, due 12/01/38	1,309,569	0.1
1,725,204		6.500%, due 12/01/38	1,964,339	0.1
78,786		6.500%, due 12/01/38	89,706	0.0
22,201		6.500%, due 01/01/39	25,278	0.0
2,540,000		6.750%, due 03/15/31	3,834,168	0.1
			324,509,233	7.9
		Federal National Mortgage Association: 18.2%##
27,130,000		0.375%, due 03/16/15	27,179,973	0.7
24,450,000		0.875%, due 08/28/14	24,674,720	0.6
6,020,000		1.250%, due 02/27/14	6,086,051	0.2
6,025,000		1.375%, due 11/15/16	6,211,004	0.2
5,000,000		2.250%, due 03/15/16	5,267,130	0.1
8,750,000		2.375%, due 04/11/16	9,272,261	0.2
63,100,000	W	2.500%, due 11/25/26	65,338,081	1.6
10,937,725		2.500%, due 09/01/27	11,362,857	0.3
4,090,380		3.000%, due 12/01/26	4,306,147	0.1
3,261,609		3.000%, due 01/01/27	3,433,658	0.1
5,089,650		3.000%, due 01/01/27	5,358,127	0.1
85,248,000	W	3.000%, due 05/01/43	87,712,196	2.1
1,003,991		3.500%, due 08/01/26	1,065,315	0.0
947,276		3.500%, due 08/01/26	1,004,839	0.0
140,748		3.500%, due 09/01/26	149,344	0.0
1,080,514		3.500%, due 10/01/26	1,146,512	0.0
1,804,237		3.500%, due 10/01/26	1,914,439	0.1
3,780,663		3.500%, due 11/01/26	4,011,584	0.1
3,894,226		3.500%, due 12/01/26	4,132,083	0.1
3,298,063		3.500%, due 12/01/26	3,499,507	0.1
4,684,380		3.500%, due 01/01/27	4,970,500	0.1
3,327,498		3.500%, due 03/01/41	3,516,958	0.1
32,336,000	W	3.500%, due 09/25/41	34,154,900	0.8
3,906,952		3.500%, due 12/01/41	4,129,404	0.1
6,592,157		3.500%, due 01/01/42	6,967,498	0.2
28,435,712		3.500%, due 11/01/42	30,116,973	0.7
2,611		4.000%, due 07/01/13	2,742	0.0
29,166		4.000%, due 06/01/14	31,224	0.0
81,161		4.000%, due 11/01/20	87,143	0.0
112,588		4.000%, due 07/01/22	120,886	0.0
48,976		4.000%, due 04/01/23	52,555	0.0
27,174		4.000%, due 05/01/23	29,160	0.0
50,620		4.000%, due 07/01/23	54,319	0.0
197,428		4.000%, due 03/01/24	211,855	0.0
163,395		4.000%, due 03/01/24	174,977	0.0
145,406		4.000%, due 04/01/24	155,713	0.0
2,800,000	W	4.000%, due 04/01/24	2,996,328	0.1
7,204		4.000%, due 04/01/24	7,715	0.0
282,226		4.000%, due 07/01/24	302,232	0.0
908,131		4.000%, due 07/01/24	972,503	0.0
14,950		4.000%, due 08/01/24	16,010	0.0
215,244		4.000%, due 01/01/25	230,501	0.0
228,590		4.000%, due 02/01/25	244,794	0.0
1,048,080		4.000%, due 02/01/25	1,122,372	0.0
1,266,060		4.000%, due 06/01/25	1,355,408	0.0
22,596		4.000%, due 07/01/25	24,190	0.0
192,812		4.000%, due 09/01/25	206,419	0.0
218,308		4.000%, due 09/01/25	233,749	0.0
1,811,885		4.000%, due 12/01/25	1,939,753	0.1
1,427,856		4.000%, due 02/01/26	1,529,069	0.1
247,791		4.000%, due 03/01/26	265,356	0.0
880,695		4.000%, due 04/01/26	943,123	0.0
401,153		4.000%, due 04/01/26	429,588	0.0
3,016,024		4.000%, due 04/01/26	3,229,813	0.1
1,526,161		4.000%, due 05/01/26	1,634,341	0.1
804,037		4.000%, due 09/01/26	861,031	0.0
13,900,000	W	4.000%, due 04/25/39	14,823,048	0.4
11,000,000	W	4.000%, due 12/15/39	11,968,086	0.3
731,673		4.000%, due 10/01/40	780,626	0.0
1,694,485		4.000%, due 10/01/40	1,836,716	0.1
3,463,719		4.000%, due 12/01/40	3,754,455	0.1
3,921,354		4.000%, due 12/01/40	4,183,717	0.1
8,485,747		4.000%, due 02/01/41	9,053,497	0.2
1,802,037		4.000%, due 03/01/41	1,923,168	0.1
1,380,117		4.000%, due 04/01/41	1,472,887	0.1
2,070,774		4.000%, due 08/01/41	2,244,589	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
1,275,504	4.000%, due 09/01/41	$1,361,242	0.0
9,890,899	4.000%, due 11/01/41	10,555,754	0.3
2,133,806	4.000%, due 12/01/41	2,277,238	0.1
3,346,368	4.000%, due 01/01/42	3,571,307	0.1
2,826,806	4.000%, due 02/01/42	3,016,821	0.1
1,365,366	4.000%, due 06/01/42	1,462,478	0.1
19,758,526	4.000%, due 07/01/42	21,163,852	0.5
1,967,449	4.000%, due 07/01/42	2,107,384	0.1
1,662,157	4.000%, due 07/01/42	1,780,378	0.1
8,989	4.500%, due 01/01/14	9,644	0.0
21,916	4.500%, due 08/01/14	23,586	0.0
81,861	4.500%, due 05/01/19	88,304	0.0
29,746	4.500%, due 05/01/19	32,013	0.0
58,959	4.500%, due 01/01/20	63,563	0.0
58,062	4.500%, due 08/01/20	62,595	0.0
6,492	4.500%, due 06/01/22	7,068	0.0
11,164	4.500%, due 07/01/22	12,036	0.0
122,675	4.500%, due 11/01/22	132,254	0.0
224,977	4.500%, due 02/01/23	242,192	0.0
32,302	4.500%, due 02/01/23	34,774	0.0
15,038	4.500%, due 03/01/23	16,212	0.0
4,472	4.500%, due 03/01/23	4,814	0.0
659,039	4.500%, due 03/01/23	709,468	0.0
117,256	4.500%, due 04/01/23	126,228	0.0
368,840	4.500%, due 04/01/23	397,063	0.0
154,273	4.500%, due 04/01/23	166,078	0.0
8,557	4.500%, due 04/01/23	9,211	0.0
419,729	4.500%, due 04/01/23	451,846	0.0
11,843	4.500%, due 05/01/23	12,749	0.0
5,768	4.500%, due 05/01/23	6,209	0.0
9,344	4.500%, due 05/01/23	10,059	0.0
607,749	4.500%, due 05/01/23	654,253	0.0
16,069	4.500%, due 07/01/23	17,298	0.0
34,083	4.500%, due 08/01/23	36,691	0.0
63,704	4.500%, due 01/01/24	68,568	0.0
1,280,178	4.500%, due 05/01/24	1,377,935	0.0
1,300,213	4.500%, due 07/01/24	1,402,142	0.1
2,150,520	4.500%, due 08/01/24	2,314,739	0.1
86,655	4.500%, due 09/01/24	93,272	0.0
74,583	4.500%, due 09/01/24	80,278	0.0
1,070,843	4.500%, due 09/01/24	1,152,615	0.0
293,474	4.500%, due 09/01/24	315,884	0.0
108,410	4.500%, due 10/01/24	116,688	0.0
623,460	4.500%, due 10/01/24	671,069	0.0
235,088	4.500%, due 10/01/24	255,942	0.0
363,323	4.500%, due 11/01/24	391,067	0.0
64,226	4.500%, due 11/01/24	70,184	0.0
35,153	4.500%, due 11/01/24	38,271	0.0
55,181	4.500%, due 11/01/24	59,507	0.0
26,439	4.500%, due 11/01/24	28,458	0.0
500,300	4.500%, due 11/01/24	538,505	0.0
714,378	4.500%, due 12/01/24	768,930	0.0
355,625	4.500%, due 12/01/24	382,781	0.0
363,695	4.500%, due 01/01/25	391,468	0.0
804,093	4.500%, due 01/01/25	865,496	0.0
9,468	4.500%, due 01/01/25	10,191	0.0
1,603,501	4.500%, due 05/01/25	1,725,948	0.1
102,391	4.500%, due 08/01/25	111,890	0.0
2,113,923	4.500%, due 01/01/26	2,275,678	0.1
787,298	4.500%, due 04/01/26	849,263	0.0
18,454	4.500%, due 06/01/34	19,938	0.0
88,382	4.500%, due 05/01/35	95,542	0.0
24,448	4.500%, due 03/01/38	26,352	0.0
9,467	4.500%, due 03/01/38	10,205	0.0
8,337	4.500%, due 05/01/38	8,986	0.0
21,103	4.500%, due 05/01/38	22,747	0.0
68,851	4.500%, due 06/01/38	74,257	0.0
38,066	4.500%, due 07/01/38	41,031	0.0
33,168	4.500%, due 07/01/38	35,751	0.0
41,378	4.500%, due 09/01/38	44,601	0.0
2,085,689	4.500%, due 03/01/39	2,284,633	0.1
116,239	4.500%, due 04/01/39	125,293	0.0
144,140	4.500%, due 04/01/39	155,366	0.0
5,489,332	4.500%, due 06/01/39	5,916,871	0.2
3,349,441	4.500%, due 07/01/39	3,610,314	0.1
3,753,234	4.500%, due 07/01/39	4,119,448	0.1
2,163,173	4.500%, due 07/01/39	2,331,653	0.1
6,660,688	4.500%, due 09/01/39	7,179,459	0.2
4,017,509	4.500%, due 10/01/39	4,330,415	0.1
1,780,939	4.500%, due 12/01/39	1,919,648	0.1
2,216,074	4.500%, due 12/01/39	2,388,674	0.1
1,357,123	4.500%, due 12/01/39	1,462,823	0.1
942,431	4.500%, due 03/01/40	1,017,011	0.0
2,490,387	4.500%, due 09/01/40	2,687,465	0.1
959,603	4.500%, due 10/01/40	1,035,542	0.0
1,509,025	4.500%, due 10/01/40	1,632,929	0.1
1,058,004	4.500%, due 10/01/40	1,141,730	0.0
2,860,759	4.500%, due 03/01/41	3,088,934	0.1
2,729,989	4.500%, due 04/01/41	2,947,734	0.1
1,143,745	4.500%, due 06/01/41	1,234,970	0.0
1,349,051	4.500%, due 06/01/41	1,456,651	0.1
8,885,586	4.500%, due 06/01/41	9,594,305	0.2
1,184,691	4.500%, due 06/01/41	1,279,183	0.0
474,871	4.500%, due 07/01/41	512,747	0.0
542,250	4.500%, due 07/01/41	585,500	0.0
5,326,217	4.500%, due 08/01/41	5,752,356	0.2
3,563,371	4.500%, due 08/01/41	3,847,587	0.1
779,838	4.500%, due 08/01/41	842,038	0.0
618	5.000%, due 02/01/14	667	0.0
175,806	5.000%, due 02/01/14	189,604	0.0
26,661	5.000%, due 10/01/14	28,822	0.0
24,132	5.000%, due 02/01/15	26,088	0.0
45,575	5.000%, due 04/01/16	49,274	0.0
460,684	5.000%, due 01/01/18	498,380	0.0
194,391	5.000%, due 01/01/18	210,298	0.0
386,353	5.000%, due 02/01/18	417,967	0.0
61,964	5.000%, due 04/01/18	67,034	0.0
3,940	5.000%, due 02/01/20	4,255	0.0
6,119	5.000%, due 06/01/21	6,608	0.0
36,404	5.000%, due 11/01/21	39,315	0.0
132,385	5.000%, due 01/01/22	142,969	0.0
6,146	5.000%, due 02/01/22	6,638	0.0
6,494	5.000%, due 04/01/22	7,013	0.0
1,548	5.000%, due 06/01/22	1,667	0.0
13,010	5.000%, due 06/01/22	14,050	0.0
110,813	5.000%, due 06/01/22	119,687	0.0
220,765	5.000%, due 06/01/22	238,415	0.0
4,750	5.000%, due 07/01/22	5,130	0.0
130,918	5.000%, due 07/01/22	141,386	0.0
158,340	5.000%, due 08/01/22	171,000	0.0
71,606	5.000%, due 09/01/22	77,331	0.0
110,761	5.000%, due 12/01/22	119,319	0.0
6,898	5.000%, due 01/01/23	7,449	0.0
125,499	5.000%, due 01/01/23	135,533	0.0
249,463	5.000%, due 02/01/23	269,291	0.0
759,694	5.000%, due 02/01/23	820,077	0.0
4,697	5.000%, due 02/01/23	5,070	0.0
34,410	5.000%, due 03/01/23	37,145	0.0
5,191	5.000%, due 03/01/23	5,604	0.0
29,163	5.000%, due 03/01/23	31,481	0.0
170,612	5.000%, due 03/01/23	184,172	0.0
131,401	5.000%, due 03/01/23	141,845	0.0
167,959	5.000%, due 04/01/23	181,308	0.0
109,506	5.000%, due 04/01/23	118,210	0.0
41,277	5.000%, due 04/01/23	44,558	0.0
212,477	5.000%, due 04/01/23	229,366	0.0
57,140	5.000%, due 05/01/23	61,682	0.0
43,520	5.000%, due 05/01/23	46,980	0.0
23,856	5.000%, due 05/01/23	25,764	0.0
219,687	5.000%, due 06/01/23	237,148	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
104,679	5.000%, due 06/01/23	$112,999	0.0
125,150	5.000%, due 06/01/23	135,098	0.0
32,128	5.000%, due 06/01/23	34,697	0.0
86,382	5.000%, due 06/01/23	93,248	0.0
1,222,276	5.000%, due 07/01/23	1,319,426	0.0
530,820	5.000%, due 08/01/23	573,011	0.0
1,919	5.000%, due 09/01/23	2,072	0.0
50,790	5.000%, due 02/01/24	54,826	0.0
472,455	5.000%, due 03/01/24	510,007	0.0
185,669	5.000%, due 04/01/24	200,513	0.0
68,651	5.000%, due 04/01/24	74,140	0.0
233,335	5.000%, due 05/01/24	252,720	0.0
272,533	5.000%, due 06/01/24	294,195	0.0
1,335,279	5.000%, due 08/01/24	1,442,037	0.1
708,202	5.000%, due 07/01/33	771,800	0.0
169,285	5.000%, due 02/01/34	184,487	0.0
142,402	5.000%, due 11/01/34	154,923	0.0
9,216,364	5.000%, due 02/01/35	10,044,012	0.3
1,868,665	5.000%, due 06/01/35	2,032,845	0.1
127,645	5.000%, due 08/01/35	138,630	0.0
2,187,674	5.000%, due 09/01/35	2,375,927	0.1
1,538,192	5.000%, due 09/01/35	1,670,557	0.1
665,482	5.000%, due 09/01/35	722,748	0.0
189,993	5.000%, due 10/01/35	206,342	0.0
2,933,767	5.000%, due 10/01/35	3,186,223	0.1
902,233	5.000%, due 01/01/36	979,821	0.0
2,339,819	5.000%, due 03/01/36	2,540,955	0.1
2,943,197	5.000%, due 03/01/36	3,196,285	0.1
813,890	5.000%, due 04/01/36	881,892	0.0
24,975	5.000%, due 05/01/36	27,123	0.0
2,048,089	5.000%, due 05/01/36	2,219,210	0.1
381,319	5.000%, due 06/01/36	413,276	0.0
972,344	5.000%, due 12/01/36	1,056,017	0.0
307,842	5.000%, due 12/01/36	334,311	0.0
933,196	5.000%, due 07/01/37	1,013,500	0.0
1,187,780	5.000%, due 01/01/38	1,292,218	0.0
1,479,141	5.000%, due 02/01/38	1,606,424	0.1
3,118,912	5.000%, due 02/01/38	3,387,301	0.1
2,084,978	5.000%, due 08/01/38	2,264,278	0.1
1,137,921	5.000%, due 07/01/40	1,250,066	0.0
616,739	5.000%, due 07/01/40	680,532	0.0
11,310,000	5.375%, due 06/12/17	13,502,658	0.3
22,662	5.500%, due 11/01/13	24,278	0.0
695	5.500%, due 12/01/13	745	0.0
25,583	5.500%, due 04/01/14	25,955	0.0
38,893	5.500%, due 12/01/14	41,725	0.0
100,521	5.500%, due 04/01/15	107,850	0.0
57,732	5.500%, due 06/01/15	61,941	0.0
92,715	5.500%, due 04/01/16	99,327	0.0
191,737	5.500%, due 11/01/16	205,718	0.0
71,420	5.500%, due 01/01/17	76,564	0.0
28,937	5.500%, due 01/01/17	31,021	0.0
112,595	5.500%, due 02/01/17	120,805	0.0
1,854	5.500%, due 05/01/17	1,989	0.0
84,818	5.500%, due 10/01/17	91,191	0.0
47,772	5.500%, due 11/01/17	51,385	0.0
255,802	5.500%, due 11/01/17	275,997	0.0
13,016	5.500%, due 02/01/18	13,944	0.0
45,056	5.500%, due 09/01/18	49,343	0.0
169,333	5.500%, due 07/01/20	181,529	0.0
4,800	5.500%, due 04/01/21	5,257	0.0
16,462	5.500%, due 10/01/21	18,029	0.0
269,066	5.500%, due 11/01/21	294,667	0.0
1,129,768	5.500%, due 11/01/21	1,237,262	0.0
30,100	5.500%, due 11/01/21	32,964	0.0
490,414	5.500%, due 12/01/21	537,075	0.0
616,289	5.500%, due 12/01/21	674,926	0.0
591,883	5.500%, due 12/01/21	648,199	0.0
134,651	5.500%, due 01/01/22	147,463	0.0
23,665	5.500%, due 01/01/22	25,916	0.0
19,815	5.500%, due 01/01/22	21,701	0.0
147,417	5.500%, due 02/01/22	161,443	0.0
8,097	5.500%, due 04/01/22	8,867	0.0
108,417	5.500%, due 06/01/22	118,733	0.0
92,746	5.500%, due 06/01/22	101,571	0.0
14,312	5.500%, due 07/01/22	15,674	0.0
3,244	5.500%, due 07/01/22	3,470	0.0
143,842	5.500%, due 07/01/22	157,529	0.0
16,968	5.500%, due 08/01/22	18,582	0.0
62,430	5.500%, due 09/01/22	68,370	0.0
203,319	5.500%, due 09/01/22	222,664	0.0
387,445	5.500%, due 11/01/22	424,309	0.0
42,445	5.500%, due 01/01/23	46,484	0.0
33,474	5.500%, due 01/01/23	36,659	0.0
40,152	5.500%, due 02/01/23	43,972	0.0
28,431	5.500%, due 03/01/23	31,136	0.0
21,278	5.500%, due 04/01/23	23,303	0.0
41,884	5.500%, due 06/01/23	45,869	0.0
87,354	5.500%, due 08/01/23	95,665	0.0
15,714	5.500%, due 08/01/23	17,209	0.0
214,649	5.500%, due 08/01/23	235,072	0.0
31,835	5.500%, due 08/01/23	34,864	0.0
199,091	5.500%, due 09/01/23	218,034	0.0
163,123	5.500%, due 10/01/23	178,643	0.0
358,124	5.500%, due 11/01/23	392,198	0.0
19,517	5.500%, due 11/01/23	21,374	0.0
17,715	5.500%, due 11/01/23	19,358	0.0
320,077	5.500%, due 02/01/24	350,531	0.0
10,989	5.500%, due 03/01/24	11,904	0.0
309,471	5.500%, due 07/01/24	338,916	0.0
19,542	5.500%, due 07/01/24	20,937	0.0
660,128	5.500%, due 05/01/25	709,734	0.0
217,299	5.500%, due 08/01/25	232,813	0.0
16,679	5.500%, due 07/01/27	18,229	0.0
3,721	5.500%, due 08/01/27	4,067	0.0
508,588	5.500%, due 03/01/34	561,174	0.0
574,186	5.500%, due 04/01/34	633,554	0.0
235,726	5.500%, due 11/01/34	260,099	0.0
208,550	5.500%, due 12/01/34	229,657	0.0
3,012,397	5.500%, due 02/01/35	3,323,866	0.1
332,381	5.500%, due 05/01/35	364,671	0.0
528,773	5.500%, due 09/01/35	580,141	0.0
2,356,349	5.500%, due 09/01/35	2,585,258	0.1
803,633	5.500%, due 04/01/36	877,684	0.0
678,318	5.500%, due 04/01/36	744,213	0.0
150,017	5.500%, due 05/01/36	163,841	0.0
613,850	5.500%, due 06/01/36	670,414	0.0
1,422,940	5.500%, due 07/01/36	1,570,067	0.1
1,010,880	5.500%, due 11/01/36	1,104,029	0.0
1,562,211	5.500%, due 12/01/36	1,713,973	0.1
260,126	5.500%, due 12/01/36	285,397	0.0
3,708,558	5.500%, due 12/01/36	4,050,286	0.1
456,371	5.500%, due 01/01/37	500,706	0.0
2,427,916	5.500%, due 03/01/37	2,651,639	0.1
4,503,694	5.500%, due 03/01/37	4,913,061	0.1
444,500	5.500%, due 03/01/37	485,459	0.0
1,836,012	5.500%, due 08/01/37	2,014,373	0.1
27,715	5.500%, due 01/01/38	30,234	0.0
7,652	5.500%, due 01/01/38	8,348	0.0
11,097	5.500%, due 01/01/38	12,105	0.0
121,092	5.500%, due 03/01/38	132,099	0.0
228,540	5.500%, due 05/01/38	249,313	0.0
1,634,156	5.500%, due 06/01/38	1,784,737	0.1
337,960	5.500%, due 06/01/38	368,679	0.0
6,252,482	5.500%, due 09/01/38	6,820,807	0.2
1,857,675	5.500%, due 12/01/38	2,026,530	0.1
541,449	5.500%, due 06/01/39	590,665	0.0
86,314	5.500%, due 04/01/40	96,048	0.0
372,099	5.500%, due 05/01/40	406,386	0.0
1,171,528	5.500%, due 06/01/40	1,278,869	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
559,329	5.500%, due 06/01/40	$617,161	0.0
44,337	5.500%, due 07/01/40	48,367	0.0
23,859	5.700%, due 07/01/36	26,169	0.0
185,370	5.700%, due 07/01/36	203,320	0.0
46,971	5.700%, due 08/01/36	51,519	0.0
221,307	5.700%, due 08/01/36	242,737	0.0
202,185	6.000%, due 10/01/18	215,115	0.0
41,483	6.000%, due 01/01/34	46,692	0.0
16,233	6.000%, due 07/01/34	18,104	0.0
286,787	6.000%, due 12/01/34	322,803	0.0
262,086	6.000%, due 05/01/35	289,430	0.0
229,901	6.000%, due 01/01/36	257,479	0.0
564,250	6.000%, due 01/01/36	634,758	0.0
141,269	6.000%, due 02/01/36	155,126	0.0
76,808	6.000%, due 03/01/36	84,341	0.0
210,381	6.000%, due 03/01/36	231,016	0.0
189,463	6.000%, due 04/01/36	208,046	0.0
100,017	6.000%, due 04/01/36	109,827	0.0
915,000	6.000%, due 04/18/36	1,055,121	0.0
490,638	6.000%, due 05/01/36	538,761	0.0
2,629	6.000%, due 06/01/36	2,887	0.0
16,274	6.000%, due 08/01/36	17,870	0.0
61,681	6.000%, due 08/01/36	67,731	0.0
324,552	6.000%, due 09/01/36	356,385	0.0
196,068	6.000%, due 09/01/36	215,299	0.0
445,256	6.000%, due 09/01/36	488,928	0.0
452,650	6.000%, due 09/01/36	497,047	0.0
49,952	6.000%, due 10/01/36	54,883	0.0
124,448	6.000%, due 10/01/36	136,654	0.0
391,487	6.000%, due 12/01/36	432,332	0.0
1,958,965	6.000%, due 12/01/36	2,152,386	0.1
125,001	6.000%, due 01/01/37	137,105	0.0
37,087	6.000%, due 02/01/37	40,748	0.0
34,772	6.000%, due 04/01/37	38,212	0.0
679,035	6.000%, due 07/01/37	744,788	0.0
31,004	6.000%, due 08/01/37	34,006	0.0
168,731	6.000%, due 08/01/37	185,070	0.0
38,260	6.000%, due 08/01/37	41,965	0.0
177,831	6.000%, due 09/01/37	195,050	0.0
30,781	6.000%, due 09/01/37	33,761	0.0
6,890	6.000%, due 09/01/37	7,557	0.0
107,781	6.000%, due 09/01/37	118,218	0.0
105,996	6.000%, due 09/01/37	116,260	0.0
10,273	6.000%, due 09/01/37	11,268	0.0
390,401	6.000%, due 09/01/37	428,205	0.0
13,045	6.000%, due 10/01/37	14,308	0.0
32,972	6.000%, due 10/01/37	36,412	0.0
12,931	6.000%, due 10/01/37	14,183	0.0
3,956	6.000%, due 10/01/37	4,339	0.0
32,124	6.000%, due 11/01/37	35,235	0.0
244,247	6.000%, due 11/01/37	267,898	0.0
129,816	6.000%, due 11/01/37	142,387	0.0
21,271	6.000%, due 11/01/37	23,331	0.0
407,542	6.000%, due 11/01/37	447,005	0.0
178,977	6.000%, due 11/01/37	196,308	0.0
140,398	6.000%, due 11/01/37	153,993	0.0
679,237	6.000%, due 12/01/37	745,010	0.0
229,448	6.000%, due 12/01/37	251,666	0.0
65,188	6.000%, due 12/01/37	71,501	0.0
69,868	6.000%, due 12/01/37	76,633	0.0
96,036	6.000%, due 01/01/38	105,361	0.0
11,594	6.000%, due 01/01/38	12,710	0.0
250,756	6.000%, due 01/01/38	275,038	0.0
31,692	6.000%, due 02/01/38	34,761	0.0
301,719	6.000%, due 02/01/38	331,312	0.0
58,505	6.000%, due 03/01/38	64,171	0.0
326,139	6.000%, due 03/01/38	357,720	0.0
2,252,971	6.000%, due 04/01/38	2,471,134	0.1
169,603	6.000%, due 04/01/38	186,027	0.0
175,528	6.000%, due 05/01/38	192,525	0.0
274,908	6.000%, due 05/01/38	301,528	0.0
25,629	6.000%, due 06/01/38	28,110	0.0
124,917	6.000%, due 07/01/38	137,013	0.0
427,844	6.000%, due 07/01/38	469,273	0.0
4,185	6.000%, due 08/01/38	4,590	0.0
22,261	6.000%, due 08/01/38	24,633	0.0
229,982	6.000%, due 09/01/38	252,252	0.0
652,876	6.000%, due 09/01/38	716,096	0.0
69,718	6.000%, due 09/01/38	78,778	0.0
752,197	6.000%, due 10/01/38	825,034	0.0
28,999	6.000%, due 10/01/38	31,948	0.0
48,613	6.000%, due 10/01/38	53,321	0.0
451,877	6.000%, due 10/01/38	495,633	0.0
435,403	6.000%, due 10/01/38	477,002	0.0
74,581	6.000%, due 05/01/39	81,803	0.0
4,978,460	6.000%, due 10/01/39	5,466,764	0.1
191,623	6.000%, due 11/01/39	209,998	0.0
16	6.500%, due 02/01/18	16	0.0
37,165	6.500%, due 04/01/28	42,840	0.0
1,940	6.500%, due 04/01/30	2,204	0.0
2,230	6.500%, due 02/01/32	2,633	0.0
78,508	6.500%, due 08/01/32	92,669	0.0
127,311	6.500%, due 02/01/34	139,342	0.0
28,797	6.500%, due 11/01/34	34,055	0.0
88,534	6.500%, due 01/01/36	99,883	0.0
159,594	6.500%, due 03/01/36	177,741	0.0
526,528	6.500%, due 04/01/36	594,451	0.0
13,713	6.500%, due 05/01/36	15,495	0.0
32,482	6.500%, due 06/01/36	36,287	0.0
9,507	6.500%, due 07/01/36	10,733	0.0
156,563	6.500%, due 07/01/36	176,762	0.0
103,207	6.500%, due 07/01/36	122,242	0.0
16,268	6.500%, due 07/01/36	18,323	0.0
409,361	6.500%, due 07/01/36	455,972	0.0
834,767	6.500%, due 07/01/36	988,731	0.0
9,989	6.500%, due 08/01/36	11,831	0.0
9,781	6.500%, due 08/01/36	11,300	0.0
828,132	6.500%, due 09/01/36	929,483	0.0
24,308	6.500%, due 09/01/36	28,036	0.0
87,622	6.500%, due 09/01/36	103,783	0.0
7,557	6.500%, due 09/01/36	8,482	0.0
8,575	6.500%, due 11/01/36	10,156	0.0
27,575	6.500%, due 11/01/36	31,132	0.0
5,060	6.500%, due 11/01/36	5,994	0.0
10,004	6.500%, due 12/01/36	11,850	0.0
17,281	6.500%, due 12/01/36	19,427	0.0
15,554	6.500%, due 12/01/36	16,375	0.0
4,848	6.500%, due 01/01/37	5,414	0.0
144,176	6.500%, due 01/01/37	170,768	0.0
198,256	6.500%, due 01/01/37	220,923	0.0
197,909	6.500%, due 01/01/37	223,654	0.0
168,828	6.500%, due 02/01/37	200,127	0.0
457,683	6.500%, due 03/01/37	515,229	0.0
2,508	6.500%, due 03/01/37	2,973	0.0
84,523	6.500%, due 03/01/37	94,224	0.0
393,391	6.500%, due 03/01/37	453,183	0.0
60,218	6.500%, due 03/01/37	68,002	0.0
7,165	6.500%, due 04/01/37	8,493	0.0
23,020	6.500%, due 04/01/37	25,671	0.0
168,801	6.500%, due 04/01/37	184,076	0.0
7,122	6.500%, due 07/01/37	8,443	0.0
33,256	6.500%, due 08/01/37	39,421	0.0
19,280	6.500%, due 08/01/37	22,854	0.0
3,428	6.500%, due 08/01/37	3,669	0.0
32,454	6.500%, due 08/01/37	36,671	0.0
10,799	6.500%, due 09/01/37	12,040	0.0
14,582	6.500%, due 09/01/37	17,285	0.0
130,432	6.500%, due 09/01/37	146,521	0.0
17,444	6.500%, due 09/01/37	20,190	0.0
63,435	6.500%, due 09/01/37	70,743	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
1,303,437		6.500%, due 09/01/37	$1,464,066	0.1
2,271		6.500%, due 09/01/37	2,552	0.0
2,378		6.500%, due 09/01/37	2,819	0.0
263,201		6.500%, due 09/01/37	304,034	0.0
9,375		6.500%, due 10/01/37	10,450	0.0
316,811		6.500%, due 10/01/37	355,875	0.0
31,653		6.500%, due 10/01/37	37,521	0.0
117,752		6.500%, due 10/01/37	136,042	0.0
19,022		6.500%, due 10/01/37	21,477	0.0
538,116		6.500%, due 11/01/37	637,880	0.0
20,859		6.500%, due 12/01/37	23,439	0.0
3,799		6.500%, due 12/01/37	4,503	0.0
2,803		6.500%, due 12/01/37	3,323	0.0
3,126		6.500%, due 12/01/37	3,409	0.0
100,507		6.500%, due 12/01/37	112,875	0.0
3,270		6.500%, due 12/01/37	3,876	0.0
788,436		6.500%, due 12/01/37	934,608	0.0
152,084		6.500%, due 12/01/37	169,606	0.0
92,529		6.500%, due 01/01/38	100,977	0.0
3,146		6.500%, due 01/01/38	3,732	0.0
6,604		6.500%, due 01/01/38	7,363	0.0
120,341		6.500%, due 01/01/38	135,282	0.0
1,013,813		6.500%, due 02/01/38	1,202,593	0.0
414,676		6.500%, due 03/01/38	468,840	0.0
413,049		6.500%, due 04/01/38	466,882	0.0
24,624		6.500%, due 05/01/38	27,454	0.0
1,763		6.500%, due 06/01/38	1,825	0.0
916,355		6.500%, due 08/01/38	1,029,801	0.0
731,020		6.500%, due 08/01/38	846,717	0.0
423,657		6.500%, due 08/01/38	502,546	0.0
65,048		6.500%, due 09/01/38	75,825	0.0
242,945		6.500%, due 09/01/38	273,017	0.0
82,065		6.500%, due 09/01/38	95,560	0.0
344,950		6.500%, due 10/01/38	409,182	0.0
166,061		6.500%, due 10/01/38	186,569	0.0
343,183		6.500%, due 10/01/38	385,516	0.0
31,326		6.500%, due 10/01/38	35,033	0.0
349,381		6.500%, due 11/01/38	404,773	0.0
10,199		6.500%, due 01/01/39	11,481	0.0
227,320		6.500%, due 01/01/39	254,376	0.0
175,786		6.500%, due 03/01/39	208,518	0.0
30,035		6.500%, due 08/01/39	34,194	0.0
6,052		6.500%, due 09/01/39	6,890	0.0
805,000		6.625%, due 11/15/30	1,203,675	0.0
3,430,000		7.125%, due 01/15/30	5,274,603	0.1
1,560,000		7.250%, due 05/15/30	2,448,479	0.1
			747,502,231	18.2
		Government National Mortgage Association: 7.0%
24,959,267		2.500%, due 02/20/41	26,260,505	0.6
17,000,000	W	3.000%, due 05/01/43	17,727,813	0.4
7,000,000		3.500%, due 01/20/43	7,495,907	0.2
53,000,000	W	3.500%, due 05/15/43	56,850,781	1.4
2,694,018		4.000%, due 12/20/40	2,936,837	0.1
13,635,140		4.000%, due 12/20/41	14,761,849	0.4
9,750,128		4.000%, due 01/20/42	10,555,809	0.3
6,353,082		4.000%, due 08/20/42	6,881,993	0.2
9,545,907		4.000%, due 10/20/42	10,334,712	0.3
4,917,987		4.500%, due 07/20/40	5,441,647	0.1
4,948,172		4.500%, due 02/20/41	5,474,997	0.1
5,947,302		4.500%, due 05/20/41	6,580,504	0.2
6,648,620		4.500%, due 06/20/41	7,327,435	0.2
12,067,123		4.500%, due 07/20/41	13,299,160	0.3
4,800,648		4.500%, due 09/20/41	5,311,815	0.1
11,706,556		4.500%, due 10/20/41	12,952,937	0.3
10,979,442		4.500%, due 12/20/41	12,100,429	0.3
2,051,880		4.500%, due 01/20/43	2,270,341	0.1
66,948		5.000%, due 10/15/37	72,983	0.0
6,419		5.000%, due 04/15/38	6,983	0.0
438,641		5.000%, due 03/15/39	478,817	0.0
421,510		5.000%, due 08/15/39	460,118	0.0
5,376,231		5.000%, due 09/15/39	5,868,660	0.1
4,504,062		5.000%, due 09/15/39	4,916,606	0.1
4,085,120		5.000%, due 02/15/40	4,480,993	0.1
3,764,642		5.000%, due 04/15/40	4,116,518	0.1
6,299,063		5.000%, due 06/15/40	6,909,482	0.2
432,631		5.000%, due 07/15/40	474,556	0.0
4,227,553		5.000%, due 04/15/42	4,608,165	0.1
4,625,877		5.000%, due 04/20/42	5,046,688	0.1
216,635		5.500%, due 07/20/38	237,222	0.0
2,423,842		5.500%, due 09/20/39	2,643,032	0.1
145,521		5.500%, due 10/20/39	159,714	0.0
4,073,785		5.500%, due 11/20/39	4,442,182	0.1
79,351		5.500%, due 11/20/39	87,090	0.0
52,580		5.500%, due 12/20/40	57,577	0.0
148,677		5.500%, due 01/20/41	163,178	0.0
537,606		5.500%, due 03/20/41	588,695	0.0
1,645,904		5.500%, due 04/20/41	1,802,317	0.0
2,932,594		5.500%, due 05/20/41	3,211,282	0.1
2,729,616		5.500%, due 06/20/41	2,989,015	0.1
98,335		6.000%, due 10/15/36	110,731	0.0
279,292		6.000%, due 08/15/37	314,500	0.0
332,115		6.000%, due 11/15/37	373,982	0.0
49,943		6.000%, due 12/15/37	56,239	0.0
234,671		6.000%, due 01/15/38	264,255	0.0
265,544		6.000%, due 01/15/38	299,020	0.0
690,923		6.000%, due 02/15/38	778,023	0.0
148,804		6.000%, due 02/15/38	167,892	0.0
6,170		6.000%, due 02/15/38	6,948	0.0
10,072		6.000%, due 04/15/38	11,342	0.0
1,623,262		6.000%, due 05/15/38	1,827,895	0.1
911,644		6.000%, due 05/15/38	1,026,568	0.0
250,569		6.000%, due 07/15/38	282,157	0.0
309,836		6.000%, due 09/15/38	348,894	0.0
395,145		6.000%, due 11/15/38	444,958	0.0
4,057,901		6.000%, due 08/20/40	4,580,228	0.1
38,522		7.000%, due 12/15/37	44,442	0.0
			289,325,418	7.0
		Other U.S. Agency Obligations: 0.2%
1,500,000		1.875%, due 08/15/22	1,485,946	0.0
75,000		5.125%, due 08/25/16	86,743	0.0
10,000		6.150%, due 01/15/38	14,149	0.0
5,000,000		7.125%, due 05/01/30	7,587,920	0.2
			9,174,758	0.2
		Total U.S. Government Agency Obligations (Cost $1,346,691,281)	1,370,511,640	33.3
FOREIGN GOVERNMENT BONDS: 2.0%
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,803,125	0.1
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,676,665	0.3
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,913,050	0.1
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	12,563,200	0.3
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,264,460	0.1
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,400,000	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	$5,440,000	0.1
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	199,717	0.0
1,405,000		Poland Government International Bond, 5.125%, 04/21/21	1,626,288	0.0
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,745,449	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	15,575,670	0.4
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,683,878	0.2
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,603,150	0.1
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,158,660	0.0
		Total Foreign Government Bonds (Cost $76,830,549)	79,653,312	2.0
		Total Long-Term Investments (Cost $3,946,231,474)	4,080,044,322	99.1
SHORT-TERM INVESTMENTS: 10.4%
		Commercial Paper: 8.9%
25,000,000	#	Concord Minutemen Capital Company, LLC, 0.370%, 05/20/13	24,987,091	0.6
1,000,000	Z	Concord Minutemen Capital Company, LLC, 0.210%, 05/07/13	999,784	0.0
25,500,000		Crown Point Capital LLC, 0.210%, 04/08/13	25,498,795	0.6
14,500,000		Crown Point Capital LLC, 0.220%, 05/24/13	14,495,251	0.4
12,737,000		CVS Caremark Corp., 0.230%, 04/01/13	12,736,919	0.3
25,000,000		Daimler AG, 0.190%, 04/23/13	24,996,892	0.6
25,000,000		Deutsche Bank AG, 0.180%, 04/18/13	24,997,750	0.6
3,700,000		Devon Energy Corp., 0.370%, 05/24/13	3,697,937	0.1
16,324,000		Devon Energy Corp., 0.370%, 05/03/13	16,318,498	0.4
5,000,000		Devon Energy Corp., 0.400%, 09/13/13	4,990,850	0.1
5,000,000		Dominion Resources, Inc., 0.310%, 05/10/13	4,998,278	0.1
8,300,000		Dominion Resources, Inc., 0.320%, 04/09/13	8,300,000	0.2
7,750,000		Kellogg Co, 0.180%, 04/05/13	7,749,806	0.2
17,750,000		Kellogg Co, 0.210%, 04/01/13	17,749,897	0.4
18,500,000		Kinder Morgan Energy Partners, L.P., 0.300%, 04/04/13	18,499,383	0.5
25,000,000		Kroger Co., 0.360%, 04/09/13	24,997,751	0.6
25,000,000	Z	Pacific Gas, 0.240%, 04/04/13	24,999,333	0.6
25,000,000	#	PepsiCo, Inc., 0.120%, 04/08/13	24,999,333	0.6
1,750,000		Potash Corp, 0.280%, 05/01/13	1,749,578	0.0
24,000,000	Z	Potash Corp, 0.290%, 04/05/13	23,999,034	0.6
25,000,000		United Health, 0.240%, 04/01/13	24,999,833	0.6
10,000,000		Virginia Electric and Power Co., 0.420%, 04/09/13	10,000,000	0.3
500,000	#	Vodafone Group PLC, 0.340%, 05/02/13	499,850	0.0
2,000,000	#	Vodafone Group PLC, 0.420%, 07/24/13	1,997,340	0.1
10,000,000		Vodafone Group PLC, 0.640%, 01/02/14	9,951,200	0.2
7,500,000		Vodafone Group PLC, 0.640%, 12/30/13	7,463,850	0.2
500,000		Vodafone Group PLC, 0.660%, 01/28/14	497,240	0.0
			367,171,473	8.9
		U.S. Treasury Bills: 0.0%
1,351,000	Z	United States Treasury Bill, 0.110%, 12/12/13 (Cost $1,349,612)	1,349,972	0.0
		Securities Lending Collateral(cc)(1): 0.0%
3,952		Citigroup, Inc. (Cost $3,952)	3,952	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
59,839,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $59,839,000)	$59,839,000	1.5
		Total Short-Term Investments (Cost $428,349,076)	428,364,397	10.4
		Total Investments in Securities (Cost $4,374,580,550)	$4,508,408,719	109.5
		Liabilities in Excess of Other Assets	(389,951,427)	(9.5)
		Net Assets	$4,118,457,292	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $4,375,336,582.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$138,915,847
Gross Unrealized Depreciation	(5,843,710)
Net Unrealized Appreciation	$133,072,137

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$1,030,974,681	$—	$1,030,974,681
Collateralized Mortgage Obligations	—	74,517,695	—	74,517,695
Municipal Bonds	—	37,070,831	—	37,070,831
Short-Term Investments	59,839,000	368,525,397	—	428,364,397
Foreign Government Bonds	—	79,653,312	—	79,653,312
U.S. Treasury Obligations	—	1,473,621,581	—	1,473,621,581
Asset-Backed Securities	—	13,694,582	—	13,694,582
U.S. Government Agency Obligations	—	1,370,511,640	—	1,370,511,640
Total Investments, at fair value	$59,839,000	$4,448,569,719	$—	$4,508,408,719
Other Financial Instruments+
Swaps	—	41,882	—	41,882
Total Assets	$59,839,000	$4,448,611,601	$—	$4,508,450,601

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING U.S. Bond Index Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.19 Index	Sell	1.000	12/20/17	USD	5,000,000	$41,882	$25,528	$16,354
							$41,882	$25,528	$16,354

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%

		Consumer Discretionary: 3.5%
22,178		Arcelik A/S	$156,968	0.1
1,793		Axel Springer AG	77,898	0.0
7,186		Bayerische Motoren Werke AG	621,865	0.3
16,006		British Sky Broadcasting PLC	215,136	0.1
4,000		Cablevision Systems Corp.	59,840	0.0
2,547		Cie Generale des Etablissements Michelin	213,390	0.1
14,947		Crown Ltd.	192,182	0.1
19,796		DaimlerChrysler AG	1,079,624	0.6
5,098		Electrolux AB	129,951	0.1
1,253		Eutelsat Communications	44,203	0.0
15,917		Ford Otomotiv Sanayi A/S	228,857	0.1
4,600		H&R Block, Inc.	135,332	0.1
23,096		Harvey Norman Holdings Ltd.	65,916	0.0
21,470		Hennes & Mauritz AB	768,929	0.4
3,000		Jardine Cycle & Carriage Ltd.	124,056	0.1
3,759		Lagardere SCA	138,548	0.1
4,224		Leggett & Platt, Inc.	142,687	0.1
25,288		Marks & Spencer Group PLC	149,962	0.1
2,483		Nokian Renkaat OYJ	110,776	0.1
12,347		Pearson PLC	222,163	0.1
12,614		Reed Elsevier NV	216,251	0.1
19,296		Reed Elsevier PLC	229,577	0.1
1,700		Sankyo Co., Ltd.	79,596	0.1
3,800		Shaw Communications, Inc. - Class B	94,116	0.0
44,000		Singapore Press Holdings Ltd.	159,168	0.1
51,459		Tattersall’s Ltd.	170,176	0.1
10,085		Thomson Reuters Corp.	327,215	0.2
21,384		TUI Travel PLC	106,086	0.1
6,269		Wolters Kluwer NV	136,990	0.1
			6,397,458	3.5
		Consumer Staples: 6.0%
30,361		Altria Group, Inc.	1,044,115	0.6
24,500		Astra Agro Lestari Tbk PT	46,813	0.0
7,269		Avon Products, Inc.	150,686	0.1
7,200		British American Tobacco Malaysia Bhd	145,323	0.1
25,834		British American Tobacco PLC	1,385,291	0.8
14,905		Carrefour S.A.	408,298	0.2
2,127		Casino Guichard Perrachon S.A.	223,653	0.1
13,171		Coca-Cola Amatil Ltd.	200,274	0.1
3,733		ConAgra Foods, Inc.	133,679	0.1
1,516		Delhaize Group	82,758	0.0
37,100		Grupo Modelo S.A.	336,264	0.2
13,924		Imperial Tobacco Group PLC	486,998	0.3
29,423		J Sainsbury PLC	169,476	0.1
11,160		Koninklijke Ahold NV	171,086	0.1
2,393		KT&G Corp.	162,387	0.1
10,100		Kuala Lumpur Kepong BHD	67,648	0.0
6,984		Lorillard, Inc.	281,804	0.1
19,643		Metcash Ltd.	84,889	0.1
5,362		Metro AG	152,628	0.1
7,300		Natura Cosmeticos S.A.	175,677	0.1
20,825		Parmalat S.p.A.	53,272	0.0
8,726		Reckitt Benckiser PLC	626,508	0.3
10,182		Reynolds American, Inc.	452,997	0.2
900		Safeway, Inc.	23,715	0.0
2,400		Shiseido Co., Ltd.	33,647	0.0
6,936	@	Svenska Cellulosa AB - B Shares	179,073	0.1
4,752		Sysco Corp.	167,128	0.1
10,702		Tate & Lyle PLC	138,283	0.1
115,166		Tesco PLC	669,478	0.4
16,772		Unilever PLC	709,411	0.4
23,257		Wesfarmers Ltd.	976,573	0.5
34,313		WM Morrison Supermarkets PLC	144,229	0.1
24,595		Woolworths Ltd.	868,291	0.5
			10,952,352	6.0
		Energy: 11.9%
5,927		Aker Solutions ASA	111,252	0.1
6,594		ARC Resources Ltd.	174,222	0.1
2,161		Baytex Energy Corp.	90,558	0.0
6,247		Bonavista Energy Corp.	91,874	0.1
276,369		BP PLC	1,943,437	1.1
6,782		Caltex Australia Ltd.	151,443	0.1
10,957		Canadian Oil Sands Ltd.	225,860	0.1
244,000		China Petroleum & Chemical Corp.	286,140	0.2
48,500		China Shenhua Energy Co., Ltd.	176,959	0.1
475,000		CNOOC Ltd.	913,380	0.5
18,246		ConocoPhillips	1,096,585	0.6
5,527		Cresent Point Energy Corp.	208,653	0.1
2,425		Diamond Offshore Drilling	168,683	0.1
8,727		EnCana Corp.	169,755	0.1
9,331		Enerplus Corp.	136,312	0.1
76,565		ENI S.p.A.	1,714,173	0.9
3,755		Exxaro Resources Ltd.	66,761	0.0
135,000		Formosa Petrochemical Corp.	355,549	0.2
198,091	@	Gazprom OAO ADR	1,693,678	0.9
14,254		Husky Energy, Inc.	409,161	0.2
39,500		Indo Tambangraya Megah PT	144,767	0.1
32,800		JX Holdings, Inc.	184,942	0.1
10,505		Lukoil OAO ADR	676,522	0.4
16,484		Gazprom Neft JSC ADR	347,812	0.2
5,461		OMV AG	232,851	0.1
14,383		Origin Energy Ltd.	200,175	0.1
3,370		Pembina Pipeline Corp.	106,489	0.1
15,501		Pengrowth Energy Corp.	79,042	0.0
12,424		Penn West Petroleum Ltd.	133,553	0.1
5,000		PetroBakken Energy Ltd.	43,461	0.0
244,000		PetroChina Co., Ltd.	321,316	0.2
88,400		Petroleo Brasileiro SA	734,060	0.4

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Energy (continued)
6,200		Petronas Dagangan BHD	$46,933	0.0
34,100		PTT PCL	378,269	0.2
32,050		Repsol YPF S.A.	651,130	0.4
44,330		Royal Dutch Shell PLC - Class B	1,474,204	0.8
7,804		Sasol Ltd.	345,587	0.2
1,848		S-Oil Corp.	156,170	0.1
8,436		Spectra Energy Corp.	259,407	0.1
45,121		Statoil ASA	1,101,536	0.6
4,301		Tatneft ADR	170,378	0.1
34,400		Thai Oil PCL	75,494	0.0
10,000		TonenGeneral Sekiyu KK	99,161	0.0
44,735		Total S.A.	2,142,540	1.2
9,720		TransCanada Corp.	464,065	0.3
8,505		Tupras Turkiye Petrol Rafine	255,809	0.1
2,800		Veresen, Inc.	35,722	0.0
2,063		Vermilion Energy, Inc.	106,821	0.1
10,053		Woodside Petroleum Ltd.	376,796	0.2
4,763		WorleyParsons Ltd.	123,170	0.1
52,000		Yanzhou Coal Mining Co., Ltd.	70,564	0.0
			21,723,181	11.9
		Financials: 27.8%
26,757		Aberdeen Asset Management PLC	174,858	0.1
10,990		ABSA Group Ltd.	185,329	0.1
6,167		Admiral Group PLC	125,130	0.1
24,028		African Bank Investments Ltd.	79,183	0.0
5,588		Ageas	189,664	0.1
7,713		Allianz AG	1,051,457	0.6
18,627		Amlin PLC	119,982	0.1
67,082		AMP Ltd.	365,469	0.2
20,000		Aozora Bank Ltd.	56,564	0.0
3,300		Ares Capital Corp.	59,730	0.0
16,987		Ashmore Group PLC	90,562	0.1
5,555		ASX Ltd.	209,882	0.1
71,968		Australia & New Zealand Banking Group Ltd.	2,146,390	1.2
89,122		Aviva PLC	403,987	0.2
47,558		AXA S.A.	821,868	0.4
1,076		Baloise Holding AG	101,091	0.1
1,464,858		Banco de Chile	230,898	0.1
67,900		Banco do Brasil S.A.	920,006	0.5
58,100		Banco Santander Brasil S.A.	422,075	0.2
1,655		Bank Handlowy w Warszawie	46,288	0.0
1,497,800		Bank of China Ltd.	696,869	0.4
8,613	@	Bank of Montreal	542,123	0.3
12,625		Bank of Nova Scotia	734,620	0.4
3,593		Bank Pekao S.A.	173,542	0.1
126,922		Barclays PLC	564,712	0.3
61,475		Banco Bilbao Vizcaya Argentaria S.A.	536,791	0.3
7,375		Bendigo Bank Ltd.	79,149	0.0
35,300		BM&F Bovespa S.A.	237,400	0.1
15,113		BNP Paribas	777,076	0.4
166,000		BOC Hong Kong Holdings Ltd.	555,208	0.3
14,780		British Land Co. PLC	122,354	0.1
1,541	@	CaixaBank	5,215	0.0
77,081		CaixaBank	261,510	0.1
6,479		Canadian Imperial Bank of Commerce	508,192	0.3
278,000		China Citic Bank	167,617	0.1
3,293,000		China Construction Bank	2,699,335	1.5
82,688		Chinatrust Financial Holding Co., Ltd.	49,448	0.0
146,000		Chongqing Rural Commercial Bank	78,376	0.0
34,000		Sumitomo Mitsui Trust Holdings, Inc.	161,902	0.1
6,012		CI Financial Corp.	166,301	0.1
3,491		Cincinnati Financial Corp.	164,740	0.1
14,634		CNP Assurances	201,111	0.1
41,167		Commonwealth Bank of Australia	2,924,070	1.6
7,766,547		Corpbanca	106,689	0.1
1,600		Daito Trust Construction Co., Ltd.	137,304	0.1
26,000		DBS Group Holdings Ltd.	336,513	0.2
3,286		Delta Lloyd NV	56,597	0.0
4,053		Deutsche Boerse AG	245,868	0.1
7,367		Duke Realty Corp.	125,092	0.1
977	@	Euler Hermes SA	90,080	0.0
14,367		Gjensidige Forsikring ASA	237,739	0.1
17,889		Great-West Lifeco, Inc.	479,517	0.3
83,200		Guangzhou R&F Properties Co., Ltd.	140,023	0.1
8,853		Hammerson PLC	66,360	0.0
30,300		Hang Seng Bank Ltd.	486,842	0.3
2,633		Hannover Rueckversicheru - Reg	207,298	0.1
3,511		Hargreaves Lansdown PLC	46,423	0.0
7,079		HCP, Inc.	352,959	0.2
3,007		Health Care Real Estate Investment Trust, Inc.	204,205	0.1
11,300		Hong Kong Exchanges and Clearing Ltd.	193,092	0.1
3,800		Hospitality Properties Trust	104,272	0.0
271,296		HSBC Holdings PLC	2,894,627	1.6
13,064		Hudson City Bancorp., Inc.	112,873	0.1
14,717		ICAP PLC	65,127	0.0
4,800		IGM Financial, Inc.	216,268	0.1
1,299,000		Industrial and Commercial Bank of China Ltd.	913,583	0.5
6,930		Industrial Bank Of Korea	79,838	0.0
46,271		Insurance Australia Group	276,036	0.2
227,366		Intesa Sanpaolo S.p.A.	335,003	0.2
1,362		Investor AB	38,632	0.0
34,000		Keppel Land Ltd.	108,442	0.1
4,900		Kimco Realty Corp.	109,760	0.1
901		Kinnevik Investment AB	21,872	0.0
4,360		Klepierre	171,453	0.1
818		Komercni Banka AS	156,062	0.1
147,800		Krung Thai Bank PCL	125,610	0.1
122,532		Legal & General Group PLC	322,449	0.2
14,279		Lend Lease Corp., Ltd.	152,324	0.1

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Financials (continued)
3,438		Liberty Property Trust	$136,660	0.1
2,161		Macerich Co.	139,125	0.1
7,409		Macquarie Group Ltd.	288,222	0.2
187,000	@	Malayan Banking BHD	567,673	0.3
81,999		Man Group PLC	111,506	0.1
24,531		Manulife Financial Corp.	361,258	0.2
72,194	@	Corp. Mapfre S.A.	224,352	0.1
9,335		Mediobanca S.p.A.	47,718	0.0
208,849		Mega Financial Holdings Co., Ltd.	169,574	0.1
6,400		Mitsui Sumitomo Insurance Group Holdings, Inc.	142,550	0.1
361,400		Mizuho Financial Group, Inc.	775,494	0.4
46,490		MMI Holdings Ltd.	117,359	0.1
3,494		Muenchener Rueckversicherungs AG	654,873	0.4
69,392		National Australia Bank Ltd.	2,239,004	1.2
1,376		National Bank Of Canada	101,062	0.0
53,439	@	Natixis	203,302	0.1
77,785		New World Development Ltd.	132,199	0.1
12,557		New York Community Bancorp., Inc.	180,193	0.1
7,850		NKSJ Holdings, Inc.	165,361	0.1
50,243		Nordea Bank AB	569,992	0.3
3,045		NYSE Euronext	117,659	0.1
44,773		Old Mutual PLC	138,339	0.1
9,626		Old Republic International Corp.	122,346	0.1
3,100		Omega Healthcare Investors, Inc.	94,116	0.0
7,500		People’s United Financial, Inc.	100,800	0.0
2,600		Piedmont Office Realty Trust, Inc.	50,934	0.0
26,405		Platinum Asset Management Ltd.	143,091	0.1
3,491		Plum Creek Timber Co., Inc.	182,230	0.1
3,125		Pohjola Bank PLC	45,704	0.0
8,436		Power Corp. of Canada	226,709	0.1
13,187		Power Financial Corp.	388,659	0.2
20,869		Powszechna Kasa Oszczednosci Bank Polski S.A.	221,736	0.1
3,340		Principal Financial Group, Inc.	113,660	0.1
34,177		Prudential PLC	555,089	0.3
1,552		Powszechny Zaklad Ubezpieczen SA	192,605	0.1
28,005		QBE Insurance Group Ltd.	395,919	0.2
2,427		Raiffeisen International Bank Holding AG	82,756	0.0
7,995		Ratos AB	84,607	0.0
2,849		Realty Income Corp.	129,202	0.1
2,161		Regency Centers Corp.	114,339	0.1
36,500		Resona Holdings, Inc.	192,724	0.1
6,156		RioCan Real Estate Investment Trust	168,467	0.1
17,652	@	Royal Bank of Canada	1,063,447	0.6
101,946		Royal & Sun Alliance Insurance Group	180,766	0.1
11,520		Sampo OYJ	444,317	0.2
35,104		Sanlam Ltd.	180,184	0.1
5,879		Scor S.A.	169,120	0.1
23,291		Segro PLC	90,218	0.1
4,000		Senior Housing Properties Trust	107,320	0.1
23,000		Singapore Exchange Ltd.	143,282	0.1
62,000		Sino Land Co.	105,522	0.1
27,755		Skandinaviska Enskilda Banken AB	279,126	0.2
20,745		Standard Bank Group Ltd.	267,131	0.1
26,457		Standard Chartered PLC	686,989	0.4
53,831		Standard Life PLC	300,131	0.2
19,000		Sumitomo Mitsui Financial Group, Inc.	779,473	0.4
28,000		Sun Hung Kai Properties Ltd.	377,846	0.2
10,569		Sun Life Financial, Inc.	288,402	0.1
32,363		Suncorp-Metway Ltd.	399,410	0.2
9,940		Svenska Handelsbanken AB	425,145	0.2
15,028		Swedbank AB	342,404	0.2
813		Vienna Insurance Group	39,460	0.0
93,905		Westpac Banking Corp.	3,022,005	1.7
			50,805,772	27.8
		Health Care: 9.4%
5,900		Astellas Pharma, Inc.	318,405	0.2
26,620		AstraZeneca PLC	1,335,285	0.7
19,718		Bristol-Myers Squibb Co.	812,184	0.4
703		Cochlear Ltd.	49,941	0.0
12,000		Daiichi Sankyo Co., Ltd.	231,633	0.1
4,300		Eisai Co., Ltd.	192,653	0.1
16,908		Eli Lilly & Co.	960,205	0.5
80,608		GlaxoSmithKline PLC	1,887,609	1.0
38,238		Merck & Co., Inc.	1,691,267	0.9
35,009		Novartis AG	2,495,160	1.4
86,516		Pfizer, Inc.	2,496,852	1.4
8,735		Roche Holding AG - Genusschein	2,036,331	1.1
18,898		Sanofi	1,927,325	1.1
1,300		Shionogi & Co., Ltd.	26,346	0.0
5,727		Sonic Healthcare Ltd.	83,332	0.1
12,500		Takeda Pharmaceutical Co., Ltd.	684,784	0.4
			17,229,312	9.4
		Industrials: 6.7%
12,086		Abertis Infraestructuras S.A.	203,635	0.1
14,822		ACS Actividades de Construccion y Servicios S.A.	347,281	0.2
21,000		Asahi Glass Co., Ltd.	146,273	0.1
15,929		Altantia S.p.A.	252,289	0.1
77,237		BAE Systems PLC	463,745	0.3
8,490		Balfour Beatty PLC	30,372	0.0
7,995		Bouygues S.A.	217,136	0.1
27,313		Brambles Ltd.	242,169	0.1
46,000		China Merchants Holdings International Co., Ltd.	151,506	0.1
7,976		Cie de Saint-Gobain	296,178	0.2
67,000		Citic Pacific Ltd.	87,312	0.0

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Industrials (continued)
12,000		Dai Nippon Printing Co., Ltd.	$114,654	0.1
22,121		Deutsche Post AG	510,505	0.3
87,610		Far Eastern New Century Corp.	90,246	0.0
12,770		Ferrovial SA	203,250	0.1
25,000		Hopewell Holdings	101,486	0.1
163,043		Hutchison Port Holdings Trust	138,586	0.1
3,280		IMI PLC	64,750	0.0
1,197		Iron Mountain, Inc.	43,463	0.0
24,900		Itochu Corp.	305,955	0.2
27,900		Keppel Corp., Ltd.	252,735	0.1
2,542		Koninklijke Boskalis Westminster NV	101,130	0.1
1,036		Kuehne & Nagel International AG	113,108	0.1
2,768		Legrand S.A.	120,762	0.1
4,267		Lockheed Martin Corp.	411,851	0.2
3,527	@	Metso OYJ	150,702	0.1
23,300		Mitsubishi Corp.	438,829	0.2
28,400		Mitsui & Co., Ltd.	400,385	0.2
23,437		Orkla ASA	188,397	0.1
5,200		Pitney Bowes, Inc.	77,272	0.1
2,811		Randstad Holdings NV	115,385	0.1
4,745		Rexel SA	103,608	0.1
15,534		Koninklijke Philips Electronics NV	459,606	0.3
5,990		Scania AB - B Shares	125,670	0.1
6,732		Schneider Electric S.A.	492,299	0.3
48,000		SembCorp Marine Ltd.	172,211	0.1
96		SGS S.A.	235,621	0.1
21,000		SIA Engineering Co., Ltd.	80,368	0.0
11,973		Siemens AG	1,290,677	0.7
40,000		Singapore Airlines Ltd.	351,368	0.2
10,561		Skanska AB	191,253	0.1
5,831		SKF AB - B Shares	142,481	0.1
4,787		Smiths Group PLC	91,682	0.1
78,796		Snam Rete Gas S.p.A.	359,958	0.2
71,000		Singapore Technologies Engineering Ltd.	247,351	0.1
17,200		Sumitomo Corp.	217,548	0.1
23,800		Sydney Airport	81,342	0.0
17,228		Toll Holdings Ltd.	106,756	0.1
5,000		Toppan Printing Co., Ltd.	36,097	0.0
2,250		Vallourec	108,238	0.1
9,666		Vinci S.A.	436,303	0.2
6,303		Waste Management, Inc.	247,141	0.1
82,000	@	Yangzijiang Shipbuilding Holdings Ltd.	64,451	0.0
6,515		Zardoya Otis SA	87,335	0.0
110,000		Zhejiang Expressway Co., Ltd.	87,025	0.0
			12,197,736	6.7
		Information Technology: 1.7%
14,398		Asustek Computer, Inc.	172,041	0.1
14,600		Canon, Inc.	536,550	0.3
117,720		Compal Electronics, Inc.	83,344	0.0
2,411		Computershare Ltd.	25,711	0.0
35,000		Delta Electronics, Inc.	146,802	0.1
34,064		Telefonaktiebolaget LM Ericsson	426,743	0.2
26,000		HTC Corp.	212,860	0.1
33,390		Lite-On Technology Corp.	54,314	0.0
28,000		MediaTek, Inc.	320,004	0.2
4,027		Microchip Technology, Inc.	148,033	0.1
4,606		Paychex, Inc.	161,532	0.1
71,220		Quanta Computer, Inc.	157,728	0.1
11,000		Ricoh Co., Ltd.	120,092	0.1
6,314		Sage Group PLC	32,926	0.0
100,560		Siliconware Precision Industries Co.	116,451	0.1
21,840		STMicroelectronics NV	168,726	0.1
306,000		United Microelectronics Corp.	114,069	0.1
60,267		Wistron Corp.	66,140	0.0
			3,064,066	1.7
		Materials: 6.7%
2,541		Akzo Nobel NV	161,446	0.1
23,508		Amcor Ltd.	227,758	0.1
91,387		Asia Cement Corp.	110,864	0.1
11,810		BASF AG	1,036,951	0.6
42,874		BHP Billiton Ltd.	1,465,648	0.8
27,412		BHP Billiton PLC	798,288	0.4
249,810		China Steel Corp.	217,203	0.1
34,000		Cia Siderurgica Nacional S.A.	153,616	0.1
9,406		CRH PLC	207,700	0.1
80,259	@	Eregli Demir ve Celik Fabrikalari TAS	104,314	0.1
20,947		Evraz PLC	70,962	0.0
16,433		Fletcher Building Ltd.	118,130	0.1
169,000		Formosa Chemicals & Fibre Co.	379,482	0.2
163,000		Formosa Plastics Corp.	386,029	0.2
11,922		Fresnillo PLC	246,588	0.1
118,500		Grupo Mexico SA de CV Series B	478,645	0.3
9,078		Iluka Resources Ltd.	89,224	0.0
6,785		Impala Platinum Holdings Ltd.	100,154	0.0
32,893		Incitec Pivot Ltd.	106,315	0.1
336,500		Vale Indonesia Tbk PT	82,635	0.0
30,056		Israel Chemicals Ltd.	389,470	0.2
3,127		K+S AG	145,781	0.1
9,703		Kazakhmys PLC	58,061	0.0
6,784		KGHM Polska Miedz SA	328,784	0.2
1,952		Koninklijke DSM NV	113,749	0.1
8,027		Kumba Iron Ore Ltd.	430,050	0.2
23,368		MMC Norilsk Nickel ADR	395,395	0.2
199,000		Nan Ya Plastics Corp.	351,738	0.2
8,339		Novolipetsk Steel GDR	131,863	0.1
3,200		Nucor Corp.	147,680	0.1
5,885		Orica Ltd.	150,434	0.1
12,214		OZ Minerals Ltd.	68,182	0.0
98,300		Petronas Chemicals Group Bhd	204,897	0.1
6,800		Phosagro OAO GDR	95,880	0.0
57,300		PTT Global Chemical PCL	136,486	0.1
10,574		Rexam PLC	84,909	0.0
15,123		Rio Tinto PLC	712,304	0.4
16,749		Southern Copper Corp.	629,260	0.3
16,514		Stora Enso OYJ (Euro Denominated Security)	106,911	0.1
84,000		Taiwan Cement Corp.	103,669	0.1

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Materials (continued)
13,720		UPM-Kymmene OYJ	$153,455	0.1
44,900		Vale SA	775,904	0.4
3,399		Voestalpine AG	104,601	0.1
			12,361,415	6.7
		Telecommunication Services: 15.3%
51,600		Advanced Info Service PCL	416,875	0.2
86,469		AT&T, Inc.	3,172,548	1.7
12,164		BCE, Inc.	568,296	0.3
12,105		Belgacom S.A.	301,354	0.2
4,911		Bell Aliant, Inc.	130,238	0.1
118,161		Bezeq Israeli Telecommunication Corp., Ltd.	163,995	0.1
86,485		BT Group PLC	365,278	0.2
12,498		CenturyTel, Inc.	439,055	0.2
246,000		China Mobile Ltd.	2,609,173	1.4
147,673		Chunghwa Telecom Co., Ltd.	456,632	0.3
102,186		Deutsche Telekom AG	1,081,775	0.6
147,300		Digi.Com BHD	220,948	0.1
2,520		Elisa OYJ	46,896	0.0
5,131		Empresa Nacional de Telecom	108,568	0.1
59,159		Far EasTone Telecommunications Co., Ltd.	134,166	0.1
106,232		France Telecom S.A.	1,076,435	0.6
45,353		Frontier Communications Corp.	180,505	0.1
3,705		Globe Telecom, Inc.	108,944	0.1
6,913		Inmarsat PLC	74,008	0.0
4,463		KT Corp.	141,110	0.1
130,100		Maxis Bhd	274,359	0.1
18,908		Mobile Telesystems OJSC ADR	392,152	0.2
26,519		MTN Group Ltd.	465,999	0.3
15,900		Nippon Telegraph & Telephone Corp.	694,188	0.4
548		NTT DoCoMo, Inc.	814,639	0.5
23,300		Oi SA	80,136	0.0
4,270		Philippine Long Distance Telephone Co.	309,475	0.2
49,574		Portugal Telecom SGPS S.A.	245,752	0.1
5,818		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	297,186	0.2
80,333		Shin Corp. PCL	218,696	0.1
355,000		Singapore Telecommunications Ltd.	1,029,283	0.6
1,582		SK Telecom Co., Ltd.	257,091	0.1
50,000		StarHub Ltd.	175,770	0.1
1,063		Swisscom AG	492,305	0.3
66,000		Taiwan Mobile Co., Ltd.	223,369	0.1
20,808		TDC A/S	160,157	0.1
14,336		Tele2 AB - B Shares	250,055	0.1
83,027		Telecom Corp. of New Zealand Ltd.	162,954	0.1
283,608		Telecom Italia S.p.A.	200,031	0.1
10,278	@	Telefonica O2 Czech Republic A/S	154,875	0.1
11,695		Telekom Austria AG	76,808	0.0
43,708		Telekomunikacja Polska S.A.	89,510	0.1
265,000		Telekomunikasi Indonesia Tbk PT	300,764	0.2
23,159		Telenor ASA	509,917	0.3
77,904		TeliaSonera AB	556,395	0.3
399,193		Telstra Corp., Ltd.	1,877,041	1.0
2,376		TELUS Corp.	164,099	0.1
99,271		Turk Telekomunikasyon AS	440,115	0.2
38,883		Verizon Communications, Inc.	1,911,099	1.0
28,639		Vivendi	592,486	0.3
20,419		Vodacom Group Pty Ltd.	244,004	0.1
862,660		Vodafone Group PLC	2,447,966	1.3
17,210		Windstream Corp.	136,819	0.1
			28,042,294	15.3
		Utilities: 8.5%
152,600		Aboitiz Power Corp.	138,353	0.1
1,579		Acciona SA	86,452	0.0
98,614		AES Gener SA	67,599	0.0
2,400		AES Tiete SA	20,784	0.0
10,521		AGL Energy Ltd.	174,156	0.1
400		AGL Resources, Inc.	16,780	0.0
36,976		Aguas Andinas SA	29,808	0.0
2,456		Alliant Energy Corp.	123,242	0.1
4,510		Ameren Corp.	157,940	0.1
8,146		American Electric Power Co., Inc.	396,140	0.2
7,467		CenterPoint Energy, Inc.	178,909	0.1
22,400		Centrais Eletricas Brasileiras SA	77,373	0.0
92,498		Centrica PLC	517,776	0.3
11,856		CEZ A/S	347,008	0.2
11,400		Chubu Electric Power Co., Inc.	138,842	0.1
4,700		Chugoku Electric Power Co., Inc.	61,417	0.0
11,555		Cia Energetica de Minas Gerais	135,978	0.1
30,500		CLP Holdings Ltd.	267,374	0.1
900		CMS Energy Corp.	25,146	0.0
4,219		Consolidated Edison, Inc.	257,486	0.1
21,900		CPFL Energia S.A.	229,323	0.1
7,563		Dominion Resources, Inc.	440,015	0.2
3,655		Drax Group PLC	34,052	0.0
2,522		DTE Energy Co.	172,354	0.1
9,043		Duke Energy Corp.	656,431	0.4
40,612		E.ON AG	710,620	0.4
9,300		EDP - Energias do Brasil S.A.	58,449	0.0
38,265		Electricite de France SA	734,019	0.4
4,297	@	Enagas	100,216	0.0
285,460		Enel S.p.A.	936,007	0.5
97,285		Energias de Portugal S.A.	299,800	0.2
2,231		Entergy Corp.	141,089	0.1
10,861		Exelon Corp.	374,487	0.2
5,818		FirstEnergy Corp.	245,520	0.1
16,689		Fortum OYJ	336,643	0.2
16,002		Gas Natural SDG S.A.	283,956	0.2
55,524		Gaz de France	1,066,671	0.6
34,500		Power Assets Holdings Ltd.	326,061	0.2

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Utilities (continued)
1,550		Integrys Energy Group, Inc.	$90,148	0.1
14,000		Kansai Electric Power Co., Inc.	132,759	0.1
9,900		Kyushu Electric Power Co., Inc.	100,938	0.0
8,800		Light S.A.	87,184	0.1
14,930		Manila Electric Co.	119,441	0.1
67,975		National Grid PLC	789,857	0.4
5,673		Pacific Gas & Electric Co.	252,619	0.1
6,483		Pepco Holdings, Inc.	138,736	0.1
319,500		Perusahaan Gas Negara PT	196,068	0.1
2,260		Pinnacle West Capital Corp.	130,831	0.1
7,175		PPL Corp.	224,649	0.1
6,012		Public Service Enterprise Group, Inc.	206,452	0.1
1,774		Red Electrica de Espana	89,341	0.0
12,527		RWE AG	467,645	0.3
2,652		SCANA Corp.	135,676	0.1
19,477		Scottish & Southern Energy PLC	440,306	0.2
4,734		Severn Trent PLC	123,358	0.1
10,919		Southern Co.	512,320	0.3
10,697		Suez Environnement S.A.	136,400	0.1
15,700		Tauron Polska Energia SA	20,656	0.0
5,300		TECO Energy, Inc.	94,446	0.1
48,478		Terna S.p.A	201,212	0.1
7,400		Tractebel Energia S.A.	126,742	0.1
4,700		Transalta Corp.	68,706	0.0
14,813		United Utilities Group PLC	159,639	0.1
8,032		Vector Ltd.	19,163	0.0
12,430		Veolia Environnement	157,506	0.1
			15,587,074	8.5
		Total Common Stock (Cost $153,314,085)	178,360,660	97.5

RIGHTS: 0.0%

		Financials: 0.0%
7,103		Chinatrust Financial Holding Co., Ltd.	673	0.0
		Total Rights
		(Cost $—)	673	0.0
		Total Long-Term Investments
		(Cost $153,314,085)	178,361,333	97.5

SHORT-TERM INVESTMENTS: 1.6%

		Mutual Funds: 1.6%
2,950,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,950,000)	2,950,000	1.6
		Total Short-Term Investments
		(Cost $2,950,000)	2,950,000	1.6
		Total Investments in Securities (Cost $156,264,085)	$181,311,333	99.1
		Assets in Excess of Other Liabilities	1,683,864	0.9
		Net Assets	$182,995,197	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

		Cost for federal income tax purposes is $158,609,843.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$36,903,076
		Gross Unrealized Depreciation	(14,201,586)
		Net Unrealized Appreciation	$22,701,490

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$759,190	$5,638,268	$—	$6,397,458
Consumer Staples	2,996,100	7,956,252	—	10,952,352
Energy	7,499,228	14,223,953	—	21,723,181
Financials	10,551,981	40,253,791	—	50,805,772
Health Care	5,960,508	11,268,804	—	17,229,312
Industrials	918,313	11,279,423	—	12,197,736
Information Technology	309,565	2,754,501	—	3,064,066
Materials	2,280,985	10,080,430	—	12,361,415
Telecommunication Services	8,118,879	19,923,415	—	28,042,294
Utilities	6,011,715	9,575,359	—	15,587,074
Total Common Stock	45,406,464	132,954,196	—	178,360,660
Rights	—	673	—	673
Short-Term Investments	2,950,000	—	—	2,950,000
Total Investments, at fair value	$48,356,464	$132,954,869	$—	$181,311,333
Other Financial Instruments+
Futures	6,713	—	—	6,713
Total Assets	$48,363,177	$132,954,869	$—	$181,318,046
Liabilities Table
Other Financial Instruments+
Futures	$(10,995)	$—	$—	$(10,995)
Total Liabilities	$(10,995)	$—	$—	$(10,995)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	34	06/21/13	$2,820,640	$(3,509)
Mini MSCI Emerging Markets Index	17	06/21/13	873,290	(7,486)
S&P 500 E-Mini	11	06/21/13	859,485	6,713
			$4,553,415	$(4,282)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013